UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481

(Address of principal executive offices)  (Zip code)

John T. Donnelly

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1.	SCHEDULE OF INVESTMENTS.

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.7%
AEROSPACE & DEFENSE – 0.6%
BAE Systems PLC	GB	48,700	$201,139
Saab AB, Class B	SE	12,100	217,072

			418,211

AIRLINES – 0.6%
Cathay Pacific Airways Ltd.	HK	137,000	225,335
Deutsche Luftansa AG	DE	17,400	225,579

			450,914

AUTO COMPONENTS – 2.4%
Bridgestone Corp.	JP	22,400	508,248
Compagnie Generale Des Etablissements Michelin, Class B	FR	2,400	143,539
Faurecia	FR	7,400	157,624
GKN PLC	GB	112,200	304,650
Magna International, Inc.	CA	10,900	360,421
Sumitomo Rubber Industries Ltd.	JP	16,700	213,533

			1,688,015

AUTOMOBILES – 4.9%
Bayerische Motoren Werke AG	DE	5,500	363,337
Daimler AG	DE	5,800	257,952
Mazda Motor Corp.*	JP	190,000	384,322
Nissan Motor Co., Ltd.	JP	75,900	671,566
Renault SA	FR	18,300	606,159
Toyota Motor Corp.	JP	31,600	1,083,221

			3,366,557

BEVERAGES – 0.6%
Asahi Breweries Ltd.	JP	20,400	432,263

BUILDING PRODUCTS – 0.7%
Asahi Glass Co., Ltd.	JP	53,000	517,451

CAPITAL MARKETS – 0.7%
Deutsche Bank AG	DE	7,600	263,350
Macquarie Group Ltd.	AU	10,600	229,235

			492,585

CHEMICALS – 4.2%
Agrium, Inc.	CA	2,200	146,436
Air Water, Inc.	JP	25,000	309,009
BASF SE	DE	6,600	402,372
Daicel Chemical Industries Ltd.	JP	39,000	222,027
DIC Corp.	JP	80,000	145,327
Incitec Pivot Ltd.	AU	87,000	269,551
JSR Corp.	JP	15,400	264,968
Koninklijke DSM NV	NL	7,500	326,089
Linde AG	DE	1,100	147,195
Mitsubishi Gas Chemical Co., Inc.	JP	22,000	135,058
Syngenta AG*	CH	727	188,924
Tosoh Corp.	JP	32,000	100,273
Ube Industries Ltd.	JP	73,000	242,597

			2,899,826

	Country Code**	Shares	Value
COMMERCIAL BANKS – 9.8%
Australia & New Zealand Banking Group Ltd.	AU	31,300	$580,965
Banco Bilbao Vizcaya Argentaria SA	ES	29,000	240,110
Banco do Brasil SA	BR	8,100	107,009
Banco Santander SA	ES	18,100	147,984
Barclays PLC	GB	98,700	242,048
BNP Paribas	FR	10,519	414,686
BOC Hong Kong Holdings Ltd.	HK	104,000	221,732
HSBC Holdings PLC	GB	109,225	836,587
KB Financial Group, Inc. ADR	KR	2,247	73,612
KBC GROEP NV	BE	14,400	332,220
Lloyds Banking Group PLC*	GB	810,700	435,227
Mitsubishi UFJ Financial Group, Inc.	JP	158,800	728,837
Mizuho Financial Group, Inc.	JP	175,200	256,560
National Australia Bank, Ltd.	AU	35,900	762,564
National Bank of Canada	CA	3,700	246,772
Societe Generale	FR	25,064	656,120
Sumitomo Mitsui Financial Group, Inc.	JP	16,000	450,809
Turkiye Is Bankasi, C Shares	TR	30,700	78,864

			6,812,706

COMMUNICATIONS EQUIPMENT – 0.5%
Nokia OYJ	FI	28,500	161,161
Telefonaktiebolaget LM Ericsson	SE	22,309	214,211

			375,372

COMPUTERS & PERIPHERALS – 1.3%
Fujitsu Ltd.	JP	86,000	405,563
NEC Corp.*	JP	59,000	119,860
Toshiba Corp.	JP	98,000	399,786

			925,209

CONSTRUCTION & ENGINEERING – 1.1%
Balfour Beatty PLC	GB	53,500	211,626
Bouygues SA	FR	16,300	539,226

			750,852

DISTRIBUTORS – 0.3%
Inchcape PLC	GB	43,900	189,616

DIVERSIFIED FINANCIAL SERVICES – 1.8%
ING Groep NV - CVA*	NL	130,498	920,514
Orix Corp.	JP	4,060	318,659

			1,239,173

DIVERSIFIED TELECOMMUNICATION SERVICES – 6.4%
BT Group PLC	GB	56,850	152,376
France Telecom SA	FR	13,900	227,499
Koninklijke KPN NV	NL	12,800	168,589
Nippon Telegraph & Telephone Corp.	JP	19,600	938,999
Tele2 AB, B Shares	SE	11,700	211,917
Telecom Italia SpA	IT	512,400	556,727
Telecom Italia SpA RSP	IT	163,600	159,106
Telefonica SA	ES	30,900	592,192

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Telenor ASA	NO	16,500	$254,483
TeliaSonera AB	SE	46,500	306,575
Telstra Corp., Ltd.	AU	115,790	344,849
Vivendi	FR	23,690	482,326

			4,395,638

ELECTRIC UTILITIES – 2.2%
E.ON AG	DE	38,200	828,789
EDP - Energias de Portugal SA	PT	102,000	314,158
Enel SpA	IT	47,928	211,564
Scottish & Southern Energy PLC	GB	7,000	140,470

			1,494,981

ELECTRICAL EQUIPMENT – 1.3%
Furukawa Electric Co., Ltd.	JP	54,000	147,068
Mitsubishi Electric Corp.	JP	38,000	336,599
Sumitomo Electric Industries Ltd.	JP	37,800	443,938

			927,605

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
AU Optronics Corp. ADR	TW	7,374	29,201
Celestica, Inc.*	CA	14,300	103,849
Hitachi Ltd.	JP	41,000	203,526
LG Display Co., Ltd. ADR	KR	7,700	62,755

			399,331

ENERGY EQUIPMENT & SERVICES – 0.7%
Aker Solutions ASA	NO	19,100	182,965
Precision Drilling Corp.*	CA	20,800	173,284
Transocean Ltd.	CH	3,100	149,465

			505,714

FOOD & STAPLES RETAILING – 1.7%
Aeon Co., Ltd.	JP	9,200	124,445
Delhaize Group	BE	4,835	282,650
Empire Co., Ltd., Class A	CA	3,600	197,538
Koninklijke Ahold NV	NL	29,890	351,512
Metro, Inc., Class A	CA	2,400	104,941
Tesco PLC	GB	19,500	114,223

			1,175,309

FOOD PRODUCTS – 2.7%
Danone SA	FR	4,400	270,482
Goodman Fielder Ltd.	AU	193,300	88,599
Goodman Fielder Ltd.*	AU	80,542	35,073
Nestle SA	CH	20,028	1,102,595
Unilever NV	NL	11,800	373,510

			1,870,259

GAS UTILITIES – 1.1%
Gas Natural SDG SA	ES	26,200	445,533
Tokyo Gas Co., Ltd.	JP	61,000	283,334

			728,867

HEALTH CARE PROVIDERS & SERVICES – 0.4%
Medipal Holdings Corp.	JP	25,100	254,241

HOTELS, RESTAURANTS & LEISURE – 0.9%
Compass Group PLC	GB	14,080	113,592

	Country Code**	Shares	Value
Tui Travel PLC	GB	81,600	$188,211
William Hill PLC	GB	84,220	295,407

			597,210

HOUSEHOLD DURABLES – 1.5%
Sharp Corp.	JP	52,000	436,863
Sony Corp.	JP	22,500	430,694
Taylor Wimpey PLC*	GB	332,800	179,995

			1,047,552

INDUSTRIAL CONGLOMERATES – 1.3%
Bidvest Group, Ltd.	ZA	5,600	103,109
Cookson Group PLC	GB	24,900	166,114
Hutchison Whampoa Ltd.	HK	16,000	118,407
Siemens AG	DE	5,700	512,831

			900,461

INSURANCE – 5.9%
Aegon NV*	NL	114,700	464,922
AIA Group Ltd.	HK	37,000	105,252
Allianz SE	DE	9,950	932,606
Assicurazioni Generali SpA	IT	9,600	152,028
Aviva PLC	GB	79,300	372,938
Catlin Group, Ltd.	BM	43,500	251,905
Hannover Rueckversicherung AG	DE	3,900	176,325
Insurance Australia Group Ltd.	AU	44,800	129,688
Legal & General Group PLC	GB	98,300	146,813
Muenchener Rueckversicherungs AG	DE	5,050	627,193
Prudential PLC	GB	19,000	163,173
Suncorp Group Ltd.	AU	42,500	323,579
Zurich Financial Services AG*	CH	1,070	222,886

			4,069,308

LEISURE EQUIPMENT & PRODUCTS – 0.2%
Namco Bandai Holdings, Inc.	JP	10,600	143,566

MACHINERY – 0.2%
Volvo AB, B Shares	SE	12,850	126,236

MEDIA – 1.3%
Fairfax Media Ltd.	AU	228,700	179,733
Groupe Aeroplan, Inc.	CA	9,700	110,431
Informa PLC	JE	31,630	160,526
ITV PLC*	GB	324,500	296,799
Lagardere SCA	FR	6,600	162,118

			909,607

METALS & MINING – 7.5%
Anglo American PLC	GB	6,200	213,348
ArcelorMittal	LU	7,800	124,619
BHP Billiton Ltd.	AU	5,000	165,552
BHP Billiton PLC	GB	28,800	769,361
Dowa Holdings Co., Ltd.	JP	35,000	194,786
Fortescue Metals Group Ltd.	AU	19,300	80,617
Glencore International PLC	JE	43,900	275,816
Hindalco Industries, Ltd. GDR(1)	IN	26,390	70,831
IAMGOLD Corp.	CA	12,400	246,485
JFE Holdings, Inc.	JP	18,700	377,483
KGHM Polska Miedz SA	PL	3,000	117,468

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Mitsubishi Materials Corp.	JP	79,000	$192,368
OneSteel Ltd.	AU	122,000	142,976
Rio Tinto PLC	GB	29,100	1,290,531
ThyssenKrupp AG	DE	16,600	407,885
Vale SA ADR	BR	4,100	86,100
Xstrata PLC	GB	32,517	410,615

			5,166,841

MULTI-UTILITIES – 0.8%
Centrica PLC	GB	33,700	155,344
GDF Suez	FR	8,300	246,607
RWE AG	DE	3,250	119,886

			521,837

OFFICE ELECTRONICS – 0.3%
Konica Minolta Holdings, Inc.	JP	29,500	202,273

OIL, GAS & CONSUMABLE FUELS – 9.7%
BG Group PLC	GB	6,000	114,832
BP PLC	GB	302,900	1,816,091
Caltex Australia Ltd.	AU	10,300	106,158
China Petroleum & Chemical Corp.	CN	142,000	136,563
Eni SpA	IT	29,500	518,985
Gazprom OAO ADR	RU	7,400	70,670
Inpex Corp.	JP	22	135,104
JX Holdings, Inc.	JP	51,400	288,492
Lukoil ADR	RU	2,100	104,467
Nexen, Inc.	CA	27,318	424,929
Petroleo Brasileiro SA ADR	BR	4,200	87,024
PTT PCL	TH	10,700	89,669
Repsol YPF SA	ES	5,800	153,113
Royal Dutch Shell PLC, A Shares	GB	56,202	1,733,114
Statoil ASA	NO	8,650	185,610
Total SA	FR	16,300	719,146

			6,683,967

PAPER & FOREST PRODUCTS – 1.0%
Mondi PLC	GB	33,200	242,641
Oji Paper Co., Ltd.	JP	55,000	301,665
UPM-Kymmene OYJ	FI	13,800	155,899

			700,205

PERSONAL PRODUCTS – 0.3%
L’oreal SA	FR	2,000	195,105

PHARMACEUTICALS – 9.3%
AstraZeneca PLC	GB	33,000	1,464,522
Bayer AG	DE	5,800	320,066
GlaxoSmithKline PLC	GB	52,300	1,079,215
Novartis AG	CH	23,290	1,301,018
Otsuka Holdings Co., Ltd.	JP	13,300	364,370
Roche Holding AG	CH	7,200	1,162,887
Sanofi-Aventis SA	FR	10,949	720,190

			6,412,268

PROFESSIONAL SERVICES – 0.4%
Randstad Holding NV	NL	7,700	245,481

REAL ESTATE INVESTMENT TRUSTS – 0.1%
Land Securities Group PLC	GB	9,300	92,429

	Country Code**	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.1%
Mitsui Fudosan Co., Ltd.	JP	15,000	$236,958
New World Development, Ltd.	HK	277,939	266,111
Sumitomo Realty & Development Co., Ltd.	JP	14,000	269,122

			772,191

ROAD & RAIL – 1.8%
Central Japan Railway Co.	JP	16	139,629
East Japan Railway Co.	JP	4,300	260,694
FirstGroup PLC	GB	43,700	217,254
Nippon Express Co., Ltd.	JP	79,000	336,973
West Japan Railway Co.	JP	6,300	270,056

			1,224,606

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%
Advanced Semiconductor Engineering, Inc. ADR	TW	24,416	103,035
Samsung Electronics Co., Ltd. GDR	KR	300	105,148

			208,183

SPECIALTY RETAIL – 0.6%
Esprit Holdings Ltd.	BM	83,207	101,299
Kingfisher PLC	GB	90,500	347,512

			448,811

TEXTILES, APPAREL & LUXURY GOODS – 0.1%
Compagnie Financiere Richemont SA	CH	2,200	98,000

TOBACCO – 2.7%
British American Tobacco PLC	GB	12,600	532,039
Imperial Tobacco Group PLC	GB	16,700	563,585
Japan Tobacco, Inc.	JP	163	762,441

			1,858,065

TRADING COMPANIES & DISTRIBUTORS – 1.7%
Marubeni Corp.	JP	29,000	161,935
Mitsubishi Corp.	JP	24,500	498,811
Mitsui & Co., Ltd.	JP	21,100	305,639
Sumitomo Corp.	JP	18,900	233,860

			1,200,245

WIRELESS TELECOMMUNICATION SERVICES – 2.1%
KDDI Corp.	JP	21	144,571
Vodafone Group PLC	GB	497,800	1,282,970

			1,427,541

Total Common Stocks (Cost $78,776,534)			67,562,683

EQUITY LINKED SECURITIES – 0.2%
COMMERCIAL BANKS – 0.1%+
Hana Financial Group, Inc. (Deutsche Bank AG), expires 11/18/19*(1)	DE	3,400	101,010

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.0%+^
AU Optronics Corp., (Credit Suisse Group AG), expires 2/17/12*(1)	CH	19,947	$8,178

METALS & MINING – 0.1%
Tata Steel Ltd., (Merrill Lynch & Co., Inc.), expires 12/23/14*(1)		7,300	61,911

Total Equity Linked Securities
(Cost $210,046)			171,099

PREFERRED STOCKS – 0.5%
AUTOMOBILES – 0.5%
Volkswagen AG (Cost $435,397)	DE	2,600	343,117

RIGHTS – 0.0%^
COMMERCIAL BANKS – 0.0%^
Banco Bilbao Vizcaya Argentaria SA, expires 10/20/11* (Cost $3,941)	ES	29,000	4,274

TOTAL INVESTMENTS – 98.4%
(Cost $79,425,918)			68,081,173
Other assets less liabilities – 1.6%			1,078,898

NET ASSETS – 100.0%			$69,160,071

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

AU	Australia
BE	Belgium
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
DE	Germany
ES	Spain
FI	Finland
FR	France
GB	Great Britain
HK	Hong Kong
IN	India
IT	Italy
JE	Jersey
JP	Japan
KR	Korea, Republic of
LU	Luxembourg
NL	Netherlands
NO	Norway
PL	Poland
PT	Portugal
RU	Russia
SE	Sweden
TH	Thailand
TR	Turkey
TW	Taiwan, Province of China
ZA	South Africa

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Country listed is the country in which the broker is domiciled.
^	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $241,930, representing 0.3% of net assets.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

Japan	25.1%
Great Britain	24.7
Germany	8.7
France	8.0
Switzerland	6.1
Australia	5.0
Netherlands	4.1
Canada	3.1
Italy	2.3
Spain	2.3
Other (individually less than 2%)	9.0

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $29,089 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	DJ Euro Stoxx 50 Index December Futures	12/16/11	9	237,131	259,965	22,834

(3)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Citibank NA	CAD	2,539,000	USD	2,566,046	11/15/11	145,441
HSBC Bank PLC	USD	337,216	CAD	335,000	11/15/11	(17,837)
HSBC Bank PLC	USD	259,989	CAD	266,000	11/15/11	(6,393)
Royal Bank of Scotland PLC	CAD	582,000	USD	587,754	11/15/11	32,893
Royal Bank of Scotland PLC	USD	859,403	CAD	853,000	11/15/11	(46,178)
UBS AG	CAD	405,000	USD	428,109	11/15/11	41,994

Net unrealized appreciation				149,920

CAD	- Canadian Dollar
USD	- United States Dollar

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$—	$418,211	$—	$418,211
Airlines	—	450,914	—	450,914
Auto Components	360,421	1,327,594	—	1,688,015
Automobiles	—	3,366,557	—	3,366,557
Beverages	—	432,263	—	432,263
Building Products	—	517,451	—	517,451
Capital Markets	—	492,585	—	492,585
Chemicals	146,436	2,753,390	—	2,899,826
Commercial Banks	427,393	6,385,313	—	6,812,706
Communications Equipment	—	375,372	—	375,372
Computers & Peripherals	—	925,209	—	925,209
Construction & Engineering	—	750,852	—	750,852
Distributors	—	189,616	—	189,616
Diversified Financial Services	—	1,239,173	—	1,239,173
Diversified Telecommunication Services	—	4,395,638	—	4,395,638
Electric Utilities	—	1,494,981	—	1,494,981
Electrical Equipment	—	927,605	—	927,605
Electronic Equipment, Instruments & Components	195,805	203,526	—	399,331
Energy Equipment & Services	173,284	332,430	—	505,714
Food & Staples Retailing	302,479	872,830	—	1,175,309
Food Products	—	1,870,259	—	1,870,259
Gas Utilities	—	728,867	—	728,867
Health Care Providers & Services	—	254,241	—	254,241
Hotels, Restaurants & Leisure	—	597,210	—	597,210
Household Durables	—	1,047,552	—	1,047,552
Industrial Conglomerates	—	900,461	—	900,461
Insurance	—	4,069,308	—	4,069,308
Leisure Equipment & Products	—	143,566	—	143,566
Machinery	—	126,236	—	126,236
Media	110,431	799,176	—	909,607
Metals & Mining	332,585	4,834,256	—	5,166,841
Multi-Utilities	—	521,837	—	521,837
Office Electronics	—	202,273	—	202,273
Oil, Gas & Consumable Fuels	582,623	6,101,344	—	6,683,967
Paper & Forest Products	—	700,205	—	700,205
Personal Products	—	195,105	—	195,105
Pharmaceuticals	—	6,412,268	—	6,412,268
Professional Services	—	245,481	—	245,481
Real Estate Investment Trusts	—	92,429	—	92,429
Real Estate Management & Development	—	772,191	—	772,191
Road & Rail	—	1,224,606	—	1,224,606
Semiconductors & Semiconductor Equipment	103,035	105,148	—	208,183
Specialty Retail	—	448,811	—	448,811
Textiles, Apparel & Luxury Goods	—	98,000	—	98,000
Tobacco	—	1,858,065	—	1,858,065
Trading Companies & Distributors	—	1,200,245	—	1,200,245
Wireless Telecommunication Services	—	1,427,541	—	1,427,541

Total Common Stocks	2,734,492	64,828,191	—	67,562,683

Equity Linked Securities (a)	—	171,099	—	171,099
Preferred Stocks (a)	—	343,117	—	343,117

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Rights (a)	—	4,274	—	4,274

Total Investments	2,734,492	65,346,681	—	68,081,173

Financial Derivative Instruments
Futures Contracts	—	22,834	—	22,834
Forward Foreign Currency Exchange Contracts	—	220,328	—	220,328

Total Financial Derivative Instruments	$—	$243,162	$—	$243,162

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(70,408)	$—	$(70,408)

Total Financial Derivative Instruments	$—	$(70,408)	$—	$(70,408)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.9%
AEROSPACE & DEFENSE – 0.7%
BAE Systems PLC	GB	22,902	$94,589
Cobham PLC	GB	8,528	23,084
Elbit Systems Ltd.	IL	153	5,958
European Aeronautic Defense and Space Co., NV	NL	2,741	77,046
Finmeccanica SpA	IT	2,522	17,450
Rolls-Royce Holdings PLC*	GB	12,371	113,724
Safran SA	FR	1,174	35,914
Singapore Technologies Engineering Ltd.	SG	10,000	21,287
Thales SA	FR	743	23,224

			412,276

AIR FREIGHT & LOGISTICS – 0.3%
Deutsche Post AG	DE	5,712	73,130
PostNL NV	NL	1,964	8,591
TNT Express NV	NL	2,162	15,117
Toll Holdings Ltd.	AU	4,132	17,327
Yamato Holdings Co., Ltd.	JP	2,500	45,578

			159,743

AIRLINES – 0.2%
Air France-KLM*	FR	787	5,752
All Nippon Airways Co., Ltd.	JP	5,000	15,648
Cathay Pacific Airways Ltd.	HK	7,000	11,514
Deutsche Luftansa AG	DE	1,464	18,980
International Consolidated Airlines Group SA*	ES	5,615	13,219
Qantas Airways Ltd.*	AU	9,427	12,637
Ryanair Holdings PLC ADR*	IE	303	7,802
Singapore Airlines Ltd.	SG	4,000	34,672

			120,224

AUTO COMPONENTS – 0.8%
Aisin Seiki Co., Ltd.	JP	1,400	46,614
Bridgestone Corp.	JP	4,400	99,835
Compagnie Generale Des Etablissements Michelin, Class B	FR	1,192	71,291
Continental AG*	DE	510	29,437
Denso Corp.	JP	3,300	106,085
GKN PLC	GB	10,104	27,435
Koito Manufacturing Co., Ltd.	JP	1,000	15,820
NGK Spark Plug Co., Ltd.	JP	1,000	13,590
NHK Spring Co., Ltd.	JP	1,000	8,836
NOK Corp.	JP	600	10,855
Nokian Renkaat OYJ	FI	692	20,717
Pirelli & C. SpA	IT	1,386	9,859
Stanley Electric Co., Ltd.	JP	1,000	15,111
Sumitomo Rubber Industries Ltd.	JP	1,000	12,786
Toyoda Gosei Co., Ltd.	JP	400	7,616
Toyota Boshoku Corp.	JP	400	5,716
Toyota Industries Corp.	JP	1,100	32,081

			533,684

	Country Code**	Shares	Value
AUTOMOBILES – 2.9%
Bayerische Motoren Werke AG	DE	2,230	$147,317
Daihatsu Motor Co., Ltd.	JP	1,000	18,145
Daimler AG	DE	6,099	271,250
Fiat SpA	IT	5,540	29,911
Fuji Heavy Industries Ltd.	JP	4,000	23,486
Honda Motor Co., Ltd.	JP	10,900	319,314
Isuzu Motors Ltd.	JP	9,000	38,665
Mazda Motor Corp.*	JP	10,000	20,227
Mitsubishi Motors Corp.*	JP	25,000	33,135
Nissan Motor Co., Ltd.	JP	16,800	148,647
Peugeot SA	FR	957	20,359
Renault SA	FR	1,344	44,518
Suzuki Motor Corp.	JP	2,400	52,903
Toyota Motor Corp.	JP	18,500	634,165
Volkswagen AG	DE	189	23,286
Yamaha Motor Co., Ltd.*	JP	1,800	23,764

			1,849,092

BEVERAGES – 2.1%
Anheuser-Busch Inbev NV	BE	5,370	285,035
Asahi Breweries Ltd.	JP	2,700	57,211
Carlsberg A/S, Class B	DK	743	44,030
Coca-Cola Amatil Ltd.	AU	3,917	44,872
Coca-Cola Hellenic Bottling Co. SA*	GR	1,135	20,004
Coca-Cola West Co., Ltd.	JP	400	7,673
Diageo PLC	GB	16,728	318,946
Foster’s Group Ltd.	AU	13,324	67,656
Heineken Holding NV	NL	819	31,607
Heineken NV	NL	1,745	78,412
Kirin Holdings Co., Ltd.	JP	5,000	65,400
Pernod-Ricard SA	FR	1,318	103,190
SABMiller PLC	GB	6,432	209,870

			1,333,906

BIOTECHNOLOGY – 0.2%
Actelion Ltd.*	CH	800	26,577
CSL Ltd.	AU	3,576	101,520
Grifols SA*	ES	903	16,840

			144,937

BUILDING PRODUCTS – 0.6%
Asahi Glass Co., Ltd.	JP	7,000	68,343
Assa Abloy AB	SE	2,203	45,326
Compagnie de Saint-Gobain	FR	2,640	100,719
Daikin Industries Ltd.	JP	1,500	42,964
Geberit AG*	CH	246	45,421
JS Group Corp.	JP	1,700	47,591
Nippon Sheet Glass Co., Ltd.	JP	6,000	13,424
TOTO Ltd.	JP	2,000	17,641

			381,429

CAPITAL MARKETS – 1.7%
3i Group PLC	GB	6,272	18,234
Credit Suisse Group AG*	CH	7,725	202,095
Daiwa Securities Group, Inc.	JP	12,000	44,811
Deutsche Bank AG	DE	6,290	217,957
GAM Holding AG*	CH	1,282	16,046

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ICAP PLC	GB	3,599	$22,940
Investec PLC	GB	2,994	16,199
Julius Baer Group, Ltd.	CH	1,407	47,019
Macquarie Group Ltd.	AU	2,374	51,340
Man Group PLC	GB	13,237	34,241
Mediobanca SpA	IT	3,234	25,389
Nomura Holdings, Inc.	JP	23,500	85,702
Ratos AB	SE	1,226	14,075
SBI Holdings, Inc.	JP	139	12,011
Schroders PLC	GB	724	14,352
UBS AG*	CH	24,576	281,114

			1,103,525

CHEMICALS – 3.5%
Air Liquide SA	FR	1,916	223,742
Air Water, Inc.	JP	1,000	12,360
Akzo Nobel NV	NL	1,568	69,192
Arkema SA	FR	342	19,805
Asahi Kasei Corp.	JP	8,000	47,945
BASF SE	DE	6,172	376,278
Daicel Chemical Industries Ltd.	JP	2,000	11,386
Denki Kagaku Kogyo KK	JP	3,000	11,438
Givaudan SA*	CH	54	42,114
Hitachi Chemical Co., Ltd.	JP	600	9,906
Incitec Pivot Ltd.	AU	11,332	35,110
Israel Chemicals Ltd.	IL	3,265	37,183
Johnson Matthey PLC	GB	1,524	37,381
JSR Corp.	JP	1,200	20,647
K+S AG	DE	1,171	61,301
Kaneka Corp.	JP	2,000	11,314
Kansai Paint Co., Ltd.	JP	2,000	19,165
Koninklijke DSM NV	NL	1,084	47,131
Kuraray Co., Ltd.	JP	2,200	30,004
Lanxess AG	DE	522	25,040
Linde AG	DE	1,141	152,681
Makhteshim-Agan Industries Ltd.*	IL	1,491	8,167
Mitsubishi Chemical Holdings Corp.	JP	9,500	64,427
Mitsubishi Gas Chemical Co., Inc.	JP	3,000	18,417
Mitsui Chemicals, Inc.	JP	5,000	16,724
Nitto Denko Corp.	JP	1,200	47,228
Novozymes A/S, Class B	DK	319	45,355
Orica Ltd.	AU	2,492	55,926
Shin-Etsu Chemical Co., Ltd.	JP	2,700	132,445
Showa Denko KK	JP	9,000	17,766
Sika AG	CH	13	23,017
Solvay SA	BE	423	39,830
Sumitomo Chemical Co., Ltd.	JP	10,000	38,585
Syngenta AG*	CH	635	165,016
Taiyo Nippon Sanso Corp.	JP	2,000	13,925
Teijin Ltd.	JP	6,000	21,570
The Israel Corporation Ltd.	IL	15	9,605
Toray Industries Inc.	JP	10,000	70,031
Tosoh Corp.	JP	3,000	9,401
Ube Industries Ltd.	JP	6,000	19,939
Umicore	BE	728	26,392
Wacker Chemie AG	DE	97	8,612

	Country Code**	Shares	Value
Yara International ASA	NO	1,281	$48,871

			2,202,372

COMMERCIAL BANKS – 11.4%
Alpha Bank AE*	GR	3,104	5,415
Aozora Bank Ltd.	JP	4,000	9,210
Australia & New Zealand Banking Group Ltd.	AU	16,927	314,185
Banca Carige SpA	IT	3,775	7,301
Banca Monte dei Paschi di Siena SpA	IT	28,042	15,573
Banco Bilbao Vizcaya Argentaria SA	ES	29,237	242,072
Banco Comercial Portugues, SA*	PT	22,407	5,798
Banco De Sabadell SA	ES	8,297	29,625
Banco Espirito Santo SA	PT	3,060	8,105
Banco Popolare SC	IT	11,372	18,803
Banco Popular Espanol SA	ES	6,964	32,128
Banco Santander SA	ES	56,924	465,404
Bank Hapoalim BM	IL	6,675	23,046
Bank Leumi Le-Israel	IL	8,877	27,196
Bank of Cyprus Public Co., Ltd.	CY	7,455	11,511
Bankia SAU*	ES	6,264	30,749
Bankinter SA	ES	1,360	7,386
Barclays PLC	GB	75,019	183,973
Bendigo and Adelaide Bank Ltd.	AU	2,245	18,184
BNP Paribas	FR	6,451	254,315
BOC Hong Kong Holdings Ltd.	HK	25,000	53,301
CaixaBank	ES	5,000	21,906
Chuo Mitsui Trust Holdings, Inc.	JP	22,000	72,818
Commerzbank AG*	DE	24,606	61,667
Commonwealth Bank of Australia	AU	10,443	454,162
Credit Agricole SA	FR	6,701	46,085
Danske Bank A/S*	DK	4,452	62,266
DBS Group Holdings Ltd.	SG	12,000	107,605
Dexia SA*	BE	3,384	6,437
DnB NOR ASA	NO	6,590	65,677
EFG Eurobank Ergasias SA*	GR	1,985	2,430
Erste Group Bank AG	AT	1,344	34,277
Fukuoka Financial Group, Inc.	JP	5,000	20,921
Hang Seng Bank Ltd.	HK	5,200	60,950
Hokuhoku Financial Group, Inc.	JP	8,000	17,480
HSBC Holdings PLC	GB	119,667	916,565
Intesa Sanpaolo	IT	67,739	106,231
Intesa Sanpaolo RSP	IT	5,436	6,988
Israel Discount Bank, Class A*	IL	4,761	6,983
KBC GROEP NV	BE	1,032	23,809
Lloyds Banking Group PLC*	GB	278,165	149,334
Mitsubishi UFJ Financial Group, Inc.	JP	85,300	391,497
Mizrahi Tefahot Bank Ltd.	IL	788	6,473
Mizuho Financial Group, Inc.	JP	152,500	223,319
National Australia Bank, Ltd.	AU	14,558	309,231
National Bank of Greece SA*	GR	6,898	24,956

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Natixis	FR	5,494	$17,283
Nordea Bank AB	SE	17,814	144,171
Oversea-Chinese Banking Corp., Ltd.	SG	17,000	104,774
Raiffeisen Bank International AG	AT	285	8,250
Resona Holdings, Inc.	JP	13,000	62,025
Royal Bank of Scotland Group PLC*	GB	124,427	44,513
Seven Bank Ltd.	JP	3	5,855
Shinsei Bank Ltd.	JP	8,000	8,992
Skandinaviska Enskilda Banken AB, Class A	SE	9,997	53,740
Societe Generale	FR	4,214	110,313
Standard Chartered PLC	GB	15,955	318,318
Sumitomo Mitsui Financial Group, Inc.	JP	9,000	253,580
Suruga Bank Ltd.	JP	1,000	9,742
Svenska Handelsbanken AB	SE	3,323	84,557
Swedbank AB, Class A	SE	5,564	61,433
The Bank of East Asia Ltd.	HK	11,000	33,644
The Bank of Kyoto Ltd.	JP	2,000	17,807
The Bank of Yokohama Ltd.	JP	8,000	40,118
The Chiba Bank Ltd.	JP	5,000	34,680
The Chugoku Bank Ltd.	JP	1,000	14,726
The Gunma Bank Ltd.	JP	3,000	16,721
The Hachijuni Bank Ltd.	JP	3,000	18,377
The Hiroshima Bank Ltd.	JP	3,000	14,848
The Iyo Bank Ltd.	JP	2,000	20,405
The Joyo Bank Ltd.	JP	4,000	18,609
The Nishi-Nippon City Bank Ltd.	JP	4,000	12,293
The Shizuoka Bank Ltd.	JP	4,000	41,909
UniCredit SpA	IT	90,023	95,458
Unione Di Banche Italiane SCPA	IT	6,118	22,649
United Overseas Bank Ltd.	SG	8,000	102,870
Westpac Banking Corp.	AU	20,188	390,946
Wing Hang Bank Ltd.	HK	1,000	8,116
Yamaguchi Financial Group, Inc.	JP	2,000	20,213

			7,175,282

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Aggreko PLC	GB	1,835	46,176
Babcock International Group PLC	GB	2,664	27,161
Brambles Ltd.	AU	10,028	61,820
Dai Nippon Printing Co., Ltd.	JP	4,000	41,364
Edenred	FR	1,018	24,252
G4S PLC	GB	9,833	40,684
Secom Co., Ltd.	JP	1,400	67,526
Securitas AB	SE	1,943	14,133
Serco Group PLC	GB	3,137	24,817
Societe BIC SA	FR	190	16,177
Toppan Printing Co., Ltd.	JP	4,000	29,133

			393,243

COMMUNICATIONS EQUIPMENT – 0.6%
Alcatel-lucent*	FR	16,020	46,450
Nokia OYJ	FI	25,275	142,924

	Country Code**	Shares	Value
Telefonaktiebolaget LM Ericsson	SE	20,414	$196,016

			385,390

COMPUTERS & PERIPHERALS – 0.3%
Fujitsu Ltd.	JP	12,000	56,590
NEC Corp.*	JP	19,000	38,599
Seiko Epson Corp.	JP	800	10,180
Toshiba Corp.	JP	27,000	110,145

			215,514

CONSTRUCTION & ENGINEERING – 0.8%
Acs Actividades De Construccion Y Servicios SA	ES	900	31,717
Balfour Beatty PLC	GB	4,207	16,641
Bouygues SA	FR	1,645	54,419
Chiyoda Corp.	JP	1,000	9,749
Eiffage SA	FR	236	7,280
Ferrovial SA	ES	2,695	30,722
Fomento de Construcciones y Contratas SA	ES	313	7,717
Hochtief AG	DE	274	17,114
JGC Corp.	JP	1,000	24,454
Kajima Corp.	JP	5,000	16,410
Kinden Corp.	JP	1,000	8,646
Koninklijke Boskalis Westminster NV	NL	441	13,565
Leighton Holdings Ltd.	AU	926	16,446
Obayashi Corp.	JP	4,000	19,758
Shimizu Corp.	JP	4,000	17,557
Skanska AB, Class B	SE	2,778	38,457
Taisei Corp.	JP	8,000	22,024
Vinci SA	FR	3,026	129,791

			482,467

CONSTRUCTION MATERIALS – 0.5%
Boral Ltd.	AU	4,476	14,896
Cimpor Cimentos de Portugal SGPS SA	PT	1,234	8,241
CRH PLC	IE	4,775	74,257
Fletcher Building Ltd.	NZ	5,030	29,419
HeidelbergCement AG	DE	903	32,805
Holcim Ltd.*	CH	1,660	88,093
Imerys SA	FR	210	10,505
James Hardie Industries SE CDI*	IE	3,315	18,126
Lafarge SA	FR	1,410	48,460

			324,802

CONSUMER FINANCE – 0.0%+
Aeon Credit Service Co., Ltd.	JP	600	9,230
Credit Saison Co., Ltd.	JP	900	17,353

			26,583

CONTAINERS & PACKAGING – 0.2%
Amcor Ltd.	AU	8,384	55,505
Rexam PLC	GB	6,473	31,127
Toyo Seikan Kaisha Ltd.	JP	900	13,620

			100,252

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
DISTRIBUTORS – 0.2%
Jardine Cycle & Carriage Ltd.	SG	1,000	$31,776
Li & Fung Ltd.	BM	40,000	67,046

			98,822

DIVERSIFIED CONSUMER SERVICES – 0.0%+
Benesse Holdings, Inc.	JP	600	26,580

DIVERSIFIED FINANCIAL SERVICES – 1.0%
ASX Ltd.	AU	1,223	35,523
Deutsche Boerse AG*	DE	1,312	66,355
Eurazeo	FR	176	7,392
Exor SpA	IT	399	7,810
Groupe Bruxelles Lambert SA	BE	563	39,542
Hong Kong Exchanges and Clearing Ltd.	HK	6,800	98,812
Industrivarden AB	SE	686	7,183
ING Groep NV - CVA*	NL	25,577	180,416
Investor AB	SE	3,128	55,045
Kinnevik Investment AB, Class B	SE	1,283	23,740
London Stock Exchange Group PLC	GB	869	10,932
Mitsubishi UFJ Lease & Finance Co., Ltd.	JP	340	13,573
Orix Corp.	JP	710	55,726
Pargesa Holding SA	CH	157	10,739
Pohjola Bank PLC	FI	811	8,532
Singapore Exchange Ltd.	SG	7,000	35,185

			656,505

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.8%
Belgacom SA	BE	1,097	33,015
Bezeq Israeli Telecommunication Corp Ltd.	IL	10,997	20,577
BT Group PLC	GB	52,731	141,336
Deutsche Telekom AG	DE	18,930	222,198
Elisa OYJ	FI	856	17,499
France Telecom SA	FR	12,565	205,649
Hellenic Telecommunications Organization SA	GR	1,430	6,079
Iliad SA	FR	149	16,645
Inmarsat PLC	GB	2,858	21,766
Koninklijke KPN NV	NL	10,242	134,898
Nippon Telegraph & Telephone Corp.	JP	3,200	153,306
PCCW Ltd.	HK	24,000	8,957
Portugal Telecom SGPS SA	PT	4,719	34,670
Singapore Telecommunications Ltd.	SG	53,000	128,187
Swisscom AG	CH	159	64,686
TDC A/S	DK	2,394	19,558
Tele2 AB, B Shares	SE	2,245	40,663
Telecom Corp. of New Zealand Ltd.	NZ	14,020	27,868
Telecom Italia SpA	IT	64,320	69,884
Telecom Italia SpA RSP	IT	42,939	41,759
Telefonica SA	ES	27,649	529,887
Telekom Austria AG	AT	2,131	21,507

	Country Code**	Shares	Value
Telenor ASA	NO	5,018	$77,394
TeliaSonera AB	SE	14,553	95,948
Telstra Corp., Ltd.	AU	29,376	87,488
Vivendi	FR	8,270	168,376

			2,389,800

ELECTRIC UTILITIES – 2.6%
Acciona S.A	ES	148	12,476
Cheung Kong Infrastructure Holdings Ltd.	BM	3,000	17,516
Chubu Electric Power Co., Inc.	JP	4,700	88,027
CLP Holdings Ltd.	HK	13,000	116,871
Contact Energy Ltd.*	NZ	2,068	8,543
E.ON AG	DE	12,095	262,414
EDP - Energias de Portugal SA	PT	13,679	42,131
Electricite de France	FR	1,702	49,291
Enel SpA	IT	43,817	193,417
Fortum OYJ	FI	2,960	69,675
Hokkaido Electric Power Co.	JP	1,100	16,215
Hokuriku Electric Power Co.	JP	1,200	22,142
Hongkong Electric Holdings Ltd.	HK	9,000	69,261
Iberdrola SA	ES	26,401	178,494
Kyushu Electric Power Co., Inc.	JP	2,800	45,018
Public Power Corp. SA	GR	700	5,560
Red Electrica Corp. SA	ES	687	31,306
Scottish & Southern Energy PLC	GB	6,386	128,149
Shikoku Electric Power Co., Inc.	JP	1,200	32,990
SP Ausnet	AU	8,617	7,739
Terna Rete Elettrica Nazionale SpA	IT	8,655	32,095
The Chugoku Electric Power Co., Inc.	JP	1,900	33,418
The Kansai Electric Power Co., Inc.	JP	5,100	88,135
The Tokyo Electric Power Co., Inc.*	JP	10,100	30,534
Tohoku Electric Power Co., Inc.	JP	3,200	44,334
Verbund AG	AT	410	11,800

			1,637,551

ELECTRICAL EQUIPMENT – 1.3%
ABB Ltd.*	CH	14,739	252,123
Alstom SA	FR	1,433	47,201
Bekaert NV	BE	244	9,934
Fuji Electric Holdings Co., Ltd.	JP	4,000	10,355
Furukawa Electric Co., Ltd.	JP	4,000	10,894
GS Yuasa Corp.	JP	2,000	9,378
Legrand SA	FR	1,393	43,426
Mabuchi Motor Co., Ltd.	JP	200	9,289
Mitsubishi Electric Corp.	JP	13,000	115,152
Nidec Corp.	JP	700	56,376
Prysmian SpA	IT	1,298	17,052
Schneider Electric SA	FR	3,257	174,300
Sumitomo Electric Industries Ltd.	JP	5,100	59,896
Ushio, Inc.	JP	600	9,135

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Vestas Wind Systems A/S*	DK	1,288	$20,874

			845,385

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.2%
Citizen Holdings Co., Ltd.	JP	1,600	7,967
Foxconn International Holdings Ltd.*	KY	14,000	7,232
FUJIFILM Holdings Corp.	JP	3,100	72,045
Hamamatsu Photonics KK	JP	400	16,122
Hexagon AB, Class B	SE	1,576	20,493
Hirose Electric Co., Ltd.	JP	200	18,592
Hitachi High-Technologies Corp.	JP	400	8,027
Hitachi Ltd.	JP	30,000	148,922
Hoya Corp.	JP	3,000	69,554
Ibiden Co., Ltd.	JP	800	16,906
Keyence Corp.	JP	300	82,096
Kyocera Corp.	JP	1,000	83,616
Murata Manufacturing Co., Ltd.	JP	1,400	76,012
Nippon Electric Glass Co., Ltd.	JP	3,000	27,261
Omron Corp.	JP	1,300	25,530
Shimadzu Corp.	JP	2,000	16,871
TDK Corp.	JP	800	27,907
Yaskawa Electric Corp.	JP	2,000	15,078
Yokogawa Electric Corp.*	JP	1,300	12,297

			752,528

ENERGY EQUIPMENT & SERVICES – 0.8%
Aker Solutions ASA	NO	1,038	9,943
Amec PLC	GB	2,130	26,876
Compagnie Generale de Geophysique-Veritas*	FR	1,111	19,569
Fugro NV	NL	430	21,686
Petrofac Ltd.	JE	1,633	30,206
Saipem SpA	IT	1,787	62,719
SBM Offshore NV	NL	1,099	19,048
Seadrill Ltd.	BM	2,301	63,545
Subsea 7 SA*	LU	1,948	37,004
Technip SA	FR	674	53,999
Tenaris SA	LU	3,291	41,455
Transocean Ltd.	CH	2,194	105,782
Worleyparsons Ltd.	AU	1,222	30,491

			522,323

FOOD & STAPLES RETAILING – 2.3%
Aeon Co., Ltd.	JP	4,200	56,812
Carrefour SA	FR	3,888	88,537
Casino Guichard-Perrachon SA	FR	396	30,910
Colruyt SA	BE	481	19,982
Delhaize Group	BE	724	42,324
Distribuidora Internacional de Alimentacion SA*	ES	3,480	13,856
FamilyMart Co., Ltd.	JP	400	15,277
J Sainsbury PLC	GB	8,671	36,922
Jeronimo Martins SGPS SA	PT	1,369	21,379
Kesko OYJ, Class B	FI	423	13,014
Koninklijke Ahold NV	NL	7,910	93,023
Lawson, Inc.	JP	400	22,642
Metcash Ltd.	AU	4,795	18,902

	Country Code**	Shares	Value
Metro AG	DE	833	$35,360
Olam International Ltd.	SG	9,000	15,337
Seven & I Holdings Co., Ltd.	JP	5,000	140,150
Tesco PLC	GB	53,744	314,810
Wesfarmers Ltd.	AU	6,812	205,822
Wesfarmers Ltd. PPS	AU	1,079	33,198
William Morrison Supermarkets PLC	GB	15,175	68,420
Woolworths Ltd.	AU	8,228	196,621

			1,483,298

FOOD PRODUCTS – 4.1%
Ajinomoto Co., Inc.	JP	4,000	47,251
Aryzta AG	CH	617	26,792
Associated British Foods PLC	GB	2,474	42,591
Danone SA	FR	3,916	240,729
Golden Agri-resources Ltd.	MU	41,000	18,973
Kerry Group PLC, Class A	IE	906	31,866
Kikkoman Corp.	JP	1,000	11,425
Lindt & Spruengli AG	CH	7	51,997
MEIJI Holdings Co., Ltd.	JP	400	18,981
Nestle SA	CH	23,266	1,280,856
Nippon Meat Packers, Inc.	JP	1,000	12,995
Nisshin Seifun Group, Inc.	JP	1,500	19,580
Nissin Foods Holdings Co., Ltd.	JP	400	16,094
Parmalat SpA	IT	1,974	4,168
Suedzucker AG	DE	386	10,967
Toyo Suisan Kaisha Ltd.	JP	1,000	27,425
Unilever NV	NL	10,925	345,813
Unilever PLC	GB	8,570	268,448
Wilmar International Ltd.	SG	14,000	55,710
Yakult Honsha Co., Ltd.	JP	600	18,721
Yamazaki Baking Co., Ltd.	JP	1,000	15,164

			2,566,546

GAS UTILITIES – 0.5%
Enagas	ES	1,097	20,161
Gas Natural SDG SA	ES	2,278	38,737
Hong Kong & China Gas Co., Ltd.	HK	32,500	73,404
Osaka Gas Co., Ltd.	JP	12,000	49,855
Snam Rete Gas SpA	IT	11,198	51,697
Toho Gas Co., Ltd.	JP	3,000	19,690
Tokyo Gas Co., Ltd.	JP	17,000	78,962

			332,506

HEALTH CARE EQUIPMENT & SUPPLIES – 0.7%
Cochlear Ltd.	AU	362	16,047
Coloplast A/S, Class B	DK	143	20,606
Essilor International SA	FR	1,353	97,298
Getinge AB, Class B	SE	1,437	31,357
Olympus Corp.	JP	1,400	43,209
Smith & Nephew PLC	GB	6,179	55,583
Sonova Holding AG*	CH	307	27,856
Straumann Holding AG	CH	46	7,198
Synthes, Inc.(1)		446	72,178
Sysmex Corp.	JP	500	17,990
Terumo Corp.	JP	1,100	57,249

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
William Demant Holding A/S*	DK	136	$10,230

			456,801

HEALTH CARE PROVIDERS & SERVICES – 0.4%
Alfresa Holdings Corp.	JP	300	12,543
Celesio AG	DE	496	6,527
Fresenius Medical Care AG & Co.	DE	1,410	95,653
Fresenius SE	DE	770	68,443
Medipal Holdings Corp.	JP	900	9,116
Miraca Holdings, Inc.	JP	500	21,977
Ramsay Health Care Ltd.	AU	1,013	18,493
Sonic Healthcare Ltd.	AU	2,720	29,730
Suzuken Co., Ltd.	JP	400	10,759

			273,241

HOTELS, RESTAURANTS & LEISURE – 0.9%
Accor SA	FR	1,060	28,226
Autogrill SpA	IT	707	7,109
Carnival PLC	GB	1,265	39,431
Compass Group PLC	GB	12,599	101,644
Crown Ltd.	AU	3,323	25,314
Echo Entertainment Group, Ltd.*	AU	4,407	15,566
Galaxy Entertainment Group Ltd.*	HK	8,000	11,563
Genting Singapore PLC*	IM	43,000	49,929
Intercontinental Hotels Group PLC	GB	1,875	30,404
McDonald’s Holdings Co. Japan Ltd.	JP	400	10,669
OPAP SA	GR	1,450	14,625
Oriental Land Co., Ltd.	JP	300	32,008
Sands China Ltd.*	KY	15,600	36,499
Shangri-La Asia Ltd.	BM	8,500	16,230
SJM Holdings Ltd.	HK	10,000	17,716
Sky City Entertainment Group Ltd.	NZ	3,428	8,675
Sodexo	FR	657	43,261
Tabcorp Holdings Ltd.	AU	4,525	11,151
Tatts Group Ltd.	AU	8,165	17,469
Tui AG*	DE	881	4,529
Tui Travel PLC	GB	3,336	7,694
Whitbread PLC	GB	1,289	31,607
Wynn Macau Ltd.	KY	11,200	26,345

			587,664

HOUSEHOLD DURABLES – 0.7%
Casio Computer Co., Ltd.	JP	1,400	8,864
Electrolux AB, Series B	SE	1,537	22,603
Husqvarna AB	SE	2,597	10,493
Panosonic Corp.	JP	14,600	141,113
Rinnai Corp.	JP	200	16,697
Sekisui Chemical Co., Ltd.	JP	3,000	25,222
Sekisui House Ltd.	JP	4,000	37,481
Sharp Corp.	JP	7,000	58,808
Sony Corp.	JP	6,900	132,080

			453,361

HOUSEHOLD PRODUCTS – 0.5%
Henkel AG & Co. KGaA	DE	907	39,752

	Country Code**	Shares	Value
Reckitt Benckiser Group PLC	GB	4,179	$211,742
Unicharm Corp.	JP	700	33,574

			285,068

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
EDP Renovaveis SA*	ES	1,344	7,318
Electric Power Development Co., Ltd.	JP	900	26,595
Enel Green Power SPA	IT	11,008	25,080
International Power PLC	GB	10,641	50,514

			109,507

INDUSTRIAL CONGLOMERATES – 1.5%
Delek Group Ltd.	IL	28	4,245
Fraser and Neave Ltd.	SG	6,000	26,338
Hutchison Whampoa Ltd.	HK	15,000	111,007
Keppel Corp Ltd.	SG	9,700	56,883
Koninklijke Philips Electronics NV	NL	6,765	121,377
NWS Holdings Ltd.	BM	8,000	10,646
Orkla ASA	NO	5,495	41,769
SembCorp Industries Ltd.	SG	6,000	15,486
Siemens AG	DE	5,523	496,906
Smiths Group PLC	GB	2,516	38,828
Wendel	FR	209	13,098

			936,583

INSURANCE – 4.2%
Admiral Group PLC	GB	1,458	28,601
Aegon NV*	NL	12,079	48,961
Ageas	BE	16,351	28,158
AIA Group Ltd.	HK	55,800	158,731
Allianz SE	DE	3,051	285,968
AMP Ltd.	AU	18,842	70,772
Assicurazioni Generali SpA	IT	7,721	122,271
Aviva PLC	GB	18,931	89,030
AXA SA	FR	11,722	152,502
Baloise Holding AG	CH	309	22,629
CNP Assurances	FR	929	13,679
Delta Lloyd NV	NL	586	9,248
Gjensidige Forsikring ASA	NO	1,165	12,028
Hannover Rueckversicherung AG	DE	375	16,954
Insurance Australia Group Ltd.	AU	14,671	42,470
Legal & General Group PLC	GB	39,956	59,675
Mapfre SA	ES	4,955	15,300
MS&AD Insurance Group Holdings, Inc.	JP	3,900	84,855
Muenchener Rueckversicherungs AG	DE	1,277	158,599
NKSJ Holdings, Inc.	JP	2,750	61,048
Old Mutual PLC	GB	37,232	60,415
Prudential PLC	GB	17,149	147,276
QBE Insurance Group Ltd.	AU	7,391	90,763
Resolution Ltd.	GG	10,294	39,445
Rsa Insurance Group PLC	GB	24,779	42,644
Sampo OYJ, Class A	FI	2,857	71,761
SCOR SE	FR	1,089	23,491
Sony Financial Holdings, Inc.	JP	1,200	18,321
Standard Life PLC	GB	16,095	49,809

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Suncorp Group Ltd.	AU	8,744	$66,574
Swiss Life Holding AG*	CH	189	20,727
Swiss Re Ltd.*	CH	2,346	110,053
T&D Holdings, Inc.	JP	3,700	34,859
The Dai-ichi Life Insurance Co., Ltd.	JP	61	63,053
Tokio Marine Holdings, Inc.	JP	4,800	121,646
Tryg A/S	DK	157	8,255
Vienna Insurance Group AG Wiener Versicherung Gruppe	AT	224	8,516
Zurich Financial Services AG*	CH	970	202,055

			2,661,142

INTERNET & CATALOG RETAIL – 0.1%
Rakuten, Inc.	JP	46	53,592

INTERNET SOFTWARE & SERVICES – 0.1%
Dena Co., Ltd.	JP	700	29,324
Gree, Inc.	JP	600	18,298
United Internet AG	DE	682	11,529
Yahoo Japan Corp.	JP	89	27,642

			86,793

IT SERVICES – 0.3%
Amadeus IT Holding SA, Class A	ES	1,888	30,164
Atos Origin SA	FR	285	12,301
Cap Gemini SA	FR	950	31,586
Computershare Ltd.	AU	3,284	23,384
Indra Sistemas SA	ES	574	8,252
Itochu Techno-Solutions Corp.	JP	200	8,998
Nomura Research Institute Ltd.	JP	600	13,706
NTT Data Corp.	JP	8	24,691
Otsuka Corp.	JP	100	6,893

			159,975

LEISURE EQUIPMENT & PRODUCTS – 0.3%
Namco Bandai Holdings, Inc.	JP	1,200	16,253
Nikon Corp.	JP	2,300	54,255
Sankyo Co., Ltd.	JP	400	21,644
Sega Sammy Holdings, Inc.	JP	1,500	34,996
Shimano, Inc.	JP	500	26,465
Yamaha Corp.	JP	1,000	10,821

			164,434

LIFE SCIENCES TOOLS & SERVICES – 0.1%
Lonza Group AG*	CH	316	19,040
QIAGEN NV*	NL	1,478	20,528

			39,568

MACHINERY – 2.6%
Alfa Laval AB	SE	2,378	37,436
Amada Co., Ltd.	JP	3,000	19,734
Atlas Copco AB, Shares A	SE	4,529	80,166
Atlas Copco AB, Shares B	SE	2,713	42,475
Cosco Corp. Singapore Ltd.	SG	6,000	4,186
FANUC Corp.	JP	1,200	165,295
Fiat Industrial SPA*	IT	5,268	39,364
GEA Group AG	DE	1,242	28,992
Hino Motors Ltd.	JP	2,000	11,900

	Country Code**	Shares	Value
Hitachi Construction Machinery Co., Ltd.	JP	700	$11,720
IHI Corp.	JP	8,000	17,637
Invensys PLC	GB	5,267	18,348
JTEKT Corp.	JP	1,500	17,949
Kawasaki Heavy Industries Ltd.	JP	9,000	22,951
Komatsu Ltd.	JP	6,400	137,984
Kone OYJ, Class B	FI	1,066	50,702
Kubota Corp.	JP	8,000	65,240
Kurita Water Industries Ltd.	JP	700	19,623
Makita Corp.	JP	700	24,915
Man AG	DE	456	35,347
Metso Corp.	FI	795	23,270
Minebea Co., Ltd.	JP	2,000	6,714
Mitsubishi Heavy Industries, Ltd.	JP	21,000	88,570
Mitsui Engineering & Shipbuilding Co., Ltd.	JP	4,000	6,717
Nabtesco Corp.	JP	600	11,340
NGK Insulators Ltd.	JP	2,000	30,095
NSK Ltd.	JP	3,000	22,047
NTN Corp.	JP	3,000	14,069
Sandvik AB	SE	6,835	78,761
Scania AB, Class A	SE	2,304	32,918
Schindler Holding AG	CH	487	52,052
Sembcorp Marine Ltd.	SG	5,000	12,243
SKF AB, Class B	SE	2,670	50,308
SMC Corp.	JP	400	58,465
Sulzer AG	CH	155	15,929
Sumitomo Heavy Industries Ltd.	JP	5,000	25,569
The Japan Steel Works Ltd.	JP	2,000	11,930
The Weir Group PLC	GB	1,477	35,289
THK Co., Ltd.	JP	800	13,313
Vallourec SA	FR	766	43,866
Volvo AB, B Shares	SE	9,197	90,349
Wartsila OYJ	FI	1,218	28,901
Yangzijiang Shipbuilding Holdings Ltd.	SG	12,000	8,014
Zardoya Otis SA	ES	854	10,856

			1,623,549

MARINE – 0.3%
AP Moller - Maersk A/S, Class A	DK	4	22,390
AP Moller - Maersk A/S, Class B	DK	9	52,868
Kawasaki Kisen Kaisha Ltd.	JP	5,000	10,398
Kuehne & Nagel International AG	CH	371	41,638
Mitsui Osk Lines Ltd.	JP	9,000	34,676
Neptune Orient Lines Ltd.	SG	5,000	4,122
Nippon Yusen KK	JP	10,000	27,124
Orient Overseas International Ltd.	BM	1,500	5,993

			199,209

MEDIA – 1.2%
Axel Springer AG	DE	260	8,949

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
British Sky Broadcasting Group PLC	GB	7,787	$80,199
Dentsu, Inc.	JP	1,200	38,019
Eutelsat Communications	FR	716	28,763
Fairfax Media Ltd.	AU	18,433	14,486
Hakuhodo Dy Holdings, Inc.	JP	150	8,702
ITV PLC*	GB	22,933	20,975
JC Decaux SA*	FR	387	9,605
Jupiter Telecommunications Co., Ltd.	JP	10	10,820
Kabel Deutschland Holding AG*	DE	586	31,418
Lagardere SCA	FR	899	22,082
Mediaset Espana Comunicacion SA	ES	876	4,980
Mediaset SpA	IT	5,569	17,540
Metropole Television SA	FR	403	6,534
Modern Times Group, Class B	SE	313	12,542
Pearson PLC	GB	5,492	96,874
Publicis Groupe SA	FR	889	37,104
Reed Elsevier NV	NL	4,748	52,212
Reed Elsevier PLC	GB	8,398	64,295
Sanoma OYJ	FI	494	5,808
SES SA	LU	2,098	51,056
Singapore Press Holdings Ltd.	SG	8,000	22,874
Societe Television Francaise 1	FR	684	8,504
Toho Co., Ltd.	JP	700	12,227
Wolters Kluwer NV	NL	2,162	35,086
WPP PLC	JE	8,623	79,871

			781,525

METALS & MINING – 5.3%
Acerinox SA	ES	587	6,597
Alumina Ltd.	AU	15,617	21,777
Anglo American PLC	GB	8,886	305,776
Antofagasta PLC	GB	2,714	38,752
ArcelorMittal	LU	5,708	91,196
BHP Billiton Ltd.	AU	21,551	713,563
BHP Billiton PLC	GB	14,363	383,692
BlueScope Steel Ltd.	AU	11,309	7,798
Boliden AB	SE	1,724	17,728
Daido Steel Co., Ltd.	JP	2,000	11,962
Eramet	FR	32	4,418
Eurasian Natural Resources Corp.	GB	1,587	14,065
Fortescue Metals Group Ltd.	AU	8,762	36,599
Fresnillo PLC	GB	1,145	27,992
Glencore International PLC	JE	5,928	37,245
Hitachi Metals Ltd.	JP	1,000	11,515
Iluka Resources Ltd.	AU	2,948	34,505
JFE Holdings, Inc.	JP	3,100	62,577
Kazakhmys PLC	GB	1,380	16,858
Kobe Steel Ltd.	JP	17,000	28,377
Lonmin PLC	GB	1,214	19,712
Lynas Corp., Ltd.*	AU	10,723	10,975
Macarthur Coal Ltd.	AU	1,006	15,383
Maruichi Steel Tube Ltd.	JP	300	7,084
Mitsubishi Materials Corp.	JP	7,000	17,045
Newcrest Mining Ltd.	AU	5,078	167,377
Nippon Steel Corp.	JP	34,000	97,515

	Country Code**	Shares	Value
Nisshin Steel Co., Ltd.	JP	4,000	$7,139
Norsk Hydro ASA	NO	6,691	30,348
OneSteel Ltd.	AU	8,260	9,680
Outokumpu OYJ	FI	752	4,934
OZ Minerals Ltd.	AU	2,023	18,022
Randgold Resources Ltd.	JE	620	60,224
Rautaruukki OYJ	FI	491	4,924
Rio Tinto Ltd.	AU	2,955	173,085
Rio Tinto PLC	GB	9,582	424,944
Salzgitter AG	DE	258	12,382
Sims Metal Management Ltd.	AU	1,037	12,443
SSAB AB, Class A	SE	908	6,735
Sumitomo Metal Industries Ltd.	JP	24,000	49,744
Sumitomo Metal Mining Co., Ltd.	JP	3,000	39,721
ThyssenKrupp AG	DE	2,640	64,869
Vedanta Resources PLC	GB	971	16,506
Voestalpine AG	AT	819	23,675
Xstrata PLC	GB	14,033	177,204
Yamato Kogyo Co., Ltd.	JP	300	7,869

			3,352,531

MULTI-LINE RETAIL – 0.4%
Harvey Norman Holdings Ltd.	AU	3,321	6,824
Isetan Mitsukoshi Holdings Ltd.	JP	2,300	23,279
J Front Retailing Co., Ltd.	JP	3,000	14,239
Lifestyle International Holdings Ltd.	KY	3,500	8,763
Marks & Spencer Group PLC	GB	10,960	53,370
Marui Group Co., Ltd.	JP	1,400	10,526
Next PLC	GB	1,117	43,792
PPR	FR	516	66,699
Takashimaya Co., Ltd.	JP	2,000	14,585

			242,077

MULTI-UTILITIES – 1.4%
A2A SpA	IT	6,481	8,063
AGL Energy Ltd.	AU	3,162	43,356
Centrica PLC	GB	34,685	159,884
GDF Suez	FR	8,320	247,201
National Grid PLC	GB	23,627	234,191
RWE AG	DE	2,814	103,803
Suez Environnement Co.	FR	1,736	24,160
Veolia Environnement	FR	2,529	36,934

			857,592

OFFICE ELECTRONICS – 0.7%
Brother Industries Ltd.	JP	1,400	16,448
Canon, Inc.	JP	7,700	349,627
Konica Minolta Holdings, Inc.	JP	3,000	20,570
Neopost SA	FR	211	15,472
Ricoh Co., Ltd.	JP	5,000	41,906

			444,023

OIL, GAS & CONSUMABLE FUELS – 7.1%
BG Group PLC	GB	22,752	435,442
BP PLC	GB	126,740	759,892
Cairn Energy PLC*	GB	9,876	42,833
Caltex Australia Ltd.	AU	787	8,111
Cosmo Oil Co., Ltd.	JP	4,000	9,900

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Eni SpA	IT	16,171	$284,492
Essar Energy Ltd.*	GB	1,898	7,353
Galp Energia SGPS SA	PT	1,666	30,424
Idemitsu Kosan Co., Ltd.	JP	200	17,916
Inpex Corp.	JP	15	92,116
Japan Petroleum Exploration Co., Ltd.	JP	200	7,270
JX Holdings, Inc.	JP	15,100	84,752
Neste Oil OYJ	FI	747	6,483
OMV AG	AT	1,168	34,767
Origin Energy Ltd.	AU	7,112	91,005
Paladin Energy Ltd.*	AU	3,884	4,457
Repsol YPF SA	ES	5,384	142,131
Royal Dutch Shell PLC, Class A	GB	24,118	745,174
Royal Dutch Shell PLC, Class B	GB	18,074	562,368
Santos Ltd.	AU	5,937	64,253
Showa Shell Sekiyu KK	JP	1,100	7,836
Statoil ASA	NO	7,493	160,784
Tonengeneral Sekiyu KK	JP	2,000	22,981
Total SA	FR	14,228	627,731
Tullow Oil PLC	GB	5,894	119,201
Woodside Petroleum Ltd.	AU	4,227	130,968

			4,500,640

PAPER & FOREST PRODUCTS – 0.3%
Holmen AB, Class B	SE	311	7,726
Nippon Paper Group, Inc.	JP	600	15,975
Oji Paper Co., Ltd.	JP	6,000	32,909
Stora Enso OYJ	FI	4,511	26,403
Svenska Cellulosa AB, Class A	SE	3,994	48,631
UPM-Kymmene OYJ	FI	3,314	37,438

			169,082

PERSONAL PRODUCTS – 0.5%
Beiersdorf AG	DE	712	38,099
Kao Corp.	JP	3,600	100,275
L’oreal SA	FR	1,610	157,060
Shiseido Co., Ltd.	JP	2,300	44,605

			340,039

PHARMACEUTICALS – 8.1%
Astellas Pharma, Inc.	JP	3,000	113,241
AstraZeneca PLC	GB	9,231	409,667
Bayer AG	DE	5,555	306,546
Chugai Pharmaceutical Co., Ltd.	JP	1,500	25,411
Daiichi Sankyo Co., Ltd.	JP	4,600	95,894
Dainippon Sumitomo Pharma Co., Ltd.	JP	1,000	10,990
Eisai Co., Ltd.	JP	1,800	72,627
Elan Corp. PLC*	IE	3,547	37,688
GlaxoSmithKline PLC	GB	34,611	714,201
Hisamitsu Pharmaceutical Co., Inc.	JP	400	19,220
Kyowa Hakko Kirin Co., Ltd.	JP	2,000	22,299
Merck KGaA	DE	462	37,842
Mitsubishi Tanabe Pharma Corp.	JP	1,500	27,887
Novartis AG	CH	15,678	875,799

	Country Code**	Shares	Value
Novo Nordisk AS	DK	2,850	$284,242
Ono Pharmaceutical Co., Ltd.	JP	500	29,832
Orion OYJ, Class B	FI	767	15,445
Otsuka Holdings Co., Ltd.	JP	1,600	43,834
Roche Holding AG	CH	4,721	762,498
Sanofi-Aventis SA	FR	7,475	491,681
Santen Pharmaceutical Co., Ltd.	JP	500	21,014
Shionogi & Co.	JP	1,900	28,111
Shire PLC	JE	3,724	116,131
Taisho Pharmaceutical Co., Ltd.	JP	1,000	24,556
Takeda Pharmaceutical Co., Ltd.	JP	5,300	251,370
Teva Pharmaceutical Industries Ltd.	IL	6,347	235,158
Tsumura & Co.	JP	400	12,754
UCB SA	BE	728	31,025

			5,116,963

PROFESSIONAL SERVICES – 0.5%
Adecco SA*	CH	843	33,226
Bureau Veritas SA	FR	353	25,376
Capita Group PLC	GB	4,333	47,458
Experian PLC	JE	6,808	76,424
Intertek Group PLC	GB	1,135	32,643
Randstad Holding NV	NL	878	27,991
SGS SA	CH	37	56,211

			299,329

REAL ESTATE INVESTMENT TRUSTS – 1.4%
Ascendas Real Estate Investment Trust	SG	12,000	18,504
British Land Co. PLC	GB	5,879	43,304
Capital Shopping Centres Group PLC	GB	3,609	18,300
CapitaMall Trust	SG	13,000	18,028
CFS Retail Property Trust	AU	11,782	19,771
Corio NV	NL	363	16,726
Dexus Property Group	AU	35,555	28,025
Fonciere Des Regions	FR	182	12,696
Gecina SA	FR	128	11,188
Goodman Group	AU	43,469	23,816
GPT Group	AU	10,960	32,965
Hammerson PLC	GB	5,255	30,765
ICADE	FR	135	10,548
Japan Prime Realty Investment Corp.	JP	4	10,271
Japan Real Estate Investment Corp.	JP	3	29,330
Japan Retail Fund Investment Corp.	JP	13	20,902
Klepierre	FR	662	18,557
Land Securities Group PLC	GB	5,347	53,142
Mirvac Group	AU	25,350	27,870
Nippon Building Fund, Inc.	JP	4	41,409
Nomura Real Estate Office Fund, Inc.	JP	2	12,196
Segro PLC	GB	4,547	15,511
Stockland	AU	15,152	42,175
The Link REIT	HK	15,500	48,872

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Unibail-Rodamco	FR	607	$108,311
Westfield Group	AU	14,440	107,083
Westfield Retail Trust	AU	18,535	43,136

			863,401

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.7%
Aeon Mall Co., Ltd.	JP	500	11,421
Capitaland Ltd.	SG	16,000	29,853
CapitaMalls Asia Ltd.	SG	9,000	8,294
Cheung Kong Holdings Ltd.	HK	9,000	97,851
City Developments Ltd.	SG	4,000	29,002
Daito Trust Construction Co., Ltd.	JP	500	45,840
Daiwa House Industry Co., Ltd.	JP	3,000	38,413
Global Logistic Properties Ltd.*	SG	11,000	13,794
Hang Lung Group, Ltd.	HK	7,000	35,712
Hang Lung Properties Ltd.	HK	16,000	48,114
Henderson Land Development Co., Ltd.	HK	7,000	31,471
Hopewell Holdings Ltd.	HK	3,500	10,042
Hysan Development Co., Ltd.	HK	4,000	11,966
Immofinanz AG*	AT	5,982	16,912
Keppel Land Ltd.	SG	5,000	9,766
Kerry Properties Ltd.	BM	4,500	14,363
Lend Lease Group	AU	3,326	22,337
Mitsubishi Estate Co. Ltd.	JP	8,000	129,765
Mitsui Fudosan Co., Ltd.	JP	5,000	78,986
New World Development, Ltd.	HK	16,000	15,319
Nomura Real Estate Holdings, Inc.	JP	700	10,590
NTT Urban Development Corp.	JP	6	4,360
Sino Land Co., Ltd.	HK	20,000	26,564
Sumitomo Realty & Development Co., Ltd.	JP	3,000	57,669
Sun Hung Kai Properties Ltd.	HK	10,000	114,720
Swire Pacific Ltd., Class A	HK	5,000	51,694
Tokyu Land Corp.	JP	3,000	10,783
UOL Group Ltd.	SG	3,000	9,455
Wharf Holdings Ltd.	HK	10,700	52,926
Wheelock & Co., Ltd.	HK	6,000	17,752

			1,055,734

ROAD & RAIL – 1.0%
Asciano Group	AU	20,834	28,705
Central Japan Railway Co.	JP	10	87,268
ComfortDelGro Corp., Ltd.	SG	11,000	10,923
DSV A/S	DK	1,322	23,786
East Japan Railway Co.	JP	2,300	139,441
Keikyu Corp.	JP	3,000	27,697
Keio Corp.	JP	4,000	28,617
Keisei Electric Railway Co., Ltd.	JP	2,000	13,561
Kintetsu Corp.	JP	12,000	45,244
MTR Corp.	HK	9,500	28,496
Nippon Express Co., Ltd.	JP	7,000	29,858
Odakyu Electric Railway Co., Ltd.	JP	4,000	38,021
QR National Ltd.	AU	11,924	36,058
Tobu Railway Co., Ltd.	JP	8,000	37,683
Tokyu Corp.	JP	7,000	35,176

	Country Code**	Shares	Value
West Japan Railway Co.	JP	1,100	$47,152

			657,686

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Advantest Corp.	JP	900	9,701
ARM Holdings PLC	GB	8,980	76,794
Asm Pacific Technology Ltd.	KY	1,300	12,698
Asml Holding NV	NL	2,902	100,346
Elpida Memory, Inc.*	JP	1,600	10,007
Infineon Technologies AG	DE	7,358	54,292
Renewable Energy Corp ASA*	NO	3,232	2,827
Rohm Co., Ltd.	JP	600	31,299
STMicroelectronics NV	NL	4,708	30,767
Sumco Corp.*	JP	700	6,537
Tokyo Electron Ltd.	JP	1,200	54,432

			389,700

SOFTWARE – 1.0%
Autonomy Corp. PLC*	GB	1,558	61,642
Dassault Systemes SA	FR	377	26,622
Konami Corp.	JP	600	20,143
NICE Systems Ltd.*	IL	358	10,774
Nintendo Co., Ltd.	JP	700	102,856
Oracle Corp.	JP	300	10,562
SAP AG	DE	6,178	314,350
Square Enix Holdings Co., Ltd.	JP	400	7,203
The Sage Group PLC	GB	9,310	36,923
Trend Micro, Inc.	JP	700	21,893

			612,968

SPECIALTY RETAIL – 0.9%
ABC-Mart, Inc.	JP	200	7,688
Esprit Holdings Ltd.	BM	8,000	9,739
Fast Retailing Co., Ltd.	JP	300	53,729
Hennes & Mauritz AB	SE	6,804	203,724
Industria de Diseno Textil SA	ES	1,445	123,353
Kingfisher PLC	GB	16,152	62,022
Nitori Holdings Co., Ltd.	JP	250	25,165
Shimamura Co., Ltd.	JP	200	20,966
USS Co., Ltd.	JP	130	11,054
Yamada Denki Co., Ltd.	JP	520	36,166

			553,606

TEXTILES, APPAREL & LUXURY GOODS – 1.1%
Adidas AG	DE	1,395	84,894
Asics Corp.	JP	1,000	13,654
Burberry Group PLC	GB	2,934	53,279
Christian Dior SA	FR	378	42,322
Compagnie Financiere Richemont SA	CH	3,517	156,666
Luxottica Group SpA	IT	720	18,299
LVMH Moet Hennessy Louis Vuitton SA	FR	1,698	224,137
Pandora A/S	DK	366	2,440
Swatch Group AG	CH	475	83,812
Yue Yuen Industrial Holdings Ltd.	BM	4,500	11,696

			691,199

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
TOBACCO – 1.6%
British American Tobacco PLC	GB	13,310	$562,019
Imperial Tobacco Group PLC	GB	6,884	232,318
Japan Tobacco, Inc.	JP	30	140,327
Swedish Match AB	SE	1,389	45,839

			980,503

TRADING COMPANIES & DISTRIBUTORS – 1.2%
Brenntag AG	DE	247	21,427
Bunzl PLC	GB	2,092	24,929
ITOCHU Corp.	JP	10,000	95,558
Marubeni Corp.	JP	12,000	67,008
Mitsubishi Corp.	JP	9,400	191,380
Mitsui & Co., Ltd.	JP	11,600	168,029
Noble Group Ltd.	BM	28,000	27,935
Sojitz Corp.	JP	7,300	13,336
Sumitomo Corp.	JP	7,500	92,802
Toyota Tsusho Corp.	JP	1,400	23,952
Wolseley PLC	JE	1,821	45,183

			771,539

TRANSPORTATION INFRASTRUCTURE – 0.4%
Abertis Infraestructuras SA	ES	2,869	44,122
Aeroports de Paris	FR	220	16,548
Atlantia SpA	IT	2,005	28,829
Auckland International Airport Ltd.	NZ	5,493	9,548
Fraport AG	DE	241	14,191
Groupe Eurotunnel SA	FR	3,758	31,850
Hutchison Port Holdings Trust	SG	34,000	22,695
Kamigumi Co., Ltd.	JP	2,000	17,852
Koninklijke Vopak NV	NL	435	20,791
MAP Group	AU	2,431	7,527
Mitsubishi Logistics Corp.	JP	1,000	10,775
Transurban Group	AU	9,087	47,245

			271,973

WATER UTILITIES – 0.1%
Severn Trent PLC	GB	1,509	36,054
United Utilities Group PLC	GB	4,764	46,114

			82,168

WIRELESS TELECOMMUNICATION SERVICES – 2.3%
Cellcom Israel Ltd.	IL	319	6,513
KDDI Corp.	JP	19	130,803
Millicom International Cellular SA	LU	487	48,530
Mobistar SA	BE	175	9,990
NTT DOCOMO, Inc.	JP	103	187,671
Partner Communications Co., Ltd.	IL	525	4,975
Softbank Corp.	JP	5,900	172,634
StarHub Ltd.	SG	4,000	8,694
Vodafone Group PLC	GB	344,206	887,115

			1,456,925

Total Common Stocks
(Cost $72,269,572)			61,238,255

	Country Code**	Shares	Value
PREFERRED STOCKS – 0.4%
AUTOMOBILES – 0.3%
Bayerische Motoren Werke AG	DE	332	$15,573
Porsche Automobil Holding SE	DE	1,052	50,108
Volkswagen AG	DE	981	129,461

			195,142

HOUSEHOLD PRODUCTS – 0.1%
Henkel AG & Co. KGaA	DE	1,222	64,976

MEDIA – 0.0%+
ProSiebenSat.1 Media AG	DE	450	7,913

MULTI-UTILITIES – 0.0%+
RWE AG	DE	227	7,848

Total Preferred Stocks (Cost $338,452)			275,879

RIGHTS – 0.0%+
COMMERCIAL BANKS – 0.0%+
Banco Bilbao Vizcaya Argentaria SA, expires 10/20/11*	ES	29,237	4,309
CaixaBank, expires 10/13/11*	ES	5,000	408

Total Rights
(Cost $4,378)			4,717

SHORT TERM INVESTMENTS – 0.5%
MUTUAL FUNDS – 0.5%
State Street Institutional U.S. Government Money Market Fund (Cost $299,676)		299,676	299,676

TOTAL INVESTMENTS – 97.8% (Cost $72,912,078)			61,818,527
Other assets less liabilities – 2.2%			1,407,290

NET ASSETS – 100.0%			$63,225,817

ADR	American Depositary Receipt
CDI	Chess Depositary Receipt
PPS	Price Protected Share
REIT	Real Estate Investment Trust

AT	Austria
AU	Australia
BE	Belgium
BM	Bermuda
CH	Switzerland
CY	Cyprus
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
GG	Guernsey

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

GR	Greece
HK	Hong Kong
IE	Ireland
IM	Isle Of Man
IL	Israel
IT	Italy
JE	Jersey
JP	Japan
KY	Cayman Islands
LU	Luxembourg
MU	Mauritius
NL	Netherlands
NO	Norway
NZ	New Zealand
PT	Portugal
SE	Sweden
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $72,178, representing 0.1% of net assets.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

Japan	22.4%
Great Britain	20.9
France	8.4
Switzerland	8.3
Australia	8.1
Germany	7.5
Spain	3.4
Sweden	2.7
Netherlands	2.6
Hong Kong	2.3
Italy	2.2
Other (individually less than 2%)	9.0

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $144,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	ASX SPI 200 Index December Futures	12/15/11	1	99,409	96,770	(2,639)
Long	DJ Euro Stoxx 50 Index December Futures	12/16/11	12	337,224	346,620	9,396
Long	FTSE 100 Index December Futures	12/16/11	5	405,515	396,906	(8,609)
Long	MSCI EAFE E-Mini Index December Futures	12/16/11	6	409,973	403,980	(5,993)
Long	Topix Index December Futures	12/9/11	3	290,760	294,632	3,872

Net unrealized depreciation						(3,973)

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks(a)	$7,802	$61,230,453	$—	$61,238,255
Preferred Stocks(b)	—	275,879	—	275,879
Rights(b)	—	4,717	—	4,717
Short Term Investments
Mutual Funds	299,676	—	—	299,676

Total Investments	307,478	61,511,049	—	61,818,527

Financial Derivative Instruments
Futures Contracts	—	13,268	—	13,268

Total Financial Derivative Instruments	$—	$13,268	$—	$13,268

Liabilities
Financial Derivative Instruments
Futures Contracts	$(5,993)	$(11,248)	$—	$(17,241)

Total Financial Derivative Instruments	$(5,993)	$(11,248)	$—	$(17,241)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of Level 2 Securities. The Level 1 security is within the Airlines industry in the Portfolio of Investments.
(b)	See Portfolio of Investments for additional detailed categorizations.

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.6%
AEROSPACE & DEFENSE – 2.6%
General Dynamics Corp.		4,787	$272,332
Goodrich Corp.		1,654	199,605
Honeywell International, Inc.		10,350	454,469
ITT Corp.		2,449	102,858
L-3 Communications Holdings, Inc.		1,385	85,829
Lockheed Martin Corp.		3,641	264,482
Northrop Grumman Corp.		3,677	191,792
Precision Castparts Corp.		1,905	296,151
Raytheon Co.		4,697	191,966
Rockwell Collins, Inc.		2,051	108,211
Textron, Inc.		3,606	63,610
The Boeing Co.		9,804	593,240
United Technologies Corp.		12,023	845,938

			3,670,483

AIR FREIGHT & LOGISTICS – 1.0%
C.H. Robinson Worldwide, Inc.		2,180	149,265
Expeditors International of Washington, Inc.		2,817	114,229
FedEx Corp.		4,193	283,782
United Parcel Services, Inc., Class B		12,977	819,498

			1,366,774

AIRLINES – 0.1%
Southwest Airlines Co.		10,624	85,417

AUTO COMPONENTS – 0.2%
Johnson Controls, Inc.		8,990	237,066
The Goodyear Tire & Rubber Co.*		3,143	31,713

			268,779

AUTOMOBILES – 0.4%
Ford Motor Co.*		50,265	486,063
Harley-Davidson, Inc.		3,138	107,727

			593,790

BEVERAGES – 2.7%
Brown-Forman Corp., Class B		1,345	94,338
Coca-Cola Enterprises, Inc.		4,241	105,516
Constellation Brands, Inc., Class A*		2,434	43,812
Dr Pepper Snapple Group, Inc.		2,889	112,036
Molson Coors Brewing Co., Class B		2,153	85,280
PepsiCo, Inc.		20,938	1,296,062
The Coca-Cola Co.		30,378	2,052,338

			3,789,382

BIOTECHNOLOGY – 1.3%
Amgen, Inc.		12,227	671,874
Biogen Idec, Inc.*		3,208	298,825
Celgene Corp.*		6,074	376,102
Cephalon, Inc.*		1,030	83,121

	Country Code**	Shares	Value
Gilead Sciences, Inc.*		10,207	$396,031

			1,825,953

BUILDING PRODUCTS – 0.0%+
Masco Corp.		4,604	32,780

CAPITAL MARKETS – 1.8%
Ameriprise Financial, Inc.		3,162	124,456
Bank of New York Mellon Corp.		16,304	303,091
BlackRock, Inc.		1,326	196,261
E*TRADE Financial Corp.*		3,284	29,917
Federated Investors, Inc., Class B		1,203	21,089
Franklin Resources, Inc.		1,925	184,107
Invesco, Ltd.	BM	6,030	93,525
Janus Capital Group, Inc.		2,424	14,544
Legg Mason, Inc.		1,735	44,607
Morgan Stanley		19,634	265,059
Northern Trust Corp.		3,210	112,286
State Street Corp.		6,665	214,347
T. Rowe Price Group, Inc.		3,390	161,940
The Charles Schwab Corp.		14,251	160,609
The Goldman Sachs Group, Inc.		6,692	632,729

			2,558,567

CHEMICALS – 2.1%
Air Products & Chemicals, Inc.		2,819	215,287
Airgas, Inc.		912	58,204
CF Industries Holdings, Inc.		949	117,097
E.I. du Pont de Nemours & Co.		12,335	493,030
Eastman Chemical Co.		927	63,527
Ecolab, Inc.		3,067	149,946
FMC Corp.		936	64,734
International Flavors & Fragrances, Inc.		1,084	60,942
Monsanto Co.		7,073	424,663
PPG Industries, Inc.		2,091	147,750
Praxair, Inc.		3,997	373,640
Sigma-Aldrich Corp.		1,622	100,223
The Dow Chemical Co.		15,624	350,915
The Mosaic Co.		3,664	179,426
The Sherwin-Williams Co.		1,153	85,691

			2,885,075

COMMERCIAL BANKS – 2.5%
BB&T Corp.		9,217	196,599
Comerica, Inc.		2,622	60,227
Fifth Third Bancorp		12,180	123,018
First Horizon National Corp.		3,318	19,775
Huntington Bancshares, Inc.		11,296	54,221
KeyCorp		12,717	75,412
M&T Bank Corp.		1,666	116,453
PNC Financial Services Group, Inc.		6,960	335,403
Regions Financial Corp.		16,395	54,595
SunTrust Banks, Inc.		7,109	127,607
U.S. Bancorp		25,411	598,175

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Wells Fargo & Co.		69,853	$1,684,854
Zions Bancorporation		2,470	34,753

			3,481,092

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Avery Dennison Corp.		1,378	34,560
Cintas Corp.		1,461	41,113
Iron Mountain, Inc.		2,684	84,868
Pitney Bowes, Inc.		2,668	50,158
R.R. Donnelley & Sons Co.		2,447	34,552
Republic Services, Inc.		4,231	118,722
Stericycle, Inc.*		1,145	92,424
Waste Management, Inc.		6,251	203,533

			659,930

COMMUNICATIONS EQUIPMENT – 2.0%
Cisco Systems, Inc.		72,767	1,127,161
F5 Networks, Inc.*		1,058	75,171
Harris Corp.		1,600	54,672
JDS Uniphase Corp.*		3,014	30,050
Juniper Networks, Inc.*		7,050	121,683
Motorola Mobility Holdings, Inc.*		3,461	130,757
Motorola Solutions, Inc.		3,995	167,390
QUALCOMM, Inc.		22,223	1,080,704
Tellabs, Inc.		4,792	20,558

			2,808,146

COMPUTERS & PERIPHERALS – 4.7%
Apple, Inc.*		12,266	4,675,554
Dell, Inc.*		20,518	290,329
EMC Corp.*		27,316	573,363
Hewlett-Packard Co.		27,438	615,983
Lexmark International, Inc., Class A*		1,062	28,706
NetApp, Inc.*		4,871	165,322
SanDisk Corp.*		3,162	127,587
Western Digital Corp.*		3,101	79,758

			6,556,602

CONSTRUCTION & ENGINEERING – 0.2%
Fluor Corp.		2,308	107,437
Jacobs Engineering Group, Inc.*		1,711	55,248
Quanta Services, Inc.*		2,836	53,289

			215,974

CONSTRUCTION MATERIALS – 0.0%+
Vulcan Materials Co.		1,685	46,439

CONSUMER FINANCE – 0.8%
American Express Co.		13,741	616,971
Capital One Financial Corp.		6,075	240,752
Discover Financial Services		7,215	165,512
SLM Corp.		6,882	85,681

			1,108,916

CONTAINERS & PACKAGING – 0.1%
Ball Corp.		2,192	67,996
Bemis Co.		1,349	39,539

	Country Code**	Shares	Value
Owens- Ilinois, Inc.*		2,220	$33,566
Sealed Air Corp.		2,090	34,903

			176,004

DISTRIBUTORS – 0.1%
Genuine Parts Co.		2,091	106,223

DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Group, Inc., Class A*		1,633	64,683
DeVry, Inc.		792	29,273
H&R Block, Inc.		3,988	53,080

			147,036

DIVERSIFIED FINANCIAL SERVICES – 2.8%
Bank of America Corp.		134,071	820,514
Citigroup, Inc.		38,603	989,009
CME Group, Inc.		884	217,818
IntercontinentalExchange, Inc.*		976	115,422
JP Morgan Chase & Co.		51,589	1,553,861
Leucadia National Corp.		2,585	58,628
Moody’s Corp.		2,659	80,966
NASDAQ OMX Group, Inc.*		1,687	39,037
NYSE Euronext		3,489	81,084

			3,956,339

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.9%
AT&T, Inc.		78,403	2,236,054
CenturyLink, Inc.		8,153	270,027
Frontier Communications Corp.		13,268	81,067
Verizon Communications, Inc.		37,448	1,378,086
Windstream Corp.		6,813	79,440

			4,044,674

ELECTRIC UTILITIES – 2.1%
American Electric Power Co., Inc.		6,378	242,491
Duke Energy Corp.		17,615	352,124
Edison International		4,308	164,781
Entergy Corp.		2,322	153,925
Exelon Corp.		8,765	373,477
FirstEnergy Corp.		5,531	248,397
NextEra Energy, Inc.		5,586	301,756
Northeast Utilities		2,366	79,616
Pepco Holdings, Inc.		2,946	55,738
Pinnacle West Capital Corp.		1,423	61,104
PPL Corp.		7,640	218,046
Progress Energy, Inc.		3,896	201,501
Southern Co.		11,345	480,688

			2,933,644

ELECTRICAL EQUIPMENT – 0.4%
Emerson Electric Co.		9,855	407,110
Rockwell Automation, Inc.		1,883	105,448
Roper Industries, Inc.		1,279	88,136

			600,694

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.3%
Amphenol Corp., Class A		2,248	91,651
Corning, Inc.		20,779	256,828

SCSM BLACKROCK LARGE CAP INDEX FUND PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Flir Systems, Inc.		2,089	$52,330
Jabil Circuit, Inc.		2,523	44,884
Molex, Inc.		1,814	36,951

			482,644

ENERGY EQUIPMENT & SERVICES – 1.8%
Baker Hughes, Inc.		5,769	266,297
Cameron International Corp.*		3,240	134,590
Diamond Offshore Drilling, Inc.		907	49,649
FMC Technologies, Inc.*		3,183	119,681
Halliburton Co.		12,165	371,276
Helmerich & Payne, Inc.		1,434	58,220
Nabors Industries, Ltd.*	BM	3,750	45,975
National-Oilwell Varco, Inc.		5,604	287,037
Noble Corp.*	CH	3,350	98,323
Rowan Cos., Inc.*		1,663	50,206
Schlumberger, Ltd.	AN	17,854	1,066,419

			2,547,673

FOOD & STAPLES RETAILING – 2.4%
Costco Wholesale Corp.		5,791	475,557
CVS Caremark Corp.		17,794	597,523
Kroger Co.		8,006	175,812
Safeway, Inc.		4,621	76,847
SUPERVALU, Inc.		2,718	18,102
Sysco Corp.		7,838	203,004
Wal-Mart Stores, Inc.		23,257	1,207,038
Walgreen Co.		12,002	394,746
Whole Foods Market, Inc.		2,085	136,171

			3,284,800

FOOD PRODUCTS – 1.9%
Archer-Daniels-Midland Co.		8,901	220,834
Campbell Soup Co.		2,382	77,105
ConAgra Foods, Inc.		5,481	132,750
Dean Foods Co.*		2,347	20,818
General Mills, Inc.		8,552	328,995
HJ Heinz Co.		4,245	214,288
Hormel Foods Corp.		1,827	49,366
Kellogg Co.		3,306	175,846
Kraft Foods, Inc., Class A		23,364	784,563
McCormick & Co., Inc.		1,729	79,811
Mead Johnson Nutrition Co., Class A		2,697	185,635
Sara Lee Corp.		7,784	127,268
The Hershey Co.		2,044	121,087
The J. M. Smucker Co.		1,514	110,355
Tyson Foods, Inc., Class A		3,912	67,912

			2,696,633

GAS UTILITIES – 0.1%
Nicor, Inc.		600	33,006
ONEOK, Inc.		1,398	92,324

			125,330

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%
Bard (C.R.), Inc.		1,145	100,233
Baxter International, Inc.		7,517	422,004
Becton, Dickinson & Co.		2,881	211,235

	Country Code**	Shares	Value
Boston Scientific Corp.*		20,253	$119,695
CareFusion Corp.*		2,916	69,838
Covidien PLC	IE	6,526	287,797
Dentsply International, Inc.		1,896	58,188
Edwards Lifesciences Corp.*		1,524	108,631
Intuitive Surgical, Inc.*		519	189,061
Medtronic, Inc.		13,956	463,898
St. Jude Medical, Inc.		4,357	157,680
Stryker Corp.		4,355	205,251
Varian Medical Systems, Inc.*		1,568	81,787
Zimmer Holdings, Inc.*		2,505	134,018

			2,609,316

HEALTH CARE PROVIDERS & SERVICES – 2.1%
Aetna, Inc.		4,953	180,042
AmerisourceBergen Corp.		3,575	133,240
Cardinal Health, Inc.		4,575	191,601
CIGNA Corp.		3,575	149,935
Coventry Health Care, Inc.*		1,934	55,719
DaVita, Inc.*		1,246	78,087
Express Scripts, Inc.*		6,457	239,361
Humana, Inc.		2,198	159,860
Laboratory Corp. of America Holdings*		1,338	105,769
McKesson Corp.		3,259	236,929
Medco Health Solutions, Inc.*		5,101	239,186
Patterson Cos., Inc.		1,252	35,845
Quest Diagnostics, Inc.		2,094	103,360
Tenet Healthcare Corp.*		6,550	27,051
UnitedHealth Group, Inc.		14,239	656,703
WellPoint, Inc.		4,792	312,822

			2,905,510

HEALTH CARE TECHNOLOGY – 0.1%
Cerner Corp.*		1,922	131,695

HOTELS, RESTAURANTS & LEISURE – 1.9%
Carnival Corp.	PA	6,114	185,254
Chipotle Mexican Grill, Inc.*		414	125,421
Darden Restaurants, Inc.		1,780	76,095
International Game Technology		3,913	56,856
Marriott International, Inc., Class A		3,705	100,924
McDonald’s Corp.		13,651	1,198,831
Starbucks Corp.		9,869	368,015
Starwood Hotels & Resorts Worldwide, Inc.		2,546	98,836
Wyndham Worldwide Corp.		2,218	63,235
Wynn Resorts, Ltd.		1,057	121,640
Yum! Brands, Inc.		6,142	303,353

			2,698,460

HOUSEHOLD DURABLES – 0.3%
D.R. Horton, Inc.		3,667	33,150
Fortune Brands, Inc.		2,047	110,702
Harman International Industries, Inc.		940	26,865
Leggett & Platt, Inc.		1,864	36,888
Lennar Corp., Class A		2,166	29,328
Newell Rubbermaid, Inc.		3,830	45,462

SCSM BLACKROCK LARGE CAP INDEX FUND PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Pulte Homes, Inc.*		4,326	$17,088
Whirlpool Corp.		995	49,660

			349,143

HOUSEHOLD PRODUCTS – 2.4%
Clorox Co.		1,740	115,414
Colgate-Palmolive Co.		6,436	570,745
Kimberly-Clark Corp.		5,182	367,974
The Procter & Gamble Co.		36,356	2,296,972

			3,351,105

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
AES Corp.*		8,761	85,507
Constellation Energy Group		2,673	101,734
NRG Energy, Inc.*		3,146	66,727

			253,968

INDUSTRIAL CONGLOMERATES – 2.4%
3m Co.		9,386	673,821
Danaher Corp.		7,526	315,641
General Electric Co.		140,247	2,137,364
Tyco International Ltd.	CH	6,120	249,390

			3,376,216

INSURANCE – 3.5%
ACE Ltd.	CH	4,470	270,882
Aflac, Inc.		6,178	215,921
American International Group, Inc.*		5,775	126,761
Aon Corp.		4,314	181,102
Assurant, Inc.		1,233	44,141
Berkshire Hathaway, Inc., Class B*		23,267	1,652,888
Cincinnati Financial Corp.		2,127	56,004
Genworth Financial Inc., Class A*		6,602	37,895
Lincoln National Corp.		4,090	63,927
Loews Corp.		4,114	142,139
Marsh & McLennan Cos., Inc.		7,148	189,708
MetLife, Inc.		13,988	391,804
Prudential Financial, Inc.		6,428	301,216
The Allstate Corp.		6,825	161,684
The Chubb Corp.		3,783	226,942
The Hartford Financial Services Group, Inc.		5,922	95,581
The Principal Financial Group, Inc.		4,193	95,055
The Progressive Corp.		8,531	151,511
Torchmark Corp.		1,375	47,932
Travelers Cos., Inc.		5,538	269,867
Unum Group		4,017	84,196
XL Group PLC	IE	4,387	82,476

			4,889,632

INTERNET & CATALOG RETAIL – 1.1%
Amazon.com, Inc.*		4,804	1,038,769
Expedia, Inc.		2,604	67,053
Netflix, Inc.*		694	78,533

	Country Code**	Shares	Value
Priceline.com, Inc.*		658	$295,745

			1,480,100

INTERNET SOFTWARE & SERVICES – 1.8%
Akamai Technologies, Inc.*		2,447	48,647
eBay, Inc.*		15,172	447,422
Google, Inc., Class A*		3,332	1,713,914
Monster Worldwide, Inc.*		1,740	12,493
VeriSign, Inc.		2,198	62,885
Yahoo!, Inc.*		16,706	219,851

			2,505,212

IT SERVICES – 3.9%
Accenture PLC, Class A	IE	8,526	449,150
Automatic Data Processing, Inc.		6,479	305,485
Cognizant Technology Solutions Corp., Class A*		4,016	251,803
Computer Sciences Corp.		2,024	54,345
Fidelity National Information Services, Inc.		3,279	79,745
Fiserv, Inc.*		1,874	95,143
International Business Machines Corp.		15,807	2,766,699
MasterCard, Inc., Class A		1,412	447,830
Paychex, Inc.		4,279	112,837
SAIC, Inc.*		3,664	43,272
Teradata Corp.*		2,243	120,068
The Western Union Co.		8,251	126,158
Total System Services, Inc.		2,111	35,739
Visa, Inc., Class A		6,767	580,067

			5,468,341

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Hasbro, Inc.		1,600	52,176
Mattel, Inc.		4,536	117,437

			169,613

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Agilent Technologies, Inc.*		4,597	143,656
Life Technologies Corp.*		2,385	91,656
PerkinElmer, Inc.		1,488	28,584
Thermo Fisher Scientific, Inc.*		5,050	255,732
Waters Corp.*		1,196	90,286

			609,914

MACHINERY – 1.8%
Caterpillar, Inc.		8,547	631,111
Cummins, Inc.		2,583	210,928
Deere & Co.		5,478	353,714
Dover Corp.		2,474	115,288
Eaton Corp.		4,510	160,105
Flowserve Corp.		728	53,872
Illinois Tool Works, Inc.		6,526	271,482
Ingersoll-Rand PLC	IE	4,383	123,118
Joy Global, Inc.		1,396	87,082
PACCAR, Inc.		4,833	163,452
Pall Corp.		1,515	64,236
Parker Hannifin Corp.		2,052	129,543
Snap-On, Inc.		759	33,700

SCSM BLACKROCK LARGE CAP INDEX FUND PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value
Stanley Black & Decker, Inc.	2,230	$109,493

		2,507,124

MEDIA – 3.0%
Cablevision Systems Corp., Class A	3,015	47,426
CBS Corp., Class B	8,858	180,526
Comcast Corp., Class A	36,374	760,217
DIRECTV, Class A*	9,768	412,698
Discovery Communications, Inc., Class A*	3,635	136,749
Gannett Co., Inc.	3,173	30,239
News Corp., Class A	30,231	467,673
Omnicom Group, Inc.	3,720	137,045
Scripps Networks Interactive, Inc., Class A	1,303	48,432
The Interpublic Group of Cos., Inc.	6,411	46,159
The McGraw-Hill Cos., Inc.	3,976	163,016
The Walt Disney Co.	24,557	740,639
The Washington Post Co., Class B	66	21,580
Time Warner Cable, Inc.	4,303	269,669
Time Warner, Inc.	13,824	414,305
Viacom, Inc.	7,636	295,819

		4,172,192

METALS & MINING – 0.9%
AK Steel Holding Corp.	1,494	9,771
Alcoa, Inc.	14,070	134,650
Allegheny Technologies, Inc.	1,385	51,231
Cliffs Natural Resources, Inc.	1,930	98,758
Freeport-McMoRan Copper & Gold, Inc.	12,539	381,813
Newmont Mining Corp.	6,537	411,177
Nucor Corp.	4,184	132,382
Titanium Metals Corp.	1,173	17,571
United States Steel Corp.	1,882	41,423

		1,278,776

MULTI-LINE RETAIL – 0.8%
Big Lots, Inc.*	867	30,198
Family Dollar Stores, Inc.	1,596	81,172
J.C. Penney Co., Inc.	1,891	50,641
Kohl’s Corp.	3,717	182,505
Macy’s, Inc.	5,647	148,629
Nordstrom, Inc.	2,190	100,039
Sears Holdings Corp.*	509	29,278
Target Corp.	8,934	438,123

		1,060,585

MULTI-UTILITIES – 1.5%
Ameren Corp.	3,215	95,711
Centerpoint Energy, Inc.	5,652	110,892
CMS Energy Corp.	3,293	65,169
Consolidated Edison, Inc.	3,873	220,838
Dominion Resources, Inc.	7,515	381,537
DTE Energy Co.	2,251	110,344
Integrys Energy Group, Inc.	1,027	49,933
NiSource, Inc.	3,740	79,961

	Country Code**	Shares	Value
PG&E Corp.		5,319	$225,047
Public Service Enterprise Group, Inc.		6,690	223,245
SCANA Corp.		1,491	60,311
Sempra Energy		3,167	163,101
TECO Energy, Inc.		2,826	48,409
Wisconsin Energy Corp.		3,115	97,468
Xcel Energy, Inc.		6,406	158,164

			2,090,130

OFFICE ELECTRONICS – 0.1%
Xerox Corp.		18,555	129,328

OIL, GAS & CONSUMABLE FUELS – 9.5%
Alpha Natural Resources, Inc.*		3,024	53,495
Anadarko Petroleum Corp.		6,585	415,184
Apache Corp.		5,079	407,539
Cabot Oil & Gas Corp.		1,392	86,179
Chesapeake Energy Corp.		8,740	223,307
Chevron Corp.		26,500	2,451,780
ConocoPhillips		18,167	1,150,334
Consol Energy, Inc.		3,006	101,994
Denbury Resources, Inc.*		5,325	61,237
Devon Energy Corp.		5,520	306,029
El Paso Corp.		10,185	178,034
EOG Resources, Inc.		3,553	252,299
EQT Corp.		1,984	105,866
Exxon Mobil Corp.		64,331	4,672,361
Hess Corp.		4,000	209,840
Marathon Oil Corp.		9,442	203,758
Marathon Petroleum Corp.		4,714	127,561
Murphy Oil Corp.		2,563	113,182
Newfield Exploration Co.*		1,768	70,172
Noble Energy, Inc.		2,334	165,247
Occidental Petroleum Corp.		10,752	768,768
Peabody Energy Corp.		3,581	121,324
Pioneer Natural Resources Co.		1,551	102,009
QEP Resources, Inc.		2,368	64,102
Range Resources Corp.		2,129	124,461
Southwestern Energy Co.*		4,601	153,351
Spectra Energy Corp.		8,599	210,933
Sunoco, Inc.		1,580	48,996
Tesoro Corp.*		1,937	37,713
The Williams Cos., Inc.		7,787	189,536
Valero Energy Corp.		7,565	134,506

			13,311,097

PAPER & FOREST PRODUCTS – 0.1%
International Paper Co.		5,781	134,408
MeadWestvaco Corp.		2,288	56,193

			190,601

PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.		5,708	111,877
The Estee Lauder Cos., Inc., Class A		1,488	130,706

			242,583

PHARMACEUTICALS – 6.1%
Abbott Laboratories		20,593	1,053,126

SCSM BLACKROCK LARGE CAP INDEX FUND PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Allergan, Inc.		4,067	$335,039
Bristol-Myers Squibb Co.		22,564	708,058
Eli Lilly & Co.		13,476	498,208
Forest Laboratories, Inc.*		3,633	111,860
Hospira, Inc.*		2,189	80,993
Johnson & Johnson		36,256	2,309,870
Merck & Co., Inc.		40,759	1,333,227
Mylan, Inc.*		5,732	97,444
Pfizer, Inc.		103,231	1,825,124
Watson Pharmaceuticals, Inc.*		1,651	112,681

			8,465,630

PROFESSIONAL SERVICES – 0.1%
Equifax, Inc.		1,616	49,676
Robert Half International, Inc.		1,960	41,591
The Dun & Bradstreet Corp.		663	40,615

			131,882

REAL ESTATE INVESTMENT TRUSTS – 1.7%
Apartment Investment & Management Co., Class A		1,559	34,485
AvalonBay Communities, Inc.		1,243	141,764
Boston Properties, Inc.		1,943	173,121
Equity Residential		3,921	203,382
HCP, Inc.		5,384	188,763
Health Care REIT, Inc.		2,348	109,887
Host Hotels & Resorts, Inc.		9,333	102,103
Kimco Realty Corp.		5,432	81,643
Plum Creek Timber Co., Inc.		2,113	73,342
ProLogis, Inc.		6,069	147,173
Public Storage		1,873	208,559
Simon Property Group, Inc.		3,884	427,163
Ventas, Inc.		3,807	188,066
Vornado Realty Trust		2,439	181,998
Weyerhaeuser Co.		7,144	111,089

			2,372,538

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%+
CB Richard Ellis Group, Inc., Class A*		4,293	57,784

ROAD & RAIL – 0.8%
CSX Corp.		14,490	270,529
Norfolk Southern Corp.		4,610	281,302
Ryder System, Inc.		692	25,957
Union Pacific Corp.		6,457	527,343

			1,105,131

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.3%
Advanced Micro Devices, Inc.*		7,610	38,659
Altera Corp.		4,284	135,075
Analog Devices, Inc.		3,969	124,031
Applied Materials, Inc.		17,422	180,318
Broadcom Corp., Class A*		6,367	211,957
First Solar, Inc.*		775	48,988
Intel Corp.		69,476	1,481,923
Kla-Tencor Corp.		2,191	83,871
Linear Technology Corp.		3,038	84,001
LSI Corp.*		7,616	39,451

	Country Code**	Shares	Value
MEMC Electronic Materials, Inc.*		3,076	$16,118
Microchip Technology, Inc.		2,545	79,175
Micron Technology, Inc.*		13,268	66,871
Novellus Systems, Inc.*		921	25,106
NVIDIA Corp.*		7,980	99,750
Teradyne, Inc.*		2,490	27,415
Texas Instruments, Inc.		15,282	407,265
Xilinx, Inc.		3,530	96,863

			3,246,837

SOFTWARE – 3.8%
Adobe Systems, Inc.*		6,583	159,111
Autodesk, Inc.*		3,014	83,729
BMC Software, Inc.*		2,308	88,996
CA, Inc.		5,049	98,001
Citrix Systems, Inc.*		2,489	135,725
Compuware Corp.*		2,833	21,701
Electronic Arts, Inc.*		4,427	90,532
Intuit, Inc.*		4,020	190,709
Microsoft Corp.		98,655	2,455,523
Oracle Corp.		52,273	1,502,326
Red Hat, Inc.*		2,570	108,608
Salesforce.com, Inc.*		1,792	204,790
Symantec Corp.*		9,860	160,718

			5,300,469

SPECIALTY RETAIL – 1.9%
Abercrombie & Fitch Co., Class A		1,144	70,425
AutoNation, Inc.*		656	21,504
AutoZone, Inc.*		385	122,888
Bed Bath & Beyond, Inc.*		3,251	186,315
Best Buy Co., Inc.		4,007	93,363
CarMax, Inc.*		3,020	72,027
GameStop Corp., Class A*		1,815	41,927
Limited Brands, Inc.		3,291	126,736
Lowe’s Cos., Inc.		16,678	322,553
O’Reilly Automotive, Inc.*		1,799	119,867
Ross Stores, Inc.		1,526	120,081
Staples, Inc.		9,307	123,783
The Gap, Inc.		4,590	74,542
The Home Depot, Inc.		20,697	680,310
Tiffany & Co.		1,695	103,090
TJX Cos., Inc.		5,039	279,513
Urban Outfitters, Inc.*		1,589	35,466

			2,594,390

TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Coach, Inc.		3,832	198,612
Nike, Inc., Class B		5,025	429,688
Ralph Lauren Corp.		856	111,023
VF Corp.		1,142	138,776

			878,099

THRIFT & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.		7,036	39,824
People’s United Financial, Inc.		4,914	56,019

			95,843

SCSM BLACKROCK LARGE CAP INDEX FUND PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
TOBACCO – 1.8%
Altria Group, Inc.		27,405	$734,728
Lorillard, Inc.		1,832	202,802
Philip Morris International, Inc.		23,240	1,449,711
Reynolds American, Inc.		4,470	167,536

			2,554,777

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Fastenal Co.		3,905	129,959
W.W. Grainger, Inc.		804	120,230

			250,189

WIRELESS TELECOMMUNICATION SERVICES – 0.3%
American Tower Corp., Class A*		5,234	281,589
MetroPCS Communications, Inc.*		3,868	33,690
Sprint Nextel Corp.*		39,608	120,409

			435,688

Total Common Stocks (Cost $145,802,272)			136,325,691

SHORT TERM INVESTMENTS – 2.1%
MUTUAL FUNDS – 2.1%
State Street Institutional Treasury Plus Money Market Fund (Cost $2,976,097)		2,976,097	2,976,097

TOTAL INVESTMENTS – 99.7% (Cost $148,778,369)			139,301,788
Other assets less liabilities – 0.3%			353,440

NET ASSETS – 100.0%			$139,655,228

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
CH	Switzerland
IE	Ireland
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, cash of $269,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Depreciation ($)
Long	S&P 500 E-Mini Index December Futures	12/16/11	59	3,468,339	3,321,700	(146,639)

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.4%
AEROSPACE & DEFENSE – 1.9%
AAR Corp.		7,042	$117,390
AeroVironment, Inc.*		2,994	84,281
American Science & Engineering, Inc.		1,612	98,413
Astronics Corp.*		1,688	47,686
Astronics Corp., Class B*		161	4,436
Ceradyne, Inc.*		4,416	118,746
Cubic Corp.		2,813	109,904
Curtiss-Wright Corp.		8,241	237,588
DigitalGlobe, Inc.*		6,270	121,826
Ducommun, Inc.		1,874	28,073
Esterline Technologies Corp.*		5,371	278,433
GenCorp, Inc.*		10,623	47,697
Geoeye, Inc.*		3,934	111,529
Heico Corp.		7,355	362,160
Hexcel Corp.*		17,276	382,836
Kratos Defense & Security Solutions, Inc.*		5,856	39,352
LMI Aerospace, Inc.*		1,563	26,665
Moog, Inc.*		7,970	259,981
National Presto Industries, Inc.		851	73,960
Orbital Sciences Corp.*		10,357	132,570
Taser International, Inc.*		10,724	46,220
Teledyne Technologies, Inc.*		6,478	316,515
The Keyw Holding Corp.*		3,344	23,776
Triumph Group, Inc.		6,634	323,341

			3,393,378

AIR FREIGHT & LOGISTICS – 0.3%
Air Transport Services Group, Inc.*		9,677	41,901
Atlas Air Worldwide Holdings, Inc.*		4,666	155,331
Forward Air Corp.		5,221	132,875
HUB Group, Inc.*		6,411	181,239
Pacer International, Inc.*		6,349	23,809
Park-Ohio Holdings Corp.*		1,413	16,970

			552,125

AIRLINES – 0.6%
Alaska Air Group, Inc.*		6,344	357,104
Allegiant Travel Co.*		2,649	124,847
Hawaiian Holdings, Inc.*		9,001	37,894
JetBlue Airways Corp.*		43,916	180,056
Republic Airways Holdings, Inc.*		8,702	24,627
SkyWest, Inc.		9,410	108,309
Spirit Airlines, Inc.*		2,765	34,563
US Airways Group, Inc.*		28,857	158,713

			1,026,113

AUTO COMPONENTS – 0.8%
American Axle & Manufacturing Holdings, Inc.*		11,866	90,538
Amerigon, Inc.*		3,980	50,665

	Country Code**	Shares	Value
Cooper Tire & Rubber Co.		11,036	$120,182
Dana Holding Corp.*		25,616	268,968
Dorman Products, Inc.*		1,921	63,547
Drew Industries, Inc.		3,391	67,752
Exide Technologies*		13,703	54,812
Fuel Systems Solutions, Inc.*		2,956	56,785
Modine Manufacturing Co.*		8,258	74,817
Motorcar Parts of America, Inc.*		2,016	16,592
Shiloh Industries, Inc.		884	7,929
Spartan Motors, Inc.		5,984	24,714
Standard Motor Products, Inc.		3,566	46,251
Stoneridge, Inc.*		4,825	25,186
Superior Industries International, Inc.		4,142	63,994
Tenneco, Inc.*		10,588	271,159
Tower International, Inc.*		1,080	11,135

			1,315,026

AUTOMOBILES – 0.0%+
Winnebago Industries, Inc.*		5,102	35,306

BEVERAGES – 0.2%
Boston Beer Co., Inc.*		1,460	106,142
Central European Distribution Corp.*		12,944	90,737
Coca-Cola Bottling Co. Consolidated		803	44,534
Craft Brewers Alliance, Inc.*		1,678	9,414
Heckmann Corp.*		16,427	86,899
MGP Ingredients, Inc.		2,271	11,514
National Beverage Corp.		2,100	31,836
Primo Water Corp.*		2,683	15,132

			396,208

BIOTECHNOLOGY – 3.6%
Achillion Pharmaceuticals, Inc.*		8,405	39,672
Acorda Therapeutics, Inc.*		7,001	139,740
Affymax, Inc.*		6,216	27,848
Alkermes PLC*	IE	16,740	255,452
Allos Therapeutics, Inc.*		14,479	26,641
Alnylam Pharmaceuticals, Inc.*		6,682	43,901
AMAG Pharmaceuticals, Inc.*		3,801	56,103
Amicus Therapeutics, Inc.*		2,611	10,026
Anacor Pharmaceuticals, Inc.*		1,785	10,175
Anthera Pharmaceuticals, Inc.*		3,906	18,632
Ardea Biosciences, Inc.*		3,004	46,922
Arena Pharmaceuticals, Inc.*		25,955	37,635
Ariad Pharmaceuticals, Inc.*		23,430	205,950
ArQule, Inc.*		9,250	46,713
Array Biopharma, Inc.*		10,538	20,654
Astex Pharmaceuticals, Inc.*		10,367	19,905
Aveo Pharmaceuticals, Inc.*		5,541	85,276
AVI Biopharma, Inc.*		23,878	26,743
BioCryst Pharmaceuticals, Inc.*		5,494	15,163
BioMimetic Therapeutics, Inc.*		3,227	10,649
BioSante Pharmaceuticals, Inc.*		19,417	44,271

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
BioSpecifics Technologies Corp.*		800	$12,912
BioTime, Inc.*		4,237	18,685
Cell Therapeutics, Inc.*		34,450	36,517
Celldex Therapeutics, Inc.*		8,095	18,497
Cepheid, Inc.*		10,913	423,752
Chelsea Therapeutics International, Ltd.*		9,311	33,985
Cleveland Biolabs, Inc.*		4,729	12,012
Codexis, Inc.*		4,306	19,678
Cubist Pharmaceuticals, Inc.*		10,564	373,120
Curis, Inc.*		13,471	42,568
Cytori Therapeutics, Inc.*		8,469	24,984
DUSA Pharmaceuticals, Inc.*		4,259	15,758
Dyax Corp.*		17,825	22,460
Dynavax Technologies Corp.*		22,003	40,926
Emergent Biosolutions, Inc.*		4,301	66,364
Enzon Pharmaceuticals, Inc.*		6,632	46,689
Exact Sciences Corp.*		9,247	61,308
Exelixis, Inc.*		22,691	123,893
Genomic Health, Inc.*		2,999	65,918
Geron Corp.*		23,018	48,798
GTx, Inc.*		4,164	13,949
Halozyme Therapeutics, Inc.*		14,552	89,349
Horizon Pharma, Inc.*		344	2,405
Idenix Pharmaceuticals, Inc.*		9,888	49,341
ImmunoGen, Inc.*		13,325	146,042
Immunomedics, Inc.*		11,492	36,774
Incyte Corp.*		15,497	216,493
Infinity Pharmaceuticals, Inc.*		3,446	24,294
Inhibitex, Inc.*		11,111	27,333
Insmed, Inc.*		4,280	21,828
InterMune, Inc.*		9,494	191,779
Ironwood Pharmaceuticals, Inc.*		8,949	96,649
Isis Pharmaceuticals, Inc.*		17,666	119,775
Keryx Biopharmaceuticals, Inc.*		12,487	37,461
Lexicon Genetics, Inc.*		29,660	27,284
Ligand Pharmaceuticals, Inc.*		3,482	47,634
Mannkind Corp.*		12,870	48,777
Maxygen, Inc.		5,348	29,254
Medivation, Inc.*		5,557	94,358
Metabolix, Inc.*		6,023	26,381
Micromet, Inc.*		16,255	78,024
Momenta Pharmaceuticals, Inc.*		8,177	94,035
Nabi Biopharmaceuticals*		7,155	12,020
Neurocrine Biosciences, Inc.*		8,857	52,965
Novavax, Inc.*		17,183	27,665
NPS Pharmaceuticals, Inc.*		15,254	99,304
Nymox Pharmaceutical Corp.*	CA	3,272	26,765
OncoGenex Pharmaceutical, Inc.*		1,684	16,503
Oncothyreon, Inc.*		7,426	44,407
Onyx Pharmaceuticals, Inc.*		11,150	334,611
Opko Health, Inc.*		19,302	83,578
Orexigen Therapeutics, Inc.*		6,093	12,125
Osiris Therapeutics, Inc.*		3,088	15,811
PDL BioPharma, Inc.		24,877	138,067

	Country Code**	Shares	Value
Peregrine Pharmaceuticals, Inc.*		13,444	$14,654
Pharmacyclics, Inc.*		8,149	96,403
PharmAthene, Inc.*		6,236	10,975
Progenics Pharmaceuticals, Inc.*		5,378	30,870
Raptor Pharmaceutical Corp.*		7,729	34,858
Rigel Pharmaceuticals, Inc.*		12,179	89,637
Sangamo BioSciences, Inc.*		9,413	40,947
Savient Pharmaceuticals, Inc.*		12,758	52,308
SciClone Pharmaceuticals, Inc.*		6,016	22,921
Seattle Genetics, Inc.*		16,965	323,353
Siga Technologies, Inc.*		5,942	19,430
Spectrum Pharmaceuticals, Inc.*		9,223	70,371
Sunesis Pharmaceuticals, Inc.*		4,968	6,111
Synta Pharmaceuticals, Corp.*		3,935	12,789
Targacept, Inc.*		4,896	73,440
Theravance, Inc.*		12,070	243,090
Trius Therapeutics, Inc.*		1,342	8,455
Vanda Pharmaceuticals, Inc.*		5,037	24,933
Vical, Inc.*		12,487	30,968
Zalicus, Inc.*		13,134	12,879
Ziopharm Oncology, Inc.*		10,493	46,274
Zogenix, Inc.*		2,795	5,115

			6,350,716

BUILDING PRODUCTS – 0.7%
Aaon, Inc.		3,374	53,140
Ameresco, Inc. Class A*		3,076	31,252
American Woodmark Corp.		1,630	19,739
Ameron International Corp.		1,620	137,603
Apogee Enterprises, Inc.		4,874	41,868
Builders FirstSource, Inc.*		7,550	9,588
Gibraltar Industries, Inc.*		5,471	44,424
Griffon Corp.*		8,445	69,080
Insteel Industries, Inc.		3,179	32,013
NCI Building Systems, Inc.*		3,520	26,611
Quanex Building Products Corp.		6,741	73,814
Simpson Manufacturing Co., Inc.		7,391	184,258
Smith A O Corp.		6,651	213,032
Trex Co., Inc.*		2,790	44,724
Universal Forest Products, Inc.		3,465	83,333
USG Corp.*		12,707	85,518

			1,149,997

CAPITAL MARKETS – 2.1%
Apollo Investment Corp.		34,326	258,132
Arlington Asset Investment Corp., Class A		1,127	27,104
Artio Global Investors, Inc.		5,524	43,971
BGC Partners, Inc.		13,519	81,520
BlackRock Kelso Capital Corp.		12,262	89,513
Calamos Asset Management, Inc.		3,332	33,353
Capital Southwest Corp.		514	38,036
CIFC Corp.*		1,816	7,863
Cohen & Steers, Inc.		3,183	91,511

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Cowen Group, Inc., Class A*		11,677	$31,645
Diamond Hill Investment Group		461	31,989
Duff & Phelps Corp., Class A		5,494	58,566
Edelman Financial Group, Inc.		3,483	22,500
Epoch Holding Corp.		2,635	35,757
Evercore Partners, Inc.		3,754	85,591
FBR Capital Markets Corp.*		8,552	20,354
Fidus Investment Corp.		634	7,982
Fifth Street Finance Corp.		12,917	120,386
Financial Engines, Inc.*		6,808	123,293
FXCM, Inc., Class A		3,010	42,200
GAMCO Investors, Inc.		1,202	47,347
GFI Group, Inc.		12,886	51,802
Gladstone Capital Corp.		3,842	26,356
Gladstone Investment Corp.		4,035	27,438
Gleacher & Co., Inc.*		13,234	15,748
Golub Capital BDC, Inc.		1,773	26,329
Harris & Harris Group, Inc.*		5,219	18,527
Hercules Technology Growth Capital, Inc.		7,825	66,669
HFF, Inc. Class A*		5,238	45,780
ICG Group, Inc.*		6,576	60,565
INTL FCStone, Inc.*		2,358	48,952
Investment Technology Group, Inc.*		7,349	71,947
JMP Group, Inc.		2,668	15,501
KBW, Inc.		6,461	89,097
Knight Capital Group, Inc.*		17,605	214,077
Kohlberg Capital Corp.		3,511	20,539
Ladenburg Thalmann Financial Services, Inc.*		19,326	29,955
Main Street Capital Corp.		3,577	63,528
MCG Capital Corp.		13,804	54,664
Medallion Financial Corp.		2,612	24,292
Medley Capital Corp.		2,032	20,483
MF Global Holdings Ltd.*		29,159	120,427
MVC Capital, Inc.		4,258	44,581
New Mountain Finance Corp.		1,303	16,561
NGP Capital Resources Co.		3,929	25,696
Oppenheimer Holdings, Inc., Class A		1,843	29,562
PennantPark Investment Corp.		8,156	72,752
Piper Jaffray Cos., Inc.*		2,814	50,455
Prospect Capital Corp.		19,440	163,490
Pzena Investment Management, Inc. Class A		1,359	4,458
Safeguard Scientifics, Inc.*		3,690	55,350
Solar Capital Ltd.		6,519	131,227
Solar Senior Capital Ltd.		1,418	20,263
Stifel Financial Corp.*		9,450	250,992
SWS Group, Inc.		5,332	25,007
ThL Credit, Inc.		1,588	17,341
TICC Capital Corp.		5,865	47,917
Triangle Capital Corp.		3,938	59,936
Virtus Investment Partners, Inc.*		981	52,601
Walter Investment Management Corp.		4,555	104,446

	Country Code**	Shares	Value
Westwood Holdings Group, Inc.		1,090	$37,660

			3,621,584

CHEMICALS – 2.0%
American Vanguard Corp.		3,877	43,267
Arch Chemicals, Inc.		4,060	190,495
Balchem Corp.		5,066	189,012
Calgon Carbon Corp.*		10,012	145,875
Chase Corp.		1,059	11,384
Chemtura Corp.*		17,112	171,633
Ferro Corp.*		15,400	94,710
Flotek Industries, Inc.*		8,881	41,474
H.B. Fuller Co.		8,787	160,099
FutureFuel Corp.		3,304	34,362
Georgia Gulf Corp.*		6,032	83,423
Hawkins, Inc.		1,510	48,078
Innophos Holdings, Inc.		3,854	153,659
Innospec, Inc.*		4,206	101,827
KMG Chemicals, Inc.		1,194	14,710
Koppers Holdings, Inc.		3,656	93,630
Kraton Performance Polymers, Inc.*		5,666	91,676
Landec Corp.*		4,749	25,265
LSB Industries, Inc.*		3,258	93,407
Minerals Technologies, Inc.		3,150	155,200
NewMarket Corp.		1,587	241,018
NL Industries, Inc.		1,267	15,876
Olin Corp.		13,977	251,726
OM Group, Inc.*		5,500	142,835
Omnova Solutions, Inc.*		7,853	28,114
PolyOne Corp.		16,583	177,604
Quaker Chemical Corp.		2,278	59,046
Schulman A, Inc.		5,477	93,054
Senomyx, Inc.*		7,184	25,216
Sensient Technologies Corp.		8,848	288,002
Spartech Corp.*		5,598	17,914
Stepan Co.		1,432	96,202
STR Holdings, Inc.*		5,421	43,964
TPC Group, Inc.*		2,346	47,108
Zep, Inc.		3,910	58,728
Zoltek Cos., Inc.*		4,930	31,700

			3,561,293

COMMERCIAL BANKS – 5.7%
1st Source Corp.		2,780	57,907
1st United Bancorp, Inc.*		5,034	24,818
Alliance Financial Corp.		921	25,834
Ameris Bancorp*		4,313	37,566
Ames National Corp.		1,609	25,149
Arrow Financial Corp.		1,892	42,099
Bancfirst Corp.		1,262	41,848
Banco Latinoamericano de Comercio Exterior SA, Class E	PA	5,015	76,379
Bancorp Rhode Island, Inc.		647	27,426
BancorpSouth, Inc.		14,991	131,621
Bank Of Kentucky Financial Corp.		1,030	20,868
Bank of Marin Bancorp		971	32,082
Bank Of The Ozarks, Inc.		5,069	106,094

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Banner Corp.		3,044	$38,933
Boston Private Financial Holdings, Inc.		13,899	81,726
Bridge Bancorp, Inc.		1,344	24,595
Bridge Capital Holdings*		1,593	16,026
Bryn Mawr Bank Corp.		1,993	33,024
Camden National Corp.		1,428	38,884
Cape Bancorp, Inc.*		1,945	13,751
Capital Bank Corp.*		2,292	4,767
Capital City Bank Group, Inc.		2,070	21,528
Cardinal Financial Corp.		5,251	45,264
Cascade Bancorp*		1,260	7,346
Cathay General Bancorp		14,069	160,105
Center Bancorp, Inc.		2,332	22,504
Center Financial Corp.*		6,474	30,363
Centerstate Banks, Inc.		5,590	29,236
Central Pacific Financial Corp.*		2,774	28,628
Century Bancorp, Inc., Class A		642	14,907
Chemical Financial Corp.		5,038	77,132
Citizens & Northern Corp.		2,255	33,509
City Holding Co.		2,809	75,815
CNB Financial Corp.		2,311	29,627
Cobiz Financial, Inc.		6,137	27,432
Columbia Banking System, Inc.		7,104	101,729
Community Banking Systems, Inc.		6,647	150,820
Community Trust Bancorp, Inc.		2,600	60,554
CVB Financial Corp.		16,065	123,540
Eagle Bancorp, Inc.*		3,085	36,310
Encore Bancshares, Inc.*		1,501	16,001
Enterprise Bancorp, Inc.		1,044	12,873
Enterprise Financial Services Corp.		2,873	39,044
F.N.B. Corp.		22,844	195,773
Financial Institutions, Inc.		2,515	35,864
First Bancorp		2,673	26,837
First Bancorp, Inc.		1,702	21,428
First Busey Corp.		14,126	61,448
First Commonwealth Financial Corp.		18,928	70,034
First Community Bancshares, Inc.		2,948	30,070
First Connecticut Bancorp Inc.*		2,750	31,130
First Financial Bancorp		10,483	144,665
First Financial Bankshares, Inc.		5,697	149,034
First Financial Corp.		2,070	56,946
First Interstate BancSystem, Inc.		2,876	30,802
First Merchants Corp.		4,629	32,634
First Midwest Bancorp, Inc.		13,375	97,905
FirstMerit Corp.		19,026	216,135
German American Bancorp, Inc.		2,375	38,285
Glacier Bancorp, Inc.		12,970	121,529
Great Southern Bancorp, Inc.		1,912	32,083
Hampton Roads Bankshares, Inc.*		1,759	8,267
Hancock Holding Co.		7,194	192,655
Hanmi Financial Corp.*		28,670	23,796

	Country Code**	Shares	Value
Heartland Financial USA, Inc.		2,528	$35,847
Heritage Commerce Corp.*		3,996	15,385
Heritage Financial Corp.		2,661	29,377
Home Bancshares, Inc.		4,079	86,556
Hudson Valley Holding Corp.		2,596	45,248
IBERIABANK Corp.		5,200	244,712
Independent Bank Corp. Massachusetts		3,881	84,373
International Bancshares Corp.		9,588	126,082
Investors Bancorp, Inc.*		8,302	104,854
Lakeland Bancorp, Inc.		4,078	31,890
Lakeland Financial Corp.		2,766	57,146
MainSource Financial Group, Inc.		3,684	32,125
MB Financial, Inc.		9,743	143,417
Merchants Bancshares, Inc.		882	23,620
Metro Bancorp, Inc.*		2,547	22,032
MidSouth Bancorp, Inc.		1,529	16,437
Nara Bancorp, Inc.*		6,974	42,332
National Bankshares, Inc.		1,345	32,455
National Penn Bancshares, Inc.		22,187	155,531
NBT Bancorp, Inc.		6,270	116,747
Northfield Bancorp, Inc.		3,087	40,872
Old National Bancorp		17,028	158,701
OmniAmerican Bancorp, Inc.*		2,119	28,924
Oriental Financial Group	PR	8,132	78,636
Orrstown Financial Services, Inc.		1,291	16,589
Pacific Capital Bancorp*		830	21,182
Pacific Continental Corp.		3,275	23,220
PacWest Bancorp		5,459	76,099
Park National Corp.		2,247	118,821
Park Sterling Corp.*		5,420	18,536
Penns Woods Bancorp, Inc.		753	24,661
Peoples Bancorp, Inc.		1,854	20,394
Pinnacle Financial Partners, Inc.*		6,122	66,975
PrivateBancorp, Inc.		10,753	80,863
Prosperity Bancshares, Inc.		8,301	271,277
Renasant Corp.		4,602	58,584
Republic Bancorp, Inc.		1,833	32,462
S&T Bancorp, Inc.		5,092	82,287
S.Y. Bancorp, Inc.		2,291	42,658
Sandy Spring Bancorp, Inc.		4,340	63,494
SCBT Financial Corp.		2,582	63,724
Seacoast Banking Corp of Florida*		13,943	20,496
Sierra Bancorp		2,135	19,535
Signature Bank*		8,184	390,622
Simmons First National Corp., Class A		3,181	69,028
Southside Bancshares, Inc.		3,036	54,678
Southwest Bancorp, Inc.*		3,790	15,994
State Bancorp, Inc.		2,805	29,649
State Bank Financial Corp.*		5,676	71,631
Stellarone Corp.		4,152	41,312
Sterling Bancorp		5,720	41,527
Sterling Financial Corp.*		4,865	60,229
Suffolk Bancorp		1,986	16,524
Sun Bancorp, Inc.*		7,214	19,117

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Susquehanna Bancshares, Inc.		23,255	$127,205
SVB Financial Group*		7,574	280,238
Taylor Capital Group, Inc.*		1,992	12,789
Texas Capital Bancshares Inc*		6,675	152,524
The Bancorp, Inc.*		5,268	37,719
The First of Long Island Corp.		1,477	33,469
Tompkins Financial Corp.		1,519	54,350
Tower Bancorp, Inc.		1,937	40,561
TowneBank		4,406	50,096
Trico Bancshares		2,684	32,933
Trustmark Corp.		11,313	205,331
UMB Financial Corp.		5,691	182,567
Umpqua Holdings Corp.		20,576	180,863
Union First Market Bankshares Corp.		3,698	39,643
United Bankshares, Inc.		5,778	116,080
United Community Banks, Inc.*		7,470	63,420
Univest Corp. Of Pennsylvania		3,116	41,536
Virginia Commerce Bancorp, Inc.*		4,131	24,249
Washington Banking Co.		2,748	26,738
Washington Trust Bancorp, Inc.		2,606	51,547
Webster Financial Corp.		12,580	192,474
WesBanco, Inc.		4,202	72,737
West Bancorporation		2,953	25,041
West Coast Bancorp*		3,057	42,798
Westamerica Bancorporation		5,098	195,355
Western Alliance Bancorp*		12,510	68,555
Wilshire Bancorp, Inc.*		11,495	31,496
Wintrust Financial Corp.		6,099	157,415

			9,888,180

COMMERCIAL SERVICES & SUPPLIES – 2.6%
ABM Industries, Inc.		9,417	179,488
Acco Brands Corp.*		9,814	46,813
American Reprographics Co.*		6,484	21,786
APAC Customer Services, Inc.*		5,582	47,559
AT Cross Co., Class A*		1,727	19,481
Casella Waste Systems, Inc., Class A*		4,310	22,671
Cenveo, Inc.*		10,015	30,145
Clean Harbors, Inc.*		8,287	425,123
Consolidated Graphics, Inc.*		1,597	58,338
Courier Corp.		1,737	11,360
Deluxe Corp.		9,144	170,078
EnergySolutions, Inc.*		14,424	50,917
Enernoc, Inc.*		4,203	37,827
Ennis, Inc.		4,627	60,429
Fuel Tech, Inc.*		3,120	18,158
G&K Services, Inc.		3,308	84,486
Geo Group, Inc.*		11,510	213,626
Healthcare Services Group, Inc.		11,804	190,517
Heritage-Crystal Clean, Inc.*		778	14,128
Herman Miller, Inc.		10,182	181,851
Higher One Holdings, Inc.*		5,435	88,427
HNI Corp.		7,968	152,428
Innerworkings, Inc.*		4,571	35,837
Interface, Inc.		9,363	111,045

	Country Code**	Shares	Value
Intersections, Inc.		1,565	$20,110
Kimball International, Inc.		5,606	27,245
Knoll, Inc.		8,502	116,477
M&F Worldwide Corp.*		1,817	44,735
McGrath Rentcorp.		4,310	102,535
Metalico, Inc.*		7,171	27,967
Mine Safety Appliances Co.		4,843	130,567
Mobile Mini, Inc.*		6,518	107,156
Multi-color Corp.		2,008	45,361
Quad Graphics, Inc.		4,484	81,026
Rollins, Inc.		11,306	211,535
Schawk, Inc.		2,161	21,329
Standard Parking Corp.*		2,754	43,073
Steelcase, Inc., Class A		14,109	89,028
Swisher Hygiene, Inc.*		15,072	61,042
SYKES Enterprises, Inc.*		7,429	111,064
Team, Inc.*		3,440	72,171
Tetra Tech, Inc.*		11,087	207,770
The Brink’s Co.		8,295	193,356
TMS International Corp., Class A*		2,201	16,023
TRC Companies, Inc.*		3,039	9,147
UniFirst Corp.		2,505	113,451
United Stationers, Inc.		8,002	218,054
US Ecology, Inc.		3,233	50,015
Viad Corp.		3,609	61,281
WCA Waste Corp.*		3,034	12,864

			4,466,900

COMMUNICATIONS EQUIPMENT – 2.2%
ADTRAN, Inc.		11,347	300,242
Anaren, Inc.*		2,710	51,896
Arris Group, Inc.*		21,974	226,332
Aruba Networks, Inc.*		15,018	314,026
Aviat Networks, Inc.*		10,585	24,875
Bel Fuse, Inc., Class B		1,879	29,294
Bigband Networks*		7,325	9,376
Black Box Corp.		3,192	68,149
Blue Coat Systems, Inc.*		7,744	107,487
Calix, Inc.*		6,686	52,151
Communications Systems, Inc.		1,163	15,119
Comtech Telecommunications Corp.		4,721	132,613
DG Fastchannel, Inc.*		4,865	82,462
Dialogic, Inc.*		2,474	4,577
Digi International, Inc.*		4,544	49,984
Emcore Corp.*		15,315	15,162
Emulex Corp.*		15,636	100,070
Extreme Networks, Inc.*		16,037	42,498
Finisar Corp.*		15,747	276,202
Globecomm Systems Inc*		4,028	54,418
Harmonic, Inc.*		20,402	86,913
Infinera Corp.*		18,580	143,438
Interdigital, Inc.		8,014	373,292
Ixia*		6,873	52,716
KVH Industries, Inc.*		2,743	21,697
Loral Space & Communications, Inc.*		1,944	97,394
Meru Networks, Inc.*		1,862	15,175
NETGEAR, Inc.*		6,511	168,570

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
NumereX Corp.*		1,785	$9,925
Oclaro, Inc.*		9,206	33,510
Oplink Communications, Inc.*		3,235	48,978
Opnext, Inc.*		7,628	9,535
Orbcomm, Inc.*		5,631	14,359
Plantronics, Inc.		8,414	239,378
Powerwave Technologies, Inc.*		28,196	48,497
Procera Networks, Inc.*		2,574	24,710
Shoretel, Inc.*		8,371	41,688
Sonus Networks, Inc.*		37,424	81,210
Sycamore Networks, Inc.		3,558	64,222
Symmetricom, Inc.*		7,643	33,171
Tekelec, Inc.*		10,956	66,174
Viasat, Inc.*		6,341	211,219
Westell Technologies, Inc., Class A*		9,128	19,716

			3,862,420

COMPUTERS & PERIPHERALS – 0.6%
Avid Technology, Inc.*		5,317	41,154
Cray, Inc.*		6,411	34,042
Dot Hill Systems Corp.*		9,598	14,493
Eletronics for Imaging, Inc.*		8,283	111,572
Imation Corp.*		5,188	37,924
Immersion Corp.*		5,061	30,265
Intermec, Inc.*		10,597	69,092
Intevac, Inc.*		4,134	28,897
Novatel Wireless, Inc.*		5,914	17,860
OCZ Technology Group, Inc.*		9,200	44,620
Quantum Corp.*		40,127	72,630
Rimage Corp.		1,658	20,974
Silicon Graphics International Corp.*		5,513	65,715
STEC, Inc.*		7,325	74,275
Stratasys, Inc.*		3,766	69,822
Super Micro Computer, Inc.*		4,769	59,756
Synaptics, Inc.*		5,606	133,983
Xyratex, Ltd.	BM	5,367	49,752

			976,826

CONSTRUCTION & ENGINEERING – 0.7%
Argan, Inc.*		1,330	13,539
Comfort Systems USA, Inc.		6,765	56,285
Dycom Industries, Inc.*		6,247	95,579
EMCOR Group, Inc.*		11,571	235,238
Furmanite Corp.*		6,577	35,582
Granite Construction, Inc.		6,866	128,875
Great Lakes Dredge & Dock Co.		10,638	43,297
Insituform Technologies, Inc., Class A*		7,016	81,245
Layne Christensen Co.*		3,467	80,088
Mastec, Inc.*		10,056	177,086
Michael Baker Corp.*		1,490	28,504
Myr Group, Inc.*		3,553	62,675
Northwest Pipe Co.*		1,623	32,931
Orion Marine Group, Inc.*		4,856	28,019
Pike Electric Corp.*		2,963	20,059
Primoris Services Corp.		4,782	50,020
Sterling Construction Co., Inc.*		2,920	32,616
Tutor Perini Corp.		5,517	63,390

	Country Code**	Shares	Value
UniTek Global Services, Inc.*		1,703	$8,447

			1,273,475

CONSTRUCTION MATERIALS – 0.2%
Eagle Materials, Inc.		7,924	131,935
Headwaters, Inc.*		11,188	16,111
Texas Industries, Inc.		4,048	128,483
United States Lime & Minerals, Inc.*		426	16,997

			293,526

CONSUMER FINANCE – 0.8%
Advance America Cash Advance Centers, Inc.		9,875	72,680
Cash America International, Inc.		5,203	266,185
Credit Acceptance Corp.*		1,204	77,489
DFC Global Corp.*		7,746	169,250
EZCORP, Inc., Class A*		8,300	236,882
First Cash Financial Services, Inc.*		5,538	232,319
Imperial Holdings, Inc.*		3,095	7,428
Nelnet, Inc., Class A		4,633	87,008
Netspend Holdings, Inc.*		5,242	26,944
Nicholas Financial, Inc.	CA	1,636	15,984
The First Marblehead Corp.*		9,399	9,587
World Acceptance Corp.*		2,690	150,506

			1,352,262

CONTAINERS & PACKAGING – 0.1%
AEP Industries, Inc.*		504	11,189
Boise, Inc.		18,549	95,898
Graphic Packaging Holding Co.*		28,432	98,090
Myers Industries, Inc.		5,685	57,703

			262,880

DISTRIBUTORS – 0.2%
Audiovox Corp., Class A*		3,114	17,096
Core-Mark Holding Co., Inc.*		1,998	61,199
Pool Corp.		8,435	220,828
Weyco Group, Inc.		1,204	26,849

			325,972

DIVERSIFIED CONSUMER SERVICES – 1.2%
American Public Education, Inc.*		3,165	107,610
Archipelago Learning, Inc.*		2,179	18,304
Ascent Capital Group, Inc., Class A*		2,543	99,991
Bridgepoint Education, Inc.*		3,174	55,355
Cambium Learning Group, Inc.*		2,737	8,184
Capella Education Co.*		2,801	79,492
Coinstar, Inc.*		5,507	220,280
Corinthian Colleges, Inc.*		13,499	21,058
Grand Canyon Education, Inc.*		5,094	82,268
Hillenbrand, Inc.		11,141	204,994
K12, Inc.*		4,611	117,396
Lincoln Educational Services Corp.		4,138	33,476

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Mac-Gray Corp.		2,079	$26,840
Matthews International Corp.		5,237	161,090
National American University Holdings, Inc.		1,554	11,127
Regis Corp.		10,246	144,366
Sotheby’s		11,910	328,359
Steiner Leisure, Ltd.*	BS	2,665	108,652
Stewart Enterprises, Inc., Class A		14,023	83,437
Strayer Education, Inc.		2,183	167,371
Universal Technical Institute, Inc.*		3,850	52,321

			2,131,971

DIVERSIFIED FINANCIAL SERVICES – 0.5%
California First National Bancorp		397	6,078
Compass Diversified Holding		7,208	87,794
Encore Capital Group, Inc.*		2,891	63,168
Gain Capital Holdings, Inc.*		1,314	8,265
Marketaxess Holdings, Inc.		5,107	132,884
Marlin Business Services Corp.*		1,534	16,261
Newstar Financial, Inc.*		4,886	45,635
PHH Corp.*		9,984	160,543
Pico Holdings, Inc.*		4,063	83,332
Portfolio Recovery Associates, Inc.*		3,023	188,091
Primus Guaranty Ltd.*	BM	4,405	23,214

			815,265

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%
8x8, Inc.*		11,201	45,588
AboveNet, Inc.		4,084	218,902
Alaska Communications Systems, Inc.		8,087	53,051
Atlantic Tele-network, Inc.		1,694	55,699
Boingo Wireless, Inc.*		981	7,014
Cbeyond, Inc.*		5,060	35,724
Cincinnati Bell, Inc.*		35,363	109,272
Cogent Communications Group, Inc.*		8,150	109,618
Consolidated Communications Holdings, Inc.		4,647	83,878
FairPoint Communications, Inc.*		3,900	16,770
General Communication, Inc. Class A*		7,342	60,204
Global Crossing Ltd.*	BM	5,452	130,357
Globalstar, Inc.*		17,284	7,069
HickoryTech Corp.		2,361	22,713
IDT Corp., Class B		2,488	50,755
inContact, Inc.*		5,248	18,106
Iridium Communications, Inc.*		7,781	48,242
Neutral Tandem, Inc.*		5,608	54,285
PAETEC Holding Corp.*		22,244	117,671
Premiere Global Services, Inc.*		9,266	59,488
SureWest Communications		2,366	24,772
Towerstream Corp.*		7,631	19,535

	Country Code**	Shares	Value
Vonage Holdings Corp.*		24,652	$64,095

			1,412,808

ELECTRIC UTILITIES – 1.6%
ALLETE, Inc.		5,628	206,154
Central Vermont Public Service Corp.		2,373	83,553
Cleco Corp.		10,795	368,541
El Paso Electric Co.		7,413	237,883
IDACORP, Inc.		8,767	331,217
MGE Energy, Inc.		4,068	165,446
Otter Tail Corp.		6,408	117,267
PNM Resources, Inc.		15,074	247,666
Portland General Electric Co.		13,320	315,551
The Empire District Electric Co.		7,445	144,284
UIL Holdings Corp.		8,939	294,361
Unisource Energy Corp.		6,480	233,863
Unitil Corp.		1,896	48,689

			2,794,475

ELECTRICAL EQUIPMENT – 1.2%
A123 Systems, Inc.*		15,761	54,218
Active Power, Inc.*		13,697	17,669
Acuity Brands, Inc.		7,585	273,363
American Superconductor Corp.*		8,048	31,629
AZZ, Inc.		2,221	86,108
Belden, Inc.		8,248	212,716
Brady Corp., Class A		8,247	217,968
Broadwind Energy, Inc.*		23,142	7,408
Capstone Turbine Corp.*		44,218	44,218
Coleman Cable, Inc.*		1,408	11,912
Encore Wire Corp.		3,264	67,173
Ener1, Inc.*		13,593	1,862
EnerSys*		8,924	178,658
Franklin Electric Co., Inc.		4,119	149,437
FuelCell Energy, Inc.*		22,385	18,801
Generac Holdings, Inc.*		4,413	83,009
Global Power Equipment Group, Inc.*		2,769	64,435
II-VI, Inc.*		9,197	160,947
LSI Industries, Inc.		3,267	20,353
Powell Industries, Inc.*		1,575	48,778
Powersecure International, Inc.*		3,149	14,895
Preformed Line Products Co.		411	18,824
Satcon Technology Corp.*		15,129	14,373
Thermon Group Holdings, Inc.*		1,797	24,835
Valence Technology, Inc.*		13,432	13,969
Vicor Corp.		3,427	29,986
Woodward Governor Co.		10,800	295,920

			2,163,464

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.4%
Aeroflex Holding Corp.*		3,642	33,142
Agilysys, Inc.*		3,093	22,053
Anixter International, Inc.		5,062	240,141
Benchmark Electronics, Inc.*		10,751	139,871

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Brightpoint, Inc.*		12,140	$111,809
Checkpoint Systems, Inc.*		7,133	96,866
Cognex Corp.		7,257	196,737
Coherent, Inc.*		4,364	187,477
CTS Corp.		6,064	49,300
Daktronics, Inc.		6,216	53,333
DDI Corp.		2,776	20,098
DTS, Inc.*		3,096	76,874
Echelon Corp.*		6,349	44,506
Electro Rent Corp.		3,323	45,891
Electro Scientific Industries, Inc.*		4,014	47,726
eMagin Corp.*		2,987	7,856
Fabrinet*	KY	3,621	67,713
FARO Technologies, Inc.*		2,896	91,369
FEI Co.*		6,781	203,159
Gerber Scientific, Inc.*		4,364	44
GSI Group, Inc.*	CA	4,465	34,291
Identive Group, Inc.*		6,740	13,413
Insight Enterprises, Inc.*		8,281	125,374
KEMET Corp.*		7,841	56,063
LeCroy Corp.*		2,834	22,389
Littelfuse, Inc.		4,040	162,448
Maxwell Technologies, Inc.*		4,950	91,129
Measurement Specialties, Inc.*		2,647	68,716
Mercury Computer Systems, Inc.*		5,369	61,744
Methode Electronics, Inc.		6,648	49,395
Microvision, Inc.*		17,659	12,010
MTS Systems Corp.		2,766	84,750
Multi Fineline Electronix, Inc.*		1,610	32,103
NePhotonics Corp.*		1,460	10,045
Newport Corp.*		6,637	71,746
OSI Systems, Inc.*		3,375	113,130
Park Electrochemical Corp.		3,683	78,706
PC Connection, Inc.*		1,601	12,776
Plexus Corp.*		6,309	142,710
Power-One, Inc.*		12,099	54,446
Pulse Electronics Corp.		7,687	21,985
RadiSys Corp.*		3,559	21,781
Richardson Electronics, Ltd.		2,440	33,208
Rofin-Sinar Technologies, Inc.*		5,055	97,056
Rogers Corp.*		2,833	110,855
Sanmina-SCI Corp.*		14,289	95,451
ScanSource, Inc.*		4,793	141,681
SYNNEX Corp.*		4,434	116,171
TTM Technologies, Inc.*		9,223	87,711
Universal Display Corp.*		6,774	324,746
Viasystems Group, Inc.*		458	8,056
Vishay Precision Group, Inc.*		2,111	27,823
X-Rite, Inc.*		4,869	18,161
Zygo Corp.*		2,831	32,726

			4,170,760

ENERGY EQUIPMENT & SERVICES – 1.9%
Basic Energy Services, Inc.*		4,279	60,591
Bristow Group, Inc.		6,372	270,364
C&J Energy Services, Inc.*		1,975	32,469
Cal Dive International, Inc.*		17,224	32,898

	Country Code**	Shares	Value
Complete Production Services, Inc.*		13,893	$261,883
Dawson Geophysical Co.*		1,376	32,446
Dril-Quip, Inc.*		6,064	326,910
Exterran Holdings, Inc.*		11,353	110,351
Geokinetics, Inc.*		1,786	4,322
Global Geophysical Services, Inc.*		3,129	24,938
Global Industries, Ltd.*		17,984	142,433
Gulf Island Fabrication, Inc.		2,542	52,568
Gulfmark Offshore, Inc., Class A*		4,213	153,100
Helix Energy Solutions Group, Inc.*		18,601	243,673
Hercules Offshore, Inc.*		20,442	59,691
Hornbeck Offshore Services, Inc.*		4,045	100,761
Ion Geophysical Corp.*		23,355	110,469
Key Energy Services, Inc.*		22,163	210,327
Lufkin Industries, Inc.		5,368	285,631
Matrix Service Co.*		4,774	40,627
Mitcham Industries, Inc.*		2,114	23,677
Natural Gas Services Group, Inc.*		2,212	28,380
Newpark Resources*		16,054	97,769
OYO Geospace Corp.*		773	43,512
Parker Drilling Co.*		20,690	90,829
Phi, Inc.*		2,284	43,716
Pioneer Drilling Co.*		10,933	78,499
RigNet, Inc.*		964	15,453
Tesco Corp.*	CA	5,353	62,095
TETRA Technologies, Inc.*		13,649	105,370
Union Drilling, Inc.*		2,598	12,211
Vantage Drilling Co.*	KY	29,988	37,485
Willbros Group, Inc.*		7,065	29,461

			3,224,909

FOOD & STAPLES RETAILING – 1.1%
Arden Group, Inc., Class A		206	16,377
Casey’s General Stores, Inc.		6,721	293,372
Chefs’ Warehouse Holdings, LLC*		1,593	18,734
Ingles Markets, Inc.		2,208	31,442
Nash Finch Co.		2,137	57,549
PriceSmart, Inc.		3,126	194,812
Rite Aid Corp.*		104,863	102,766
Ruddick Corp.		8,707	339,486
Spartan Stores, Inc.		3,994	61,827
Susser Holdings Corp.*		1,411	28,121
The Andersons, Inc.		3,297	110,977
The Fresh Market, Inc.*		4,979	189,999
The Pantry, Inc.*		4,096	49,684
United Natural Foods, Inc.*		8,520	315,581
Village Super Market, Inc.		1,036	24,802
Weis Markets, Inc.		1,951	72,304
Winn-Dixie Stores, Inc.*		9,925	58,756

			1,966,589

FOOD PRODUCTS – 1.6%
Alico, Inc.		606	11,902
B&G Foods, Inc.		8,511	141,964

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Cal-Maine Foods, Inc.		2,515	$79,046
Calavo Growers, Inc.		2,105	43,195
Chiquita Brands International, Inc.*		8,039	67,045
Darling International, Inc.*		20,616	259,555
Diamond Foods, Inc.		3,880	309,585
Dole Food Co., Inc.*		6,350	63,500
Farmer Brothers Co.		1,238	6,821
Fresh Del Monte Produce, Inc.	KY	6,479	150,313
Griffin Land & Nurseries, Inc.		414	10,632
Hain Celestial Group, Inc.*		6,290	192,160
Harbinger Group, Inc.*		1,410	7,149
Imperial Sugar Co.		2,291	14,754
J & J Snack Foods Corp.		2,540	122,047
Lancaster Colony Corp.		3,306	201,699
Lifeway Foods, Inc.*		802	8,557
Limoneira Co.		1,322	18,878
Omega Protein Corp.*		3,423	31,081
Pilgrim’s Pride Corp.*		8,864	37,849
Sanderson Farms, Inc.		3,933	186,818
Seneca Foods Corp.*		1,647	32,611
Smart Balance, Inc.*		10,497	61,932
Snyders-Lance, Inc.		8,406	175,265
Tootsie Roll Industries, Inc.		4,260	102,751
TreeHouse Foods, Inc.*		6,268	387,613

			2,724,722

GAS UTILITIES – 1.4%
Chesapeake Utilities Corp.		1,651	66,222
New Jersey Resources Corp.		7,395	314,805
Nicor, Inc.		8,162	448,992
Northwest Natural Gas Co.		4,779	210,754
Piedmont Natural Gas Co.		12,852	371,294
South Jersey Industries, Inc.		5,352	266,262
Southwest Gas Corp.		8,132	294,134
The Laclede Group, Inc.		3,946	152,907
WGL Holdings, Inc.		9,152	357,569

			2,482,939

HEALTH CARE EQUIPMENT & SUPPLIES – 3.2%
Abaxis, Inc.*		3,998	91,594
ABIOMED, Inc.*		5,627	62,066
Accuray, Inc.*		12,190	49,004
Align Technology, Inc.*		10,901	165,368
Alimera Sciences, Inc.*		1,887	15,096
Alphatec Holdings, Inc.*		9,306	19,636
Analogic Corp.		2,225	101,037
Angiodynamics, Inc.*		4,445	58,407
Antares Pharma, Inc.*		15,953	37,011
Arthrocare Corp.*		4,851	139,563
AtriCure, Inc.*		2,389	23,269
Atrion Corp.		276	57,240
Bacterin International Holdings, Inc.*		3,505	7,010
BioLase Technology, Inc.*		5,092	15,276
Cantel Medical Corp.		2,360	49,843
Cardiovascular Systems, Inc.*		2,480	28,247
Cerus Corp.*		8,163	17,306
Conceptus, Inc.*		5,578	58,402
Conmed Corp.*		5,010	115,280
Cryolife, Inc.*		5,095	22,877

	Country Code**	Shares	Value
Cyberonics, Inc.*		5,025	$142,207
Cynosure, Inc., Class A*		1,742	17,577
Delcath Systems, Inc.*		8,580	28,657
Dexcom, Inc.*		11,919	143,028
Dynavox, Inc., Class A*		1,495	5,382
Endologix, Inc.*		8,667	87,017
Exactech, Inc.*		1,457	20,515
Greatbatch, Inc.*		4,124	82,521
Haemonetics Corp.*		4,526	264,680
Hansen Medical, Inc.*		8,088	26,852
Heartware International, Inc.*		2,121	136,614
ICU Medical, Inc.*		2,148	79,046
Insulet Corp.*		8,160	124,522
Integra Lifesciences Holdings Corp.*		3,704	132,492
Invacare Corp.		5,079	117,020
Iris International, Inc.*		3,240	29,063
Kensey Nash Corp.*		1,501	36,774
Mako Surgical Corp.*		5,625	192,487
Masimo Corp.		9,339	202,189
Medical Action Industries, Inc.*		2,689	13,579
Meridian Bioscience, Inc.		7,298	114,871
Merit Medical Systems, Inc.*		7,437	97,722
Natus Med, Inc.*		5,182	49,281
Neogen Corp.*		4,111	142,734
Neoprobe Corp.*		16,811	49,761
NuVasive, Inc.*		7,046	120,275
Nxstage Medical, Inc.*		7,919	165,190
OraSure Technologies, Inc.*		8,289	65,980
Orthofix International NV*	AN	3,199	110,397
Palomar Medical Technologies, Inc.*		3,437	27,084
Quidel Corp.*		5,049	82,652
Rockwell Medical Technologies, Inc.*		2,902	23,680
RTI Biologics, Inc.*		9,942	32,709
Solta Medical, Inc.*		10,342	12,928
Sonosite, Inc.*		2,303	69,873
Spectranetics Corp.*		5,910	42,197
Staar Surgical Co.*		6,318	49,280
Stereotaxis, Inc.*		7,572	8,405
STERIS Corp.		10,443	305,667
Surmodics, Inc.*		2,766	25,171
Symmetry Medical, Inc.*		6,440	49,717
Synergetics USA, Inc.*		4,058	21,873
Synovis Life Technologies, Inc.*		2,035	33,985
Tornier NV*	NL	1,830	37,497
Unilife Corp.*		9,916	41,647
Uroplasty, Inc.*		3,560	17,266
Vascular Solutions, Inc.*		3,007	34,430
Volcano Corp.*		9,186	272,181
West Pharmaceutical Services, Inc.		5,879	218,111
Wright Medical Group, Inc.*		6,916	123,658
Young Innovations, Inc.		957	27,275
Zoll Medical Corp.*		3,895	146,997

			5,636,248

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – 2.9%
Accretive Health, Inc.*		7,098	$150,691
Air Methods Corp.*		2,009	127,913
Alliance Healthcare Services, Inc.*		3,866	4,407
Almost Family, Inc.*		1,446	24,047
Amedisys, Inc.*		5,231	77,523
American Dental Partners, Inc.*		2,738	26,449
AMN Healthcare Services, Inc.*		6,858	27,501
AmSurg Corp.*		5,540	124,650
Assisted Living Concepts, Inc., Class A		3,452	43,737
Bio-Reference Labs, Inc.*		4,354	80,157
Bioscrip, Inc.*		7,093	45,111
Capital Senior Living Corp.*		4,922	30,369
CardioNet, Inc.*		4,021	12,063
Centene Corp.*		8,801	252,325
Chemed Corp.		3,727	204,836
Chindex International, Inc.*		2,094	18,448
Continucare Corp.*		5,342	34,082
Corvel Corp.*		1,102	46,835
Cross Country Healthcare, Inc.*		5,100	21,318
Emeritus Corp.*		5,422	76,450
ExamWorks Group, Inc.*		4,810	48,966
Five Star Quality Care, Inc.*		7,507	18,767
Gentiva Health Services, Inc.*		5,531	30,531
Hanger Orthopedic Group, Inc.*		5,933	112,074
HEALTHSOUTH Corp.*		16,581	247,554
Healthspring, Inc.*		11,972	436,499
Healthways, Inc.*		6,032	59,295
HMS Holdings Corp.*		14,958	364,826
IPC The Hospitalist Co.*		2,900	103,501
Kindred Healthcare, Inc.*		9,210	79,390
Landauer, Inc.		1,677	83,079
LHC Group, Inc.*		2,833	48,331
Magellan Health Services, Inc.*		5,637	272,267
MedQuist Holdings, Inc.*		5,668	42,850
Metropolitan Health Networks, Inc.*		7,354	33,387
Molina Healthcare, Inc.*		4,977	76,845
MWI Veterinary Supply, Inc.*		2,225	153,124
National Healthcare Corp.		1,823	58,883
National Research Corp.		328	10,870
Owens & Minor, Inc.		11,147	317,467
Pharmerica Corp.*		5,188	74,033
Providence Service Corp.*		2,365	25,187
PSS World Medical, Inc.*		9,851	193,966
Radnet Inc*		5,201	12,690
Select Medical Holdings Corp.*		8,025	53,527
Skilled Healthcare Group, Inc., Class A*		3,357	12,119
Sun Healthcare Group, Inc.*		4,685	12,650
Sunrise Senior Living, Inc.*		10,196	47,207
Team Health Holdings, Inc.*		4,730	77,667
The Ensign Group, Inc.		2,885	66,672

	Country Code**	Shares	Value
Triple-S Management Corp., Class B*	PR	3,488	$58,424
U.S. Physical Therapy, Inc.		2,090	38,707
Universal American Corp.		5,762	57,966
Vanguard Health Systems, Inc.*		5,100	51,816
WellCare Health Plans, Inc.*		7,502	284,926

			5,094,975

HEALTH CARE TECHNOLOGY – 0.7%
athenahealth, Inc.*		6,148	366,114
Computer Programs and Systems, Inc.		1,962	129,786
ePocrates, Inc.*		1,095	9,866
HealthStream, Inc.*		2,637	33,833
MedAssets, Inc.*		8,471	81,406
Medidata Solutions, Inc.*		3,718	61,124
Merge Healthcare, Inc.*		8,940	54,445
Omnicell, Inc.*		5,885	81,095
Quality Systems, Inc.		3,419	331,643
Transcend Services, Inc.*		1,545	34,824

			1,184,136

HOTELS, RESTAURANTS & LEISURE – 2.7%
AFC Enterprises, Inc.*		4,434	52,454
Ambassadors Group, Inc.		3,004	17,213
Ameristar Casinos, Inc.		5,875	94,294
Benihana, Inc., Class A*		2,374	20,440
Biglari Holdings, Inc.*		215	63,724
BJ’s Restaurants, Inc.*		4,264	188,085
Bob Evans Farms, Inc.		5,374	153,267
Boyd Gaming Corp.*		10,098	49,480
Bravo Brio Restaurant Group, Inc.*		3,424	56,975
Buffalo Wild Wings, Inc.*		3,249	194,290
Caribou Coffee Co, Inc.*		2,369	28,002
Carrols Restaurant Group, Inc.*		2,287	20,354
CEC Entertainment, Inc.		3,522	100,271
Churchill Downs, Inc.		2,224	86,803
Cracker Barrel Old Country Store, Inc.		4,070	163,126
Dennys Corp.*		17,690	58,908
DineEquity, Inc.*		2,746	105,694
Domino’s Pizza, Inc.*		10,884	296,589
Einstein Noah Restaurant Group, Inc.		1,128	14,472
Gaylord Entertainment Co.*		6,475	125,227
International Speedway Corp., Class A		5,249	119,887
Interval Leisure Group, Inc.*		7,148	95,211
Isle of Capri Casinos, Inc.*		3,922	18,982
Jack In The Box, Inc.*		8,220	163,742
Jamba, Inc.*		12,142	15,663
Krispy Kreme Doughnuts, Inc.*		10,376	70,764
Life Time Fitness, Inc.*		7,428	273,722
Luby’s, Inc.*		3,182	13,046
Marcus Corp.		3,681	36,626
McCormick & Schmicks Seafood Restaurants, Inc.*		2,247	15,549
Monarch Casino & Resort, Inc.*		1,802	17,624

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Morgans Hotel Group*		4,009	$24,014
Multimedia Games Holding Company, Inc.*		4,737	19,138
O’Charley’s, Inc.*		3,392	20,149
Orient-Express Hotels, Ltd.*	BM	17,274	119,363
P.F. Chang’s China Bistro, Inc.		4,044	110,159
Papa John’s International, Inc.*		3,483	105,883
Peet’s Coffee & Tea, Inc.*		2,274	126,525
Pinnacle Entertainment, Inc.*		10,776	97,846
Red Lion Hotels Corp.*		3,043	20,419
Red Robin Gourmet Burgers, Inc.*		2,297	55,335
Ruby Tuesday, Inc.*		11,569	82,834
Ruth’s Chris Steak House, Inc.*		6,298	27,018
Scientific Games Corp., Class A*		10,351	73,699
Shuffle Master, Inc.*		9,608	80,803
Six Flags Entertainment Corp.		7,378	204,518
Sonic Corp.*		10,956	77,459
Speedway Motorsports, Inc.		2,148	25,948
Texas Roadhouse, Inc., Class A		11,178	147,773
The Cheesecake Factory, Inc.*		10,127	249,631
Town Sports International Holdings, Inc.*		3,513	25,504
Vail Resorts, Inc.		6,328	239,135

			4,663,637

HOUSEHOLD DURABLES – 0.7%
American Greetings Corp.		7,172	132,682
Beazer Homes USA, Inc.*		13,306	20,092
Blyth, Inc.		925	51,291
Cavco Industries, Inc.*		1,182	40,708
CSS Industries, Inc.		1,398	23,319
Ethan Allen Interiors, Inc.		4,295	58,455
Furniture Brands International, Inc.*		7,819	16,107
Helen of Troy, Ltd.*	BM	5,478	137,607
Hovnanian Enterprises, Inc., Class A*		11,556	14,098
Irobot Corp.*		4,217	106,100
KB Home		13,720	80,399
La-Z-Boy, Inc.*		9,199	68,165
Libbey, Inc.*		3,502	36,911
Lifetime Brands, Inc.		1,533	14,778
M.D.C. Holdings, Inc.		6,683	113,210
M/I Homes, Inc.*		3,406	20,470
Meritage Homes Corp.*		4,961	75,110
Ryland Group, Inc.		7,892	84,050
Sealy Corp.*		8,359	12,371
Skullcandy, Inc.*		1,473	20,813
Skyline Corp.		1,211	11,565
Standard Pacific Corp.*		19,209	47,446
Universal Electronics, Inc.*		2,691	44,106
Zagg, Inc.*		3,927	38,956

			1,268,809

HOUSEHOLD PRODUCTS – 0.2%
Central Garden And Pet Co., Class A*		8,416	59,585
Oil-Dri Corp of America		795	14,771

	Country Code**	Shares	Value
Spectrum Brands Holdings, Inc.*		2,979	$70,364
WD-40 Co.		3,008	119,839

			264,559

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
Atlantic Power Corp.	CA	12,230	173,544
Dynegy, Inc.*		18,239	75,144
Ormat Technologies, Inc.		3,249	52,244

			300,932

INDUSTRIAL CONGLOMERATES – 0.2%
Raven Industries, Inc.		3,208	154,626
Seaboard Corp.		55	99,109
Standex International Corp.		2,222	69,171
Tredegar Corp.		4,268	63,294

			386,200

INSURANCE – 2.7%
Alterra Capital Holdings, Ltd.	BM	15,966	302,875
American Equity Investment Life Holding Co.		10,551	92,321
American Safety Insurance Holdings, Ltd.*	BM	1,925	35,420
AMERISAFE, Inc.*		3,344	61,563
Amtrust Financial Services, Inc.		4,366	97,187
Argo Group International Holdings, Inc.	BM	4,933	139,949
Baldwin & Lyons, Inc., Class B		1,557	33,273
Citizens, Inc.*		6,714	43,037
CNO Financial Group, Inc.*		39,352	212,894
Crawford & Co., Class B		4,423	23,707
Delphi Financial Group, Inc.		8,600	185,072
Donegal Group, Inc.		1,460	17,578
eHealth, Inc.*		3,797	51,867
EMC Insurance Group, Inc.		900	16,560
Enstar Group, Ltd.*	BM	1,228	116,943
FBL Financial Group, Inc.		2,288	60,907
First American Financial Corp.		18,789	240,499
Flagstone Reinsurance Holdings SA	LU	9,477	73,447
Fortegra Financial Corp.*		941	4,940
FPIC Insurance Group, Inc.*		1,525	63,806
Global Indemnity PLC*	IE	2,424	41,402
Greenlight Capital Re, Ltd., Class A*	KY	5,016	104,032
Hallmark Financial Services, Inc.*		2,311	17,032
Harleysville Group, Inc.		2,274	133,848
Hilltop Holdings, Inc.*		7,186	51,811
Horace Mann Educators Corp.		7,144	81,513
Independence Holding Co.		1,346	9,759
Infinity Property & Casualty Corp.		2,234	117,240
Kansas City Life Insurance Co.		713	22,010
Maiden Holdings Ltd.	BM	9,093	67,197
Meadowbrook Insurance Group, Inc.		9,590	85,447
Montpelier Re Holdings Ltd.	BM	11,184	197,733

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
National Financial Partners Corp.*		7,847	$85,846
National Interstate Corp.		1,295	28,464
National Western Life Insurance Co.		380	51,490
Navigators Group, Inc.*		2,105	90,936
OneBeacon Insurance Group Ltd., Class A	BM	3,988	54,396
Phoenix Cos., Inc.*		20,627	25,165
Platinum Underwriters Holdings, Ltd.	BM	6,488	199,506
Presidential Life Corp.		3,879	31,885
Primerica, Inc.		6,052	130,481
ProAssurance Corp.		5,437	391,573
RLI Corp.		3,291	209,242
Safety Insurance Group, Inc.		2,326	87,993
SeaBright Insurance Holdings, Inc.		3,549	25,553
Selective Insurance Group, Inc.		9,742	127,133
State Auto Financial Corp.		2,760	36,294
Stewart Information Services Corp.		3,316	29,313
Symetra Financial Corp.		12,011	97,890
Tower Group, Inc.		6,615	151,219
United Fire & Casualty Co.		3,962	70,088
Universal Insurance Holdings, Inc.		3,334	12,836

			4,740,172

INTERNET & CATALOG RETAIL – 0.4%
1-800-Flowers.com, Inc., Class A*		4,057	9,412
Blue Nile, Inc.*		2,286	80,650
Geeknet, Inc.*		748	15,125
HSN, Inc.*		7,015	232,407
NutriSystem, Inc.		4,871	58,988
Orbitz Worldwide, Inc.*		3,552	7,708
Overstock.com, Inc.*		2,151	19,940
PetMed Express Common, Inc.		3,833	34,497
Shutterfly, Inc.*		5,245	215,989
US Auto Parts Network, Inc.*		2,453	12,437
ValueVsion Media, Inc., Class A*		7,079	16,706

			703,859

INTERNET SOFTWARE & SERVICES – 1.8%
Active Network, Inc.*		2,147	31,668
Ancestry.com, Inc.*		5,625	132,188
Bankrate Inc.*		3,957	60,186
Carbonite Inc.*		1,085	13,063
ComScore, Inc.*		5,676	95,754
Constant Contact, Inc.*		5,226	90,358
Cornerstone OnDemand, Inc.*		1,976	24,779
DealerTrack Holdings, Inc.*		7,295	114,313
Demand Media, Inc.*		1,402	11,216
Dice Holdings, Inc.*		8,605	67,291
Digital River, Inc.*		7,055	146,250
Earthlink, Inc.		19,548	127,648
Envestnet, Inc.*		3,381	33,810
FriendFinder Networks, Inc.*		807	1,485
InfoSpace, Inc.*		6,550	54,758

	Country Code**	Shares	Value
Internap Network Services Corp.*		9,417	$46,332
Intralinks Holdings, Inc.*		5,724	42,987
j2 Global Communications, Inc.		8,100	217,890
Keynote Systems, Inc.		2,506	52,952
Kit Digital, Inc.*		6,545	54,978
Limelight Networks, Inc.*		12,495	29,488
Liquidity Services, Inc.*		3,361	107,787
LivePerson Inc.*		9,333	92,863
Logmein, Inc.*		3,607	119,788
Loopnet, Inc.*		2,969	50,859
Marchex, Inc., Class B		3,692	31,382
Moduslink Global Solutions, Inc.		7,684	26,817
Move, Inc.*		28,453	41,257
NIC, Inc.		11,342	129,866
Opentable, Inc.*		4,138	190,389
Openwave Systems, Inc.*		15,527	24,222
Perficient, Inc.*		4,180	30,598
Quepasa Corp.*		1,202	4,135
Quinstreet, Inc.*		4,923	50,953
RealNetworks, Inc.		3,641	30,694
Responsys, Inc.*		1,651	17,798
Rightnow Technologies, Inc.*		4,372	144,495
Saba Software, Inc.*		5,012	28,869
SciQuest, Inc.*		2,135	31,897
SPS Commerce, Inc.*		1,418	23,099
Stamps.com, Inc.		1,881	38,448
Support.com, Inc.*		9,080	17,978
TechTarget, Inc.*		2,386	13,624
Travelzoo, Inc.*		1,007	22,144
United Online, Inc.		15,752	82,383
ValueClick, Inc.*		13,853	215,553
Vocus, Inc.*		3,119	52,274
Web.com Group, Inc.*		5,198	36,282
XO Group, Inc.*		5,639	46,071
Zillow, Inc.*		666	18,215
Zix Corp.*		11,711	31,268

			3,201,402

IT SERVICES – 1.9%
Acxiom Corp.*		14,421	153,439
CACI International, Inc., Class A*		5,256	262,485
Cardtronics, Inc.*		7,638	175,063
Cass Information Systems, Inc.		1,467	45,550
Ciber, Inc.*		10,191	30,879
Computer Task Group, Inc.*		2,747	30,684
Convergys Corp.*		18,693	175,340
CSG Systems International, Inc.*		6,146	77,685
Dynamics Research Corp.*		1,642	14,647
Echo Global Logistics, Inc.*		1,903	25,310
Euronet Worldwide, Inc.*		9,077	142,872
Exlservice Holdings, Inc.*		2,864	63,008
Forrester Research, Inc.		2,606	84,721
Heartland Payment Systems, Inc.		6,834	134,767
iGATE Corp.		5,520	63,701
Jack Henry & Associates, Inc.		15,220	441,076

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Lionbridge Technologies, Inc.*		11,105	$27,318
Mantech International Corp., Class A		4,121	129,317
MAXIMUS, Inc.		6,082	212,262
Moneygram International, Inc.*		14,851	34,603
NCI, Inc., Class A*		1,215	14,495
Ness Technologies, Inc.*		6,044	46,297
PRGX Global, Inc.*		3,289	15,524
Sapient Corp.		19,404	196,757
ServiceSource International, Inc.*		1,762	23,276
Stream Global Services, Inc.*		1,186	2,443
Syntel, Inc.		2,744	118,513
Teletech Holdings, Inc.*		4,505	68,656
The Hackett Group, Inc.*		5,134	19,150
TNS, Inc.*		4,511	84,807
Unisys Corp.*		7,663	120,232
Virtusa Corp.*		2,746	36,247
Wright Express Corp.*		6,786	258,139

			3,329,263

LEISURE EQUIPMENT & PRODUCTS – 0.4%
Arctic Cat, Inc.*		2,169	31,429
Black Diamond, Inc.*		2,356	15,361
Brunswick Corp.		15,579	218,729
Callaway Golf Co.		11,477	59,336
Eastman Kodak Co.*		46,318	36,133
Jakks Pacific, Inc.		4,802	90,998
Johnson Outdoors, Inc., Class A*		804	12,365
Leapfrog Enterprises, Inc.*		7,595	25,595
Marine Products Corp.*		1,819	6,221
Smith & Wesson Holding Corp.*		10,523	26,518
Steinway Musical Instruments, Inc.*		1,185	25,549
Sturm Ruger & Co., Inc.		3,347	86,955
Summer Infant, Inc.*		2,433	16,058

			651,247

LIFE SCIENCES TOOLS & SERVICES – 0.5%
Affymetrix, Inc.*		12,526	61,377
Albany Molecular Research, Inc.*		3,625	10,223
BG Medicine, Inc.*		1,343	4,768
Caliper Life Sciences, Inc.*		8,356	87,487
Cambrex Corp.*		5,276	26,591
Complete Genomics, Inc.*		1,746	10,249
Enzo Biochem, Inc.*		6,426	16,515
eResearchTechnology, Inc.*		8,547	38,120
Fluidigm Corp.*		1,100	15,323
Furiex Pharmaceuticals, Inc.*		1,714	24,390
Harvard Bioscience, Inc.*		4,206	17,749
Luminex Corp.*		6,707	148,694
MEDTOX Scientific, Inc.		1,326	17,357
Pacific Biosciences Of California, Inc.*		6,155	19,758
Parexel International Corp.*		10,455	197,913
Sequenom, Inc.*		17,564	89,401

			785,915

	Country Code**	Shares	Value
MACHINERY – 3.0%
3d Systems Corp.*		7,436	$104,030
Accuride Corp.*		7,204	36,884
Actuant Corp., Class A		11,978	236,566
Alamo Group, Inc.		1,215	25,260
Albany International Corp.		4,904	89,498
Altra Holdings, Inc.*		4,774	55,235
American Railcar Industries, Inc.*		1,797	27,638
Ampco-Pittsburgh Corp.		1,529	31,268
Astec Industries, Inc.*		3,544	103,768
Badger Meter, Inc.		2,672	77,301
Barnes Group, Inc.		9,677	186,282
Blount International, Inc.*		8,611	115,043
Briggs & Stratton Corp.		8,968	121,158
Cascade Corp.		1,638	54,693
Chart Industries, Inc.*		5,172	218,103
CIRCOR International, Inc.		3,060	89,872
Clarcor, Inc.		8,893	367,992
Colfax Corp.*		4,367	88,475
Columbus Mckinnon Corp.*		3,493	38,283
Commercial Vehicle Group, Inc.*		5,252	34,506
Douglas Dynamics, Inc.		3,264	41,714
Dynamic Materials Corp.		2,317	36,493
Energy Recovery, Inc.*		8,472	25,501
EnPro Industries, Inc.*		3,662	108,688
Esco Technologies, Inc.		4,730	120,615
Federal Signal Corp.		11,180	49,416
Flow International Corp.*		7,938	17,543
Force Protection, Inc.*		12,754	49,103
FreightCar America, Inc.*		2,083	30,016
Gorman-rupp Co.		2,699	66,638
Graham Corp.		1,767	29,403
Hurco Companies., Inc.*		1,095	22,229
John Bean Technologies Corp.		5,078	72,412
Kadant, Inc.*		2,214	39,321
Kaydon Corp.		5,801	166,373
LB Foster Co.		1,727	38,391
Lindsay Corp.		2,230	119,974
Lydall, Inc.*		3,097	27,563
Meritor, Inc.*		16,822	118,763
Met-Pro Corp.		2,554	21,913
Middleby Corp.*		3,293	232,025
Miller Industries, Inc.		2,105	36,522
Mueller Industries, Inc.		6,641	256,276
Mueller Water Products, Inc., Class A		27,676	68,636
NACCO Industries, Inc., Class A		1,034	65,556
NN, Inc.*		3,097	15,640
Omega Flex, Inc.*		437	5,812
Pmfg, Inc.*		3,102	48,919
RBC Bearings, Inc.*		3,887	132,119
Robbins & Myers, Inc.		6,944	241,026
Sauer- Danfoss, Inc.*		2,060	59,534
Sun Hydraulics, Inc.		3,559	72,532
Tecumseh Products Co., Class A*		3,305	24,093
Tennant Co.		3,410	120,612

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
The Greenbrier Cos., Inc*		3,320	$38,678
Titan International, Inc.		7,480	112,200
Trimas Corp.*		4,531	67,285
Twin Disc, Inc.		1,519	40,512
Wabash National Corp.*		12,187	58,132
Watts Water Technologies, Inc., Class A		5,351	142,604
Xerium Technologies, Inc.*		1,933	20,239

			5,162,876

MARINE – 0.1%
Baltic Trading, Ltd.	MH	3,081	14,327
Eagle Bulk Shipping, Inc.*	MH	11,410	17,914
Excel Maritime Carriers Ltd.*	LR	8,553	17,790
Genco Shipping & Trading Ltd.*	MH	5,250	41,002
International Shipholding Corp.		884	16,345
Ultrapetrol Bahamas Ltd.*	BS	3,395	7,707

			115,085

MEDIA – 1.3%
AH Belo Corp.		3,091	12,982
Arbitron, Inc.		4,824	159,578
Belo Corp., Class A		16,470	80,538
Central European Media Enterprises Ltd., Class A*	BM	6,527	50,976
Cinemark Holdings, Inc.		16,302	307,782
Crown Media Holdings, Inc., Class A*		5,611	8,024
Cumulus Media, Inc., Class A*		5,852	16,620
Entercom Communications Corp., Class A*		4,427	23,242
Entravision Communications Corp., Class A*		8,397	8,565
Fisher Communications, Inc.*		1,590	35,521
Global Sources Ltd.*	BM	1,885	12,761
Gray Television, Inc.*		8,430	13,151
Harte-Hanks, Inc.		7,990	67,755
interCLICK, Inc.*		3,497	19,408
Journal Communications, Inc., Class A*		7,903	23,472
Knology, Inc.*		5,308	68,898
LIN TV Corp., Class A*		5,124	11,170
Lions Gate Entertainment Corp.*	CA	8,040	55,476
Live Nation, Inc.*		25,024	200,442
Martha Stewart Living Omnimedia, Inc., Class A*		4,718	14,720
McClatchy Co., Class A*		9,575	12,830
MDC Partners, Inc., Class A	CA	4,448	64,140
Meredith Corp.		6,480	146,707
National CineMedia, Inc.		9,805	142,271
Nexstar Broadcasting Group, Inc., Class A*		1,888	12,480
Outdoor Channel Holdings, Inc.*		2,572	14,712
ReachLocal, Inc.*		1,734	18,849
Rentrak Corp.*		1,741	21,919
Saga Communications, Inc., Class A*		603	17,794
Scholastic Corp.		4,696	131,629

	Country Code**	Shares	Value
Sinclair Broadcast Group, Inc.		8,991	$64,465
The E.W. Scripps Co., Class A*		5,915	41,405
The New York Times Co., Class A*		24,368	141,578
Valassis Communications, Inc.*		8,729	163,581
Value Line, Inc.		144	1,655
Westwood One, Inc.*		687	2,494
World Wrestling Entertainment, Inc.		4,803	42,795

			2,232,385

METALS & MINING – 1.5%
AMCOL International Corp.		4,321	103,661
Castle AM Co.*		2,966	32,448
Century Aluminum Co.*		9,165	81,935
Coeur D’Alene Mines Corp.*		15,787	338,473
General Moly Inc.*		11,717	33,979
Globe Specialty Metals, Inc.		11,186	162,421
Gold Resource Corp.		5,029	83,733
Golden Minerals Co.*		4,941	36,761
Golden Star Resources Ltd.*	CA	46,002	85,564
Handy & Harman Ltd.*		923	9,313
Haynes International, Inc.		2,161	93,895
Hecla Mining Co.*		49,202	263,723
Horsehead Holding Corp.*		7,726	57,327
Jaguar Mining, Inc.*	CA	14,980	70,406
Kaiser Aluminum Corp.		2,877	127,394
Materion Corp.*		3,613	81,943
Metals USA Holdings Corp.*		1,944	17,399
Midway Gold Corp.*	CA	14,932	30,013
Noranda Aluminum Holding Corp.*		4,112	34,335
Olympic Steel, Inc.		1,621	27,460
Paramount Gold And Silver Corp.*		20,932	49,400
Redcorp Ventures Ltd.*(1)	CA	91,400	—
Revett Minerals, Inc.*	CA	4,609	17,791
RTI International Metals, Inc.*		5,357	124,925
Stillwater Mining Co.*		18,291	155,474
SunCoke Energy, Inc.*		2,046	22,506
Thompson Creek Metals Co., Inc.*	CA	27,121	164,624
Universal Stainless & Alloy*		1,286	32,690
US Energy Corp.*		4,016	9,277
US Gold Corp.*		18,703	74,999
Vista Gold Corp.*	CA	12,536	41,870
Worthington Industries, Inc.		10,217	142,731

			2,608,470

MULTI-LINE RETAIL – 0.3%
99 Cents Only Stores*		8,325	153,347
Bon-Ton Stores, Inc.		2,007	9,975
Fred’s, Inc.		6,948	74,066
Gordmans Stores, Inc.*		924	11,060
Saks, Inc.*		20,499	179,366
Tuesday Morning Corp.*		7,652	26,935

			454,749

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MULTI-UTILITIES – 0.5%
Avista Corp.		10,176	$242,698
Black Hills Corp.		6,877	210,711
CH Energy Group, Inc.		2,755	143,728
NorthWestern Corp.		6,426	205,247

			802,384

OIL, GAS & CONSUMABLE FUELS – 4.3%
Abraxas Petroleum Corp.*		14,783	39,027
Alon USA Energy, Inc.		1,936	11,868
Amyris, Inc.*		3,149	63,736
Apco Oil And Gas International, Inc.	KY	1,611	119,891
Approach Resources, Inc.*		3,975	67,535
ATP Oil & Gas Corp.*		7,914	61,017
Berry Petroleum Co.		9,092	321,675
Bill Barrett Corp.*		8,321	301,553
BPZ Resources, Inc.*		18,152	50,281
Callon Petroleum Co.*		6,844	26,486
CAMAC Energy, Inc.*		9,876	5,926
Carrizo Oil & Gas, Inc.*		6,912	148,954
Cheniere Energy, Inc.*		14,703	75,720
Clayton Williams Energy, Inc.*		1,050	44,950
Clean Energy Fuels Corp.*		8,801	97,867
Cloud Peak Energy, Inc.*		10,804	183,128
Comstock Resources, Inc.*		8,456	130,730
Contango Oil & Gas Co.*		2,151	117,681
Crimson Exploration, Inc.*		4,089	8,791
Crosstex Energy, Inc.		7,206	97,137
CVR Energy, Inc.*		15,481	327,268
Delek US Holdings, Inc.		2,591	29,201
DHT Maritime, Inc.	MH	11,640	23,746
Endeavour International Corp.*		6,583	52,532
Energy Partners, Ltd.*		5,149	56,999
Energy XXi Bermuda, Ltd.*	BM	13,224	283,655
Evolution Petroleum Corp.*		2,914	20,573
Frontline Ltd.	BM	9,229	44,761
FX Energy, Inc.*		9,321	38,496
Gastar Exploration, Ltd.*	CA	10,269	30,807
General Maritime Corp.	MH	19,577	5,090
Georesources, Inc.*		3,552	63,190
Gevo, Inc.*		967	5,386
GMX Resources, Inc.*		10,470	23,767
Golar Lng, Ltd.	BM	7,026	223,286
Goodrich Petroleum Corp.*		4,601	54,384
Green Plains Renewable Energy, Inc.*		3,621	33,784
Gulfport Energy Corp.*		7,413	179,246
Hallador Energy Co.		783	6,702
Harvest Natural Resources, Inc.*		6,017	51,566
Houston American Energy Corp.		2,970	40,867
Hyperdynamics Corp.*		27,572	102,016
Isramco, Inc.*		191	11,038
James River Coal Co.*		6,309	40,188
Kior, Inc CL A*		1,763	36,565
Knightsbridge Tankers Ltd.	BM	3,919	64,859
Kodiak Oil & Gas Corp.*	CA	37,141	193,505
L&L Energy, Inc.*		4,277	11,548

	Country Code**	Shares	Value
Magnum Hunter Resources Corp.*		19,775	$65,455
McMoRan Exploration Co.*		17,453	173,308
Miller Energy Resources, Inc.*		5,379	14,201
Nordic American Tanker Shipping, Ltd.	BM	8,433	118,905
Northern Oil And Gas, Inc.*		11,086	214,958
Oasis Petroleum, Inc.*		10,481	234,041
Overseas Shipholding Group, Inc.		4,745	65,196
Panhandle Oil & Gas, Inc., Class A		1,207	34,243
Patriot Coal Corp.*		16,209	137,128
Penn Virginia Corp.		8,132	45,295
Petroleum Development Corp.*		4,174	80,934
PetroQuest Energy, Inc.*		9,951	54,730
Rentech, Inc.*		39,065	30,479
Resolute Energy Corp.*		8,166	92,766
REX American Resources Corp.*		1,203	20,307
Rex Energy Corp.*		6,185	78,240
Rosetta Resources, Inc.*		9,349	319,923
Scorpio Tankers, Inc.*	MH	4,222	22,292
SemGroup Corp., Class A*		7,349	146,686
Ship Finance International Ltd.	BM	8,071	104,923
Solazyme, Inc.*		1,880	18,067
Stone Energy Corp.*		8,702	141,059
Swift Energy Co.*		7,418	180,554
Syntroleum Corp.*		16,306	14,025
Targa Resources Corp.		2,920	86,870
Teekay Tankers Ltd., Class A	MH	7,682	35,337
Triangle Petroleum Corp.*		7,503	26,936
Ur-Energy, Inc.*	CA	18,035	16,231
Uranerz Energy Corp.*		11,694	16,021
Uranium Energy Corp.*		12,621	34,582
Uranium Resources, Inc.*		16,412	11,185
USEC, Inc.*		21,023	33,847
Vaalco Energy, Inc.*		9,047	43,968
Venoco, Inc.*		5,283	46,543
Voyager Oil & Gas, Inc.*		8,096	17,002
W&T Offshore, Inc.		6,201	85,326
Warren Resources, Inc.*		12,644	30,346
Western Refining, Inc.*		9,355	116,563
Westmoreland Coal Co.*		1,693	13,138
World Fuel Services Corp.		12,390	404,533
Zion Oil & Gas, Inc.*		4,894	9,592

			7,464,713

PAPER & FOREST PRODUCTS – 0.6%
Buckeye Technologies, Inc.		7,084	170,795
Clearwater Paper Corp.*		4,079	138,605
Deltic Timber Corp.		1,915	114,287
Glatfelter		8,157	107,754
KapStone Paper and Packaging Corp.*		6,914	96,036
Louisiana-Pacific Corp.*		23,468	119,687
Neenah Paper, Inc.		2,595	36,797
Schweitzer-Mauduit International, Inc.		2,861	159,844
Verso Paper Corp.*		2,417	4,036

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Wausau Paper Corp.		8,883	$56,762

			1,004,603

PERSONAL PRODUCTS – 0.5%
Elizabeth Arden, Inc.*		4,340	123,430
Inter Parfums, Inc.		2,937	45,377
Medifast, Inc.*		2,406	38,857
Natures Sunshine Products, Inc.*		1,929	27,160
Nu Skin Enterprises, Inc.		9,691	392,679
Nutraceutical International Corp.*		1,577	20,154
Prestige Brands Holdings, Inc.*		8,902	80,563
Revlon, Inc., Class A*		1,886	23,236
Schiff Nutrition International, Inc.*		2,193	24,298
Synutra International, Inc.*		2,938	15,630
The Female Health Co.		3,257	13,289
USANA Health Sciences, Inc.*		1,229	33,797

			838,470

PHARMACEUTICALS – 1.8%
Acura Pharmaceuticals, Inc.*		1,789	6,083
Aegerion Pharmaceuticals, Inc.*		1,642	20,804
Akorn, Inc.*		9,933	77,577
Ampio Pharmaceuticals, Inc.*		3,620	24,073
Auxilium Pharmaceuticals, Inc.*		8,503	127,460
Avanir Pharmaceuticals, Inc., Class A*		22,093	63,186
Cadence Pharmaceuticals, Inc.*		6,890	45,129
Columbia Laboratories, Inc.*		12,230	23,848
Corcept Therapeutics, Inc.*		7,119	22,069
Cornerstone Therapeutics, Inc.*		1,354	8,666
Depomed, Inc.*		9,555	51,597
Durect Corp.*		15,028	24,195
Endocyte, Inc.*		3,047	32,298
Hi-Tech Pharmacal Co., Inc.*		1,810	60,816
Impax Laboratories, Inc.*		11,593	207,631
ISTA Pharmaceuticals, Inc.*		5,682	19,603
Jazz Pharmaceuticals, Inc.*		3,922	162,841
KV Pharmaceutical Co., Class A*		9,108	12,296
Lannett Co, Inc.*		2,688	10,295
Map Pharmaceuticals, Inc.*		3,917	57,267
Medicis Pharmaceutical Corp., Class A		10,883	397,012
Nektar Therapeutics*		20,328	98,591
NeoStem, Inc.*		8,958	5,823
Obagi Medical Products, Inc.*		3,348	30,366
Optimer Pharmaceuticals, Inc.*		8,222	113,792
Pacira Pharmaceuticals, Inc.*		839	8,331
Pain Therapeutics, Inc.*		6,633	31,573
Par Pharmaceutical Cos., Inc.*		6,429	171,140
Pernix Therapeutics Holdings, Inc.*		718	6,333
Pozen, Inc.*		4,448	10,720
Questcor Pharmaceuticals, Inc.*		9,341	254,636
Sagent Pharmaceuticals, Inc.*		1,173	23,741

	Country Code**	Shares	Value
Salix Pharmaceuticals Ltd.*		10,242	$303,163
Santarus Inc.*		9,563	26,681
Sucampo Pharmaceuticals, Inc., Class A*		1,785	6,658
The Medicines Co.*		9,554	142,163
Transcept Pharmaceuticals, Inc.*		838	5,548
ViroPharma, Inc.*		12,411	224,267
Vivus, Inc.*		15,758	127,167
Xenoport, Inc.*		6,218	36,686

			3,082,125

PROFESSIONAL SERVICES – 1.5%
Acacia Research - Acacia Technologies*		7,534	271,149
Barrett Business Services, Inc.		1,295	18,052
CBIZ, Inc.*		6,894	45,431
CDI Corp.		2,329	24,874
Costar Group, Inc.*		4,431	230,279
CRA International, Inc.*		1,881	37,639
Dolan Co.*		5,340	48,007
Exponent, Inc.*		2,472	102,168
Franklin Covey Co.*		2,231	16,956
FTI Consulting, Inc.*		7,370	271,290
GP Strategies Corp.*		2,661	26,583
Heidrick & Struggles International, Inc.		3,174	52,212
Hill International, Inc.*		4,623	21,636
Hudson Highland Group, Inc.*		5,992	20,493
Huron Consulting Group, Inc.*		3,929	122,310
ICF International, Inc.*		3,464	65,158
Insperity, Inc.		4,066	90,468
Kelly Services, Inc., Class A		4,702	53,603
Kforce, Inc.*		5,997	58,830
Korn / Ferry International*		8,337	101,628
Mistras Group, Inc.*		2,587	45,428
Navigant Consulting, Inc.*		9,132	84,654
Odyssey Marine Exploration, Inc.*		12,479	30,698
On Assignment, Inc.*		6,659	47,079
Pendrell Corp.*		27,287	61,396
Resources Connection, Inc.		8,234	80,528
RPX Corp.*		1,655	34,275
School Specialty, Inc.*		2,792	19,907
The Advisory Board Co.*		2,811	181,394
The Corporate Executive Board Co.		6,148	183,210
Trueblue, Inc.*		7,854	88,986
VSE Corp.		729	18,866

			2,555,187

REAL ESTATE INVESTMENT TRUSTS – 8.7%
Acadia Realty Trust		7,144	133,593
AG Mortgage Investment Trust, Inc.		890	16,643
Agree Realty Corp.		1,768	38,507
Alexander’s, Inc.		363	131,050
American Assets Trust, Inc.		5,698	102,279
American Campus Communities, Inc.		12,015	447,078

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
American Capital Mortgage Investment Corp.		1,210	$20,207
Anworth Mortgage Asset Corp.		22,587	153,592
Apollo Commercial Real Estate Finance, Inc.		3,459	45,555
ARMOUR Residential REIT, Inc.		13,427	91,304
Ashford Hospitality Trust, Inc.		9,256	64,977
Associated Estates Realty Corp.		7,342	113,507
BioMed Realty Trust, Inc.		23,065	382,187
Campus Crest Communities, Inc.		5,469	59,503
CapLease, Inc.		12,174	43,948
Capstead Mortgage Corp.		15,011	173,227
CBL & Associates Properties, Inc.		26,048	295,905
Cedar Shopping Centers, Inc.		10,210	31,753
Chatham Lodging Trust		2,546	25,256
Chesapeake Lodging Trust		5,712	68,944
Cogdell Spencer, Inc.		7,808	29,436
Colonial Properties Trust		14,632	265,717
Colony Financial, Inc.		5,754	74,342
Commercial Net Lease Realty		16,898	454,049
Coresite Realty Corp.		3,572	51,258
Cousins Properties, Inc.		15,822	92,559
CreXus Investment Corp.		10,186	90,452
CubeSmart		17,677	150,785
CYS Investments, Inc.		14,592	176,417
DCT Industrial Trust, Inc.		43,765	192,128
DiamondRock Hospitality Co.		29,839	208,575
DuPont Fabros Technology, Inc.		10,277	202,354
Dynex Capital, Inc.		7,011	56,509
EastGroup Properties, Inc.		4,738	180,707
Education Realty Trust, Inc.		12,801	109,961
Entertainment Properties Trust		8,225	320,611
Equity Lifestyle Properties, Inc.		5,437	340,900
Equity One, Inc.		9,624	152,637
Excel Trust, Inc.		5,408	52,025
Extra Space Storage, Inc.		16,589	309,053
FelCor Lodging Trust, Inc.*		22,250	51,843
First Industrial Realty Trust, Inc.*		15,366	122,928
First Potomac Realty Trust		8,896	110,933
Franklin Street Properties Corp.		12,587	142,359
Getty Realty Corp.		4,632	66,793
Gladstone Commercial Corp.		1,887	29,588
Glimcher Realty Trust		19,075	135,051
Government Properties Income Trust		6,305	135,621
Hatteras Financial Corp.		13,220	332,615
Healthcare Realty Trust, Inc.		13,452	226,666
Hersha Hospitality Trust		25,123	86,926
Highwoods Properties, Inc.		12,321	348,191
Home Properties, Inc.		8,516	483,368
Hudson Pacific Properties, Inc.		3,877	45,090
Inland Real Estate Corp.		13,754	100,404
Invesco Mortgage Capital, Inc.		20,553	290,414
Investors Real Estate Trust		14,101	101,527
iStar Financial, Inc.*		16,391	95,396

	Country Code**	Shares	Value
Kilroy Realty Corp.		10,293	$322,171
Kite Realty Group Trust		9,832	35,985
LaSalle Hotel Properties		14,820	284,544
Lexington Realty Trust		21,376	139,799
LTC Properties, Inc.		5,402	136,779
Medical Properties Trust, Inc.		19,915	178,239
MFA Financial, Inc.		63,198	443,650
Mid-America Apartment Communities, Inc.		6,496	391,189
Mission West Properties, Inc.		3,093	23,476
Monmouth Real Estate Investment Corp., Class A		6,260	49,642
MPG Office Trust, Inc.*		8,474	17,880
National Health Investors, Inc.		4,298	181,075
Newcastle Investment Corp.		18,187	74,021
Northstar Realty Finance Corp.		17,153	56,605
Omega Healthcare Investors, Inc.		17,874	284,733
One Liberty Properties, Inc.		1,998	29,291
Parkway Properties, Inc.		3,932	43,291
Pebblebrook Hotel Trust		9,038	141,445
Pennsylvania Real Estate Investment		9,895	76,488
Pennymac Mortgage Investment Trust		4,928	78,355
Post Properties, Inc.		8,797	305,608
Potlatch Corp.		7,091	223,508
PS Business Parks, Inc.		3,276	162,293
RAIT Financial Trust		6,991	23,699
Ramco-Gershenson Properties Trust		6,873	56,359
Redwood Trust, Inc.		13,964	155,978
Resource Capital Corp.		12,875	64,375
Retail Opportunity Investments Corp.		7,429	82,313
RLJ Lodging Trust		4,871	62,203
Sabra Health Care REIT, Inc.		6,535	62,344
Saul Centers, Inc.		1,328	44,900
Sovran Self Storage, Inc.		4,830	179,531
STAG Industrial, Inc.		2,702	27,560
Starwood Property Trust, Inc.		16,320	280,051
Strategic Hotels & Resorts, Inc.*		31,091	134,002
Sun Communities, Inc.		3,771	132,701
Sunstone Hotel Investors, Inc.*		21,028	119,649
Tanger Factory Outlet Centers, Inc.		15,207	395,534
Terreno Realty Corp.		1,609	20,643
Two Harbors Investment Corp.		24,966	220,450
UMH Properties, Inc.		2,153	19,571
Universal Health Realty Income Trust		2,033	68,329
Urstadt Biddle Properties, Inc., Class A		4,079	65,142
Washington Real Estate Investment Trust		11,646	328,184
Whitestone REIT, Class B		1,316	14,660
Winthrop Realty Trust		5,043	43,824

			15,137,272

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
Avatar Holdings, Inc.*		1,668	$13,644
Consolidated-Tomoka Land Co.		698	18,330
Forestar Group, Inc.*		6,290	68,624
Kennedy-wilson Holdings, Inc.		4,157	44,064
Tejon Ranch Co.*		2,522	60,200

			204,862

ROAD & RAIL – 1.1%
Amerco*		1,540	96,173
Arkansas Best Corp.		4,510	72,837
Avis Budget Group, Inc.*		18,646	180,307
Celadon Group, Inc.		3,549	31,515
Covenant Transport Group, Inc., Class A*		1,175	4,289
Dollar Thrifty Automotive Group*		5,088	286,454
Genesee & Wyoming, Inc., Class A*		6,977	324,570
Heartland Express, Inc.		9,012	122,203
Knight Transportation, Inc.		10,882	144,839
Marten Transport Ltd.		2,735	47,151
Old Dominion Freight Line, Inc.*		8,345	241,755
Patriot Transportation Holding, Inc.*		1,062	21,463
Quality Distribution, Inc.*		2,589	23,223
Railamerica, Inc.*		3,776	49,201
Roadrunner Transportation Systems, Inc.*		1,536	21,074
Saia, Inc.*		2,757	29,004
Swift Transportation Co.*		14,074	90,637
Universal Truckload Services, Inc.		891	11,583
Werner Enterprises, Inc.		7,674	159,849
Zipcar, Inc.*		1,796	32,328

			1,990,455

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.7%
Advanced Analogic Technologies, Inc.*		7,498	32,466
Advanced Energy Industries, Inc.*		7,732	66,650
Alpha & Omega Semiconductor Ltd.*	BM	2,696	22,134
Amkor Technology, Inc.*		18,788	81,916
Amtech Systems, Inc.*		1,667	13,336
Anadigics, Inc.*		12,040	26,006
Applied Micro Circuits Corp.*		11,301	60,686
ATMI, Inc.*		5,601	88,608
Axcelis Technologies, Inc.*		19,216	23,059
AXT, Inc.*		5,651	28,481
Brooks Automation, Inc.		11,723	95,542
Cabot Microelectronics Corp.*		4,168	143,338
Cavium, Inc.*		8,490	229,315
Ceva, Inc.*		4,084	99,282
Cirrus Logic, Inc.*		11,766	173,431
Cohu, Inc.		4,231	41,802

	Country Code**	Shares	Value
CSR Plc ADR*	GB	1,266	$16,888
Cymer, Inc.*		5,338	198,467
Diodes, Inc.*		6,274	112,430
DSP Group, Inc.*		3,875	22,863
Entegris, Inc.*		23,864	152,252
Entropic Communications, Inc.*		15,266	63,049
Exar Corp.*		6,410	36,601
Formfactor, Inc.*		8,995	56,039
FSI International, Inc.*		6,681	12,627
GSI Technology, Inc.*		3,392	16,689
GT Advanced Technologies, Inc.*		22,358	156,953
Hittite Microwave Corp.*		5,510	268,337
Inphi, Corp.*		3,538	31,028
Integrated Device Technology, Inc.*		26,322	135,558
Integrated Silicon Solution, Inc.*		4,707	36,762
IXYS Corp.*		4,342	47,241
Kopin Corp.*		11,380	39,033
Kulicke & Soffa Industries, Inc.*		12,774	95,294
Lattice Semiconductor Corp.*		20,905	109,751
LTX-Credence Corp.*		8,857	46,854
MaxLinear, Inc., Class A*		2,685	17,345
Micrel, Inc.		8,949	84,747
Microsemi Corp.*		15,123	241,666
Mindspeed Technologies, Inc.*		5,844	30,389
MIPS Technologies, Inc.*		9,475	45,859
MKS Instruments, Inc.		9,280	201,469
Monolithic Power Systems, Inc.*		5,327	54,229
MoSys, Inc.*		5,934	21,718
Nanometrics, Inc.*		3,592	52,084
Netlogic Microsystems, Inc.*		12,029	578,715
Nve Corp.*		830	50,348
Omnivision Technologies, Inc.*		10,309	144,738
PDF Solutions, Inc.*		3,946	16,100
Pericom Semiconductor Corp.*		4,463	33,071
Photronics, Inc.*		10,436	51,971
PLX Technology, Inc.*		8,110	24,411
Power Integrations, Inc.		5,120	156,723
Rambus, Inc.*		17,124	239,736
RF Micro Devices, Inc.*		48,478	307,351
Rubicon Technology, Inc.*		3,042	33,249
Rudolph Technologies, Inc.*		5,478	36,648
Semtech Corp.*		11,440	241,384
Sigma Designs, Inc.*		5,615	44,022
Silicon Image, Inc.*		14,112	82,837
Spansion, Inc. Class A*		8,926	109,076
Standard Microsystems Corp.*		4,067	78,900
Supertex, Inc.*		1,935	33,476
Tessera Technologies, Inc.*		9,076	108,367
Triquint Semiconductor, Inc.*		29,184	146,504
Ultra Clean Holdings*		4,213	18,074
Ultratech, Inc.*		4,463	76,540
Veeco Instruments, Inc.*		7,129	173,948

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Volterra Semiconductor Corp.*		4,358	$83,804

			6,500,267

SOFTWARE – 4.2%
Accelrys, Inc.*		9,870	59,812
ACI Worldwide, Inc.*		5,927	163,230
Actuate Corp.*		6,363	35,124
Advent Software, Inc.*		5,833	121,618
American Software, Inc., Class A		4,029	29,210
Aspen Technology, Inc.*		14,851	226,775
Blackbaud, Inc.		7,910	176,156
Blackboard, Inc.*		6,277	280,331
Bottomline Technologies, Inc.*		6,229	125,452
BroadSoft, Inc.*		4,001	121,430
Callidus Software, Inc.*		5,215	24,041
Commvault Systems, Inc.*		7,745	287,030
Concur Technologies, Inc.*		7,844	291,954
Convio, Inc.*		2,040	17,156
Deltek, Inc.*		3,997	24,022
DemandTec, Inc.*		5,721	37,415
Digimarc Corp.*		1,097	27,842
Ebix, Inc.*		5,107	75,073
Ellie Mae, Inc.*		1,306	7,261
Epiq Systems, Inc.		5,545	69,479
ePlus, Inc.*		668	16,480
Fair Issac Corp.		7,076	154,469
FalconStor Software, Inc.*		5,177	15,117
Glu Mobile, Inc.*		8,193	17,287
Guidance Software, Inc.*		2,237	14,518
Interactive Intelligence Group*		2,523	68,499
JDA Software Group, Inc.*		7,503	175,870
Kenexa Corp.*		4,686	73,289
Magma Design Automation, Inc.*		11,872	54,018
Manhattan Associates, Inc.*		3,850	127,358
Mentor Graphics Corp.*		17,094	164,444
Microstrategy, Inc.*		1,418	161,751
Monotype Imaging Holdings, Inc.*		6,330	76,783
Motricity, Inc.*		6,454	10,907
Netscout Systems, Inc.*		6,629	75,703
Netsuite, Inc.*		4,837	130,647
Opnet Technologies, Inc.		2,555	89,195
Parametric Technology Corp.*		20,936	321,996
Pegasystems, Inc.		2,952	90,361
Progress Software Corp.*		11,899	208,827
PROS Holdings, Inc.*		3,839	49,485
QAD, Inc., Class A*		1,182	12,636
Qlik Technologies, Inc.*		12,396	268,497
Quest Software, Inc.*		10,871	172,632
Reald, Inc.*		7,293	68,190
Realpage, Inc.*		5,389	110,205
Renaissance Learning, Inc.		2,394	40,171
Rosetta Stone, Inc.*		2,000	18,300
S1 Corp.*		9,452	86,675
Seachange International, Inc.*		4,673	35,982
Smith Micro Software, Inc.*		5,997	9,115
Solarwinds, Inc.*		10,020	220,640
Sourcefire, Inc.*		5,041	134,897

	Country Code**	Shares	Value
SRS Labs, Inc.*		1,950	$13,962
SS&C Technologies Holdings, Inc.*		4,472	63,905
SuccessFactors, Inc.*		14,670	337,263
Synchronoss Technologies, Inc.*		4,692	116,878
Take-Two Interactive Software, Inc.*		13,037	165,831
Taleo Corp.*		7,291	187,525
Tangoe, Inc.*		1,522	17,214
Telecommunication Systems, Inc.*		8,257	28,487
TeleNav, Inc.*		2,837	25,164
THQ, Inc.*		11,947	20,668
Tivo, Inc.*		21,182	197,840
Tyler Technologies, Inc.*		5,672	143,388
Ultimate Software Group, Inc.*		4,542	212,202
Vasco Data Security International*		4,673	23,879
Verint Systems, Inc.*		3,761	98,877
Virnetx Holding Corp.*		7,227	108,333
Wave Systems Corp.*		14,769	34,560
Websense, Inc.*		7,091	122,674

			7,394,005

SPECIALTY RETAIL – 3.3%
Aeropostale, Inc.*		14,351	155,134
America’s Car-Mart, Inc.*		1,440	41,789
Ann, Inc.*		9,124	208,392
Asbury Automotive Group, Inc.*		5,163	85,138
Ascena Retail Group, Inc.*		11,055	299,259
Barnes & Noble, Inc.		5,176	61,232
Bebe Stores, Inc.		6,859	46,092
Big 5 Sporting Goods Corp.		3,999	24,314
Body Central Corp.*		2,046	37,155
Brown Shoe Co., Inc.		6,877	48,964
Build-A-Bear Workshop, Inc.*		2,756	14,056
Cabela’s, Inc.*		7,690	157,568
Casual Male Retail Group, Inc.*		7,513	28,249
Charming Shoppes, Inc.*		20,643	53,672
Children’s Place Retail Stores, Inc.*		4,563	212,316
Christopher & Banks Corp.		6,494	22,924
Citi Trends, Inc.*		2,629	30,943
Coldwater Creek, Inc.*		11,056	13,820
Collective Brands, Inc.*		10,918	141,497
Conn’s, Inc.*		2,465	17,699
Cost Plus, Inc.*		3,405	21,452
Destination Maternity Corp.		1,924	24,762
Express, Inc.		9,807	198,984
Finish Line, Inc., Class A		9,201	183,928
Francesca’s Holdings Corp.*		1,601	33,957
Genesco, Inc.*		4,201	216,478
GNC Acquisition Holdings, Inc., Class A*		4,066	81,808
Group 1 Automotive, Inc.		4,257	151,336
Haverty Furniture Cos., Inc.		3,378	33,746
hhgregg, Inc.*		3,186	31,064

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Hibbett Sports, Inc.*		4,867	$164,943
Hot Topic, Inc.		7,998	61,025
JOS A Bank Clothiers, Inc.*		4,860	226,622
Kirkland’s, Inc.*		3,030	27,785
Lithia Motors, Inc.		3,901	56,096
Lumber Liquidators Holdings, Inc.*		4,109	62,046
Marinemax, Inc.*		4,208	27,226
Monro Muffler Brake, Inc.		5,410	178,368
New York & Co., Inc.*		4,696	14,980
Office Depot, Inc.*		49,344	101,649
OfficeMax, Inc.*		15,283	74,123
Pacific Sunwear of California, Inc.*		7,834	9,401
Penske Automotive Group, Inc.		7,921	126,736
Pier 1 Imports, Inc.*		17,227	168,480
Rental-A-Center, Inc.		11,182	306,946
Rue21, Inc.*		2,657	60,287
Select Comfort Corp.*		9,873	137,926
Shoe Carnival, Inc.*		1,581	37,312
Sonic Automotive, Inc., Class A		7,138	77,019
Stage Stores, Inc.		5,293	73,414
Stein Mart, Inc.		4,884	30,525
Syms Corp.*		1,199	10,515
Systemax, Inc.*		1,827	23,239
Talbots, Inc.*		12,451	33,618
Teavana Holdings Inc.*		1,105	22,476
The Buckle, Inc.		4,787	184,108
The Cato Corp.		4,901	110,567
The Men’s Wearhouse, Inc.		9,026	235,398
The Pep Boys - Manny, Moe & Jack		9,332	92,107
The Wet Seal, Inc., Class A*		16,009	71,720
Vitamin Shoppe, Inc.*		4,401	164,773
West Marine, Inc.*		2,669	20,551
Winmark Corp.		406	18,765
Zale Corp.*		5,824	16,598
Zumiez, Inc.*		3,775	66,100

			5,771,172

TEXTILES, APPAREL & LUXURY GOODS – 1.6%
Carter’s, Inc.*		8,640	263,866
Cherokee, Inc.		1,459	18,748
Columbia Sportswear Co.		2,160	100,224
Crocs, Inc.*		15,082	356,991
Delta Apparel, Inc.*		1,263	19,892
G-III Apparel Group Ltd.*		2,925	66,866
Iconix Brand Group, Inc.*		12,945	204,531
K-Swiss, Inc., Class A*		4,804	20,417
Kenneth Cole Productions, Inc., Class A*		1,350	14,486
Liz Claiborne, Inc.*		16,806	84,030
Maidenform Brands, Inc.*		4,146	97,058
Movado Group, Inc.		3,145	38,306
Oxford Industries, Inc.		2,277	78,101
Perry Ellis International, Inc.*		2,335	43,898
Quiksilver, Inc.*		23,042	70,278
R.G. Barry Corp.		1,456	15,434
Skechers U.S.A., Inc., Class A*		6,651	93,314

	Country Code**	Shares	Value
Steven Madden Ltd.*		6,714	$202,091
The Jones Group, Inc.		15,545	143,169
The Warnaco Group, Inc.*		7,756	357,474
True Religion Apparel, Inc.*		4,570	123,207
Unifi, Inc.*		2,518	20,572
Vera Bradley, Inc.*		3,520	126,896
Wolverine World Wide, Inc.		8,725	290,106

			2,849,955

THRIFT & MORTGAGE FINANCE – 1.2%
Abington Bancorp, Inc.		3,551	25,567
Apollo Residential Mortgage, Inc.*		1,771	29,044
Astoria Financial Corp.		15,594	119,918
Bank Mutual Corp.		8,677	22,647
BankFinancial Corp.		3,761	24,973
Beneficial Mutual Bancorp, Inc.*		5,814	43,314
Berkshire Hills Bancorp, Inc.		3,761	69,466
BofI Holding, Inc.*		1,619	21,792
Brookline Bancorp, Inc.		10,604	81,757
Charter Financial Corp.		1,253	11,753
Clifton Savings Bancorp, Inc.		1,519	13,914
Dime Community Bancshares		5,658	57,316
Doral Financial Corp.*	PR	22,262	24,266
ESB Financial Corp.		2,185	23,948
ESSA Bancorp, Inc.		2,043	21,472
Federal Agricultural Mortgage Corp., Class C		1,729	32,903
First Defiance Financial Corp.*		1,681	22,525
First Financial Corp.		2,824	11,324
First PacTrust Bancorp, Inc.		1,848	20,938
Flagstar Bancorp, Inc.*		34,578	16,940
Flushing Financial Corp.		5,569	60,145
Fox Chase Bancorp.		2,622	33,247
Franklin Financial Corp.*		2,399	26,485
Home Federal Bancorp, Inc.		2,916	22,803
Kearny Financial Corp.		2,500	22,100
Meridian Interstate Bancorp, Inc.*		1,506	16,430
MGIC Investment Corp.*		33,545	62,729
Northwest Bancshares, Inc.		18,668	222,336
Oceanfirst Financial Corp.		2,648	30,902
Ocwen Financial Corp.*		13,316	175,904
Oritani Financial Corp.		8,909	114,570
Provident Financial Services		10,836	116,487
Provident New York Bancorp		6,950	40,449
Radian Group, Inc.		23,802	52,126
Rockville Financial, Inc.		5,349	50,708
Roma Financial Corp.		1,395	11,369
Territorial Bancorp, Inc.		2,097	40,158
The PMI Group, Inc.*		27,259	5,452
TrustCo Bank Corp. NY		17,003	75,833
United Financial Bancorp, Inc.		2,868	39,263
Viewpoint Financial Group		6,283	71,940
Walker & Dunlop, Inc.*		1,896	22,032
Westfield Financial, Inc.		4,979	32,812
WSFS Financial Corp.		1,170	36,937

			2,078,994

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
TOBACCO – 0.2%
Alliance One International, Inc.*		15,008	$36,619
Star Scientific, Inc.*		19,089	44,096
Universal Corp.		4,114	147,528
Vector Group, Ltd.		8,483	145,740

			373,983

TRADING COMPANIES & DISTRIBUTORS – 0.9%
Aceto Corp.		4,873	25,778
Aircastle Ltd.	BM	10,281	97,875
Applied Industrial Technologies, Inc.		7,361	199,925
Beacon Roofing Supply, Inc.*		8,157	130,430
Cai International, Inc.*		2,159	25,303
DXP Enterprises, Inc.*		1,529	28,791
Essex Rental Corp.*		3,128	7,695
H & E Equipment Services, Inc.*		5,132	42,339
Houston Wire & Cable Co.		3,131	35,975
Interline Brands, Inc.*		5,909	76,049
Kaman Corp.		4,657	129,697
Lawson Products, Inc.		592	8,004
RSC Holdings, Inc.*		12,051	85,924
Rush Enterprises, Inc.*		5,723	81,038
SeaCube Container Leasing Ltd.	BM	1,907	23,132
TAL International Group, Inc.		3,906	97,416
Textainer Group Holdings Ltd.	BM	2,062	41,817
Titan Machinery, Inc.*		2,734	48,939
United Rentals, Inc.*		11,102	186,958
Watsco, Inc.		4,941	252,485

			1,625,570

TRANSPORTATION INFRASTRUCTURE – 0.0%+
Wesco Aircraft Holdings, Inc.*		3,486	38,102

WATER UTILITIES – 0.3%
American States Water Co.		3,284	111,426
Artesian Resources Corp.		1,187	20,784
Cadiz, Inc.*		2,224	17,592
California Water Service Group		7,417	131,355
Connecticut Water Service, Inc.		1,424	35,629
Consolidated Water Co., Ltd.	KY	2,582	20,346
Middlesex Water Co.		2,846	48,581
Pennichuck Corp.		797	22,300
SJW Corp.		2,571	55,971
York Water Co.		2,281	36,907

			500,891

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Leap Wireless International, Inc.*		10,475	72,278
NTELOS Holdings Corp.		5,402	95,777
Shenandoah Telecommunications Co.		4,293	47,824
USA Mobility, Inc.		4,009	52,919

			268,798

Total Common Stocks (Cost $199,560,981)			171,258,816

	Shares	Value
SHORT TERM INVESTMENTS – 1.2%
MUTUAL FUNDS – 1.2%
State Street Institutional Treasury Plus Money Market Fund (Cost $2,106,474)	2,106,474	$2,106,474

TOTAL INVESTMENTS – 99.6% (Cost $201,667,455)		173,365,290
Other assets less liabilities – 0.4%		712,101

NET ASSETS – 100.0%		$174,077,391

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
BS	Bahamas
CA	Canada
GB	Great Britain
IE	Ireland
KY	Cayman Islands
LR	Liberia
LU	Luxembourg
MH	Marshall Islands
NL	Netherlands
PA	Panama
PR	Puerto Rico

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $0, representing less than 0.05% of net assets.

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $485,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Depreciation ($)
Long	Russell 2000 Mini Index December Futures	12/16/11	42	2,908,344	2,694,300	(214,044)

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.8%
AEROSPACE & DEFENSE – 1.7%
Alliant Techsystems, Inc.		6,723	$366,471
BE Aerospace, Inc.*		8,732	289,116
L-3 Communications Holdings, Inc.		29,347	1,818,634
Rockwell Collins, Inc.		12,012	633,753
Textron, Inc.		34,203	603,341

			3,711,315

AIR FREIGHT & LOGISTICS – 0.2%
UTI Worldwide, Inc.	VG	33,849	441,391

AIRLINES – 0.9%
Alaska Air Group, Inc.*		24,669	1,388,618
Copa Holdings SA	PA	8,234	504,497

			1,893,115

AUTO COMPONENTS – 0.4%
Autoliv, Inc.		15,292	741,662
Federal-Mogul Corp.*		10,371	152,972

			894,634

BIOTECHNOLOGY – 0.6%
Cephalon, Inc.*		14,472	1,167,890
United Therapeutics Corp.*		2,018	75,655

			1,243,545

BUILDING PRODUCTS – 0.2%
Armstrong World Industries, Inc.		13,208	454,884

CAPITAL MARKETS – 0.7%
Ameriprise Financial, Inc.		2,474	97,377
Federated Investors, Inc., Class B		43,331	759,592
Legg Mason, Inc.		10,995	282,681
Raymond James Financial, Inc.		9,646	250,410
SEI Investments Co.		7,162	110,152

			1,500,212

CHEMICALS – 2.0%
Airgas, Inc.		3,126	199,501
Ashland, Inc.		5,441	240,166
Cabot Corp.		25,475	631,270
CF Industries Holdings, Inc.		22,668	2,797,004
Eastman Chemical Co.		1,251	85,731
Huntsman Corp.		40,313	389,827
Scotts Miracle-Gro Co., Class A		1,636	72,966

			4,416,465

COMMERCIAL BANKS – 4.1%
Bank of Hawaii Corp.		5,123	186,477
CIT Group, Inc.*		9,500	288,515
City National Corp.		6,234	235,396
Comerica, Inc.		40,328	926,334
East West Bancorp, Inc.		14,345	213,884
Fifth Third Bancorp		17,780	179,578

	Country Code**	Shares	Value
First Republic Bank*		8,968	$207,699
FirstMerit Corp.		25,072	284,818
Fulton Financial Corp.		130,578	998,922
KeyCorp		110,979	658,105
M&T Bank Corp.		29,072	2,032,133
Popular, Inc.*	PR	305,621	458,432
SunTrust Banks, Inc.		71,770	1,288,271
SVB Financial Group*		9,070	335,590
TCF Financial Corp.		69,356	635,301

			8,929,455

COMMERCIAL SERVICES & SUPPLIES – 0.7%
Cintas Corp.		15,645	440,250
Copart, Inc.*		6,673	261,048
R.R. Donnelley & Sons Co.		58,225	822,137

			1,523,435

COMMUNICATIONS EQUIPMENT – 0.9%
EchoStar Corp., Class A*		15,523	350,975
Motorola Mobility Holdings, Inc.*		30,589	1,155,653
Tellabs, Inc.		116,784	501,003

			2,007,631

COMPUTERS & PERIPHERALS – 1.3%
Diebold, Inc.		14,118	388,386
Lexmark International, Inc., Class A*		16,882	456,321
Seagate Technology PLC	IE	9,203	94,607
Western Digital Corp.*		76,164	1,958,938

			2,898,252

CONSTRUCTION & ENGINEERING – 0.3%
Fluor Corp.		2,245	104,505
KBR, Inc.		5,658	133,698
URS Corp.*		16,739	496,479

			734,682

CONSUMER FINANCE – 1.0%
Discover Financial Services		99,741	2,288,059

CONTAINERS & PACKAGING – 0.2%
Sealed Air Corp.		6,104	101,937
Sonoco Products Co.		10,603	299,323

			401,260

DISTRIBUTORS – 0.2%
Genuine Parts Co.		10,106	513,385

DIVERSIFIED CONSUMER SERVICES – 0.2%
Apollo Group, Inc., Class A*		12,157	481,539

DIVERSIFIED FINANCIAL SERVICES – 0.7%
Leucadia National Corp.		32,654	740,593
Moody’s Corp.		17,202	523,801
MSCI, Inc., Class A*		2,417	73,307
NASDAQ OMX Group, Inc.*		3,756	86,914
NYSE Euronext		3,532	82,084

			1,506,699

SCSM GOLDMAN SACHS MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ELECTRIC UTILITIES – 4.9%
DPL, Inc.		50,094	$1,509,833
Edison International(1)		36,028	1,378,071
Entergy Corp.		13,645	904,527
Great Plains Energy, Inc.		15,647	301,987
Northeast Utilities		25,350	853,028
NV Energy, Inc.		5,227	76,889
Pepco Holdings, Inc.		54,554	1,032,162
Pinnacle West Capital Corp.		49,376	2,120,205
PNM Resources, Inc.		35,483	582,986
Progress Energy, Inc.		35,930	1,858,300
Westar Energy, Inc.		5,601	147,978

			10,765,966

ELECTRICAL EQUIPMENT – 0.7%
General Cable Corp.*		14,738	344,132
Rockwell Automation, Inc.		19,989	1,119,384
Thomas & Betts Corp.*		4,225	168,620

			1,632,136

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.4%
Arrow Electronics, Inc.*		10,677	296,607
Ingram Micro, Inc., Class A*		75,721	1,221,380
National Instruments Corp.		7,197	164,523
Vishay Intertechnology, Inc.*		169,825	1,419,737

			3,102,247

ENERGY EQUIPMENT & SERVICES – 0.8%
Exterran Holdings, Inc.*		95,138	924,741
Helix Energy Solutions Group, Inc.*		6,307	82,622
SEACOR Holdings, Inc.		10,082	808,677

			1,816,040

FOOD & STAPLES RETAILING – 0.3%
BJ’s Wholesale Club, Inc.*		2,331	119,440
Safeway, Inc.		4,985	82,901
SUPERVALU, Inc.		78,179	520,672

			723,013

FOOD PRODUCTS – 3.5%
Campbell Soup Co.		17,464	565,310
Dean Foods Co.*		24,088	213,660
Flowers Foods, Inc.		6,018	117,110
Hormel Foods Corp.		84,388	2,280,164
Lancaster Colony Corp.		13,972	852,432
Smithfield Foods, Inc.*		26,332	513,474
Tyson Foods, Inc., Class A		178,750	3,103,100

			7,645,250

GAS UTILITIES – 0.2%
Atmos Energy Corp.		14,203	460,887

HEALTH CARE EQUIPMENT & SUPPLIES – 1.4%
Boston Scientific Corp.*		218,085	1,288,882
CareFusion Corp.*		19,555	468,342
Dentsply International, Inc.		7,685	235,853
Hill-Rom Holdings, Inc.		36,206	1,086,904

			3,079,981

	Country Code**	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – 3.8%
AmerisourceBergen Corp.		2,350	$87,584
Coventry Health Care, Inc.*		76,934	2,216,469
Health Net, Inc.*		53,384	1,265,735
Humana, Inc.		52,210	3,797,233
WellCare Health Plans, Inc.*		23,647	898,113

			8,265,134

HOTELS, RESTAURANTS & LEISURE – 0.4%
Chipotle Mexican Grill, Inc.*		719	217,821
Choice Hotels International, Inc.		7,219	214,549
Life Time Fitness, Inc.*		4,670	172,089
Royal Caribbean Cruises, Ltd.	LR	3,845	83,206
The Wendy’s Co.		26,735	122,714

			810,379

HOUSEHOLD DURABLES – 1.7%
Harman International Industries, Inc.		37,513	1,072,121
Mohawk Industries, Inc.*		50,266	2,156,914
Tempur-Pedic International, Inc.*		3,802	200,023
Whirlpool Corp.(1)		4,282	213,715

			3,642,773

HOUSEHOLD PRODUCTS – 0.2%
Clorox Co.		8,387	556,310

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.1%
Constellation Energy Group		15,968	607,742
NRG Energy, Inc.*		80,754	1,712,792

			2,320,534

INSURANCE – 8.4%
Allied World Assurance Co. Holdings, Ltd.	CH	22,998	1,235,223
American Financial Group, Inc.		30,718	954,408
American National Insurance		2,361	163,499
Aspen Insurance Holdings, Ltd.	BM	72,408	1,668,280
Assurant, Inc.		22,636	810,369
CNA Financial Corp.		31,051	697,716
Everest Re Group, Ltd.	BM	25,924	2,057,847
Hanover Insurance Group, Inc.		5,168	183,464
Lincoln National Corp.		40,184	628,076
Mercury General Corp.		17,092	655,478
PartnerRe, Ltd.	BM	6,611	345,557
Protective Life Corp.		5,100	79,713
StanCorp Financial Group, Inc.		4,278	117,944
The Progressive Corp.(1)		67,656	1,201,571
Unum Group(1)		148,787	3,118,576
W.R. Berkley Corp.		74,204	2,203,117
White Mountains Insurance Group, Ltd.	BM	3,915	1,588,511
XL Group PLC	IE	44,588	838,254

			18,547,603

INTERNET & CATALOG RETAIL – 0.7%
Liberty Interactive Corp., Class A*		85,891	1,268,610

SCSM GOLDMAN SACHS MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Netflix, Inc.*		2,034	$230,168

			1,498,778

INTERNET SOFTWARE & SERVICES – 0.2%
AOL, Inc.*		34,383	412,596

IT SERVICES – 1.3%
Amdocs, Ltd.*	GG	43,142	1,170,011
Computer Sciences Corp.		19,802	531,684
Convergys Corp.*		16,512	154,882
Fidelity National Information Services, Inc.		26,593	646,742
Fiserv, Inc.*		2,979	151,244
Mantech International Corp., Class A		3,078	96,588
SAIC, Inc.*		10,893	128,646

			2,879,797

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Polaris Industries, Inc.		4,084	204,078

LIFE SCIENCES TOOLS & SERVICES – 0.1%
Covance, Inc.*		4,454	202,434

MACHINERY – 1.8%
Dover Corp.		6,867	320,002
Eaton Corp.		21,943	778,977
Harsco Corp.		5,893	114,265
Ingersoll-Rand PLC	IE	5,434	152,641
Lincoln Electric Holdings, Inc.		6,334	183,749
Parker Hannifin Corp.		14,623	923,150
Terex Corp.*		7,475	76,694
The Timken Co.		39,876	1,308,730

			3,858,208

MEDIA – 2.8%
Cablevision Systems Corp., Class A		19,693	309,771
Clear Channel Outdoor Holdings, Inc., Class A*		12,827	120,061
DISH Network Corp., Class A*		201,734	5,055,454
Liberty Media Corp. Liberty Starz, Class A*		4,724	300,257
Virgin Media, Inc.		18,857	459,168

			6,244,711

METALS & MINING – 0.5%
Reliance Steel & Aluminum Co.		34,512	1,173,753

MULTI-LINE RETAIL – 1.4%
Big Lots, Inc.*		14,126	492,009
Dollar Tree, Inc.*		7,596	570,535
Family Dollar Stores, Inc.		22,955	1,167,491
J.C. Penney Co., Inc.		6,750	180,765
Saks, Inc.*		66,372	580,755

			2,991,555

MULTI-UTILITIES – 8.7%
Ameren Corp.		107,905	3,212,332
Consolidated Edison, Inc.		9,553	544,712
DTE Energy Co.		27,308	1,338,638

	Country Code**	Shares	Value
Integrys Energy Group, Inc.		77,469	$3,766,543
MDU Resources Group, Inc.		80,631	1,547,309
NiSource, Inc.		196,457	4,200,251
Sempra Energy		66,579	3,428,818
TECO Energy, Inc.		62,976	1,078,779

			19,117,382

OIL, GAS & CONSUMABLE FUELS – 6.2%
Cimarex Energy Co.		24,022	1,338,025
Energen Corp.		13,642	557,821
HollyFrontier Corp.		24,630	645,799
Sunoco, Inc.		20,326	630,309
Tesoro Corp.*		189,729	3,694,024
Valero Energy Corp.		378,010	6,721,018

			13,586,996

PAPER & FOREST PRODUCTS – 0.8%
Domtar Corp.		14,399	981,580
MeadWestvaco Corp.		31,750	779,780

			1,761,360

PHARMACEUTICALS – 0.8%
Forest Laboratories, Inc.*		58,993	1,816,395

PROFESSIONAL SERVICES – 0.6%
Manpower, Inc.		37,136	1,248,512

REAL ESTATE INVESTMENT TRUSTS – 13.0%
Annaly Capital Management, Inc.		42,707	710,217
AvalonBay Communities, Inc.		42,651	4,864,347
Boston Properties, Inc.		9,215	821,056
BRE Properties, Inc.		66,761	2,826,661
Digital Realty Trust, Inc.		1,653	91,179
Equity Residential		17,106	887,288
Federal Realty Investment Trust		21,802	1,796,703
HCP, Inc.		61,099	2,142,131
Liberty Property Trust		29,755	866,168
Mack-Cali Realty Corp.		10,668	285,369
Plum Creek Timber Co., Inc.		50,712	1,760,214
Potlatch Corp.		3,246	102,314
Prologis, Inc.		83,519	2,025,336
Rayonier, Inc.		138,084	5,080,110
Realty Income Corp.		34,515	1,112,764
Regency Centers Corp.		27,282	963,873
Senior Housing Properties Trust		63,598	1,369,901
SL Green Realty Corp.		4,738	275,515
Vornado Realty Trust		5,882	438,915
Weyerhaeuser Co.		15,595	242,502

			28,662,563

ROAD & RAIL – 0.5%
Con-Way, Inc.		3,083	68,227
Kansas City Southern*		1,804	90,128
Ryder System, Inc.		3,813	143,025
Werner Enterprises, Inc.		33,777	703,575

			1,004,955

SCSM GOLDMAN SACHS MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.0%
Fairchild Semiconductor International, Inc.*		63,349	$684,169
Integrated Device Technology, Inc.*		146,025	752,029
LSI Corp.*		98,115	508,236
Marvell Technology Group Ltd.*	BM	6,054	87,964
Micron Technology, Inc.*		29,227	147,304

			2,179,702

SOFTWARE – 1.9%
Activision Blizzard, Inc.		81,191	966,173
Informatica Corp.*		3,161	129,443
Intuit, Inc.*		46,062	2,185,181
Mentor Graphics Corp.*		10,348	99,548
Quest Software, Inc.*		10,260	162,929
Synopsys, Inc.*		30,696	747,754

			4,291,028

SPECIALTY RETAIL – 2.6%
AutoNation, Inc.*		28,389	930,591
Barnes & Noble, Inc.		21,276	251,695
Best Buy Co., Inc.		36,522	850,963
Dick’s Sporting Goods, Inc.*		16,456	550,618
Foot Locker, Inc.		39,169	786,905
GameStop Corp., Class A*		7,417	171,333
Limited Brands, Inc.		48,320	1,860,803
Signet Jewelers, Ltd.*	BM	8,476	286,489
Ulta Salon Cosmetics & Fragrance, Inc.*		2,313	143,938

			5,833,335

TEXTILES, APPAREL & LUXURY GOODS – 0.4%
Fossil, Inc.*		9,622	779,960
Under Armour, Inc., Class A*		1,203	79,891

			859,851

THRIFT & MORTGAGE FINANCE – 1.0%
Hudson City Bancorp, Inc.		149,365	845,406
New York Community Bancorp, Inc.		82,979	987,450
Washington Federal, Inc.		37,218	474,157

			2,307,013

TOBACCO – 4.9%
Lorillard, Inc.		96,653	10,699,487

TRADING COMPANIES & DISTRIBUTORS – 0.9%
MSC Industrial Direct Co., Inc., Class A		2,552	144,086
Watsco, Inc.		26,296	1,343,726
WESCO International, Inc.*		12,390	415,684

			1,903,496

WIRELESS TELECOMMUNICATION SERVICES – 0.5%
Telephone & Data Systems, Inc.		19,710	418,837

	Country Code**	Shares	Value
US Cellular Corp.*		17,844	$707,515

			1,126,352

Total Common Stocks (Cost $203,792,554)			215,072,548

SHORT TERM INVESTMENTS – 0.9%
MUTUAL FUNDS – 0.9%
State Street Institutional Liquid Reserves Fund (Cost $2,014,412)		2,014,412	2,014,412

TOTAL INVESTMENTS – 98.7% (Cost $205,806,966)			217,086,960
Other assets less liabilities – 1.3%			2,897,489

NET ASSETS – 100.0%			$219,984,449

BM	Bermuda
CH	Switzerland
GG	Guernsey
IE	Ireland
LR	Liberia
PA	Panama
PR	Puerto Rico
VG	British Virgin Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC GOLDMAN SACHS MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (Continued) September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, securities (or portions thereof) with an aggregate market value of $1,116,683 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Depreciation ($)
Long	S&P MidCap 400 E-Mini Index December Futures	12/16/11	68	5,622,699	5,296,520	(326,179)

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.8%
AEROSPACE & DEFENSE – 1.4%
AAR Corp.		8,840	$147,363
Ceradyne, Inc.*		10,680	287,185
Curtiss-Wright Corp.		9,610	277,056

			711,604

BUILDING PRODUCTS – 0.4%
Universal Forest Products, Inc.		7,470	179,654

CAPITAL MARKETS – 2.5%
GFI Group, Inc.		47,420	190,628
Greenhill & Co., Inc.		3,834	109,614
INTL FCStone, Inc.*		12,459	258,649
Investment Technology Group, Inc.*		17,679	173,078
Knight Capital Group, Inc.*		29,560	359,450
Medallion Financial Corp.		13,920	129,456
Piper Jaffray Cos., Inc.*		1,496	26,823

			1,247,698

CHEMICALS – 2.8%
Chemtura Corp.*		17,890	179,437
Cytec Industries, Inc.		4,220	148,291
Fuller H B Co.		16,950	308,829
Minerals Technologies, Inc.		5,520	271,970
OM Group, Inc.*		19,152	497,377

			1,405,904

COMMERCIAL BANKS – 8.7%
Ameris Bancorp*		22,323	194,433
Bancfirst Corp.		5,970	197,965
BancTrust Financial Group, Inc.*		17,527	41,189
BOK Financial Corp.		2,760	129,416
Bryn Mawr Bank Corp.		11,876	196,785
Chemical Financial Corp.		14,540	222,607
Columbia Banking System, Inc.		16,360	234,275
Community Trust Bancorp, Inc.		9,500	221,255
First Citizens BancShares, Inc.		1,578	226,506
First Commonwealth Financial Corp.		61,200	226,440
First Financial Corp.		10,992	302,390
First National Bank Alaska		100	151,500
FirstMerit Corp.		27,140	308,311
Hancock Holding Co.		14,120	378,134
Investors Bancorp, Inc.*		16,040	202,585
Merchants Bancshares, Inc.		9,700	259,766
Northfield Bancorp, Inc.		11,932	157,980
Northrim Bancorp, Inc.		12,618	244,158
West Coast Bancorp*		11,060	154,840
Wintrust Financial Corp.		9,859	254,461

			4,304,996

COMMERCIAL SERVICES & SUPPLIES – 2.3%
ABM Industries, Inc.		11,890	226,623
Consolidated Graphics, Inc.*		4,540	165,846
Ennis, Inc.		10,430	136,216
G&K Services, Inc.		6,186	157,990

	Country Code**	Shares	Value
UniFirst Corp.		4,750	$215,128
United Stationers, Inc.		8,800	239,800

			1,141,603

COMMUNICATIONS EQUIPMENT – 1.8%
Anaren, Inc.*		9,178	175,759
Bel Fuse, Inc., Class B		6,730	104,921
Black Box Corp.		7,200	153,720
Symmetricom, Inc.*		26,440	114,750
Tekelec, Inc.*		25,610	154,684
Tellabs, Inc.		42,350	181,681

			885,515

COMPUTERS & PERIPHERALS – 0.3%
QLogic Corp.*		11,930	151,272

CONSTRUCTION & ENGINEERING – 2.4%
Comfort Systems USA, Inc.		15,060	125,299
Dycom Industries, Inc.*		18,240	279,072
EMCOR Group, Inc.*		13,260	269,576
KHD Humboldt Wedag International AG*	DE	12,389	76,034
Layne Christensen Co.*		7,350	169,785
Pike Electric Corp.*		19,867	134,500
Sterling Construction Co., Inc.*		11,398	127,316

			1,181,582

CONSUMER FINANCE – 0.8%
Cash America International, Inc.		7,470	382,165

CONTAINERS & PACKAGING – 1.6%
Greif, Inc., Class A		10,527	451,503
Greif, Inc., Class B		3,368	144,891
Packaging Corp. of America		7,860	183,138

			779,532

DIVERSIFIED CONSUMER SERVICES – 0.7%
Lincoln Educational Services Corp.		15,008	121,415
Regis Corp.		15,640	220,367

			341,782

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Pico Holdings, Inc.*		4,784	98,120

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%
Cbeyond, Inc.*		22,019	155,454
Neutral Tandem, Inc.*		18,160	175,789
Warwick Valley Telephone Co.		13,162	167,421

			498,664

ELECTRIC UTILITIES – 2.0%
ALLETE, Inc.		9,090	332,967
IDACORP, Inc.		9,280	350,598
MGE Energy, Inc.		7,400	300,958

			984,523

ELECTRICAL EQUIPMENT – 1.6%
Belden, Inc.		7,070	182,335
Brady Corp., Class A		9,390	248,178

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
GrafTech International Ltd.*		15,720	$199,644
Powell Industries, Inc.*		5,295	163,986

			794,143

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.9%
Anixter International, Inc.		5,099	241,897
Benchmark Electronics, Inc.*		17,550	228,326
Brightpoint, Inc.*		18,585	171,168
Electro Scientific Industries, Inc.*		11,290	134,238
Littelfuse, Inc.		5,750	231,207
Methode Electronics, Inc.		13,280	98,670
MTS Systems Corp.		5,460	167,294
Nam Tai Electronics, Inc.	VG	39,810	195,467

			1,468,267

ENERGY EQUIPMENT & SERVICES – 1.8%
Cal Dive International, Inc.*		41,360	78,998
Gulf Island Fabrication, Inc.		10,190	210,729
Matrix Service Co.*		16,160	137,522
TGC Industries, Inc.*		30,041	132,180
Tidewater, Inc.		4,800	201,840
Union Drilling, Inc.*		27,093	127,337

			888,606

FOOD & STAPLES RETAILING – 1.5%
Ruddick Corp.		7,230	281,898
Spartan Stores, Inc.		12,990	201,085
The Andersons, Inc.		7,190	242,015

			724,998

FOOD PRODUCTS – 1.0%
Chiquita Brands International, Inc.*		24,420	203,663
Fresh Del Monte Produce, Inc.	KY	13,370	310,184

			513,847

GAS UTILITIES – 1.2%
Southwest Gas Corp.		9,606	347,449
The Laclede Group, Inc.		7,120	275,900

			623,349

HEALTH CARE EQUIPMENT & SUPPLIES – 3.4%
Analogic Corp.		3,350	152,124
Angiodynamics, Inc.*		12,853	168,888
Cantel Medical Corp.		9,566	202,034
ICU Medical, Inc.*		5,025	184,920
Kensey Nash Corp.*		7,020	171,990
Medical Action Industries, Inc.*		21,355	107,843
Orthofix International NV*	AN	4,759	164,233
Quidel Corp.*		13,913	227,756
Symmetry Medical, Inc.*		18,770	144,904
Young Innovations, Inc.		5,427	154,669

			1,679,361

HEALTH CARE PROVIDERS & SERVICES – 4.5%
AmSurg Corp.*		11,640	261,900
Centene Corp.*		8,770	251,436
Healthspring, Inc.*		8,820	321,577

	Country Code**	Shares	Value
Kindred Healthcare, Inc.*		17,630	$151,971
Magellan Health Services, Inc.*		6,300	304,290
Medcath Corp.*		19,000	263,720
Molina Healthcare, Inc.*		9,680	149,459
Owens & Minor, Inc.		7,910	225,277
Triple-S Management Corp., Class B*	PR	8,330	139,528
U.S. Physical Therapy, Inc.		8,062	149,308

			2,218,466

HOTELS, RESTAURANTS & LEISURE – 1.5%
Benihana, Inc., Class A*		18,061	155,505
Bob Evans Farms, Inc.		9,340	266,377
P.F. Chang’s China Bistro, Inc.		6,510	177,332
Red Robin Gourmet Burgers, Inc.*		6,149	148,130

			747,344

HOUSEHOLD DURABLES – 0.9%
American Greetings Corp.		9,870	182,595
Cavco Industries, Inc.*		4,573	157,494
CSS Industries, Inc.		8,169	136,259

			476,348

INSURANCE – 8.7%
Allied World Assurance Co. Holdings, Ltd.	CH	4,080	219,137
American Safety Insurance Holdings, Ltd.*	BM	13,180	242,512
Argo Group International Holdings, Inc.	BM	10,850	307,814
Baldwin & Lyons, Inc., Class B		10,385	221,927
eHealth, Inc.*		18,794	256,726
EMC Insurance Group, Inc.		11,750	216,200
Endurance Specialty Holdings, Ltd.	BM	5,190	177,239
FBL Financial Group, Inc.		8,920	237,450
Global Indemnity PLC*	IE	31,067	530,624
Hanover Insurance Group, Inc.		6,851	243,211
Horace Mann Educators Corp.		17,750	202,528
National Western Life Insurance Co.		1,186	160,703
Navigators Group, Inc.*		5,930	256,176
Old Republic International Corp.		16,180	144,326
Safety Insurance Group, Inc.		7,350	278,051
Stewart Information Services Corp.		16,722	147,822
Symetra Financial Corp.		22,045	179,667
United Fire & Casualty Co.		17,260	305,329

			4,327,442

INTERNET SOFTWARE & SERVICES – 1.4%
InfoSpace, Inc.*		19,916	166,498
j2 Global Communications, Inc.		6,686	179,853
United Online, Inc.		34,590	180,906
ValueClick, Inc.*		11,970	186,253

			713,510

IT SERVICES – 2.7%
Acxiom Corp.*		21,230	225,887

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
CACI International, Inc., Class A*		6,090	$304,134
Convergys Corp.*		24,353	228,431
CSG Systems International, Inc.*		11,620	146,877
Global Cash Access Holdings, Inc.*		52,737	135,007
Moneygram International, Inc.*		53,608	124,907
Teletech Holdings, Inc.*		10,940	166,726

			1,331,969

MACHINERY – 3.8%
Astec Industries, Inc.*		6,750	197,640
CIRCOR International, Inc.		6,200	182,094
EnPro Industries, Inc.*		8,050	238,924
FreightCar America, Inc.*		7,690	110,813
Harsco Corp.		6,990	135,536
Kadant, Inc.*		11,032	195,928
LB Foster Co.		7,520	167,170
Mueller Industries, Inc.		9,010	347,696
Robbins & Myers, Inc.		9,275	321,935

			1,897,736

MARINE – 0.3%
Diana Shipping, Inc.*	MH	17,930	133,041

METALS & MINING – 1.5%
Haynes International, Inc.		2,828	122,877
Olympic Steel, Inc.		10,135	171,687
Thompson Creek Metals Co., Inc.*	CA	35,780	217,185
Worthington Industries, Inc.		16,420	229,387

			741,136

MULTI-UTILITIES – 0.4%
CH Energy Group, Inc.		3,520	183,638

OIL, GAS & CONSUMABLE FUELS – 3.0%
Bill Barrett Corp.*		7,890	285,934
Cloud Peak Energy, Inc.*		13,710	232,384
Forest Oil Corp.*		9,380	135,072
James River Coal Co.*		16,230	103,385
Nordic American Tanker Shipping, Ltd.	BM	13,360	188,376
Stone Energy Corp.*		8,025	130,085
Swift Energy Co.*		9,900	240,966
Vaalco Energy, Inc.*		33,925	164,876

			1,481,078

PAPER & FOREST PRODUCTS – 0.4%
Wausau Paper Corp.		32,261	206,148

PHARMACEUTICALS – 2.0%
Impax Laboratories, Inc.*		11,080	198,443
Medicis Pharmaceutical Corp., Class A		7,210	263,021
Par Pharmaceutical Cos., Inc.*		8,160	217,219
ViroPharma, Inc.*		17,610	318,213

			996,896

PROFESSIONAL SERVICES – 0.9%
FTI Consulting, Inc.*		7,980	293,744

	Country Code**	Shares	Value
Korn / Ferry International*		11,650	$142,013

			435,757

REAL ESTATE INVESTMENT TRUSTS – 5.7%
Chesapeake Lodging Trust		21,316	257,284
Corporate Office Properties Trust		7,498	163,306
Cousins Properties, Inc.		38,423	224,775
DiamondRock Hospitality Co.		43,340	302,947
Franklin Street Properties Corp.		16,880	190,913
Getty Realty Corp.		7,080	102,094
National Health Investors, Inc.		5,080	214,020
Potlatch Corp.		10,670	336,318
Starwood Property Trust, Inc.		20,050	344,058
Sunstone Hotel Investors, Inc.*		49,350	280,802
Terreno Realty Corp.		18,145	232,800
Urstadt Biddle Properties, Inc., Class A		10,440	166,727

			2,816,044

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
Avatar Holdings, Inc.*		9,591	78,454

ROAD & RAIL – 1.3%
Heartland Express, Inc.		11,250	152,550
Ryder System, Inc.		4,600	172,546
Werner Enterprises, Inc.		16,700	347,861

			672,957

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.0%
Amkor Technology, Inc.*		35,540	154,954
ATMI, Inc.*		10,680	168,958
Cabot Microelectronics Corp.*		5,610	192,928
Entegris, Inc.*		36,140	230,573
Integrated Device Technology, Inc.*		29,860	153,779
MKS Instruments, Inc.		11,650	252,921
Novellus Systems, Inc.*		6,191	168,767
Tessera Technologies, Inc.*		16,364	195,386

			1,518,266

SOFTWARE – 1.3%
Compuware Corp.*		19,030	145,770
Monotype Imaging Holdings, Inc.*		14,450	175,279
Parametric Technology Corp.*		8,540	131,345
Progress Software Corp.*		10,550	185,152

			637,546

SPECIALTY RETAIL – 6.1%
Aaron’s, Inc.		9,940	250,985
America’s Car-Mart, Inc.*		4,893	141,995
Children’s Place Retail Stores, Inc.*		6,355	295,698
Finish Line, Inc., Class A		15,740	314,642
Foot Locker, Inc.		7,640	153,488
GameStop Corp., Class A*		9,226	213,121
hhgregg, Inc.*		17,221	167,905
OfficeMax, Inc.*		31,510	152,823

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value
Pacific Sunwear of California, Inc.*	60,647	$72,776
RadioShack Corp.	13,680	158,962
Rental-A-Center, Inc.	16,800	461,160
Shoe Carnival, Inc.*	8,765	206,854
Stage Stores, Inc.	12,852	178,257
The Men’s Wearhouse, Inc.	11,000	286,880

		3,055,546

TEXTILES, APPAREL & LUXURY GOODS – 1.3%
Movado Group, Inc.	14,988	182,554
The Jones Group, Inc.	29,550	272,155
The Warnaco Group, Inc.*	4,090	188,508

		643,217

THRIFT & MORTGAGE FINANCE – 5.0%
Bank Mutual Corp.	60,249	157,250
BankFinancial Corp.	34,248	227,407
Beneficial Mutual Bancorp, Inc.*	34,620	257,919
Brookline Bancorp, Inc.	34,683	267,406
Clifton Savings Bancorp, Inc.	19,795	181,322
ESSA Bancorp, Inc.	15,959	167,729
Home Federal Bancorp, Inc.	27,142	212,250
MGIC Investment Corp.*	88,482	165,461
Provident New York Bancorp	21,990	127,982
TrustCo Bank Corp. NY	30,661	136,748
United Financial Bancorp, Inc.	11,568	158,366
Washington Federal, Inc.	16,460	209,700
Westfield Financial, Inc.	32,272	212,673

		2,482,213

TRADING COMPANIES & DISTRIBUTORS – 0.9%
Applied Industrial Technologies, Inc.	7,600	206,416
Kaman Corp.	8,850	246,473

		452,889

WIRELESS TELECOMMUNICATION SERVICES – 0.8%
NTELOS Holdings Corp.	14,160	251,057
Shenandoah Telecommunications Co.	11,901	132,577

		383,634

Total Common Stocks (Cost $58,958,662)		49,618,460

TOTAL INVESTMENTS – 99.8% (Cost $58,958,662)		49,618,460
Other assets less liabilities – 0.2%		82,717

NET ASSETS – 100.0%		$49,701,177

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
CH	Switzerland
DE	Germany
IE	Ireland
KY	Cayman Islands
MH	Marshall Islands
PR	Puerto Rico
VG	British Virgin Islands
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$49,542,426	$76,034	$—	$49,618,460

Total Investments	$49,542,426	$76,034	$—	$49,618,460

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of Level 1 Securities. The Level 2 security is within the Construction & Engineering industry in the Portfolio of Investments.

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.8%
AEROSPACE & DEFENSE – 0.9%
Lockheed Martin Corp.		43,640	$3,170,010

AUTOMOBILES – 0.8%
Harley-Davidson, Inc.		85,686	2,941,600

BEVERAGES – 4.5%
Diageo PLC ADR	GB	79,447	6,032,411
Heineken Holding NV	NL	108,459	4,185,674
The Coca-Cola Co.		91,840	6,204,710

			16,422,795

CAPITAL MARKETS – 7.4%
Ameriprise Financial, Inc.		52,905	2,082,341
Bank of New York Mellon Corp.		803,520	14,937,437
Julius Baer Group, Ltd.	CH	204,200	6,823,987
The Charles Schwab Corp.		141,450	1,594,141
The Goldman Sachs Group, Inc.		16,121	1,524,241

			26,962,147

CHEMICALS – 2.9%
Air Products & Chemicals, Inc.		24,280	1,854,264
Ecolab, Inc.		32,270	1,577,680
Monsanto Co.		73,220	4,396,129
Potash Corp. of Saskatchewan, Inc.	CA	31,125	1,345,222
Praxair, Inc.		14,320	1,338,634

			10,511,929

COMMERCIAL BANKS – 5.1%
Wells Fargo & Co.		765,393	18,461,279

COMMERCIAL SERVICES & SUPPLIES – 2.4%
Iron Mountain, Inc.		278,224	8,797,443

COMPUTERS & PERIPHERALS – 0.7%
Hewlett-Packard Co.		104,700	2,350,515

CONSTRUCTION MATERIALS – 0.3%
Martin Marietta Materials, Inc.		18,260	1,154,397

CONSUMER FINANCE – 5.3%
American Express Co.		430,175	19,314,857

CONTAINERS & PACKAGING – 1.1%
Sealed Air Corp.		247,603	4,134,970

DISTRIBUTORS – 0.2%
Li & Fung Ltd.	BM	529,000	886,686

DIVERSIFIED FINANCIAL SERVICES – 0.2%
JP Morgan Chase & Co.		18,736	564,328

ENERGY EQUIPMENT & SERVICES – 0.8%
Schlumberger, Ltd.	AN	11,600	692,868
Transocean, Ltd.	CH	48,582	2,319,305

			3,012,173

	Country Code**	Shares	Value
FOOD & STAPLES RETAILING – 10.5%
Costco Wholesale Corp.		255,835	$21,009,170
CVS Caremark Corp.		505,412	16,971,735

			37,980,905

FOOD PRODUCTS – 1.3%
Kraft Foods, Inc., Class A		89,530	3,006,417
Nestle SA	CH	6,430	353,989
Unilever NV	NL	44,820	1,411,382

			4,771,788

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Baxter International, Inc.		53,920	3,027,069
Becton, Dickinson & Co.		58,470	4,287,020

			7,314,089

HEALTH CARE PROVIDERS & SERVICES – 1.7%
Express Scripts, Inc.*		161,761	5,996,480

HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV	AN	14,850	596,858

INSURANCE – 10.3%
ACE Ltd.	CH	38,620	2,340,372
Aon Corp.		12,980	544,900
Berkshire Hathaway, Inc., Class A*		46	4,912,800
Everest Re Group, Ltd.	BM	5,950	472,311
Fairfax Financial Holdings Ltd.	CA	5,200	2,000,336
Fairfax Financial Holdings Ltd.(1)	CA	1,960	751,511
Loews Corp.		331,870	11,466,109
Markel Corp.*		1,353	483,197
The Progressive Corp.		571,319	10,146,626
Transatlantic Holdings, Inc.		85,620	4,154,282

			37,272,444

INTERNET & CATALOG RETAIL – 0.9%
Expedia, Inc.		65,660	1,690,745
Liberty Interactive Corp., Class A*		108,062	1,596,076

			3,286,821

INTERNET SOFTWARE & SERVICES – 2.7%
Google, Inc., Class A*		19,020	9,783,508

IT SERVICES – 0.4%
Visa, Inc., Class A		17,010	1,458,097

LIFE SCIENCES TOOLS & SERVICES – 0.3%
Agilent Technologies, Inc.*		34,148	1,067,125

MARINE – 1.2%
China Shipping Development Co., Ltd.	CN	1,173,800	741,890
Kuehne & Nagel International AG	CH	32,086	3,601,105

			4,342,995

MEDIA – 1.5%
Grupo Televisa SA ADR	MX	42,276	777,456

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Liberty Media Corp. - Liberty Starz, Class A*		8,647	$549,603
The Walt Disney Co.		130,050	3,922,308

			5,249,367

METALS & MINING – 1.2%
BHP Billiton PLC	GB	85,600	2,286,712
Rio Tinto PLC	GB	46,472	2,060,946

			4,347,658

OIL, GAS & CONSUMABLE FUELS – 10.7%
Canadian Natural Resources, Ltd.	CA	317,192	9,284,210
China Coal Energy Co., Ltd.	CN	1,785,300	1,599,865
Devon Energy Corp.		79,621	4,414,188
EOG Resources, Inc.		169,093	12,007,294
Occidental Petroleum Corp.		134,350	9,606,025
OGX Petroleo e Gas Participacoes SA*	BR	321,400	1,965,749

			38,877,331

PAPER & FOREST PRODUCTS – 0.1%
Sino-Forest Corp.*(1)	CA	280,530	193,566
Sino-Forest Corp.*	CA	6,300	4,347

			197,913

PERSONAL PRODUCTS – 0.1%
Natura Cosmeticos SA	BR	28,600	486,744

PHARMACEUTICALS – 8.4%
Johnson & Johnson		180,690	11,511,760
Merck & Co., Inc.		375,933	12,296,768
Pfizer, Inc.		115,260	2,037,797
Roche Holding AG	CH	28,700	4,635,395

			30,481,720

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.8%
Brookfield Asset Management, Inc., Class A	CA	117,000	3,223,350
Hang Lung Group, Ltd.	HK	669,900	3,417,623

			6,640,973

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.7%
Intel Corp.		44,130	941,293
Texas Instruments, Inc.		195,755	5,216,871

			6,158,164

SOFTWARE – 1.6%
Activision Blizzard, Inc.		219,650	2,613,835
Microsoft Corp.		126,080	3,138,131

			5,751,966

SPECIALTY RETAIL – 3.1%
Bed Bath & Beyond, Inc.*		173,040	9,916,922
CarMax, Inc.*		62,587	1,492,700

			11,409,622

TOBACCO – 1.0%
Philip Morris International, Inc.		57,928	3,613,549

	Country Code**	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 1.3%
China Merchants Holdings International Co., Ltd.	HK	1,666,766	$4,479,497
LLX Logistica SA*	BR	58,500	112,940

			4,592,437

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
America Movil SAB de C.V. ADR, Series L	MX	31,300	691,104

Total Common Stocks (Cost $342,549,657)			351,054,787

PREFERRED STOCKS – 0.0%+
METALS & MINING – 0.0%+
MMX Mineracao e Metalicos SA* (Cost $86,400)	BR	58,500	92,405

		Principal Amount (000)
SHORT TERM INVESTMENTS – 3.3%
COMMERCIAL PAPER(2) – 3.3%
Barclays U.S. Funding LLC 0.07%, 10/3/11		$1,946	1,945,993
Mizuho Funding LLC 0.14%, 10/3/11		10,000	9,999,922

Total Short Term Investments (Amortized cost $11,945,915)			11,945,915

TOTAL INVESTMENTS – 100.1% (Cost $354,581,972)			363,093,107
Liabilities in excess of other assets – (0.1)%			(320,335)

NET ASSETS – 100.0%			$362,772,772

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
GB	Great Britain
HK	Hong Kong
MX	Mexico
NL	Netherlands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $945,077, representing 0.3% of net assets.
(2)	Interest rates represent annualized yield at date of purchase.

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$3,170,010	$—	$—	$3,170,010
Automobiles	2,941,600	—	—	2,941,600
Beverages	12,237,121	4,185,674	—	16,422,795
Capital Markets	20,138,160	6,823,987	—	26,962,147
Chemicals	10,511,929	—	—	10,511,929
Commercial Banks	18,461,279	—	—	18,461,279
Commercial Services & Supplies	8,797,443	—	—	8,797,443
Computers & Peripherals	2,350,515	—	—	2,350,515
Construction Materials	1,154,397	—	—	1,154,397
Consumer Finance	19,314,857	—	—	19,314,857
Containers & Packaging	4,134,970	—	—	4,134,970
Distributors	—	886,686	—	886,686
Diversified Financial Services	564,328	—	—	564,328
Energy Equipment & Services	3,012,173	—	—	3,012,173
Food & Staples Retailing	37,980,905	—	—	37,980,905
Food Products	4,417,799	353,989	—	4,771,788
Health Care Equipment & Supplies	7,314,089	—	—	7,314,089
Health Care Providers & Services	5,996,480	—	—	5,996,480
Household Durables	—	596,858	—	596,858
Insurance	37,272,444	—	—	37,272,444
Internet & Catalog Retail	3,286,821	—	—	3,286,821
Internet Software & Services	9,783,508	—	—	9,783,508
IT Services	1,458,097	—	—	1,458,097
Life Sciences Tools & Services	1,067,125	—	—	1,067,125
Marine	—	4,342,995	—	4,342,995
Media	5,249,367	—	—	5,249,367
Metals & Mining	—	4,347,658	—	4,347,658
Oil, Gas & Consumable Fuels	37,277,466	1,599,865	—	38,877,331
Paper & Forest Products	—	197,913	—	197,913
Personal Products	486,744	—	—	486,744
Pharmaceuticals	25,846,325	4,635,395	—	30,481,720
Real Estate Management & Development	3,223,350	3,417,623	—	6,640,973
Semiconductors & Semiconductor Equipment	6,158,164	—	—	6,158,164
Software	5,751,966	—	—	5,751,966
Specialty Retail	11,409,622	—	—	11,409,622
Tobacco	3,613,549	—	—	3,613,549
Transportation Infrastructure	112,940	4,479,497	—	4,592,437
Wireless Telecommunication Services	691,104	—	—	691,104

Total Common Stocks	315,186,647	35,868,140	—	351,054,787

Preferred Stocks (a)	92,405	—	—	92,405
Short Term Investments
Commerical Paper	—	11,945,915	—	11,945,915

Total Investments	$315,279,052	$47,814,055	$—	$363,093,107

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.5%
AEROSPACE & DEFENSE – 2.9%
Hexcel Corp.*		15,995	$354,449
TransDigm Group, Inc.*		8,690	709,712

			1,064,161

AIR FREIGHT & LOGISTICS – 1.4%
Forward Air Corp.		9,874	251,293
HUB Group, Inc.*		9,874	279,138

			530,431

AUTO COMPONENTS – 1.2%
Tenneco, Inc.*		8,228	210,719
TRW Automotive Holdings Corp.*		6,811	222,924

			433,643

BIOTECHNOLOGY – 2.9%
Acorda Therapeutics, Inc.*		7,416	148,024
BioMarin Pharmaceutical, Inc.*		14,336	456,888
Incyte Corp.*		21,660	302,590
United Therapeutics Corp.*		4,590	172,079

			1,079,581

CAPITAL MARKETS – 1.6%
Affiliated Managers Group, Inc.*		4,315	336,786
Greenhill & Co., Inc.		3,750	107,212
Stifel Financial Corp.*		5,962	158,351

			602,349

CHEMICALS – 2.5%
Intrepid Potash, Inc.*		9,147	227,486
Olin Corp.		15,750	283,657
Rockwood Holdings, Inc.*		6,227	209,788
Solutia, Inc.*		15,112	194,189

			915,120

COMMERCIAL BANKS – 1.8%
City National Corp.		4,838	182,683
Huntington Bancshares, Inc.		41,709	200,203
SVB Financial Group*		7,231	267,547

			650,433

COMMERCIAL SERVICES & SUPPLIES – 1.9%
Corrections Corporation of America*		16,683	378,537
Fuel Tech, Inc.*		4,975	28,955
Tetra Tech, Inc.*		15,689	294,012

			701,504

COMMUNICATIONS EQUIPMENT – 2.5%
Ciena Corp.*		13,372	149,766
Finisar Corp.*		13,867	243,227
NETGEAR, Inc.*		9,558	247,457
Polycom, Inc.*		14,794	271,766

			912,216

	Country Code**	Shares	Value
CONTAINERS & PACKAGING – 0.6%
Greif, Inc., Class A		5,545	$237,825

DISTRIBUTORS – 0.7%
Pool Corp.		10,322	270,230

DIVERSIFIED CONSUMER SERVICES – 0.7%
Weight Watchers International, Inc.		4,734	275,756

ELECTRIC UTILITIES – 1.0%
ITC Holdings Corp.		4,944	382,814

ELECTRICAL EQUIPMENT – 1.1%
General Cable Corp.*		7,832	182,877
Thomas & Betts Corp.*		6,069	242,214

			425,091

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.7%
Littelfuse, Inc.		6,293	253,042

ENERGY EQUIPMENT & SERVICES – 3.4%
Dresser-Rand Group, Inc.*		7,295	295,666
Dril-Quip, Inc.*		4,385	236,395
FMC Technologies, Inc.*		7,518	282,677
Lufkin Industries, Inc.		4,539	241,520
Patterson-UTI Energy, Inc.		12,690	220,045

			1,276,303

FOOD & STAPLES RETAILING – 0.8%
Ruddick Corp.		7,260	283,067

FOOD PRODUCTS – 2.9%
B&G Foods, Inc.		17,209	287,046
Diamond Foods, Inc.		5,516	440,122
Lancaster Colony Corp.		5,783	352,821

			1,079,989

HEALTH CARE EQUIPMENT & SUPPLIES – 4.1%
Insulet Corp.*		12,508	190,872
Masimo Corp.		12,681	274,544
Meridian Bioscience, Inc.		11,118	174,997
Sirona Dental Systems, Inc.*		7,223	306,327
STERIS Corp.		9,906	289,949
Zoll Medical Corp.*		7,418	279,955

			1,516,644

HEALTH CARE PROVIDERS & SERVICES – 4.7%
Centene Corp.*		9,870	282,973
Chemed Corp.		6,042	332,068
Health Management Associates, Inc., Class A*		30,116	208,403
HMS Holdings Corp.*		9,172	223,705
MEDNAX, Inc.*		4,544	284,636
PSS World Medical, Inc.*		11,461	225,667
VCA Antech, Inc.*		11,121	177,714

			1,735,166

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
HEALTH CARE TECHNOLOGY – 2.0%
Allscripts Healthcare Solutions, Inc.*		18,723	$337,388
Quality Systems, Inc.		4,290	416,130

			753,518

HOTELS, RESTAURANTS & LEISURE – 4.7%
Buffalo Wild Wings, Inc.*		5,399	322,860
Choice Hotels International, Inc.		7,645	227,209
Darden Restaurants, Inc.		6,358	271,805
Jack In The Box, Inc.*		12,398	246,968
Life Time Fitness, Inc.*		8,823	325,128
Penn National Gaming, Inc.*		10,668	355,138

			1,749,108

INSURANCE – 1.4%
Brown & Brown, Inc.		8,580	152,724
ProAssurance Corp.		5,340	384,587

			537,311

INTERNET SOFTWARE & SERVICES – 3.6%
Ancestry.com, Inc.*		7,543	177,261
Open Text Corp.*	CA	5,662	295,103
Rightnow Technologies, Inc.*		9,932	328,253
ValueClick, Inc.*		22,765	354,223
WebMD Health Corp., Class A*		5,386	162,388

			1,317,228

IT SERVICES – 1.0%
Alliance Data Systems Corp.*		3,885	360,139

LIFE SCIENCES TOOLS & SERVICES – 2.5%
Bruker Corp.*		16,306	220,620
Parexel International Corp.*		11,571	219,039
PerkinElmer, Inc.		11,737	225,468
Techne Corp.		3,859	262,451

			927,578

MACHINERY – 4.0%
Crane Co.		7,253	258,859
Kennametal, Inc.		7,973	261,036
Lincoln Electric Holdings, Inc.		9,090	263,701
Lindsay Corp.		4,316	232,201
Meritor, Inc.*		19,827	139,979
Wabtec Corp.		6,560	346,827

			1,502,603

MEDIA – 0.9%
DreamWorks Animation SKG, Inc., Class A*		6,081	110,553
National CineMedia, Inc.		14,702	213,326

			323,879

METALS & MINING – 1.5%
Allied Nevada Gold Corp.*		3,530	126,409
Carpenter Technology Corp.		7,154	321,143
Detour Gold Corp.*	CA	4,259	110,956

			558,508

	Country Code**	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 3.6%
Bill Barrett Corp.*		6,872	$249,041
Carrizo Oil & Gas, Inc.*		9,228	198,863
Energen Corp.		6,060	247,794
HollyFrontier Corp.		13,182	345,632
James River Coal Co.*		12,684	80,797
SandRidge Energy, Inc.*		39,438	219,275

			1,341,402

PERSONAL PRODUCTS – 1.1%
Nu Skin Enterprises, Inc.		10,002	405,281

PHARMACEUTICALS – 1.8%
Medicis Pharmaceutical Corp., Class A		10,389	378,991
Salix Pharmaceuticals Ltd.*		9,305	275,428

			654,419

PROFESSIONAL SERVICES – 1.0%
Costar Group, Inc.*		7,271	377,874

REAL ESTATE INVESTMENT TRUSTS – 0.8%
Colonial Properties Trust		16,100	292,376

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.0%
Cavium, Inc.*		10,323	278,824
Cymer, Inc.*		6,715	249,664
Hittite Microwave Corp.*		6,140	299,018
Microsemi Corp.*		18,584	296,972
Netlogic Microsystems, Inc.*		3,264	157,031
PMC-Sierra, Inc.*		40,812	244,056
Power Integrations, Inc.		9,706	297,101
Semtech Corp.*		14,670	309,537
Teradyne, Inc.*		23,288	256,401
Volterra Semiconductor Corp.*		11,553	222,164

			2,610,768

SOFTWARE – 10.4%
ANSYS, Inc.*		6,023	295,368
Aspen Technology, Inc.*		21,883	334,153
BroadSoft, Inc.*		10,143	307,840
Commvault Systems, Inc.*		9,850	365,041
Fair Issac Corp.		9,714	212,057
Informatica Corp.*		11,167	457,289
Interactive Intelligence Group*		8,161	221,571
Manhattan Associates, Inc.*		10,070	333,116
MICROS Systems, Inc.*		8,074	354,529
Parametric Technology Corp.*		12,720	195,634
Quest Software, Inc.*		14,226	225,909
Solarwinds, Inc.*		14,816	326,248
Websense, Inc.*		13,044	225,661

			3,854,416

SPECIALTY RETAIL – 6.4%
Dick’s Sporting Goods, Inc.*		9,198	307,765
DSW, Inc., Class A		6,590	304,326
Foot Locker, Inc.		17,131	344,162
Group 1 Automotive, Inc.		7,065	251,161
Monro Muffler Brake, Inc.		8,410	277,278
Tractor Supply Co.		4,912	307,245

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value
Urban Outfitters, Inc.*	12,093	$269,916
Vitamin Shoppe, Inc.*	8,437	315,881

		2,377,734

TEXTILES, APPAREL & LUXURY GOODS – 2.5%
Maidenform Brands, Inc.*	12,449	291,431
Steven Madden Ltd.*	10,983	330,588
Under Armour, Inc., Class A*	4,750	315,448

		937,467

TRADING COMPANIES & DISTRIBUTORS – 1.1%
Watsco, Inc.	3,877	198,115
WESCO International, Inc.*	6,154	206,466

		404,581

WIRELESS TELECOMMUNICATION SERVICES – 0.8%
SBA Communications Corp.*	8,492	292,804

Total Common Stocks (Cost $37,555,190)		36,204,359

TOTAL INVESTMENTS – 97.5% (Cost $37,555,190)		36,204,359
Other assets less liabilities – 2.5%		914,106

NET ASSETS – 100.0%		$37,118,465

CA	Canada

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.1%
AEROSPACE & DEFENSE – 4.8%
Goodrich Corp.		55,630	$6,713,428
Rockwell Collins, Inc.		98,550	5,199,498
United Technologies Corp.		128,030	9,008,191

			20,921,117

AIRLINES – 0.3%
Southwest Airlines Co.		161,840	1,301,194

AUTOMOBILES – 1.5%
Ford Motor Co.*		687,147	6,644,711

BEVERAGES – 3.6%
Diageo PLC ADR	GB	54,340	4,126,036
PepsiCo, Inc.		75,300	4,661,070
The Coca-Cola Co.		101,490	6,856,665

			15,643,771

BIOTECHNOLOGY – 4.2%
Amgen, Inc.		159,200	8,748,040
Celgene Corp.*		151,410	9,375,307

			18,123,347

CAPITAL MARKETS – 2.0%
State Street Corp.		271,550	8,733,048

CHEMICALS – 2.5%
LyondellBasell Industries NV, Class A	NL	121,110	2,958,717
PPG Industries, Inc.		41,590	2,938,749
The Mosaic Co.		101,411	4,966,097

			10,863,563

COMMERCIAL BANKS – 5.6%
M&T Bank Corp.		71,620	5,006,238
PNC Financial Services Group, Inc.		195,380	9,415,362
U.S. Bancorp		253,500	5,967,390
Wells Fargo & Co.		148,047	3,570,894

			23,959,884

COMMUNICATIONS EQUIPMENT – 0.5%
QUALCOMM, Inc.		39,920	1,941,310

COMPUTERS & PERIPHERALS – 0.7%
EMC Corp.*		151,640	3,182,924

DIVERSIFIED FINANCIAL SERVICES – 1.4%
JP Morgan Chase & Co.		199,482	6,008,398

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
AT&T, Inc.		126,143	3,597,598
Verizon Communications, Inc.		141,030	5,189,904

			8,787,502

ELECTRIC UTILITIES – 1.7%
NextEra Energy, Inc.		136,530	7,375,351

	Country Code**	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.2%
Arrow Electronics, Inc.*		33,270	$924,241

ENERGY EQUIPMENT & SERVICES – 3.8%
Baker Hughes, Inc.		61,750	2,850,380
Halliburton Co.		154,632	4,719,369
Schlumberger, Ltd.	AN	148,580	8,874,683

			16,444,432

FOOD & STAPLES RETAILING – 1.8%
CVS Caremark Corp.		179,010	6,011,156
Kroger Co.		80,992	1,778,584

			7,789,740

FOOD PRODUCTS – 4.3%
Archer-Daniels-Midland Co.		384,810	9,547,136
Bunge, Ltd.	BM	152,540	8,891,557

			18,438,693

HEALTH CARE EQUIPMENT & SUPPLIES – 2.5%
Covidien PLC	IE	74,260	3,274,866
St. Jude Medical, Inc.		109,810	3,974,024
Zimmer Holdings, Inc.*		64,370	3,443,795

			10,692,685

HEALTH CARE PROVIDERS & SERVICES – 6.7%
CIGNA Corp.		137,500	5,766,750
DaVita, Inc.*		35,920	2,251,106
Express Scripts, Inc.*		146,710	5,438,540
Humana, Inc.		30,370	2,208,810
McKesson Corp.		67,660	4,918,882
UnitedHealth Group, Inc.		177,660	8,193,679

			28,777,767

HOUSEHOLD PRODUCTS – 1.6%
Colgate-Palmolive Co.		76,830	6,813,284

INSURANCE – 6.0%
ACE Ltd.	CH	57,720	3,497,832
Berkshire Hathaway, Inc., Class B*		166,500	11,828,160
Marsh & McLennan Cos., Inc.		298,500	7,922,190
MetLife, Inc.		97,837	2,740,414

			25,988,596

INTERNET & CATALOG RETAIL – 1.1%
HSN, Inc.*		141,500	4,687,895

IT SERVICES – 0.4%
MasterCard, Inc., Class A		5,400	1,712,664

LIFE SCIENCES TOOLS & SERVICES – 1.8%
Thermo Fisher Scientific, Inc.*		154,150	7,806,156

MACHINERY – 2.4%
Dover Corp.		110,750	5,160,950
Eaton Corp.		149,580	5,310,090

			10,471,040

SCSM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MEDIA – 6.7%
Comcast Corp., Class A		523,150	$10,933,835
Omnicom Group, Inc.		57,010	2,100,248
The Walt Disney Co.		84,470	2,547,615
Time Warner Cable, Inc.		64,736	4,057,005
Time Warner, Inc.		305,180	9,146,245

			28,784,948

METALS & MINING – 2.4%
Barrick Gold Corp.	CA	224,380	10,467,327

MULTI-LINE RETAIL – 0.8%
Target Corp.		66,300	3,251,352

OIL, GAS & CONSUMABLE FUELS – 16.1%
Anadarko Petroleum Corp.		147,000	9,268,350
Apache Corp.		34,830	2,794,759
Chevron Corp.		162,948	15,075,949
Consol Energy, Inc.		101,340	3,438,466
Devon Energy Corp.		75,720	4,197,917
El Paso Corp.		302,230	5,282,980
Exxon Mobil Corp.		202,410	14,701,038
Imperial Oil, Ltd.	CA	114,300	4,127,373
Range Resources Corp.		81,220	4,748,121
Southwestern Energy Co.*		82,278	2,742,326
Suncor Energy, Inc.	CA	122,340	3,112,330

			69,489,609

PAPER & FOREST PRODUCTS – 1.2%
International Paper Co.		225,790	5,249,617

PHARMACEUTICALS – 2.7%
Merck & Co., Inc.		67,008	2,191,832
Teva Pharmaceutical Industries, Ltd. ADR	IL	180,200	6,707,044
Watson Pharmaceuticals, Inc.*		40,620	2,772,315

			11,671,191

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.8%
Intel Corp.		158,850	3,388,271
Texas Instruments, Inc.		168,790	4,498,253

			7,886,524

SOFTWARE – 2.0%
Adobe Systems, Inc.*		191,020	4,616,954
Oracle Corp.		131,830	3,788,794

			8,405,748

Total Common Stocks (Cost $433,651,546)			419,239,629

SHORT TERM INVESTMENTS – 3.1%
MUTUAL FUNDS – 3.1%
State Street Institutional Liquid Reserves Fund (Cost $13,204,542)		13,204,542	13,204,542

Value
TOTAL INVESTMENTS – 100.2% (Cost $446,856,088)	$432,444,171
Liabilities in excess of other assets – (0.2)%	(717,161)

NET ASSETS – 100.0%	$431,727,010

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
CH	Switzerland
GB	Great Britain
IE	Ireland
IL	Israel
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.6%
AEROSPACE & DEFENSE – 1.5%
Rockwell Collins, Inc.		47,470	$2,504,517

AIR FREIGHT & LOGISTICS – 2.3%
C.H. Robinson Worldwide, Inc.		31,085	2,128,390
Expeditors International of Washington, Inc.		40,225	1,631,124

			3,759,514

AUTOMOBILES – 1.6%
Harley-Davidson, Inc.		77,325	2,654,567

BEVERAGES – 1.5%
Molson Coors Brewing Co., Class B		61,250	2,426,113

BIOTECHNOLOGY – 3.0%
Amylin Pharmaceuticals, Inc.*		130,205	1,201,792
Incyte Corp.*		81,910	1,144,283
Ironwood Pharmaceuticals, Inc.*		33,625	363,150
Regeneron Pharmaceuticals, Inc.*		12,625	734,775
Seattle Genetics, Inc.*		82,905	1,580,169

			5,024,169

BUILDING PRODUCTS – 1.3%
Lennox International, Inc.		80,570	2,077,095

CAPITAL MARKETS – 4.6%
CETIP SA	BR	67,500	843,638
Greenhill & Co., Inc.		33,320	952,619
Invesco, Ltd.	BM	111,880	1,735,259
LPL Investment Holdings, Inc.*		21,110	536,616
SEI Investments Co.		135,985	2,091,449
T. Rowe Price Group, Inc.		29,200	1,394,884

			7,554,465

CHEMICALS – 2.0%
CF Industries Holdings, Inc.		2,275	280,712
FMC Corp.		25,165	1,740,412
The Sherwin-Williams Co.		18,195	1,352,252

			3,373,376

COMMERCIAL BANKS – 4.9%
Cullen/Frost Bankers, Inc.		20,445	937,608
East West Bancorp, Inc.		32,110	478,760
First Republic Bank*		62,545	1,448,542
Huntington Bancshares, Inc.		306,490	1,471,152
M&T Bank Corp.		43,290	3,025,971
Signature Bank*		15,870	757,475

			8,119,508

COMMERCIAL SERVICES & SUPPLIES – 0.3%
Ritchie Bros. Auctioneers, Inc.	CA	24,040	485,368

COMMUNICATIONS EQUIPMENT – 2.5%
ADTRAN, Inc.		73,025	1,932,242

	Country Code**	Shares	Value
F5 Networks, Inc.*		12,885	$915,479
Polycom, Inc.*		71,660	1,316,394

			4,164,115

CONSTRUCTION & ENGINEERING – 1.1%
Jacobs Engineering Group, Inc.*		55,265	1,784,507

CONTAINERS & PACKAGING – 0.9%
Silgan Holdings, Inc.		38,485	1,413,939

ELECTRIC UTILITIES – 1.5%
Northeast Utilities		74,660	2,512,309

ELECTRICAL EQUIPMENT – 1.0%
Ametek, Inc.		52,600	1,734,222

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.8%
National Instruments Corp.		57,140	1,306,220

ENERGY EQUIPMENT & SERVICES – 2.3%
Atwood Oceanics, Inc.*		45,050	1,547,918
ENSCO PLC ADR	GB	56,375	2,279,241

			3,827,159

FOOD & STAPLES RETAILING – 0.5%
Whole Foods Market, Inc.		13,810	901,931

GAS UTILITIES – 1.3%
UGI Corp.		84,215	2,212,328

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Gen-Probe, Inc.*		20,655	1,182,499
ResMed, Inc.*		73,000	2,101,670

			3,284,169

HEALTH CARE PROVIDERS & SERVICES – 7.0%
AmerisourceBergen Corp.		76,365	2,846,124
Cardinal Health, Inc.		53,390	2,235,973
Coventry Health Care, Inc.*		49,825	1,435,458
Health Net, Inc.*		18,850	446,934
Lincare Holdings, Inc.		107,975	2,429,437
Patterson Cos., Inc.		75,325	2,156,555

			11,550,481

HOUSEHOLD DURABLES – 2.4%
NVR, Inc.*		4,361	2,633,957
Tempur-Pedic International, Inc.*		24,550	1,291,575

			3,925,532

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.9%
NRG Energy, Inc.*		71,370	1,513,758

INDUSTRIAL CONGLOMERATES – 0.9%
Carlisle Cos., Inc.		48,450	1,544,586

INSURANCE – 2.0%
Brown & Brown, Inc.		30,530	543,434
Unum Group		74,320	1,557,747

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
W.R. Berkley Corp.		41,656	$1,236,767

			3,337,948

INTERNET & CATALOG RETAIL – 0.7%
Netflix, Inc.*		9,925	1,123,113

INTERNET SOFTWARE & SERVICES – 2.1%
VeriSign, Inc.		123,875	3,544,064

IT SERVICES – 4.9%
Gartner, Inc.*		38,200	1,332,034
Genpact, Ltd.*	BM	223,700	3,219,043
Global Payments, Inc.		27,840	1,124,458
The Western Union Co.		157,790	2,412,609

			8,088,144

LEISURE EQUIPMENT & PRODUCTS – 1.3%
Hasbro, Inc.		65,130	2,123,889

LIFE SCIENCES TOOLS & SERVICES – 2.5%
Life Technologies Corp.*		43,360	1,666,325
Waters Corp.*		33,730	2,546,277

			4,212,602

MACHINERY – 2.3%
IDEX Corp.		42,200	1,314,952
PACCAR, Inc.		74,545	2,521,112

			3,836,064

MEDIA – 1.5%
DreamWorks Animation SKG, Inc., Class A*		85,505	1,554,481
Liberty Global, Inc., Class A*		23,910	865,064

			2,419,545

METALS & MINING – 1.8%
Carpenter Technology Corp.		37,895	1,701,107
Walter Energy, Inc.		21,695	1,301,917

			3,003,024

MULTI-UTILITIES – 1.4%
Wisconsin Energy Corp.		71,905	2,249,907

OIL, GAS & CONSUMABLE FUELS – 5.8%
Alpha Natural Resources, Inc.*		109,485	1,936,790
Cobalt International Energy, Inc.*		115,700	892,047
Consol Energy, Inc.		11,800	400,374
Denbury Resources, Inc.*		101,850	1,171,275
Newfield Exploration Co.*		34,885	1,384,586
Pioneer Natural Resources Co.		36,050	2,371,008
Whiting Petroleum Corp.*		40,080	1,406,006

			9,562,086

PHARMACEUTICALS – 3.5%
Mylan, Inc.*		146,300	2,487,100
Watson Pharmaceuticals, Inc.*		49,400	3,371,550

			5,858,650

PROFESSIONAL SERVICES – 2.8%
Manpower, Inc.		69,285	2,329,362

	Country Code**	Shares	Value
Robert Half International, Inc.		107,025	$2,271,070

			4,600,432

REAL ESTATE INVESTMENT TRUSTS – 0.8%
Alexandria Real Estate Equities, Inc.		21,075	1,293,794

ROAD & RAIL – 2.2%
JB Hunt Transport Services, Inc.		55,340	1,998,881
Kansas City Southern*		31,545	1,575,988

			3,574,869

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.2%
Altera Corp.		32,450	1,023,149
Analog Devices, Inc.		41,010	1,281,562
Maxim Integrated Products, Inc.		97,955	2,285,290
NVIDIA Corp.*		164,570	2,057,125
Skyworks Solutions, Inc.*		126,950	2,277,483
Xilinx, Inc.		46,465	1,275,000

			10,199,609

SOFTWARE – 3.8%
Citrix Systems, Inc.*		40,315	2,198,377
FactSet Research Systems, Inc.		18,595	1,654,397
Rovi Corp.*		55,160	2,370,777

			6,223,551

SPECIALTY RETAIL – 2.4%
Advanced Auto Parts, Inc.		25,665	1,491,136
CarMax, Inc.*		64,235	1,532,005
JOS A Bank Clothiers, Inc.*		18,905	881,540

			3,904,681

TRADING COMPANIES & DISTRIBUTORS – 0.9%
MSC Industrial Direct Co., Inc., Class A		25,005	1,411,782

WIRELESS TELECOMMUNICATION SERVICES – 1.6%
American Tower Corp., Class A*		49,900	2,684,620

Total Common Stocks (Cost $182,955,532)			162,906,322

TOTAL INVESTMENTS – 98.6% (Cost $182,955,532)			162,906,322
Other assets less liabilities – 1.4%			2,375,803

NET ASSETS – 100.0%			$165,282,125

ADR	American Depositary Receipt

BM	Bermuda
BR	Brazil
CA	Canada
GB	Great Britain

*	Non-income producing security.

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 95.9%
AEROSPACE & DEFENSE – 2.2%
Honeywell International, Inc.		41,956	$1,842,288
The Boeing Co.		36,253	2,193,669

			4,035,957

BIOTECHNOLOGY – 1.5%
Amgen, Inc.		49,034	2,694,418

CHEMICALS – 0.4%
The Sherwin-Williams Co.		9,038	671,704

COMMUNICATIONS EQUIPMENT – 6.7%
Cisco Systems, Inc.		494,702	7,662,934
Emulex Corp.*		127,839	818,170
F5 Networks, Inc.*		5,049	358,732
QUALCOMM, Inc.		53,091	2,581,815
Riverbed Technology, Inc.*		40,144	801,274

			12,222,925

COMPUTERS & PERIPHERALS – 12.8%
Apple, Inc.*		30,820	11,747,968
Dell, Inc.*		144,562	2,045,552
EMC Corp.*		266,636	5,596,690
NetApp, Inc.*		53,909	1,829,671
QLogic Corp.*		162,014	2,054,338

			23,274,219

CONSUMER FINANCE – 1.0%
American Express Co.		39,020	1,751,998

DIVERSIFIED CONSUMER SERVICES – 2.0%
Apollo Group, Inc., Class A*		44,654	1,768,745
ITT Educational Services, Inc.*		31,136	1,792,811

			3,561,556

ENERGY EQUIPMENT & SERVICES – 3.8%
Baker Hughes, Inc.		22,541	1,040,493
Cameron International Corp.*		31,658	1,315,073
Core Laboratories NV	NL	14,717	1,322,028
Diamond Offshore Drilling, Inc.		35,843	1,962,046
Oceaneering International, Inc.		37,835	1,337,089

			6,976,729

HEALTH CARE EQUIPMENT & SUPPLIES – 2.3%
Edwards Lifesciences Corp.*		8,072	575,372
Hologic, Inc.*		89,703	1,364,382
Intuitive Surgical, Inc.*		6,113	2,226,844

			4,166,598

HEALTH CARE PROVIDERS & SERVICES – 4.2%
AmerisourceBergen Corp.		33,834	1,260,993
Cardinal Health, Inc.		37,563	1,573,139
Laboratory Corp. of America Holdings*		15,123	1,195,473
UnitedHealth Group, Inc.		78,302	3,611,288

			7,640,893

	Country Code**	Shares	Value
HOTELS, RESTAURANTS & LEISURE – 1.2%
Ctrip.com International, Ltd. ADR*	KY	10,343	$332,631
Starbucks Corp.		48,247	1,799,131

			2,131,762

INDUSTRIAL CONGLOMERATES – 1.8%
General Electric Co.		153,534	2,339,858
Tyco International Ltd.	CH	22,682	924,292

			3,264,150

INTERNET & CATALOG RETAIL – 2.0%
Amazon.com, Inc.*		8,490	1,835,792
Priceline.com, Inc.*		4,156	1,867,956

			3,703,748

INTERNET SOFTWARE & SERVICES – 4.4%
eBay, Inc.*		92,617	2,731,275
Google, Inc., Class A*		4,682	2,408,327
IAC/InterActiveCorp.*		62,332	2,465,231
Sohu.com, Inc.*		9,231	444,934

			8,049,767

IT SERVICES – 5.7%
Cognizant Technology Solutions Corp., Class A*		17,889	1,121,640
International Business Machines Corp.		52,503	9,189,600

			10,311,240

LIFE SCIENCES TOOLS & SERVICES – 2.2%
Bruker Corp.*		59,555	805,779
Life Technologies Corp.*		12,810	492,288
Waters Corp.*		36,902	2,785,732

			4,083,799

MACHINERY – 5.2%
Caterpillar, Inc.		43,929	3,243,717
Cummins, Inc.		15,803	1,290,473
Dover Corp.		22,929	1,068,492
Joy Global, Inc.		23,893	1,490,445
Parker Hannifin Corp.		36,201	2,285,369

			9,378,496

MEDIA – 3.4%
DIRECTV, Class A*		31,965	1,350,521
News Corp., Class A		110,611	1,711,152
Omnicom Group, Inc.		62,202	2,291,522
Sirius XM Radio, Inc.*		555,876	839,373

			6,192,568

METALS & MINING – 2.3%
Cliffs Natural Resources, Inc.		14,650	749,640
Freeport-McMoRan Copper & Gold, Inc.		36,006	1,096,383
Rio Tinto PLC ADR	GB	19,432	856,562
Teck Resources, Ltd., Class B	CA	24,305	709,463
Walter Energy, Inc.		13,277	796,753

			4,208,801

SCSM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 6.1%
Anadarko Petroleum Corp.		16,866	$1,063,401
BP PLC ADR	GB	8,044	290,147
Canadian Natural Resources, Ltd.	CA	43,609	1,276,435
Exxon Mobil Corp.		53,866	3,912,288
Occidental Petroleum Corp.		29,859	2,134,919
SandRidge Energy, Inc.*		55,133	306,540
Valero Energy Corp.		121,367	2,157,905

			11,141,635

PHARMACEUTICALS – 0.5%
Abbott Laboratories		18,620	952,227

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.9%
Altera Corp.		155,840	4,913,635
Analog Devices, Inc.		63,705	1,990,781
Intersil Corp.		158,612	1,632,118
Xilinx, Inc.		81,737	2,242,863

			10,779,397

SOFTWARE – 11.6%
Adobe Systems, Inc.*		47,745	1,153,997
Autodesk, Inc.*		48,810	1,355,942
BMC Software, Inc.*		39,615	1,527,554
Check Point Software Technologies Ltd.*	IL	32,106	1,693,913
Citrix Systems, Inc.*		24,625	1,342,801
Microsoft Corp.		278,687	6,936,520
Oracle Corp.		211,330	6,073,624
Red Hat, Inc.*		24,147	1,020,452

			21,104,803

SPECIALTY RETAIL – 3.2%
Bed Bath & Beyond, Inc.*		19,266	1,104,134
PetSmart, Inc.		10,527	448,976
Ross Stores, Inc.		21,814	1,716,544
The Buckle, Inc.		25,360	975,346
TJX Cos., Inc.		27,697	1,536,353

			5,781,353

TEXTILES, APPAREL & LUXURY GOODS – 2.9%
Coach, Inc.		28,227	1,463,005
Deckers Outdoor Corp.*		15,394	1,435,644
Fossil, Inc.*		4,075	330,320
Lululemon Athletica, Inc.*		14,175	689,614
Ralph Lauren Corp.		10,565	1,370,281

			5,288,864

WIRELESS TELECOMMUNICATION SERVICES – 0.6%
Vodafone Group PLC, ADR	GB	45,636	1,170,563

Total Common Stocks (Cost $179,881,262)			174,540,170

TOTAL INVESTMENTS – 95.9% (Cost $179,881,262)			174,540,170
Other assets less liabilities – 4.1%			7,502,746

NET ASSETS – 100.0%			$182,042,916

ADR	American Depositary Receipt
CA	Canada
CH	Switzerland
GB	Great Britain
IL	Israel
KY	Cayman Islands
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Porfolios of Investments for additional information.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.4%
REAL ESTATE INVESTMENT TRUSTS – 73.1%
DIVERSIFIED – 8.3%
British Land Co. PLC	GB	230,350	$1,696,727
Cousins Properties, Inc.		250,289	1,464,191
Homburg Canada Real Estate Investment Trust	CA	50,240	589,226
Kenedix Realty Investment Corp.	JP	558	1,818,397
Land Securities Group PLC	GB	203,182	2,019,340
Stockland	AU	1,588,444	4,421,401
Vornado Realty Trust		49,116	3,665,036

			15,674,318

INDUSTRIAL – 5.5%
DuPont Fabros Technology, Inc.		129,066	2,541,309
Goodman Group	AU	3,703,340	2,029,025
ProLogis, Inc.		102,000	2,473,500
Segro PLC	GB	952,288	3,248,519

			10,292,353

MORTGAGE – 1.2%
Annaly Capital Management, Inc.		66,280	1,102,236
Starwood Property Trust, Inc.		71,141	1,220,780

			2,323,016

OFFICE – 12.5%
Alexandria Real Estate Equities, Inc.		22,888	1,405,094
BioMed Realty Trust, Inc.		297,544	4,930,304
Boston Properties, Inc.		39,671	3,534,686
Digital Realty Trust, Inc.		71,784	3,959,605
Douglas Emmett, Inc.		83,590	1,429,389
Duke Realty Corp.		117,546	1,234,233
Mack-Cali Realty Corp.		57,090	1,527,158
Nippon Building Fund, Inc.	JP	181	1,873,766
Parkway Properties, Inc.		242,675	2,671,852
SL Green Realty Corp.		18,001	1,046,758

			23,612,845

RESIDENTIAL – 8.4%
Advance Residence Investment Corp.	JP	928	1,680,986
Associated Estates Realty Corp.		35,073	542,229
Boardwalk Real Estate Investment Trust	CA	25,495	1,172,201
Equity Lifestyle Properties, Inc.		59,203	3,712,028
Equity Residential		26,329	1,365,685
Home Properties, Inc.		64,323	3,650,973
Mid-America Apartment Communities, Inc.		62,116	3,740,626

			15,864,728

RETAIL – 23.2%
CFS Retail Property Trust	AU	1,944,803	3,263,524
Corio NV	NL	64,021	2,949,883

	Country Code**	Shares	Value
Federal Realty Investment Trust		14,967	$1,233,430
Kimco Realty Corp.		108,270	1,627,298
Primaris Retail Real Estate Investment Trust	CA	27,410	536,220
Ramco-Gershenson Properties Trust		177,847	1,458,345
Simon Property Group, Inc.		88,367	9,718,603
Tanger Factory Outlet Centers, Inc.		64,798	1,685,396
Taubman Centers, Inc.		43,074	2,167,053
The Link REIT	HK	1,769,601	5,579,562
Unibail-Rodamco	FR	36,597	6,530,249
Westfield Group	AU	732,142	5,429,347
Westfield Retail Trust	AU	664,406	1,546,254

			43,725,164

SPECIALIZED – 14.0%
Big Yellow Group PLC	GB	981,308	3,639,453
Entertainment Properties Trust		79,068	3,082,071
HCP, Inc.		31,571	1,106,879
Host Hotels & Resorts, Inc.		186,761	2,043,165
Medical Properties Trust, Inc.		457,179	4,091,752
Plum Creek Timber Co., Inc.		57,252	1,987,217
Public Storage		40,655	4,526,934
Ventas, Inc.		65,510	3,236,194
Weyerhaeuser Co.		171,298	2,663,684

			26,377,349

			137,869,773

REAL ESTATE MANAGEMENT & DEVELOPMENT – 26.3%
DIVERSIFIED REAL ESTATE ACTIVITIES – 18.3%
Beni Stabili S.p.A	IT	2,129,255	1,121,073
Capitaland Ltd.	SG	1,929,367	3,599,825
Hang Lung Properties Ltd.	HK	806,944	2,426,572
Henderson Land Development Co., Ltd.	HK	460,015	2,068,192
Mitsubishi Estate Co. Ltd.	JP	323,069	5,240,374
Mitsui Fudosan Co., Ltd.	JP	373,075	5,893,536
New World Development, Ltd.	HK	1,071,602	1,025,999
Sun Hung Kai Properties Ltd.	HK	649,254	7,448,246
Tokyo Tatemono Co., Ltd.	JP	833,571	2,536,759
Wharf Holdings Ltd.	HK	637,893	3,155,246

			34,515,822

REAL ESTATE OPERATING COMPANIES – 8.0%
Atrium European Real Estate Ltd.	JE	1,030,594	4,906,014
BR Malls Participacoes SA	BR	373,023	3,811,074
Capital & Counties Properties PLC	GB	370,284	967,468
Global Logistic Properties Ltd.*	SG	2,365,586	2,966,511
NTT Urban Development Corp.	JP	3,338	2,425,666

			15,076,733

			49,592,555

Total Common Stocks (Cost $180,456,510)			187,462,328

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
SHORT TERM INVESTMENTS – 2.3%
COMMERCIAL PAPER(1) – 2.1%
Barclays U.S. Funding LLC 0.08%, 10/3/11 (Amortized cost $3,865,983)		$3,866	$3,865,983

		Shares
MUTUAL FUNDS – 0.2%
State Street Institutional Liquid Reserves Fund (Cost $399,468)		399,468	399,468

Total Short Term Investments (Cost $4,265,451)			4,265,451

TOTAL INVESTMENTS – 101.7% (Cost $184,721,961)			191,727,779
Liabilities in excess of other assets – (1.7)%			(3,164,836)

NET ASSETS – 100.0%			$188,562,943

REIT	Real Estate Investment Trust

AU	Australia
BR	Brazil
CA	Canada
FR	France
GB	Great Britain
HK	Hong Kong
IT	Italy
JE	Jersey
JP	Japan
NL	Netherlands
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Interest rates represent annualized yield at date of purchase.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

United States	48.8%
Hong Kong	11.5
Japan	11.4
Australia	8.9
Great Britain	6.1
Singapore	3.5
France	3.5
Jersey	2.6
Brazil	2.0
Other (individually less than 2%)	3.4

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Real Estate Investment Trusts
Diversified	$5,718,453	$9,955,865	$—	$15,674,318
Industrial	5,014,809	5,277,544	—	10,292,353
Mortgage	2,323,016	—	—	2,323,016
Office	21,739,079	1,873,766	—	23,612,845
Residential	14,183,742	1,680,986	—	15,864,728
Retail	18,426,345	25,298,819	—	43,725,164
Specialized	22,737,896	3,639,453	—	26,377,349

Total Real Estate Investment Trusts	90,143,340	47,726,433	—	137,869,773

Real Estate Management & Development
Diversified Real Estate Activities	—	34,515,822	—	34,515,822
Real Estate Operating Companies	3,811,074	11,265,659	—	15,076,733

Total Real Estate Management & Development	3,811,074	45,781,481	—	49,592,555

Total Common Stocks	93,954,414	93,507,914	—	187,462,328

Short Term Investments
Commercial Paper	—	3,865,983	—	3,865,983
Mutual Funds	399,468	—	—	399,468

Total Short Term Investments	399,468	3,865,983	—	4,265,451

Total Investments	$94,353,882	$97,373,897	$—	$191,727,779

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM IBBOTSON TACTICAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
EXCHANGE TRADED FUNDS – 100.0%
iShares Barclays U.S. TIPS Bond Fund	244,791	$27,979,611
iShares Russell 1000 Growth Index Fund	886,032	46,623,004
iShares Russell 2000 Growth Index Fund	249,066	18,298,879
iShares Russell 2000 Index Fund	382,103	24,550,118
iShares Russell MidCap Growth Index Fund	1,463,872	72,666,606
iShares S&P 500 Index Fund	700,836	79,678,045
iShares S&P MidCap 400 Index Fund	859,261	67,013,765
Vanguard Europe Pacific ETF	1,989,041	60,009,367
Vanguard REIT ETF	1,011,450	51,452,461
Vanguard Small-Cap ETF	247,416	15,183,920
Vanguard Total Bond Market ETF	676,336	56,636,377

Total Exchange Traded Funds (Cost $588,766,252)		520,092,153

SHORT TERM INVESTMENTS – 1.5%
MUTUAL FUNDS – 1.5%
State Street Institutional Liquid Reserves Fund (Cost $7,961,100)	7,961,100	7,961,100

TOTAL INVESTMENTS – 101.5% (Cost $596,727,352)		528,053,253
Liabilities in excess of other assets – (1.5)%		(7,999,832)

NET ASSETS – 100.0%		$520,053,421

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

SCSM IBBOTSON TACTICAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.1%
Airplanes Pass Through Trust, Series D 10.88%, 3/15/19(1)		$494	$—	**
SLM Student Loan Trust, Series 2008-5, Class A2 1.35%, 10/25/16(2)		117	117,821
SLM Student Loan Trust, Series 2008-5, Class A4 1.95%, 7/25/23(2)		215	220,844

Total Asset Backed Securities (Cost $596,453)			338,665

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Federal National Mortgage Association, Series 2001-80, Class ZB 6.00%, 1/25/32		516	583,699
Federal National Mortgage Association, Series 2002-53, Class PD 6.00%, 1/25/32		42	42,870

Total Collateralized Mortgage Obligations (Cost $519,810)			626,569

COMMERCIAL MORTGAGE BACKED SECURITIES – 6.3%
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 2A3 2.79%, 9/25/33(2)		628	583,838
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 5.47%, 1/12/45(2)		4,550	4,995,791
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A3 5.79%, 9/11/42		1,000	1,065,198
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3 5.40%, 7/15/44(2)		750	770,699
Commercial Mortgage Asset Trust, Series 1999-C1, Class F 6.25%, 1/17/32(3)		400	339,719
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2 4.08%, 5/10/36		800	822,425

	Country Code*	Principal Amount (000)	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 Mortgage Certificate, Class A3 5.40%, 12/15/44(2)		$550	$581,101
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM 6.07%, 4/15/45(2)		500	480,606
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4 5.16%, 2/15/31		2,000	2,162,260
Morgan Stanley Capital I, Series 2003-IQ4,Class A2 4.07%, 5/15/40		4,043	4,151,947
Morgan Stanley Capital I, Series 2004-T15, Class B 5.56%, 6/13/41(2)		1,500	1,524,167
Morgan Stanley Capital I, Series 2007-T27, Class A4 5.79%, 6/11/42(2)		5,182	5,788,916
Morgan Stanley Capital I, Series 2011-C1, Class A3 4.70%, 9/15/47(3)		5,000	5,214,375

Total Commercial Mortgage Backed Securities (Cost $28,271,744)			28,481,042

CORPORATE DEBT OBLIGATIONS – 40.0%
AEROSPACE & DEFENSE – 0.7%
L-3 Communications Corp. 6.38%, 10/15/15		3,000	3,063,750

AIRLINES – 0.7%
AMR Corp., Series A 5.25%, 1/31/21		3,495	3,180,291

AUTOMOTIVE – 1.6%
Ford Motor Credit Co. LLC 5.63%, 9/15/15		3,000	3,017,745
Hyundai Capital Services, Inc. 4.38%, 7/27/16(3)	KR	4,000	4,047,728

			7,065,473

BANKS – 7.0%
Ally Financial, Inc. 4.50%, 2/11/14		5,000	4,575,000
Commonwealth Bank of Australia 3.75%, 10/15/14(3)	AU	5,000	5,193,290
Countrywide Financial Corp. 6.25%, 5/15/16		325	286,823

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Huntington Capital 6.65%, 5/15/37(2)		$300	$279,000
ING Bank NV
2.00%, 10/18/13(3)	NL	5,000	4,872,600
2.38%, 6/9/14(3)	NL	5,000	4,848,825
Lloyds Banking Group PLC 5.92%, 10/1/15(1)(3)	GB	500	220,000
Lloyds TSB Bank PLC 6.50%, 9/14/20(3)	GB	4,050	3,441,593
Merrill Lynch & Co., Inc.
5.70%, 5/2/17		400	356,788
6.05%, 5/16/16		3,500	3,149,772
Nordea Bank AB 4.88%, 5/13/21(3)	SE	3,500	2,990,750
Royal Bank of Scotland PLC 1.11%, 9/29/15(2)	GB	2,500	1,833,507

			32,047,948

BUILDING MATERIALS – 0.1%
C10 Capital SPV., Ltd. 6.72%, 12/31/16(2)(3)	VG	650	292,500

CABLE – 1.3%
DIRECTV Holdings LLC 7.63%, 5/15/16		5,000	5,375,000
Time Warner Entertainment Co. 10.15%, 5/1/12		500	525,364

			5,900,364

CONSUMER PRODUCTS – 0.7%
Jarden Corp. 6.13%, 11/15/22		3,200	3,128,000

ELECTRIC UTILITIES – 3.7%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/12(3)		750	776,289
Ameren Corp. 8.88%, 5/15/14		4,000	4,524,524
CMS Energy Corp. 5.05%, 2/15/18		5,000	4,939,275
PPL WEM Holdings PLC 5.38%, 5/1/21(3)	GB	4,000	4,260,648
Toledo Edison Co. 7.25%, 5/1/20		1,850	2,339,810

			16,840,546

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.4%
Arrow Electronics, Inc. 5.13%, 3/1/21		3,500	3,504,228
Jabil Circuit, Inc. 5.63%, 12/15/20		3,000	2,925,000

			6,429,228

FINANCIALS – 3.3%
Caisse centrale Desjardins du Quebec 1.70%, 9/16/13(3)	CA	5,000	5,028,315

	Country Code*	Principal Amount (000)	Value
Discover Financial Services 6.45%, 6/12/17		$4,150	$4,319,747
International Lease Finance Corp. 5.75%, 5/15/16		4,000	3,555,256
Lazard Group LLC 6.85%, 6/15/17		2,100	2,312,308

			15,215,626

GAMING – 0.0%+
Mashantucket Western Pequot Tribe 8.50%, 11/15/15(1)(3)		1,000	53,750

GAS & PIPELINE UTILITIES – 0.9%
Enterprise Products Operating LP 7.03%, 1/15/68(2)		3,000	3,041,250
Southern Union Co. 7.20%, 11/1/66(2)		380	321,100
TransCanada PipeLines Ltd. 6.35%, 5/15/67(2)	CA	600	597,423

			3,959,773

HOTELS, RESTAURANTS & LEISURE – 0.9%
Wyndham Worldwide Corp. 5.75%, 2/1/18		4,000	4,084,956

INSURANCE – 3.1%
Assured Guaranty US Holdings, Inc. 6.40%, 12/15/66(2)		600	423,750
Humana, Inc. 6.45%, 6/1/16		500	565,860
Kemper Corp. 6.00%, 11/30/15		4,000	4,201,824
Liberty Mutual Group, Inc.
6.50%, 3/15/35(3)		3,000	2,895,084
7.80%, 3/15/37(3)		750	656,250
Metropolitan Life Global Funding I 3.13%, 1/11/16(3)		5,000	5,154,685

			13,897,453

MACHINERY – 0.2%
Case New Holland, Inc. 7.75%, 9/1/13		1,000	1,042,500

MANUFACTURING – DIVERSIFIED – 1.4%
Bombardier, Inc. 7.75%, 3/15/20(3)	CA	3,500	3,727,500
Textron, Inc. 7.25%, 10/1/19		2,500	2,800,680

			6,528,180

METALS & MINING – 2.3%
ArcelorMittal 5.50%, 3/1/21	LU	3,000	2,688,150
Teck Resources, Ltd.
6.25%, 7/15/41	CA	3,000	3,146,043
10.75%, 5/15/19	CA	2,500	3,106,250

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
United States Steel Corp. 6.65%, 6/1/37		$1,880	$1,447,600

			10,388,043
MULTIMEDIA – 0.9%
News America, Inc. 4.50%, 2/15/21		4,000	4,018,632

OIL & GAS - EXPLORATION & PRODUCTION – 0.9%
Petrobras International Finance Co. 5.38%, 1/27/21	KY	4,000	4,044,000

PIPELINES – 1.1%
Kinder Morgan Finance Co., LLC 6.00%, 1/15/18(3)		5,000	4,950,000

REAL ESTATE INVESTMENT TRUSTS – 4.3%
Dexus Property Group 7.13%, 10/15/14(3)	AU	4,400	4,892,122
Digital Realty Trust LP 5.25%, 3/15/21		5,000	4,949,275
Goodman Funding Property Ltd. 6.38%, 4/15/21(3)	AU	4,000	4,113,976
National Retail Properties, Inc. 6.25%, 6/15/14		550	591,206
Reckson Operating Partnership LP 7.75%, 3/15/20		4,000	4,521,060
Simon Property Group LP 5.75%, 5/1/12		550	557,378

			19,625,017

RETAIL – 1.5%
Controladora Comercial Mexicana S.A. de C.V., Series AI 7.00%, 6/30/18	MX	371	352,492
QVC, Inc. 7.13%, 4/15/17(3)		2,500	2,612,500
Wal-Mart Stores, Inc. 6.50%, 8/15/37		3,000	3,978,300

			6,943,292

TELECOMMUNICATIONS – 2.0%
American Tower Corp. 5.05%, 9/1/20		4,000	3,991,864
Frontier Communications Corp. 8.25%, 4/15/17		2,500	2,425,000
Nextel Communications, Inc. Series C 5.95%, 3/15/14		3,000	2,812,500

			9,229,364

Total Corporate Debt Obligations (Cost $184,653,025)			181,928,686

	Country Code*	Principal Amount (000)	Value
RESIDENTIAL NON-AGENCY MORTGAGE BACKED SECURITIES – 1.3%
JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1 2.03%, 10/25/33(2)		$798	$765,098
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1 2.66%, 6/25/35(2)		33	25,980
JP Morgan Mortgage Trust, Series 2005-A5, Class TA1 5.43%, 8/25/35(2)		471	437,015
Master Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1 2.80%, 1/25/36(2)		145	110,766
MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A 2.17%, 5/25/36(2)		1,668	1,387,959
Residential Accredited Loans, Inc., Series 2005-QA7, Class A22 3.08%, 7/25/35(2)		741	551,169
Wamu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7 2.53%, 10/25/33(2)		334	315,145
Wamu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1 2.58%, 1/25/35(2)		1,068	982,069
Wamu Mortgage Pass Through Certificates, Series AR18, Class 3A2 5.49%, 1/25/36(2)		182	65,341
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1 4.93%, 12/25/34(2)		538	488,528
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2 2.76%, 7/25/34(2)		777	775,400

Total Residential Non-Agency Mortgage Backed Securities (Cost $6,072,822)			5,904,470

U.S. GOVERNMENT GUARANTEED NOTES – 0.5%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.79%, 2/25/48(2)(3) (Cost $2,216,691)		2,216	2,219,281

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 33.0%
Federal Home Loan Mortgage Corp.
2.35%, 8/1/32(2)		$34	$34,108
4.50%, 3/1/23		2,813	2,990,713
4.50%, TBA(4)		7,000	7,403,593
5.00%, 9/1/19		113	122,139
5.00%, 11/1/19		214	230,800
5.00%, 7/1/35		18,842	20,311,314
5.00%, TBA(4)		13,900	14,903,406
5.50%, 10/1/17		58	62,188
5.50%, 11/1/17		117	126,205
5.50%, 6/1/33		116	126,225
5.50%, 9/1/37		460	499,232
5.50%, 5/1/38		85	92,173
5.50%, 2/1/39		119	128,810
6.00%, 1/1/17		41	44,965
6.00%, 2/1/29		8	8,449
6.00%, 8/1/37		307	337,429
6.50%, 10/1/16		28	31,168
6.50%, 11/1/16		3	3,013
6.50%, 9/1/34		191	214,720
7.00%, 11/1/29		14	16,542
7.00%, 1/1/31		4	4,906
7.00%, 4/1/31		3	3,978
7.50%, 3/1/30		2	2,711
7.50%, 12/1/30		16	18,410
Federal National Mortgage Association
0.80%, 3/12/15		3,300	3,297,314
4.50%, 6/1/19		492	527,025
4.50%, 5/1/39		6,188	6,667,797
4.50%, TBA(4)		12,200	12,979,656
5.00%, 6/1/18		152	164,764
5.00%, 7/1/20		331	358,715
5.00%, 10/1/20		162	174,942
5.00%, 12/1/20		79	85,434
5.00%, 10/1/35		21	22,658
5.00%, 3/1/36		13,199	14,250,937
5.00%, 5/1/36		1,043	1,112,851
5.00%, 7/1/36		246	265,818
5.00%, 5/1/39		6,865	7,417,091
5.00%, 9/1/39		9,209	9,916,873
5.00%, TBA(4)		8,000	8,605,000
5.50%, 3/1/22		122	132,598
5.50%, 12/1/32		342	373,804
5.50%, 5/1/33(4)		22,540	24,637,094
5.50%, 6/1/35		548	597,936
5.50%, 8/1/35		328	357,796
5.50%, 6/1/37		808	879,462
5.50%, 11/1/38		4,254	4,628,386
6.00%, 12/1/13		1	1,298
6.00%, 11/1/16		9	9,494
6.00%, 12/1/36		313	344,804
6.00%, 11/1/37		214	235,021
6.00%, 10/1/38		146	160,784
6.00%, TBA(4)		300	329,062
8.00%, 8/1/30		3	3,074
Government National Mortgage Association
5.50%, 12/15/38		3,085	3,412,023
6.00%, 8/15/16		19	20,691

	Country Code*	Principal Amount (000)	Value
6.50%, 9/15/31		$34	$39,112
6.50%, 3/15/32		33	38,153
6.50%, 9/15/32		65	74,906
6.50%, 10/15/32		116	133,881
7.00%, 12/15/14		11	11,877
7.00%, 2/15/28		11	12,611
7.50%, 3/15/30		3	2,928

Total U.S. Government Agency Obligations (Cost $146,894,945)			150,000,867

U.S. TREASURY OBLIGATIONS – 15.7%
U.S. Treasury Bonds
4.25%, 11/15/40		1,000	1,264,531
4.38%, 2/15/38		2,250	2,874,375
4.38%, 5/15/41		2,870	3,707,696
4.75%, 2/15/41		4,850	6,627,069
5.38%, 2/15/31		2,630	3,699,671
U.S. Treasury Inflation Indexed Bonds
0.50%, 4/15/15		6,255	6,508,434
1.88%, 7/15/15		1,161	1,275,700
2.00%, 1/15/14		6,419	6,814,129
U.S. Treasury Notes
1.00%, 8/31/16		4,960	4,972,400
1.50%, 6/30/16		3,200	3,288,256
2.13%, 8/15/21		6,000	6,105,960
2.38%, 3/31/16		5,000	5,340,235
2.38%, 5/31/18		7,472	7,953,358
3.50%, 5/15/20		4,480	5,130,630
4.25%, 11/15/14		5,000	5,584,765

Total U.S. Treasury Obligations (Cost $66,925,964)			71,147,209

SHORT TERM INVESTMENTS – 17.1%
COMMERCIAL PAPER(5) – 13.1%
Barclays U.S. Funding LLC 0.08%, 10/11/11		2,500	2,499,944
BHP Billiton Finance USA Ltd. 0.10%, 10/7/11(3)	AU	5,000	4,999,917
Chevron Corp. 0.06%, 10/3/11		4,000	3,999,987
Cisco Systems, Inc 0.08%, 10/11/11(3)		5,000	4,999,889
Citigroup Funding, Inc. 0.22%, 10/3/11		3,000	2,999,963
Coca-Cola Co. 0.09%, 11/14/11(3)		500	499,945
E.I. du Pont de Nemours & Co. 0.11%, 11/7/11(3)		2,500	2,499,717
FCAR Owner Trust 0.18%, 10/4/11		1,760	1,759,974
Hewlett-Packard Co. 0.13%, 10/3/11(3)		5,000	4,999,964
HSBC Finance Corp. 0.30%, 10/25/11		2,000	1,999,600
International Business Machines Corp. 0.05%, 10/19/11(3)		3,250	3,249,919

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Nestle Capital Corp. 0.11%, 11/4/11(3)		$875	$874,909
Nestle Finance International Ltd. 0.13%, 11/21/11	LU	3,000	2,999,448
PepsiCo, Inc. 0.08%, 12/5/11(3)		1,000	999,791
Philip Morris International, Inc.
0.05%, 10/4/11(3)		2,000	1,999,992
0.08%, 10/3/11(3)		2,000	1,999,991
The Procter & Gamble Co. 0.10%, 10/14/11(3)		2,600	2,599,906
Thunder Bay Funding LLC 0.20%, 11/21/11(3)		5,000	4,998,583
Toyota Motor Credit Corp. 0.13%, 10/18/11		5,000	4,999,693
Wal-Mart Stores, Inc. 0.07%, 10/25/11(3)		3,400	3,399,841

Total Commercial Paper (Cost $59,381,038)			59,380,973

FOREIGN GOVERNMENT OBLIGATIONS(5) – 0.4%
Province of Quebec 0.10%, 11/28/11(3) (Amortized cost $1,999,678)	CA	2,000	1,999,678

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER(5) – 1.3%
European Investment Bank SNAT 0.13%, 10/12/11		2,000	1,999,921
Kreditanstalt fuer Wiederaufbau
0.11%, 10/13/11(3)	DE	1,325	1,324,951
0.17%, 10/17/11(3)	DE	2,500	2,499,811

Total Foreign Government Sponsored Commercial Paper (Amortized cost $5,824,683)			5,824,683

		Shares
MUTUAL FUNDS – 2.3%
Federated Prime Obligation Fund		5,107,196	5,107,196
State Street Institutional Liquid Reserves Fund		5,619,453	5,619,453

Total Mutual Funds (Cost $10,726,649)			10,726,649

Total Short Term Investments (Cost $77,932,048)			77,931,983

TOTAL INVESTMENTS – 114.1% (Cost $514,083,502)			518,578,772
Liabilities in excess of other assets – (14.1)%			(64,270,340)

NET ASSETS – 100.0%			$454,308,432

FDIC	Federal Deposit Insurance Corporation
SNAT	Supranational
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $44,220,717 which represents approximately 9.7% of net assets.

AU	Australia
CA	Canada
DE	Germany
GB	Great Britain
KR	Korea, Republic of
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands
SE	Sweden
VG	British Virgin Islands

+	Amount is less than 0.05%.
*	Unless otherwise noted the issuer country code for all securities is United States.
**	Security is fair valued by management.
(1)	Security is in default and is non-income producing.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(3)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $116,748,561, representing 25.7% of net assets.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Interest rates represent annualized yield at date of purchase.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Asset Backed Securities	$—	$338,665	$—	*	$338,665
Collateralized Mortgage Obligations	—	626,569	—		626,569
Commercial Mortgage Backed Securities	—	28,481,042	—		28,481,042
Corporate Debt Obligations (a)	—	181,928,686	—		181,928,686
Residential Non-Agency Mortgage Backed Securities	—	5,904,470	—		5,904,470
U.S. Government Guaranteed Notes	—	2,219,281	—		2,219,281
U.S. Government Agency Obligations	—	150,000,867	—		150,000,867
U.S. Treasury Obligations	71,147,209	—	—		71,147,209
Short Term Investments
Commercial Paper	—	59,380,973	—		59,380,973
Foreign Government Obligations	—	1,999,678	—		1,999,678
Foreign Government Sponsored Commercial Paper	—	5,824,683	—		5,824,683
Mutual Funds	10,726,649	—	—		10,726,649

Total Short Term Investments	10,726,649	67,205,334	—		77,931,983

Total Investments	$81,873,858	$436,704,914	$—	*	$518,578,772

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
*	The only investment held by the Fund whose fair value was determined using Level 3 inputs had a value of $0 and $0 at December 31, 2010, and September 30, 2011.
(a)	See Portfolio of Investments for additional detailed categorizations.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
COMMERCIAL PAPER(1) – 61.3%
Bank of Montreal 0.10%, 10/6/11	CA	$2,500	$2,499,965
Barclays U.S. Funding LLC
0.14%, 10/24/11		1,000	999,911
0.15%, 10/4/11		2,000	1,999,975
0.21%, 10/26/11		1,000	999,854
0.28%, 11/14/11		1,000	999,658
BHP Billiton Finance USA Ltd.
0.12%, 10/3/11(2)	AU	2,000	1,999,987
0.13%, 11/15/11(2)	AU	2,000	1,999,675
0.15%, 10/28/11(2)	AU	3,000	2,999,662
Chevron Corp.
0.02%, 10/20/11		2,000	1,999,979
0.06%, 10/3/11		5,000	4,999,983
Cisco Systems, Inc 0.08%, 10/11/11(2)		7,000	6,999,844
Citigroup Funding, Inc.
0.20%, 10/3/11		1,000	999,989
0.20%, 10/14/11		2,000	1,999,856
0.22%, 10/3/11		2,000	1,999,976
Coca-Cola Co.
0.09%, 11/4/11(2)		1,000	999,915
0.10%, 10/17/11(2)		1,100	1,099,951
0.15%, 1/5/12(2)		1,000	999,600
0.17%, 10/4/11(2)		2,500	2,499,965
0.18%, 2/1/12(2)		1,400	1,399,139
E. I. du Pont de Nemours and Co.
0.08%, 10/12/11(2)		5,000	4,999,878
0.10%, 11/9/11(2)		2,000	1,999,783
FCAR Owner Trust
0.19%, 10/5/11		2,000	1,999,958
0.20%, 10/7/11		1,200	1,199,960
0.27%, 10/4/11		500	499,989
0.38%, 11/7/11		1,000	999,609
0.42%, 12/15/11		300	299,738
General Electric Capital Corp. 0.09%, 10/12/11		3,000	2,999,917
Hewlett-Packard Co.
0.13%, 10/3/11(2)		800	799,994
0.15%, 10/17/11(2)		1,200	1,199,920
HSBC Finance Corp. 0.30%, 10/25/11		5,000	4,999,000
International Business Machines Corp. 0.05%, 10/19/11(2)		7,000	6,999,825
JP Morgan Chase & Co.
0.03%, 10/3/11		3,000	2,999,995
0.05%, 11/21/11		1,000	999,929
Nestle Capital Corp.
0.07%, 10/11/11(2)		1,000	999,981
0.08%, 12/21/11(2)		1,600	1,599,712
0.10%, 12/12/11(2)		2,100	2,099,580
0.17%, 10/14/11(2)		450	449,972
Nestle Finance International Ltd.
0.10%, 10/20/11	LU	400	399,979

	Country Code*	Principal Amount (000)	Value
0.12%, 10/17/11	LU	$600	$599,968
0.12%, 10/24/11	LU	850	849,935
PepsiCo, Inc.
0.07%, 10/24/11(2)		1,000	999,955
0.08%, 12/5/11(2)		500	499,928
0.09%, 11/17/11(2)		2,650	2,649,689
0.10%, 10/17/11(2)		1,500	1,499,933
0.10%, 11/7/11(2)		1,350	1,349,861
Pfizer, Inc. 0.04%, 10/4/11(2)		5,000	4,999,983
Philip Morris International, Inc.
0.08%, 10/3/11(2)		3,000	2,999,987
0.08%, 11/1/11(2)		2,000	1,999,862
Procter & Gamble International Funding SCA 0.06%, 10/17/11(2)	LU	690	689,982
Rabobank USA Financial Corp.
0.12%, 10/11/11		1,250	1,249,958
0.15%, 10/14/11		3,210	3,209,826
The Goldman Sachs Group, Inc. 0.55%, 3/13/12		1,800	1,795,490
The Proctor & Gamble Co.
0.10%, 10/4/11(2)		4,810	4,809,960
0.10%, 10/19/11(2)		1,500	1,499,925
Thunder Bay Funding LLC 0.20%, 11/21/11(2)		5,000	4,998,583
Toyota Motor Credit Corp. 0.13%, 10/18/11		5,000	4,999,693
UBS Finance Delaware LLC
0.14%, 10/27/11		2,000	1,999,798
0.21%, 10/24/11		2,800	2,799,624
0.24%, 10/17/11		190	189,980
United Parcel Service, Inc.
0.02%, 11/1/11(2)		5,500	5,499,929
0.03%, 10/13/11(2)		1,500	1,499,988
Wal-Mart Stores, Inc.
0.06%, 10/11/11(2)		4,000	3,999,933
0.06%, 10/12/11(2)		2,000	1,999,963
0.08%, 10/12/11(2)		500	499,988
0.08%, 11/7/11(2)		500	499,959

Total Commercial Paper (Amortized cost $139,735,283)			139,735,283

CORPORATE DEBT OBLIGATIONS – 2.6%
BANKS – 1.2%
Morgan Stanley 0.50%, 1/9/12(3)		2,700	2,700,009
FINANCIALS – 1.4%
The Goldman Sachs Group, Inc. 0.45%, 2/6/12(3)		3,200	3,200,465

Total Corporate Debt Obligations (Amortized cost $5,900,474)			5,900,474

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS(1) – 12.8%
Canadian Wheat Board
0.02%, 10/24/11	CA	$2,000	$1,999,974
0.03%, 10/3/11	CA	1,500	1,499,998
0.03%, 11/17/11	CA	2,500	2,499,902
Export Development Canada 0.03%, 11/15/11	CA	7,000	6,999,738
Government of Canada
0.01%, 11/3/11	CA	3,250	3,249,970
0.05%, 11/4/11	CA	1,000	999,953
0.06%, 12/12/11	CA	2,000	1,999,760
Province of British Columbia 0.08%, 1/4/12	CA	5,000	4,998,944
Province of Quebec
0.10%, 11/28/11(2)	CA	3,000	2,999,517
0.22%, 10/11/11(2)	CA	2,000	1,999,878

Total Foreign Government Obligations (Amortized cost $29,247,634)			29,247,634

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER(1) – 3.6%
European Investment Bank SNAT
0.13%, 10/12/11		1,200	1,199,952
0.16%, 10/11/11		2,000	1,999,911
Kreditanstalt fuer Wiederaufbau
0.11%, 10/11/11(2)	DE	2,375	2,374,928
0.11%, 10/13/11(2)	DE	1,625	1,624,940
0.17%, 10/17/11(2)	DE	1,000	999,925

Total Foreign Government Sponsored Commercial Paper (Amortized cost $8,199,656)			8,199,656

U.S. GOVERNMENT AGENCY OBLIGATIONS(1) – 2.7%
Federal Home Loan Mortgage Corp. Discount Notes
0.01%, 11/15/11		500	499,994
0.02%, 11/7/11		600	599,988
Federal National Mortgage Association Discount Notes
0.02%, 11/2/11		1,945	1,944,965
0.02%, 11/7/11		3,000	2,999,938

Total U.S. Government Agency Obligations (Amortized cost $6,044,885)			6,044,885

U.S. TREASURY OBLIGATIONS(1) – 9.1%
U.S. Treasury Bills
0.01%, 11/17/11		2,850	2,849,968
0.01%, 12/1/11		8,900	8,899,795
0.01%, 12/29/11		9,000	8,999,778

Total U.S. Treasury Obligations (Amortized cost $20,749,541)			20,749,541

		Shares
MUTUAL FUNDS – 7.9%
Federated Prime Obligation Fund		9,041,634	9,041,634

	Country Code*	Shares	Value
State Street Institutional Liquid Reserves Fund		9,020,861	$9,020,861

Total Mutual Funds (Cost $18,062,495)			18,062,495

TOTAL INVESTMENTS – 100.0% (Cost $227,939,968)			227,939,968
Liabilities in excess of other assets – 0.0%+			(107,923)

NET ASSETS – 100.0%			$227,832,045

SNAT	Supranational

AU	Australia
CA	Canada
DE	Germany
LU	Luxembourg

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Interest rates represent annualized yield at date of purchase.
(2)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $95,142,979, representing 41.8% of net assets.
(3)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper	$—	$139,735,283	$—	$139,735,283
Corporate Debt Obligations (a)	—	5,900,474	—	5,900,474
Foreign Government Obligations	—	29,247,634	—	29,247,634
Foreign Government Sponsored Commercial Paper	—	8,199,656	—	8,199,656
U.S. Government Agency Obligations	—	6,044,885	—	6,044,885
U.S. Treasury Obligations	—	20,749,541	—	20,749,541
Mutual Funds	18,062,495	—	—	18,062,495

Total Investments	$18,062,495	$209,877,473	$—	$227,939,968

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizatons.

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS – 11.3%
Deutsche Bundesrepublik Inflation Linked Bond 1.50%, 4/15/16	DE	$28,418	$41,252,147
France Government Inflation Linked Bond 1.60%, 7/25/15	FR	10,948	15,561,657
Hellenic Republic Government Inflation Linked Bond 2.30%, 7/25/30	GR	766	303,632
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond 2.10%, 9/15/21	IT	1,779	1,932,769

Total Foreign Government Obligations (Cost $59,951,259)			59,050,205

U.S. GOVERNMENT AGENCY OBLIGATIONS – 24.2%
Federal Home Loan Mortgage Corp.
4.00%, 11/1/39		2,992	3,137,714
4.00%, 1/1/41		28,750	30,139,065
4.00%, 9/1/41		8,300	8,698,573
Federal National Mortgage Association 4.50%, 8/1/41		39,573	42,035,578
Government National Mortgage Association 4.00%, 7/15/41		39,216	42,013,206

Total U.S. Government Agency Obligations (Cost $126,902,927)			126,024,136

U.S. TREASURY OBLIGATIONS – 50.3%
U.S. Treasury Inflation Indexed Bonds
0.13%, 4/15/16		13,000	13,431,704
0.50%, 4/15/15		15,595	16,227,154
0.63%, 7/15/21		1,864	1,945,224
1.13%, 1/15/21		862	941,228
1.25%, 4/15/14		2,172	2,276,037
1.38%, 7/15/18		1,896	2,101,278
1.38%, 1/15/20		5,696	6,340,303
1.63%, 1/15/15		1,221	1,313,911
1.75%, 1/15/28		12,940	14,990,697
1.88%, 7/15/13		16,928	17,718,661
1.88%, 7/15/15(1)		9,475	10,407,289
1.88%, 7/15/19		744	856,144
2.00%, 4/15/12		5,495	5,545,531
2.00%, 1/15/14		1,088	1,155,157
2.00%, 7/15/14		7,649	8,229,386
2.00%, 1/15/16		2,479	2,755,272
2.00%, 1/15/26		1,726	2,049,791
2.13%, 2/15/40		17,426	22,110,559
2.13%, 2/15/41		16,458	21,017,707
2.38%, 1/15/17		21,577	24,812,023
2.38%, 1/15/25(1)		30,460	37,625,834
2.38%, 1/15/27		7,581	9,478,879
2.50%, 1/15/29		4,157	5,337,387

	Country Code*	Principal Amount (000)	Value
3.00%, 7/15/12		$2,054	$2,112,123
3.38%, 1/15/12		611	615,809
3.38%, 4/15/32		1,064	1,569,274
3.63%, 4/15/28(2)		6,832	9,825,834
3.88%, 4/15/29		12,616	18,981,430

Total U.S. Treasury Obligations (Cost $247,403,969)			261,771,626

		Notional Amount (000)
SWAPTIONS PURCHASED – 0.1%
CALL SWAPTIONS – 0.1%
OTC – 10 Year Interest Rate Swap, exercise rate 4.31%, expires 1/14/13		1,100	186,514

PUT SWAPTIONS – 0.0%+
OTC – 10 Year Interest Rate Swap, exercise rate 3.90%, expires 9/9/13		5,300	101,046
OTC – 10 Year Interest Rate Swap, exercise rate 4.31%, expires 1/14/13		1,100	7,087

			108,133

Total Swaptions Purchased (Cost $239,880)			294,647

		Shares
SHORT TERM INVESTMENTS – 14.3%
MUTUAL FUNDS – 14.3%
BlackRock Liquidity Funds TempFund		37,078,881	37,078,881
State Street Institutional U.S. Government Money Market Fund		37,078,881	37,078,881

Total Short Term Investments (Cost $74,157,762)			74,157,762

TOTAL INVESTMENTS – 100.2% (Cost $508,655,797)			521,298,376
Liabilities in excess of other assets – (0.2)%			(1,214,696)

NET ASSETS – 100.0%			$520,083,680

OTC	Over the Counter
DE	Germany
FR	France
GR	Greece
IT	Italy

*	Unless otherwise noted the issuer country code for all securities is United States.

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

+	Amount is less than 0.05%.
(1)	Security (or a portion thereof) has been pledged as collateral for open swap and swaption contracts. At the period end, the value of securities pledged amounted to $1,696,832.

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, securities (or portions thereof) with an aggregate market value of $1,004,481 and cash of $1,778,000 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Short	90-Day Australia Bank Bill December Futures	12/8/11	121	115,926,630	115,866,072	60,558
Short	90-Day Canada Bankers Acceptance March Futures	3/19/12	223	52,615,934	52,722,827	(106,893)
Short	German Euro-Bobl December Futures	12/8/11	323	53,333,800	52,850,438	483,362
Short	German Euro-Bund December Futures	12/8/11	37	6,811,421	6,765,911	45,510
Long	U.S. Treasury 10 Year Note December Futures	12/20/11	513	66,516,525	66,738,094	221,569
Short	U.S. Treasury 2 Year Note December Futures	12/30/11	315	69,418,480	69,363,985	54,495
Short	U.S. Treasury 30 Year Bond December Futures	12/20/11	237	32,196,190	33,802,125	(1,605,935)
Long	U.S. Treasury 5 Year Note December Futures	12/30/11	38	4,651,003	4,654,406	3,403
Short	Ultra Long U.S. Treasury Bond December Futures	12/20/11	149	22,583,834	23,635,125	(1,051,291)

Net unrealized depreciation						(1,895,222)

(3)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Deutsche Bank AG (London)	EUR	1,780,000	USD	2,552,048	10/26/11	167,711
Royal Bank of Scotland PLC	EUR	42,540,000	USD	57,439,082	10/26/11	456,087
Royal Bank of Scotland PLC	USD	527,796	EUR	370,000	10/26/11	(32,175)
Royal Bank of Scotland PLC	USD	576,576	EUR	400,000	10/26/11	(40,770)
UBS AG	EUR	280,000	USD	403,932	10/26/11	28,868

Net unrealized appreciation						579,721

EUR	- Euro
USD	- United States Dollar

(4)	At the period end, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

Type	Desctiption	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Put	U.S Treasury 30 Year Bond November Futures	11/25/11	133.00	73	43,344

Written option contracts (Premium received, $211,974)				73	43,344

Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC – 10 Year Interest Rate Swap	Barclays Bank PLC*	Receive	3-Month USD-LIBOR	4.13%	12/16/11	6,200	1,111,290

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC – 10 Year Interest Rate Swap	Barclays Bank PLC*	Pay	3-Month USD-LIBOR	4.13%	12/16/11	6,200	233
Call	OTC – 10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	2.15%	9/9/13	5,300	153,274
Call	OTC – 10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	3.91%	3/19/12	8,000	1,223,841
Put	OTC – 10 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.91%	3/19/12	8,000	10,096
Put	OTC – 5 Year Interest Rate Swap	Deutsche Bank AG**	Pay	3-Month USD-LIBOR	1.45%	11/14/11	5,600	15,761
Put	OTC – 5 Year Interest Rate Swap	Deutsche Bank AG**	Pay	3-Month USD-LIBOR	1.45%	11/14/11	3,500	9,851
Call	OTC – 10 Year Interest Rate Swap	Deutsche Bank AG**	Receive	3-Month USD-LIBOR	3.99%	12/19/11	5,500	914,996
Put	OTC – 10 Year Interest Rate Swap	Deutsche Bank AG**	Pay	3-Month USD-LIBOR	3.99%	12/19/11	5,500	408
Call	OTC – 10 Year Interest Rate Swap	Deutsche Bank AG**	Receive	3-Month USD-LIBOR	4.01%	2/2/12	6,400	1,054,062
Put	OTC – 10 Year Interest Rate Swap	Deutsche Bank AG**	Pay	3-Month USD-LIBOR	4.01%	2/2/12	6,400	2,625
Call	OTC – 10 Year Interest Rate Swap	Deutsche Bank AG**	Receive	3-Month USD-LIBOR	4.13%	12/16/11	4,000	716,961
Put	OTC – 10 Year Interest Rate Swap	Deutsche Bank AG**	Pay	3-Month USD-LIBOR	4.13%	12/16/11	4,000	150

Written swaptions (Premium received, $2,527,916)							74,600	5,213,548

LIBOR	- London Interbank Offered Rate
OTC	- Over the Counter
USD	- United States Dollar

(5)	At the period end, open swap contracts were as follows:

Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Citibank NA	Pay	3-Month USD-LIBOR	3.38%	5/4/21	4,000	467,139	467,139
Citibank NA	Pay	3-Month USD-LIBOR	2.71%	8/8/21	9,500	531,637	531,637
Citibank NA	Receive	3-Month USD-LIBOR	0.64%	6/21/13	28,000	(39,433)	(39,433)
Deutsche Bank AG**	Pay	3-Month USD-LIBOR	1.16%	9/23/16	1,300	(5,751)	(5,751)
Deutsche Bank AG**	Pay	CPURNSA Index	2.47%	10/25/20	2,500	46,748	46,748
Deutsche Bank AG**	Pay	3-Month USD-LIBOR	3.26%	5/9/21	3,500	372,247	372,247
Deutsche Bank AG**	Pay	CPURNSA Index	2.67%	6/23/21	4,910	240,160	240,160
Deutsche Bank AG**	Pay	3-Month USD-LIBOR	2.17%	9/13/21	7,000	42,918	42,918
Deutsche Bank AG**	Pay	3-Month USD-LIBOR	2.08%	9/28/21	3,200	(8,180)	(8,180)
Deutsche Bank AG**	Receive	CPURNSA Index	1.84%	10/25/15	4,700	43,029	43,029

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Deutsche Bank AG**	Receive	3-Month USD-LIBOR	1.19%	9/28/16	800	2,756	2,756

Total					69,410	1,693,270	1,693,270

Total Return Swap Contracts

Pay/Receive Total Return on Reference Entity	Counterparty	Reference Entity	Number of Shares or Units	Floating Rate	Notional Amount (000) ($)	Maturity Date	Market Value ($)	Unrealized Depreciation ($)
Receive	Barclays Bank PLC*	Barclays Capital Inflation Linked Index	726,158	1-Month USD-LIBOR	197,914	10/26/11	196,532,411	(1,381,589)

CPURNSA	- Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar

*	At the period end, cash of $510,000 has been pledged as collateral for these open swaps and written swaption contracts.
**	At the period end, cash of $700,000 has been pledged as collateral for these open swaps and written swaption contracts.

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Government Obligations	$—	$59,050,205	$—	$59,050,205
U.S. Government Agency Obligations	—	126,024,136	—	126,024,136
U.S. Treasury Obligations	261,771,626	—	—	261,771,626
Swaptions Purchased (a)	—	294,647	—	294,647
Short Term Investments
Mututal Funds	74,157,762	—	—	74,157,762

Total Investments	335,929,388	185,368,988	—	521,298,376

Financial Derivative Instruments
Futures Contracts	279,467	589,430	—	868,897
Forward Foreign Currency Exchange Contracts	—	652,666	—	652,666
Swap Contracts (a)	—	1,746,634	—	1,746,634

Total Financial Derivative Instruments	$279,467	$2,988,730	$—	$3,268,197

Liabilities	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial Derivative Instruments
Futures Contracts	$(2,764,119)	$—	$—	$(2,764,119)
Forward Foreign Currency Exchange Contracts	—	(72,945)	—	(72,945)
Written Option Contracts	(43,344)	—	—	(43,344)
Written Swaption Contracts	—	(5,213,548)	—	(5,213,548)
Swap Contracts (a)	—	(1,434,953)	—	(1,434,953)

Total Financial Derivative Instruments	$(2,807,463)	$(6,721,446)	$—	$(9,528,909)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizatons.

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 6.9%
Access Group, Inc., Series 2003-1, Class A2 0.62%, 12/27/16(1)		$4,232	$4,210,433
Ally Master Owner Trust, Series 2011-3, Class A2 1.81%, 5/15/16		8,300	8,370,917
Bank of America Auto Trust, Series 2009-2A, Class A3 2.13%, 9/15/13(2)		2,624	2,635,013
Bank of America Auto Trust, Series 2009-3A, Class A3 1.67%, 12/15/13(2)		4,752	4,771,094
Brazos Higher Education Authority, Series 2004-I, Class A2 0.52%, 6/27/22(1)		4,328	4,294,657
Brazos Higher Education Authority, Series 2005-1, Class 1A2 0.44%, 12/26/18(1)		3,193	3,168,453
Brazos Higher Education Authority, Series 2005-2, Class A10 0.48%, 12/26/19(1)		7,500	7,320,917
Brazos Higher Education Authority, Series 2005-2, Class A9 0.46%, 12/26/17(1)		3,474	3,455,459
Brazos Higher Education Authority, Series 2011-2, Class A2 1.10%, 7/25/29(1)		6,100	6,025,506
College Loan Corporation Trust, Series 2004-1, Class A3 0.41%, 4/25/21(1)		3,269	3,262,946
College Loan Corporation Trust, Series 2005-2, Class A2 0.36%, 10/15/21(1)		1,264	1,258,876
Ford Credit Auto Owner Trust, Series 2009-E, Class A3 1.51%, 1/15/14		5,040	5,060,808
Nelnet Student Loan Corp., Series 2004-2A, Class A3 0.41%, 11/25/15(1)		168	167,728
Northstar Education Finance, Inc., Series 2004-1, Class A3 0.42%, 4/28/17(1)		1,250	1,248,800

	Country Code**	Principal Amount (000)	Value
Northstar Education Finance, Inc., Series 2004-2, Class A1 0.37%, 4/28/16(1)		$3,061	$2,973,177
SLM Student Loan Trust, Series 2003-11, Class A4 0.54%, 6/15/20(1)		4,415	4,398,561
SLM Student Loan Trust, Series 2004-2, Class A4 0.38%, 10/25/19(1)		2,830	2,813,918
SLM Student Loan Trust, Series 2007-1, Class A3 0.28%, 7/25/18(1)		5,192	5,175,969
SLM Student Loan Trust, Series 2007-7, Class A2 0.45%, 1/25/16(1)		2,351	2,342,146
Student Loan Consolidation Center, Series 2011-1, Class A 1.45%, 10/25/27(1)(2)		1,903	1,895,431
World Financial Network Credit Card Master Trust, Series 2009-B, Class A 3.79%, 5/15/16		4,500	4,596,853

Total Asset Backed Securities (Cost $79,232,816)			79,447,662

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.5%
Federal National Mortgage Association, Series 2009-70, Class AL 5.00%, 8/25/19		10,662	11,517,255
FHLMC Multifamily Structured Pass Through Trust, Series K011, Class A2 4.08%, 11/25/20(1)		12,000	13,008,563
FHLMC Multifamily Structured Pass Through Trust, Series K703, Class A2 2.70%, 5/25/18		15,400	15,455,441

Total Collateralized Mortgage Obligations (Cost $38,874,732)			39,981,259

CONVERTIBLE BONDS – 0.4%
OIL & GAS – EXPLORATION & PRODUCTION – 0.4%
Transocean, Inc., Series B 1.50%, 12/15/37 (Cost $4,340,185)	KY	4,450	4,388,813

CORPORATE DEBT OBLIGATIONS – 51.1%
AUTO PARTS – 0.4%
Johnson Controls, Inc. 1.75%, 3/1/14		4,825	4,862,731

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
BANKS – 16.6%
Achmea Hypotheekbank NV 3.20%, 11/3/14(2)	NL	$3,700	$3,911,629
Banco Santander Chile 2.88%, 11/13/12(2)	CL	6,400	6,390,976
Bank of America Corp. 1.67%, 1/30/14(1)		725	656,658
Bank of Nova Scotia 2.15%, 8/3/16(2)	CA	6,600	6,713,038
Canadian Imperial Bank of Commerce 2.75%, 1/27/16(2)	CA	2,600	2,723,159
Capital One Financial Corp.
2.13%, 7/15/14		2,800	2,772,098
7.38%, 5/23/14		3,522	3,934,039
Cie de Financement Foncier 2.13%, 4/22/13(2)	FR	2,300	2,304,059
Citigroup, Inc.
5.50%, 10/15/14		6,625	6,883,044
6.38%, 8/12/14		1,875	1,985,098
Commonwealth Bank of Australia 2.40%, 1/12/12(2)	AU	4,600	4,624,776
Credit Suisse New York 1.21%, 1/14/14(1)	CH	8,100	7,947,445
DnB NOR Boligkreditt
2.10%, 10/14/15(2)	NO	8,100	8,197,508
2.90%, 3/29/16(2)	NO	7,600	7,876,009
ING Bank NV
1.74%, 6/9/14(1)(2)	NL	3,525	3,464,997
2.50%, 1/14/16(2)	NL	5,500	5,511,440
3.90%, 3/19/14(2)	NL	2,700	2,891,767
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	4,800	4,664,424
JPMorgan Chase & Co. 1.05%, 1/24/14(1)		16,300	16,119,314
Lloyds TSB Bank PLC 4.38%, 1/12/15(2)	GB	1,625	1,589,915
Morgan Stanley
3.80%, 4/29/16		1,950	1,797,764
4.10%, 1/26/15		7,000	6,674,640
Nordea Eiendomskreditt AS 1.88%, 4/7/14(2)	NO	6,700	6,785,653
Royal Bank of Scotland PLC
1.50%, 3/30/12(2)	GB	9,400	9,448,701
2.63%, 5/11/12(2)	GB	4,800	4,860,994
Royal Bank of Scotland PLC, Series 2 3.40%, 8/23/13	GB	2,725	2,712,438
Sparebank 1 Boligkreditt
1.25%, 10/25/13(2)	NO	8,300	8,336,354
2.63%, 5/27/16(2)	NO	9,100	9,290,763
Stadshypotek AB 1.45%, 9/30/13(2)	SE	7,500	7,544,940
Standard Chartered PLC 3.85%, 4/27/15(2)	GB	3,150	3,226,838
Swedbank Hypotek AB 0.81%, 3/28/14(1)(2)	SE	1,600	1,602,037
The Toronto-Dominion Bank
0.88%, 9/12/14(2)	CA	5,000	4,981,355

	Country Code**	Principal Amount (000)	Value
1.63%, 9/14/16(2)	CA	$6,700	$6,676,885
UBS AG 2.25%, 8/12/13	CH	4,925	4,836,695
Wachovia Corp. 5.50%, 5/1/13		10,550	11,210,989
Wells Fargo & Co. 4.38%, 1/31/13		1,000	1,037,617

			192,186,056

BIOTECHNOLOGY – 0.2%
Life Technologies Corp. 4.40%, 3/1/15		2,275	2,384,998

CABLE – 0.3%
Time Warner Cable, Inc. 6.20%, 7/1/13		3,350	3,618,915

COMPUTER & PERIPHERALS – 0.6%
Dell, Inc. 1.40%, 9/10/13		3,050	3,067,190
Hewlett-Packard Co. 6.13%, 3/1/14		3,250	3,552,975

			6,620,165

ELECTRIC UTILITIES – 2.0%
Arizona Public Service Co. 6.50%, 3/1/12		2,725	2,780,786
Commonwealth Edison Co. 1.63%, 1/15/14		4,800	4,832,928
Dominion Resources, Inc. 1.80%, 3/15/14		3,100	3,128,343
DTE Energy Co. 7.63%, 5/15/14		3,400	3,887,088
Enel Finance International SA 5.70%, 1/15/13(2)	LU	2,842	2,906,616
Georgia Power Co. 1.30%, 9/15/13		1,650	1,660,971
Wisconsin Electric Power Co. 6.00%, 4/1/14		3,875	4,338,070

			23,534,802

ELECTRONICS – 0.4%
Thermo Fisher Scientific, Inc. 2.05%, 2/21/14		4,875	5,012,626

ENVIRONMENTAL SERVICES – 0.4%
Waste Management, Inc.
5.00%, 3/15/14		1,825	1,982,959
6.38%, 11/15/12		2,275	2,409,225

			4,392,184

FINANCIALS – 1.8%
American Express Credit Corp. 2.75%, 9/15/15		5,200	5,225,522
Caisse centrale Desjardins du Quebec 2.55%, 3/24/16(2)	CA	2,500	2,595,040

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
General Electric Capital Corp. 6.00%, 6/15/12		$1,000	$1,037,064
HSBC Finance Corp. 0.52%, 4/24/12(1)		3,400	3,381,001
John Deere Capital Corp. 5.25%, 10/1/12		525	548,605
LeasePlan Corp. NV 3.00%, 5/7/12(2)	NL	3,900	3,953,605
Merrill Lynch & Co., Inc. 5.45%, 7/15/14		4,625	4,525,983

			21,266,820

FOOD, BEVERAGES & RESTAURANTS – 2.1%
Anheuser-Busch InBev NV 4.70%, 4/15/12		1,725	1,760,754
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 3/26/13		3,075	3,141,725
3.00%, 10/15/12		1,725	1,760,830
5.38%, 11/15/14		1,325	1,480,560
General Mills, Inc.
5.25%, 8/15/13		2,125	2,291,334
6.00%, 2/15/12		2,850	2,903,589
Kellogg Co.
4.25%, 3/6/13		998	1,043,106
5.13%, 12/3/12		2,050	2,148,117
Kraft Foods, Inc. 2.63%, 5/8/13		4,950	5,052,643
Pepsico, Inc. 4.65%, 2/15/13		1,000	1,054,334
The Kroger Co. 6.75%, 4/15/12		1,200	1,237,154

			23,874,146

HEALTH CARE – PRODUCTS – 1.3%
Covidien International Finance SA 1.88%, 6/15/13	LU	5,375	5,450,702
Dentsply International, Inc. 1.80%, 8/15/13(1)		4,275	4,286,303
St. Jude Medical, Inc. 3.75%, 7/15/14		4,850	5,172,326

			14,909,331

INSURANCE – 1.6%
Metropolitan Life Global Funding I
2.50%, 1/11/13(2)		3,000	3,031,890
5.13%, 11/9/11(2)		3,150	3,162,773
5.13%, 4/10/13(2)		1,000	1,049,618
5.13%, 6/10/14(2)		2,750	2,970,176
New York Life Global Funding 4.65%, 5/9/13(2)		1,000	1,055,882
Prudential Financial, Inc.
2.75%, 1/14/13		4,350	4,388,380
5.10%, 9/20/14		774	816,125
The Chubb Corp. 6.00%, 11/15/11		2,050	2,061,821

			18,536,665

	Country Code**	Principal Amount (000)	Value
INVESTMENT COMPANIES – 1.2%
FIH Erhvervsbank A/S
2.00%, 6/12/13(2)	DK	$6,100	$6,238,427
2.45%, 8/17/12(2)	DK	7,200	7,312,831

			13,551,258

MANUFACTURING DIVERSIFIED – 0.3%
Tyco International Finance SA 6.00%, 11/15/13	LU	3,115	3,410,352

MULTIMEDIA – 1.7%
Comcast Cable Communications Holdings, Inc. 8.38%, 3/15/13		4,300	4,724,453
NBCUniversal Media LLC 2.10%, 4/1/14		2,975	3,020,053
Reed Elsevier Capital, Inc. 4.63%, 6/15/12		5,650	5,778,690
The Walt Disney Co. 6.38%, 3/1/12		2,700	2,761,655
Thomson Reuters Corp. 5.95%, 7/15/13	CA	3,000	3,241,314

			19,526,165

OFFICE EQUIPMENT – 0.3%
Xerox Corp. 1.11%, 5/16/14(1)		4,025	3,988,437

OIL & GAS – 1.8%
Apache Corp. 6.00%, 9/15/13		4,000	4,376,496
BP Capital Markets PLC 3.13%, 10/1/15	GB	2,700	2,789,856
Gazprom OAO Via Gaz Capital SA 9.25%, 4/23/19	LU	380	440,800
PC Financial Partnership 5.00%, 11/15/14		2,650	2,874,545
Shell International Finance BV 1.88%, 3/25/13	NL	5,700	5,817,015
TNK-BP Finance SA
6.63%, 3/20/17	LU	516	512,130
7.50%, 7/18/16	LU	346	359,017
7.88%, 3/13/18	LU	270	280,800
Total Capital Canada Ltd. 1.63%, 1/28/14	CA	3,250	3,306,976

			20,757,635

PERSONAL PRODUCTS – 0.4%
The Procter & Gamble Co. 0.70%, 8/15/14		4,350	4,358,861

PHARMACEUTICALS – 1.7%
Express Scripts, Inc.
5.25%, 6/15/12		3,075	3,157,475
6.25%, 6/15/14		900	990,640

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
McKesson Corp. 3.25%, 3/1/16		$3,075	$3,241,874
Medco Health Solutions, Inc. 2.75%, 9/15/15		2,700	2,715,268
Novartis Capital Corp. 1.90%, 4/24/13		2,975	3,035,892
Pfizer, Inc. 4.45%, 3/15/12		3,325	3,381,778
Teva Pharmaceutical Finance III LLC 1.50%, 6/15/12		3,650	3,670,889

			20,193,816

PIPELINES – 0.4%
Enterprise Products Operating LLC 7.63%, 2/15/12		2,475	2,527,359
TransCanada PipeLines Ltd. 8.63%, 5/15/12	CA	1,525	1,598,308

			4,125,667

REAL ESTATE INVESTMENT TRUSTS – 0.9%
HCP, Inc. 2.70%, 2/1/14		1,525	1,502,387
Simon Property Group LP 4.20%, 2/1/15		3,675	3,877,930
WEA Finance LLC / WCI Finance LLC 5.40%, 10/1/12(2)		4,350	4,484,563

			9,864,880

REFINING – 0.6%
Energy Transfer Partners LP 5.65%, 8/1/12		3,325	3,427,144
XTO Energy, Inc. 5.75%, 12/15/13		3,175	3,526,790

			6,953,934

RETAIL – 0.4%
Wal-Mart Stores, Inc. 3.20%, 5/15/14		4,000	4,250,980

SAVINGS & LOANS – 0.2%
U.S. Central Federal Credit Union 1.90%, 10/19/12		2,400	2,441,719

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%
Intel Corp. 1.95%, 10/1/16		3,175	3,197,908

SOFTWARE – 0.8%
Microsoft Corp. 2.95%, 6/1/14		5,000	5,306,615
Oracle Corp. 4.95%, 4/15/13		4,100	4,363,273

			9,669,888

	Country Code**	Principal Amount (000)	Value
SPECIAL PURPOSE BANKS – 4.2%
Kreditanstalt fuer Wiederaufbau
0.24%, 6/17/13(1)	DE	$11,900	$11,893,752
2.50%, 5/28/13	DE	5,500	5,680,054
Landwirtschaftliche Rentenbank
1.88%, 9/24/12	DE	12,300	12,464,094
2.13%, 7/15/16	DE	3,000	3,098,745
3.25%, 3/15/13	DE	9,000	9,338,418
4.13%, 7/15/13	DE	5,200	5,515,796

			47,990,859

SPECIAL PURPOSE ENTITIES – 0.5%
MassMutual Global Funding II 0.86%, 9/27/13(1)(2)		5,300	5,321,905

TELECOMMUNICATIONS – 4.5%
AT&T, Inc.
2.40%, 8/15/16		7,950	8,023,561
2.95%, 5/15/16		5,325	5,494,867
Deutsche Telekom International Finance BV 5.88%, 8/20/13	NL	2,675	2,861,988
France Telecom SA 4.38%, 7/8/14	FR	6,000	6,402,420
Rogers Communications, Inc.
5.50%, 3/15/14	CA	625	682,914
6.25%, 6/15/13	CA	2,100	2,273,456
6.38%, 3/1/14	CA	4,250	4,717,564
Telecom Italia Capital 5.25%, 11/15/13	LU	4,175	4,080,958
Telefonica Emisiones SAU 5.86%, 2/4/13	ES	3,500	3,562,419
Verizon Wireless Capital LLC
5.25%, 2/1/12		4,625	4,689,380
7.38%, 11/15/13		1,803	2,022,106
Vodafone Group PLC
2.88%, 3/16/16	GB	4,225	4,318,474
5.35%, 2/27/12	GB	3,225	3,283,173

			52,413,280

TOBACCO – 0.3%
Philip Morris International, Inc. 4.88%, 5/16/13		3,750	3,978,656

TRANSPORTATION – 1.3%
Burlington Northern Santa Fe Corp. 5.90%, 7/1/12		4,200	4,343,401
CSX Corp. 5.75%, 3/15/13		2,450	2,604,250
OeBB Infrastruktur AG 4.63%, 11/21/13	AT	7,700	8,266,812

			15,214,463

UTILITIES – 1.6%
Duke Energy Corp. 6.30%, 2/1/14		5,750	6,374,922

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
MidAmerican Energy Holdings Co. 5.00%, 2/15/14		$3,600	$3,876,512
Progress Energy, Inc. 6.85%, 4/15/12		3,050	3,146,084
Public Service Co. of Colorado 7.88%, 10/1/12		1,125	1,202,613
Southern Co.
0.65%, 10/21/11(1)		2,100	2,100,426
4.15%, 5/15/14		1,400	1,492,107

			18,192,664

Total Corporate Debt Obligations (Cost $584,982,347)			590,602,766

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 0.1%
Swedish Housing Finance Corp. 3.13%, 3/23/12(2) (Cost $1,713,913)	SE	1,700	1,720,614

FOREIGN GOVERNMENT OBLIGATIONS – 1.5%
Colombia Government International Bond 4.38%, 7/12/21	CO	3,140	3,202,800
Province of Ontario 1.88%, 11/19/12	CA	14,300	14,504,547

Total Foreign Government Obligations (Cost $17,419,099)			17,707,347

MUNICIPAL BONDS – 3.2%
New York City, Subseries D 5.07%, 12/1/14		5,300	5,884,378
New York State Dormitory Authority
1.53%, 3/15/13		1,060	1,070,081
2.00%, 3/15/14		719	733,653
North Texas Tollway Authority 2.44%, 9/1/13		3,975	4,083,597
Pennsylvania Higher Education Assistance Agency 0.85%, 4/25/19(1)		2,702	2,703,699
San Francisco, California City & County Airports Commission 1.87%, 5/1/12		3,500	3,523,905
South Carolina Student Loan Corp., Series A-1 0.43%, 12/3/18(1)		6,651	6,547,044
State of California 3.95%, 11/1/15		1,950	2,064,621
State of New Jersey 2.02%, 8/15/14		5,300	5,471,826
State of Wisconsin 4.80%, 5/1/13		4,300	4,552,840

Total Municipal Bonds (Cost $36,158,582)			36,635,644

	Country Code**	Principal Amount (000)	Value
U.S. GOVERNMENT GUARANTEED NOTES – 6.7%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.79%, 2/25/48(1)(2)		$1,899	$1,902,241
NCUA Guaranteed Notes, Series 2010-A1, Class A 0.57%, 12/7/20(1)		2,158	2,162,338
NCUA Guaranteed Notes, Series 2010-R1, Class 1A 0.67%, 10/7/20(1)		1,369	1,371,389
NCUA Guaranteed Notes, Series 2010-R1, Class 2A 1.84%, 10/7/20		661	668,890
NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.59%, 11/6/17(1)		2,794	2,795,365
NCUA Guaranteed Notes, Series 2011-R1, Class 1A 0.67%, 1/8/20(1)		2,488	2,495,407
NCUA Guaranteed Notes, Series 2011-R3, Class 1A 0.63%, 3/11/20(1)		4,450	4,455,407
NCUA Guaranteed Notes, Series 2011-R4, Class 1A 0.60%, 3/6/20(1)		4,780	4,780,444
NCUA Guaranteed Notes, Series 2011-R5, Class 1A 0.60%, 4/6/20(1)		4,794	4,795,112
NCUA Guaranteed Notes, Series 2011-R6, Class 1A 0.60%, 5/7/20(1)		4,710	4,710,396
TLGP Ally Financial, Inc. 2.20%, 12/19/12		6,900	7,052,235
TLGP Citigroup Funding, Inc.
1.88%, 10/22/12		11,300	11,478,517
1.88%, 11/15/12		4,300	4,373,422
TLGP Citigroup, Inc. 2.13%, 4/30/12		8,600	8,695,030
TLGP General Electric Capital Corp. 2.20%, 6/8/12		15,000	15,204,450

Total U.S. Government Guaranteed Notes (Cost $76,248,748)			76,940,643

U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.6%
Federal Home Loan Mortgage Corp.
0.38%, 10/30/13		22,300	22,265,480
3.55%, 11/1/41(3)		6,500	6,683,164
4.50%, 1/15/13(4)		8,200	8,637,355
4.50%, 5/1/23		10	10,700
5.00%, 3/1/16		1	786
5.00%, 5/1/16		2	2,009
5.00%, 9/1/16		4	4,148
5.00%, 11/1/16		64	68,312
5.00%, 3/1/18		1	1,062
5.50%, 1/1/20		754	822,364
6.50%, 10/1/37		458	518,130
6.50%, 12/1/38		275	309,010

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)		Value
Federal National Mortgage Association
1.13%, 7/25/14		$10,000		$10,013,980
2.80%, 3/1/18		3,368		3,461,925
3.38%, 11/1/20		2,183		2,270,589
3.42%, 10/1/20		1,588		1,656,053
3.50%, 2/1/41		995		1,023,251
3.63%, 12/1/20		1,191		1,257,714
3.74%, 6/1/18		30,062		32,204,401
3.75%, 3/1/18		4,100		4,390,752
3.84%, 5/1/18		2,320		2,493,369
4.01%, 9/1/21		2,100		2,260,242
4.32%, 7/1/21		19,963		21,886,793
5.50%, 5/1/25		10,792		11,717,024
6.00%, 3/1/32		0	*	81
6.00%, 5/1/33		3		2,896
6.00%, 12/1/33		1		1,656
6.00%, 4/1/35		2		2,087
6.00%, 2/1/36		4		4,607
6.00%, 3/1/36		3		3,446
6.00%, 5/1/36		1		1,387
6.00%, 6/1/36		3		3,581

Total U.S. Government Agency Obligations (Cost $132,733,673)				133,978,354

U.S. TREASURY OBLIGATIONS – 13.0%
U.S. Treasury Inflation Index Bonds 0.63%, 7/15/21		2,105		2,197,048
U.S. Treasury Notes
0.38%, 8/31/12		15,000		15,027,540
0.38%, 10/31/12		24,500		24,550,715
0.63%, 7/31/12		86,600		86,931,678
0.63%, 1/31/13		1,400		1,407,656
1.38%, 1/15/13		20,400		20,700,431

Total U.S. Treasury Obligations (Cost $150,374,434)				150,815,068

		Shares
SHORT TERM INVESTMENTS – 2.1%
MUTUAL FUNDS – 2.1%
State Street Institutional Liquid Reserves Fund (Cost $24,444,421)		24,444,421		24,444,421

TOTAL INVESTMENTS – 100.1% (Cost $1,146,522,950)				1,156,662,591
Liabilities in excess of other assets – (0.1)%				(819,390)

NET ASSETS – 100.0%				$1,155,843,201

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
NCUA	National Credit Union Administration
TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.

AT	Austria
AU	Australia
CA	Canada
CH	Switzerland
CL	Chile
CO	Columbia
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
IT	Italy
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands
NO	Norway
SE	Sweden

*	Amount is less than $500.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $175,961,512, representing 15.2% of net assets.
(3)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(4)	At the period end, securities (or portions thereof) with an aggregate market value of $1,580,004 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Short	U.S. Treasury 10 Year Note December Futures	12/20/11	503	64,974,749	65,437,157	(462,408)
Long	U.S. Treasury 2 Year Note December Futures	12/30/11	1,765	389,130,432	388,658,517	(471,915)
Short	U.S. Treasury 30 Year Bond December Futures	12/20/11	526	73,697,426	75,020,750	(1,323,324)
Long	U.S. Treasury 5 Year Note December Futures	12/30/11	450	55,102,085	55,117,969	15,884
Long	Ultra Long U.S. Treasury Bond December Futures	12/20/11	69	10,492,069	10,945,125	453,056

Net unrealized depreciation						(1,788,707)

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(5)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$79,447,662	$—	$79,447,662
Collateralized Mortgage Obligations	—	39,981,259	—	39,981,259
Convertible Bonds (a)	—	4,388,813	—	4,388,813
Corporate Debt Obligations (a)	—	590,602,766	—	590,602,766
Foreign Government Agency Obligations	—	1,720,614	—	1,720,614
Foreign Government Obligations	—	17,707,347	—	17,707,347
Municipal Bonds	—	36,635,644	—	36,635,644
U.S. Government Guaranteed Notes	—	76,940,643	—	76,940,643
U.S. Government Agency Obligations	—	133,978,354	—	133,978,354
U.S. Treasury Obligations	150,815,068	—	—	150,815,068
Short Term Investments
Mutual Funds	24,444,421	—	—	24,444,421

Total Investments	175,259,489	981,403,102	—	1,156,662,591

Financial Derivative Instruments
Futures Contracts	468,940	—	—	468,940

Total Financial Derivative Instruments	$468,940	$—	$—	$468,940

Liabilities	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial Derivative Instruments
Futures Contracts	$(2,257,647)	$—	$—	$(2,257,647)

Total Financial Derivative Instruments	$(2,257,647)	$—	$—	$(2,257,647)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizatons.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.2%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A 0.30%, 1/25/37(1)		$22	$4,623
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 5.47%, 1/25/37(2)		294	113,880
Lehman XS Trust, Series 2005-7N, Class 3A1 0.51%, 12/25/35(1)		275	135,948
SACO I Trust, Series 2005-2, Class A 0.63%, 4/25/35(1)(3)		20	7,583

Total Asset Backed Securities (Cost $191,292)			262,034

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.9%
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6 0.63%, 5/25/35(1)		41	27,257
Banc of America Funding Corp., Series 2006-A, Class 3A2 2.85%, 2/20/36(1)		339	175,017
Banc of America Funding Corp., Series 2006-B, Class 2A1 2.86%, 3/20/36(1)		126	84,570
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 5.31%, 10/25/35(1)		48	28,545
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A5 0.46%, 5/20/46(1)		53	21,462
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A1 0.55%, 3/25/35(1)		73	43,882
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class A1A 0.55%, 3/25/35(1)		43	21,346
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A3 5.50%, 12/25/35		29	20,880

	Country Code*	Principal Amount (000)	Value
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A 0.48%, 3/19/45(1)		$17	$11,157
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5 6.00%, 5/25/36		35	25,265
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A 0.47%, 3/19/36(1)		395	229,463
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2 6.00%, 7/25/37		235	179,064
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR13, Class 4A1 2.47%, 8/25/35(1)		33	23,937
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR15, Class A1 4.93%, 9/25/35(1)		47	36,065
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97 6.00%, 8/25/37		58	49,940
MortgageIT Trust, Series 2005-1, Class 1A1 0.55%, 2/25/35(1)		258	196,842
Residential Accredit Loans, Inc., Series 2006-Q010, Class A1 0.39%, 1/25/37(1)		544	309,547
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1 5.50%, 2/25/36(1)		263	136,309
Residential Asset Securitization Trust, Series 2006-R1, Class A2 0.63%, 1/25/46(1)		1,869	786,380
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00%, 5/25/37		52	41,222
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1 0.54%, 9/25/45(1)		28	15,880

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2 5.93%, 10/25/36(1)		$398	$268,204
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 2A3 5.68%, 10/25/36(1)		83	61,486
Wamu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1 5.24%, 12/25/36(1)		142	97,352

Total Collateralized Mortgage Obligations (Cost $2,344,684)			2,891,072

CORPORATE DEBT OBLIGATIONS – 90.3%
ADVERTISING – 0.6%
Affinion Group, Inc. 7.88%, 12/15/18		500	385,000
Lamar Media Corp. 7.88%, 4/15/18		250	250,000
Visant Corp. 10.00%, 10/1/17		375	346,875

			981,875

AEROSPACE & DEFENSE – 1.1%
Alliant Techsystems, Inc. 6.88%, 9/15/20		250	250,000
BE Aerospace, Inc. 6.88%, 10/1/20		250	260,625
Esterline Technologies Corp. 7.00%, 8/1/20		375	385,312
TransDigm, Inc. 7.75%, 12/15/18		750	763,125

			1,659,062

AGRICULTURAL – 0.1%
Brickman Group Holdings, Inc. 9.13%, 11/1/18(3)		250	217,500

AIRLINES – 0.8%
Continental Airlines, Inc. 7.75%, 7/2/14		184	183,549
Delta Air Lines, Inc. 9.50%, 9/15/14(3)		449	462,470
United Air Lines, Inc. 9.75%, 1/15/17		534	584,298

			1,230,317

AUTOMOBILES & COMPONENTS – 0.5%
Exide Technologies 8.63%, 2/1/18		500	465,000
Hyva Global BV 8.63%, 3/24/16(3)	NL	250	197,500

	Country Code*	Principal Amount (000)	Value
Oshkosh Corp.
8.25%, 3/1/17		$50	$48,500
8.50%, 3/1/20		50	48,500

			759,500

AUTOMOTIVE – 3.7%
Allison Transmission, Inc. 7.13%, 5/15/19(3)		200	181,000
Arvinmeritor, Inc. 8.13%, 9/15/15		105	92,925
Commercial Vehicle Group, Inc. 7.88%, 4/15/19(3)		200	183,000
Conti-Gummi Finance BV
7.13%, 10/15/18	NL	250	310,654
7.50%, 9/15/17	NL	100	126,606
8.50%, 7/15/15	NL	75	102,993
Cooper-Standard Automotive, Inc. 8.50%, 5/1/18		375	382,500
Ford Motor Credit Co. LLC
6.63%, 8/15/17		500	520,654
7.00%, 10/1/13		165	173,269
7.50%, 8/1/12		125	127,485
8.00%, 12/15/16		1,000	1,091,210
8.13%, 1/15/20		225	255,252
12.00%, 5/15/15		1,000	1,200,000
Pittsburgh Glass Works LLC 8.50%, 4/15/16(3)		175	161,000
The Goodyear Tire & Rubber Co.
8.25%, 8/15/20		300	305,250
10.50%, 5/15/16		65	70,363
TRW Automotive, Inc. 7.25%, 3/15/17(3)		500	525,000

			5,809,161

BANKS – 6.4%
Ally Financial, Inc.
0.00%, 6/15/15(4)		500	357,500
4.50%, 2/11/14		1,000	915,000
6.25%, 12/1/17		250	217,778
7.50%, 9/15/20		250	226,250
8.00%, 11/1/31		770	702,494
8.30%, 2/12/15		250	247,188
BAC Capital Trust VI 5.63%, 3/8/35		100	71,606
Bank of America Corp. Capital Trust VII 5.25%, 8/10/35		650	598,030
Barclays Bank PLC 14.00%, 6/15/19(1)	GB	400	649,023
Citigroup Capital XXI 8.30%, 12/21/57(1)		200	196,000
Credit Agricole SA 8.38%, 10/13/19(1)(3)	FR	750	590,625
HBOS PLC 6.75%, 5/21/18(3)	GB	2,100	1,790,380
Intesa Sanpaolo SpA 8.05%, 6/20/18(1)	IT	400	352,354

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
NB Capital Trust IV 8.25%, 4/15/27		$100	$92,750
Rabobank Nederland Boerenleenbank BA 11.00%, 6/30/19(1)(3)	NL	600	721,500
RBS Capital Trust 6.47%, 6/30/12(5)		50	30,513
Regions Bank 7.50%, 5/15/18		175	173,031
Regions Financial Corp. 7.38%, 12/10/37		1,000	820,000
Royal Bank of Scotland Group PLC 7.65%, 9/30/31(1)	GB	375	243,750
Societe Generale 5.92%, 4/15/17(1)(3)	FR	150	87,909
Wachovia Capital Trust III 5.57%, 11/17/11(1)		1,000	820,000

			9,903,681

BIOTECHNOLOGY – 0.2%
STHI Holding Corp. 8.00%, 3/15/18(3)		350	337,750

BUILDING & CONSTRUCTION – 0.3%
Aguila 3 SA 7.88%, 1/31/18(3)	LU	450	409,500

BUILDING MATERIALS – 1.5%
Associated Materials LLC 9.13%, 11/1/17		500	405,000
Building Materials Corp. of America
6.75%, 5/1/21(3)		250	237,500
6.88%, 8/15/18(3)		100	97,000
7.50%, 3/15/20(3)		250	250,000
Calcipar SA 6.88%, 5/1/18(3)	LU	200	173,000
Cemex SAB de CV 9.00%, 1/11/18(3)	MX	500	338,750
Grohe Holding Gmbh 5.53%, 9/15/17(1)	DE	100	120,577
Masonite International Corp. 8.25%, 4/15/21(3)	CA	500	451,250
Roofing Supply Group LLC 8.63%, 12/1/17(3)		150	141,375
Xefin Lux SCA 8.00%, 6/1/18	LU	100	118,903

			2,333,355

CHEMICALS – 4.9%
Basell Finance Co. BV 8.10%, 3/15/27(3)	NL	300	327,000
Celanese US Holdings LLC
5.88%, 6/15/21		250	246,250
6.63%, 10/15/18		125	129,219
CF Industries, Inc.
6.88%, 5/1/18		250	279,062
7.13%, 5/1/20		125	142,344

	Country Code*	Principal Amount (000)	Value
Chemtura Corp. 7.88%, 9/1/18		$200	$196,000
Hexion US Finance Corp.
8.88%, 2/1/18		750	618,750
9.00%, 11/15/20		750	549,375
Huntsman International LLC
8.63%, 3/15/20		400	389,000
8.63%, 3/15/21		100	95,750
Ineos Finance PLC
9.00%, 5/15/15(3)	GB	500	475,000
9.25%, 5/15/15	GB	125	155,746
Ineos Group Holdings PLC 7.88%, 2/15/16	GB	750	688,296
Kinove German Bondco GmbH 9.63%, 6/15/18(3)	DE	350	316,750
Lyondell Chemical Co.
8.00%, 11/1/17(3)		606	652,965
11.00%, 5/1/18		350	378,000
Nalco Co. 6.63%, 1/15/19(3)		500	547,500
Oxea Finance
9.50%, 7/15/17(3)	LU	237	230,483
9.63%, 7/15/17	LU	238	302,281
Rain CII Carbon LLC 8.00%, 12/1/18(3)		150	150,000
Rhodia SA 6.88%, 9/15/20(3)	FR	250	287,500
Styrolution GmbH 7.63%, 5/15/16	DE	250	242,830
Vertellus Specialties, Inc. 9.38%, 10/1/15(3)		200	175,000

			7,575,101

COAL – 1.2%
Arch Coal, Inc.
7.00%, 6/15/19(3)		250	237,500
7.25%, 10/1/20		100	96,000
7.25%, 6/15/21(3)		250	240,625
CONSOL Energy, Inc.
6.38%, 3/1/21(3)		150	144,750
8.00%, 4/1/17		750	783,750
8.25%, 4/1/20		250	263,125
Peabody Energy Corp. 6.50%, 9/15/20		100	105,125

			1,870,875

COMMERCIAL SERVICES – 1.5%
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(6)		500	456,250
CDRT Merger Sub, Inc. 8.13%, 6/1/19(3)		250	231,250
Interactive Data Corp. 10.25%, 8/1/18		250	268,750
Iron Mountain, Inc. 8.00%, 6/15/20		250	251,250
Live Nation Entertainment, Inc. 8.13%, 5/15/18(3)		225	216,000

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
PHH Corp. 9.25%, 3/1/16		$100	$102,750
Seminole Indian Tribe of Florida 7.75%, 10/1/17(3)		75	75,375
The Hertz Corp.
6.75%, 4/15/19		500	453,750
7.38%, 1/15/21		250	228,437

			2,283,812

COMPUTER & PERIPHERALS – 1.3%
Aramark Corp.
3.75%, 2/1/15(1)		525	485,625
8.50%, 2/1/15		75	75,938
Brocade Communications Systems, Inc.
6.63%, 1/15/18		100	101,750
6.88%, 1/15/20		250	255,312
SunGard Data Systems, Inc.
7.38%, 11/15/18		325	302,250
7.63%, 11/15/20		250	232,500
10.63%, 5/15/15		500	521,250

			1,974,625

CONSUMER PRODUCTS – 1.6%
Armored Autogroup, Inc. 9.25%, 11/1/18(3)		250	200,625
Central Garden and Pet Co. 8.25%, 3/1/18		375	358,125
Diversey, Inc. 8.25%, 11/15/19		500	596,250
Jarden Corp.
7.50%, 5/1/17		500	510,000
8.00%, 5/1/16		250	264,062
Spectrum Brands Holdings, Inc. 9.50%, 6/15/18		500	532,500
The Scotts Miracle-Gro Co. 7.25%, 1/15/18		50	50,750

			2,512,312

CONSUMER SERVICES – 0.3%
WMG Acquisition Corp. 9.50%, 6/15/16		500	506,250

CONTAINERS & GLASS – 1.9%
ARD Finance SA 11.13%, 6/1/18(3)(6)	LU	200	153,780
Ardagh Packaging Finance
7.38%, 10/15/17	IE	200	249,863
9.25%, 10/15/20	IE	100	104,501
Berry Plastics Corp.
5.00%, 2/15/15(1)		445	411,625
9.50%, 5/15/18		500	425,000
Crown Americas LLC 7.63%, 5/15/17		150	158,625
Crown European Holdings SA 7.13%, 8/15/18	FR	50	64,978
Graham Packaging Co. LP 8.25%, 10/1/18		100	100,500

	Country Code*	Principal Amount (000)	Value
Graphic Packaging International, Inc. 7.88%, 10/1/18		$500	$512,500
OI European Group B.V. 6.88%, 3/31/17	NL	50	63,303
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/16		25	26,000
Packaging Dynamics Corp. 8.75%, 2/1/16(3)		150	147,000
Sealed Air Corp.
8.13%, 9/15/19(3)(7)		250	252,500
8.38%, 9/15/21(3)(7)		250	252,500

			2,922,675

ELECTRIC UTILITIES – 0.1%
CMS Energy Corp. 8.75%, 6/15/19		150	174,832

ELECTRONICS – 0.3%
NXP BV 3.00%, 10/15/13(1)	NL	435	420,863

ENERGY – 0.2%
Covanta Holding Corp. 7.25%, 12/1/20		100	99,808
Headwaters, Inc. 7.63%, 4/1/19		350	267,750

			367,558

FINANCIALS – 5.4%
CIT Group, Inc.
7.00%, 5/1/14		90	91,642
7.00%, 5/1/15		661	655,549
7.00%, 5/1/16		1,500	1,454,844
7.00%, 5/1/17		641	621,944
E*Trade Financial Corp. 6.75%, 6/1/16		100	99,750
FCE Bank PLC 7.13%, 1/15/13	GB	500	683,272
International Lease Finance Corp.
6.25%, 5/15/19		200	173,838
6.63%, 11/15/13		100	97,000
7.13%, 9/1/18(3)		500	501,875
8.25%, 12/15/20		400	392,000
8.63%, 9/15/15		750	744,375
8.75%, 3/15/17		475	477,375
Pinafore LLC 9.00%, 10/1/18(3)		900	922,500
Pinnacle Foods Finance LLC 8.25%, 9/1/17		500	487,500
SLM Corp., Series A
8.00%, 3/25/20		150	148,080
8.45%, 6/15/18		360	374,461
Springleaf Finance Corp. 6.90%, 12/15/17		250	180,000
UPCB Finance Ltd. 7.63%, 1/15/20	KY	250	311,492

			8,417,497

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
FOOD, BEVERAGES & RESTAURANTS – 2.2%
Bumble Bee Acquisition Corp. 9.00%, 12/15/17(3)		$250	$235,000
Bumble Bee Holding Co. SCA 9.63%, 3/15/18(3)(6)		250	200,625
Constellation Brands, Inc. 7.25%, 5/15/17		150	157,500
Cott Beverages, Inc. 8.13%, 9/1/18		250	255,000
Del Monte Foods Co. 7.63%, 2/15/19(3)		500	422,500
Michael Foods, Inc. 9.75%, 7/15/18		500	516,250
Pilgrim’s Pride Corp. 7.88%, 12/15/18(3)		350	266,875
Refresco Group BV 7.38%, 5/15/18	NL	100	118,568
Simmons Foods, Inc. 10.50%, 11/1/17(3)		125	108,125
Smithfield Foods, Inc. 7.75%, 7/1/17		500	513,750
TreeHouse Foods, Inc. 7.75%, 3/1/18		250	258,750
U.S. Foodservice 8.50%, 6/30/19(3)		500	451,250

			3,504,193

GAMING – 2.4%
Ameristar Casinos, Inc. 7.50%, 4/15/21(3)		500	483,750
MGM Resorts International
7.63%, 1/15/17		1,250	1,071,875
9.00%, 3/15/20		250	259,687
10.38%, 5/15/14		750	818,437
11.13%, 11/15/17		175	192,063
Seneca Gaming Corp. 8.25%, 12/1/18(3)		125	120,313
Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		250	262,500
7.88%, 11/1/17		500	523,750

			3,732,375

GAS & PIPELINE UTILITIES – 0.5%
Enterprise Products Operating LP 8.38%, 8/1/66(1)		750	777,188
HEALTH CARE – 4.4%
American Renal Holdings 8.38%, 5/15/18		100	100,500
Capella Healthcare, Inc. 9.25%, 7/1/17(3)		250	237,500
Community Health Systems, Inc. 8.88%, 7/15/15		1,250	1,228,125
DaVita, Inc. 6.38%, 11/1/18		175	168,000

	Country Code*	Principal Amount (000)	Value
6.63%, 11/1/20		$250	$240,000
DJO Finance LLC
7.75%, 4/15/18(3)		500	427,500
9.75%, 10/15/17(3)		500	417,500
HCA Holdings, Inc. 7.75%, 5/15/21(3)		250	234,375
HCA, Inc.
6.50%, 2/15/20		900	879,750
7.25%, 9/15/20		400	404,000
7.50%, 2/15/22		875	807,187
8.50%, 4/15/19		150	159,000
9.88%, 2/15/17		81	87,480
IASIS Healthcare LLC 8.38%, 5/15/19(3)		400	324,000
Tenet Healthcare Corp. 8.00%, 8/1/20		500	453,750
Vanguard Health Holding Co. II LLC 8.00%, 2/1/18		700	642,250

			6,810,917

HEALTH CARE - FACILITIES – 1.4%
Alere, Inc. 8.63%, 10/1/18		275	248,875
Biomet, Inc.
10.00%, 10/15/17		350	360,500
10.38%, 10/15/17(6)		1,250	1,281,250
11.63%, 10/15/17		320	332,000

			2,222,625

HOLDING COMPANIES – 1.5%
Reynolds Group Issuer, Inc.
6.88%, 2/15/21(3)		100	90,000
7.13%, 4/15/19(3)		350	325,500
7.88%, 8/15/19(3)		250	241,250
8.25%, 2/15/21(3)		500	395,000
8.75%, 10/15/16(3)		500	501,250
9.00%, 5/15/18(3)		250	211,250
9.00%, 4/15/19(3)		500	425,000
9.88%, 8/15/19(3)		100	88,000

			2,277,250

HOTELS, RESTAURANTS & LEISURE – 0.5%
CityCenter Holdings LLC
7.63%, 1/15/16(3)		100	94,000
10.75%, 1/15/17(3)(6)		264	233,496
Eldorado Resorts LLC 8.63%, 6/15/19(3)		250	213,125
Marina District Finance Co., Inc.
9.50%, 10/15/15		50	45,125
9.88%, 8/15/18		200	167,000
Scientific Games Corp. 8.13%, 9/15/18		100	98,250

			850,996

INSURANCE – 0.2%
American International Group, Inc. 0.45%, 3/20/12(1)		40	39,814

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
8.18%, 5/15/58(1)		$250	$220,625
Towergate Finance PLC 8.50%, 2/15/18	GB	100	132,549

			392,988

LEISURE & ENTERTAINMENT – 0.9%
Cinemark USA, Inc. 7.38%, 6/15/21		250	236,250
Harrah’s Operating Co., Inc.
10.00%, 12/15/18		500	297,500
11.25%, 6/1/17		500	504,375
Production Resource Group, Inc. 8.88%, 5/1/19(3)		125	112,813
Travelport LLC
9.88%, 9/1/14		100	65,500
11.88%, 9/1/16		350	138,250

			1,354,688

MACHINERY – 0.5%
Case New Holland, Inc. 7.88%, 12/1/17		350	372,750
The Manitowoc Co., Inc. 8.50%, 11/1/20		500	452,500

			825,250

MANUFACTURING DIVERSIFIED – 1.6%
Actuant Corp. 6.88%, 6/15/17		15	15,300
Amsted Industries, Inc. 8.13%, 3/15/18(3)		250	258,750
Bombardier, Inc. 7.50%, 3/15/18(3)	CA	275	290,125
Griffon Corp. 7.13%, 4/1/18		100	88,250
Polymer Group, Inc. 7.75%, 2/1/19(3)		250	249,375
Polypore International, Inc. 7.50%, 11/15/17		150	150,750
RBS Global, Inc.
8.50%, 5/1/18		1,000	957,500
11.75%, 8/1/16		250	255,000
SPX Corp. 6.88%, 9/1/17		200	205,000

			2,470,050

METALS & MINING – 1.7%
Aleris International, Inc. 7.63%, 2/15/18(3)		750	673,125
FMG Resources (August 2006) Property Ltd. 7.00%, 11/1/15(3)	AU	125	116,250
Novelis, Inc.
8.38%, 12/15/17	CA	500	495,000
8.75%, 12/15/20	CA	1,000	980,000
Steel Dynamics, Inc.
7.63%, 3/15/20		25	24,969
7.75%, 4/15/16		50	49,250
Teck Resources, Ltd.
9.75%, 5/15/14	CA	121	143,414

	Country Code*	Principal Amount (000)	Value
10.25%, 5/15/16	CA	$129	$151,652

			2,633,660

MULTIMEDIA – 6.9%
AMC Networks, Inc. 7.75%, 7/15/21(3)		200	205,000
Cablevision Systems Corp. 7.75%, 4/15/18		250	252,500
CCO Holdings LLC
6.50%, 4/30/21		500	472,500
7.88%, 4/30/18		250	254,375
8.13%, 4/30/20		200	208,000
Cequel Communications Holdings I LLC 8.63%, 11/15/17(3)		500	495,000
Clear Channel Worldwide Holdings, Inc. Series B 9.25%, 12/15/17		750	766,875
CSC Holdings LLC
7.63%, 7/15/18		210	219,450
7.88%, 2/15/18		865	908,250
8.50%, 6/15/15		475	499,937
DISH DBS Corp.
6.75%, 6/1/21(3)		250	238,750
7.13%, 2/1/16		935	946,687
7.75%, 5/31/15		75	76,875
7.88%, 9/1/19		100	102,000
Insight Communications Co., Inc. 9.38%, 7/15/18(3)		300	336,000
Kabel BW Erste Beteiligungs GmbH 7.50%, 3/15/19(3)	DE	400	467,415
LIN Television Corp. 8.38%, 4/15/18		250	252,500
LIN Television Corp., Series B 6.50%, 5/15/13		250	243,750
Musketeer GmbH 9.50%, 3/15/21	DE	250	301,444
Nara Cable Funding Ltd. 8.88%, 12/1/18	IE	100	108,520
Nielsen Finance LLC
7.75%, 10/15/18		400	408,000
11.50%, 5/1/16		162	183,870
The McClatchy Co. 11.50%, 2/15/17		250	216,875
Univision Communications, Inc.
6.88%, 5/15/19(3)		500	445,000
7.88%, 11/1/20(3)		325	304,688
8.50%, 5/15/21(3)		250	195,000
UPC Holding BV
8.00%, 11/1/16	NL	250	313,167
8.38%, 8/15/20	NL	500	576,092
9.75%, 4/15/18	NL	100	127,946
Videotron Ltee 9.13%, 4/15/18	CA	600	654,000

			10,780,466

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
OIL & GAS - EXPLORATION & PRODUCTION – 4.4%
Calumet Specialty Products Partners LP 9.38%, 5/1/19(3)		$150	$139,500
Coffeyville Resources LLC 9.00%, 4/1/15(3)		45	47,250
Concho Resources, Inc.
6.50%, 1/15/22		400	394,000
7.00%, 1/15/21		200	199,000
Continental Resources, Inc.
7.13%, 4/1/21		75	75,750
7.38%, 10/1/20		50	51,750
8.25%, 10/1/19		50	53,500
Denbury Resources, Inc.
8.25%, 2/15/20		149	156,450
9.75%, 3/1/16		250	270,000
Forest Oil Corp.
7.25%, 6/15/19		125	123,125
8.50%, 2/15/14		250	264,375
Linn Energy LLC 8.63%, 4/15/20		425	437,750
Newfield Exploration Co.
6.88%, 2/1/20		250	257,500
7.13%, 5/15/18		330	341,550
NFR Energy LLC 9.75%, 2/15/17(3)		250	220,000
OGX Petroleo e Gas Participacoes SA 8.50%, 6/1/18(3)	BR	500	447,500
Penn Virginia Corp. 10.38%, 6/15/16		150	157,125
Petrohawk Energy Corp.
6.25%, 6/1/19		250	283,750
7.25%, 8/15/18		550	628,375
10.50%, 8/1/14		250	280,625
Plains Exploration & Production Co.
6.63%, 5/1/21		500	490,625
7.00%, 3/15/17		250	250,000
7.63%, 4/1/20		325	333,937
SandRidge Energy, Inc. 7.50%, 3/15/21(3)		1,000	920,000

			6,823,437

OIL & GAS EQUIPMENT & SERVICES – 0.6%
Cie Generale De Geophysique-Veritas
6.50%, 6/1/21(3)	FR	250	225,000
7.75%, 5/15/17	FR	175	172,375
Dresser-Rand Group, Inc. 6.50%, 5/1/21(3)		200	188,000
Expro Finance Luxembourg SCA 8.50%, 12/15/16(3)	LU	250	217,500
Thermon Industries, Inc. 9.50%, 5/1/17		171	177,840

			980,715

PAPER PRODUCTS – 1.6%
Georgia-Pacific LLC 5.40%, 11/1/20(3)		225	228,896

	Country Code*	Principal Amount (000)	Value
7.13%, 1/15/17(3)		$650	$681,147
7.25%, 6/1/28		10	11,135
7.70%, 6/15/15		815	934,183
8.00%, 1/15/24		115	135,008
8.25%, 5/1/16(3)		50	55,267
8.88%, 5/15/31		200	249,621
Sappi Papier Holding GmbH 6.63%, 4/15/21(3)	AT	200	170,000

			2,465,257

PHARMACEUTICALS – 2.8%
ConvaTec Healthcare 10.50%, 12/15/18(3)	LU	250	220,000
Endo Pharmaceuticals Holdings, Inc. 7.00%, 7/15/19(3)		150	150,562
Giant Funding Corp. 8.25%, 2/1/18(3)		250	250,000
Mylan, Inc.
7.63%, 7/15/17(3)		200	208,000
7.88%, 7/15/20(3)		500	522,500
NBTY, Inc. 9.00%, 10/1/18		500	511,875
Novasep Holding SAS 9.75%, 12/15/16(3)(5)	FR	200	96,000
Valeant Pharmaceuticals International
6.50%, 7/15/16(3)		500	465,000
6.75%, 10/1/17(3)		100	92,125
7.00%, 10/1/20(3)		500	442,500
7.25%, 7/15/22(3)		250	219,375
Warner Chilcott Co., LLC 7.75%, 9/15/18(3)		1,250	1,193,750

			4,371,687

PIPELINES – 1.5%
El Paso Corp.
7.80%, 8/1/31		200	232,414
8.05%, 10/15/30		1,010	1,179,502
El Paso Pipeline Partners Operating Co. LP 6.50%, 4/1/20		125	137,596
Energy Transfer Equity 7.50%, 10/15/20		350	359,625
MarkWest Energy Partners LP 6.75%, 11/1/20		100	101,500
Regency Energy Partners LP 6.88%, 12/1/18		275	283,250

			2,293,887

REAL ESTATE INVESTMENT TRUSTS – 0.3%
Host Hotels & Resorts, Inc. 6.00%, 11/1/20		500	486,250

REFINING – 1.6%
Chesapeake Energy Corp.
7.25%, 12/15/18		150	159,750
7.63%, 7/15/13		25	26,187
9.50%, 2/15/15		1,500	1,691,250

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Range Resources Corp.
5.75%, 6/1/21		$250	$259,375
6.75%, 8/1/20		150	159,750
7.25%, 5/1/18		25	26,625
7.50%, 10/1/17		125	132,500

			2,455,437

RESTAURANTS – 0.1%
NPC International, Inc. 9.50%, 5/1/14		165	162,113

RETAIL – 1.9%
Inergy LP
6.88%, 8/1/21		100	91,000
7.00%, 10/1/18		150	141,000
Limited Brands, Inc.
6.63%, 4/1/21		175	176,312
7.00%, 5/1/20		75	78,750
Michaels Stores, Inc. 7.75%, 11/1/18		500	467,500
New Albertsons, Inc.
7.45%, 8/1/29		375	281,250
8.70%, 5/1/30		250	213,125
PETCO Animal Supplies, Inc. 9.25%, 12/1/18(3)		250	250,000
Phillips-Van Heusen Corp. 7.38%, 5/15/20		500	521,250
QVC, Inc.
7.13%, 4/15/17(3)		150	156,750
7.38%, 10/15/20(3)		50	53,250
7.50%, 10/1/19(3)		250	266,250
Roadhouse Financing, Inc. 10.75%, 10/15/17		250	231,875
Suburban Propane Partners LP 7.38%, 3/15/20		50	50,000

			2,978,312

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Sensata Technologies BV 6.50%, 5/15/19(3)	NL	250	237,500

SHIPBUILDING – 0.1%
Huntington Ingalls Industries, Inc. 6.88%, 3/15/18(3)		175	162,750

SOFTWARE – 0.7%
Audatex North America, Inc. 6.75%, 6/15/18(3)		250	248,125
Fidelity National Information Services, Inc. 7.63%, 7/15/17		250	260,000
First Data Corp.
8.25%, 1/15/21(3)		500	395,000
9.88%, 9/24/15		13	10,888
12.63%, 1/15/21(3)		100	74,000

	Country Code*	Principal Amount (000)	Value
ManTech International Corp. 7.25%, 4/15/18		$175	$173,250

			1,161,263

SPECIAL PURPOSE ENTITIES – 0.7%
NSG Holdings LLC 7.75%, 12/15/25(3)		365	354,050
QBE Capital Funding III Ltd. 7.25%, 5/24/41(1)(3)	JE	200	180,782
Ziggo Bond Co. BV 8.00%, 5/15/18	NL	250	322,377
Ziggo Finance BV 6.13%, 11/15/17	NL	175	227,423

			1,084,632

TELECOMMUNICATIONS – 8.3%
Avaya, Inc. 7.00%, 4/1/19(3)		500	425,000
Commscope, Inc. 8.25%, 1/15/19(3)		750	731,250
Crown Castle International Corp. 7.13%, 11/1/19		375	386,250
Digicel Ltd. 8.25%, 9/1/17(3)	BM	1,000	940,000
EH Holding Corp.
6.50%, 6/15/19(3)		125	120,313
7.63%, 6/15/21(3)		200	192,500
Frontier Communications Corp.
6.63%, 3/15/15		25	25,188
7.13%, 3/15/19		550	523,875
7.88%, 4/15/15		125	125,312
8.25%, 4/15/17		200	194,000
8.50%, 4/15/20		250	242,500
Intelsat Jackson Holdings SA
7.25%, 4/1/19(3)	LU	350	324,625
7.25%, 10/15/20(3)	LU	500	461,250
7.50%, 4/1/21(3)	LU	500	465,000
8.50%, 11/1/19	LU	825	806,437
Intelsat Luxembourg SA
11.25%, 2/4/17	LU	500	433,750
11.50%, 2/4/17(6)	LU	500	430,000
11.50%, 2/4/17(3)(6)	LU	237	203,494
MetroPCS Wireless, Inc. 6.63%, 11/15/20		250	220,000
Qwest Communications International, Inc. 7.13%, 4/1/18		250	245,000
Sprint Capital Corp.
6.90%, 5/1/19		1,750	1,505,000
8.75%, 3/15/32		500	434,375
Sprint Nextel Corp.
6.00%, 12/1/16		145	124,700
8.38%, 8/15/17		500	465,000
Syniverse Holdings, Inc. 9.13%, 1/15/19		250	245,000
Telesat Canada LLC 11.00%, 11/1/15	CA	575	615,250

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
TW Telecom Holdings, Inc. 8.00%, 3/1/18		$100	$104,000
Vimpel-Communications 7.75%, 2/2/21(3)	IE	300	249,360
VimpelCom Holdings BV 7.50%, 3/1/22(3)	NL	250	201,250
Virgin Media Finance PLC 9.50%, 8/15/16	GB	175	189,000
Wind Acquisition Finance SA
7.25%, 2/15/18(3)	LU	300	256,125
11.75%, 7/15/17(3)	LU	750	637,500
Windstream Corp.
7.75%, 10/1/21		250	241,250
7.88%, 11/1/17		200	202,500

			12,966,054

TEXTILES & APPAREL – 0.1%
Levi Strauss & Co. 7.63%, 5/15/20		225	209,250

TRANSPORTATION – 0.4%
AMGH Merger Sub, Inc. 9.25%, 11/1/18(3)		500	500,000
CMA CGM SA 8.50%, 4/15/17(3)	FR	400	162,000

			662,000

UTILITIES – 6.0%
AES Red Oak LLC, Series A 8.54%, 11/30/19		736	754,605
Calpine Corp.
7.50%, 2/15/21(3)		750	716,250
7.88%, 7/31/20(3)		500	482,500
7.88%, 1/15/23(3)		250	241,250
Energy Future Holdings Corp.
9.75%, 10/15/19		39	38,411
10.00%, 1/15/20		750	727,500
Energy Future Intermediate Holding Co. LLC 9.75%, 10/15/19		47	46,291
Intergen NV 9.00%, 6/30/17(3)	NL	1,000	1,017,500
Midwest Generation LLC, Series B 8.56%, 1/2/16		395	389,493
NRG Energy, Inc.
7.38%, 1/15/17		500	515,625
7.63%, 1/15/18(3)		250	232,500
7.88%, 5/15/21(3)		150	137,250
8.50%, 6/15/19		1,050	1,013,250
Quicksilver Resources, Inc.
9.13%, 8/15/19		300	294,000
11.75%, 1/1/16		300	324,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Series C 9.68%, 7/2/26		100	101,500
RRI Energy, Inc. 7.63%, 6/15/14		500	488,750

	Country Code*	Principal Amount (000)	Value
7.88%, 6/15/17		$150	$138,000
Tenaska Alabama Partners LP 7.00%, 6/30/21(3)		304	314,383
The AES Corp.
7.38%, 7/1/21(3)		300	283,500
7.75%, 10/15/15		175	177,625
8.00%, 10/15/17		245	246,225
8.00%, 6/1/20		500	500,000
9.75%, 4/15/16		175	188,125

			9,368,533

WHOLESALE – 0.4%
American Tire Distributors Holdings, Inc. 9.75%, 6/1/17		200	198,000
VWR Funding, Inc. 10.25%, 7/15/15(6)		500	495,000

			693,000

Total Corporate Debt Obligations (Cost $144,514,321)			140,862,824

FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 1/1/12	BR	177	93,750
10.00%, 1/1/17	BR	3,400	1,700,250

Total Foreign Government Obligations (Cost $1,672,970)			1,794,000

BANK LOAN OBLIGATIONS – 2.7%
SENIOR LOANS – 2.7%
First Data Corp. 2.98%, 9/24/14(1)		443	383,875
Newsday LLC 10.50%, 8/1/13		200	205,250
Quintiles Transnational Corp. 5.00%, 6/8/18(1)		499	467,992
Sealed Air Corp. 1.00%, 5/31/12(1)(7)		1,000	989,133
Springleaf Finance Funding 5.50%, 5/10/17(1)		500	432,000
Texas Competitive Electric Holdings Co. LLC 4.73%, 10/10/17(1)		913	607,487
Texas Competitive Electric Holdings Co. LLC 4.77%, 10/10/17(1)		971	646,149
Vodafone Americas Finance 6.88%, 8/11/15(6)		535	535,163

Total Bank Loan Obligations (Cost $4,294,465)			4,267,049

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Shares	Value
COMMON STOCKS – 0.0%+
MULTIMEDIA – 0.0%+
Dex One Corp.** (Cost $305,690)		9,862	$5,523

		Principal Amount (000)
SHORT TERM INVESTMENTS – 2.7%
U.S. TREASURY OBLIGATIONS(8) – 2.2%
U.S. Treasury Bills
0.01%, 2/9/12		$400	399,950
0.01%, 3/1/12		602	601,888
0.01%, 3/8/12		600	599,883
0.03%, 3/22/12		100	99,976
0.04%, 11/10/11(9)		80	79,997
0.05%, 3/15/12		1,600	1,599,635

Total U.S. Treasury Obligations (Cost $3,381,589)			3,381,329

		Shares
MUTUAL FUNDS – 0.5%
State Street Institutional U.S. Government Money Market Fund (Cost $759,094)		759,094	759,094

Total Short Term Investments (Cost $4,140,683)			4,140,423

TOTAL INVESTMENTS – 98.9% (Cost $157,464,105)			154,222,925
Other assets less liabilities – 1.1%			1,678,722

NET ASSETS – 100.0%			$155,901,647

AT	Austria
AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
DE	Germany
FR	France
GB	Great Britain
IE	Ireland
IT	Italy
JE	Jersey
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Non-income producing security.
+	Amount is less than 0.05%.

(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(3)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $44,507,674, representing 28.5% of net assets.
(4)	Zero-coupon bond.
(5)	Security is in default and is non-income producing.
(6)	Payment in-kind bond security which may pay interest in the form of additional bonds.
(7)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(8)	Interest rates represent annualized yield at date of purchase.
(9)	Security (or a portion thereof) has been pledged as collateral for open swap contracts. At the period end, the value of securities pledged amounted to $79,997.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(10)	At the period end, open forward currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	BRL	2,740,969	USD	1,658,479	11/3/11	210,844
Barclays Bank PLC	EUR	192,000	USD	275,291	10/19/11	18,089
Barclays Bank PLC	GBP	1,067,000	USD	1,703,081	12/8/11	40,272
Citibank NA	USD	822,793	EUR	597,000	10/19/11	(23,058)
Deutsche Bank AG (London)	USD	26,335	CNY	170,584	2/13/12	450
JPMorgan Securities	USD	30,680	CNY	197,060	11/15/11	198
JPMorgan Securities	USD	4,124	CNY	26,537	11/15/11	34
Morgan Stanley Capital Services, Inc.*	EUR	6,092,000	USD	8,489,202	10/19/11	328,419

Net unrealized appreciation						575,248

*	At the period end, cash of $405,000 has been received as collateral for these forward foreign currency exchange contracts.

BRL	- Brazilian Real
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
USD	- United States Dollar

(11)	At the period end, open swap contracts were as follows:

Credit Default Swap Contracts on Corporate Issues - Sell Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Deutsche Bank AG	Ally Financial, Inc.	5.00%	3/20/12	5.22%	60	(61)	(9,300)	9,239
Deutsche Bank AG	SLM Corp.	5.00%	6/20/12	4.10%	100	642	(13,000)	13,642
Deutsche Bank AG	RRI Energy, Inc.	5.00%	9/20/14	7.05%	300	(15,805)	(43,500)	27,695
Goldman Sachs International	El Paso Corp.	5.00%	9/20/14	2.18%	500	40,244	(47,500)	87,744

Total					960	25,020	(113,300)	138,320

Credit Default Swap Contracts on Credit Indices - Sell Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Depreciation ($)
Barclays Bank PLC	CDX.HY-16 5 Year Index	5.00%	6/20/16	4,750	(439,898)	10,312	(450,210)
Morgan Stanley Capital Services, Inc.	CDX.HY-16 5 Year Index	5.00%	6/20/16	250	(23,153)	1,250	(24,403)

Total				5,000	(463,051)	11,562	(474,613)

CDX.HY	- Credit Derivatives Index - High Yield

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(12)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$262,034	$—	$262,034
Collateralized Mortgage Obligations	—	2,891,072	—	2,891,072
Corporate Debt Obligations (a)	—	140,862,824	—	140,862,824
Foreign Government Obligations	—	1,794,000	—	1,794,000
Bank Loan Obligations (a)	—	4,267,049	—	4,267,049
Common Stocks (a)	5,523	—	—	5,523
Short Term Investments
U.S. Treasury Obligations	3,301,332	79,997	—	3,381,329
Mutual Funds	759,094	—	—	759,094

Total Short Term Investments	4,060,426	—	—	4,140,423

Total Investments	4,065,949	150,156,976	—	154,222,925

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	598,306	—	598,306
Swap Contracts (a)	—	138,320	—	138,320

Total Financial Derivative Instruments	$—	$736,626	$—	$736,626

Liabilities	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(23,058)	$—	$(23,058)
Swap Contracts (a)	—	(474,613)	—	(474,613)

Total Financial Derivative Instruments	$—	$(497,671)	$—	$(497,671)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizatons.

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 2.8%
Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 5.50%, 8/25/36		$1,633	$1,084,660
Chester Asset Receivables Dealings, Series 2008-A1, Class A 2.34%, 1/15/14(1)	GB	3,000	4,018,365
Citibank Omni Master Trust, Series 2009-A14A, Class A14 2.98%, 8/15/18(1)(2)		2,700	2,824,965
Citibank Omni Master Trust, Series 2009-A8, Class A8 2.33%, 5/16/16(1)(2)		1,800	1,815,320
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2 0.42%, 6/25/36(1)		195	160,915
Duane Street CLO, Series 2005-1A, Class A 0.52%, 11/8/17(1)(2)	KY	8,151	7,889,070
Galaxy CLO Ltd., Series 2005-4A, Class A1VB 0.53%, 4/17/17(1)(2)	KY	1,072	1,036,705
Hillmark Funding, Series 2006-1A, Class A1 0.55%, 5/21/21(1)(2)	KY	2,400	2,211,662
Marathon Financing BV, Series 2006-1A, Class A1 0.62%, 10/5/26(1)(2)	NL	2,074	2,009,393
Pacifica CDO Ltd., Series 2005-5A, Class A1 0.51%, 1/26/20(1)(2)	KY	4,017	3,796,521
Structured Asset Securities Corp., Series 2007-WF1, Class A2 0.32%, 2/25/37(1)		743	735,208

Total Asset Backed Securities (Cost $27,462,416)			27,582,784

COLLATERALIZED MORTGAGE OBLIGATIONS –3.0%
Arkle Master Issuer PLC, Series 2006-1A, Class 4A2 0.38%, 2/17/52(1)(2)	GB	4,500	4,493,587
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B 2.94%, 5/16/47(1)(2)	GB	1,000	1,334,329
BCAP LLC, Series 2011-RR5, Class 12A1 5.76%, 3/26/37(1)(2)		100	75,800
BCAP LLC, Series 2011-RR5, Class 9A1 5.25%, 5/26/37(2)		3,605	2,965,266

	Country Code*	Principal Amount (000)	Value
Bear Stearns Alt-A Trust, Series 2005-4 2.60%, 5/25/35(1)		$155	$113,262
Bear Stearns Alt-A Trust, Series 2006-1 2.73%, 2/25/36(1)		163	62,352
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A 5.32%, 8/25/35(1)		2,409	2,245,931
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-29, Class A1 5.75%, 12/25/35		1,912	1,661,665
Federal National Mortgage Association, Series 2005-75, Class FL 0.68%, 9/25/35(1)		729	729,092
Federal National Mortgage Association, Series 2007-30, Class AF 0.54%, 4/25/37(1)		367	365,024
First Horizon Asset Securities, Inc., Series 2005-AR4, Class 2A1 2.65%, 10/25/35(1)		643	509,794
First Horizon Asset Securities, Inc., Series 2005-AR6, Class 4A1 5.69%, 2/25/36(1)		574	499,846
Granite Master Issuer PLC, Series 2006-3, Class A5 1.46%, 12/20/54(1)	GB	2,340	2,970,386
Granite Master Issuer PLC, Series 2006-4, Class A7 1.46%, 12/20/54(1)	GB	1,710	2,170,667
Granite Mortgages PLC, Series 2003-3, Class 2A 1.99%, 1/20/44(1)	GB	103	130,824
Granite Mortgages PLC, Series 2003-3, Class 3A 1.21%, 1/20/44(1)	GB	89	132,080
Granite Mortgages PLC, Series 2004-3, Class 3A2 1.30%, 9/20/44(1)	GB	508	753,913
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 2.76%, 9/25/35(1)		3,523	3,257,735
Harborview Mortgage Loan Trust, Series 2005-4 2.78%, 7/19/35(1)		359	273,582
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A2 5.75%, 1/25/36		78	73,713

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
JP Morgan Mortgage Trust, Series 2007-A1 2.86%, 7/25/35(1)		$511	$375,256
Master Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A2 2.40%, 7/25/35(1)		1,189	876,240
MLCC Mortgage Investors, Inc., Series 2005-1, Class 2A5 2.07%, 4/25/35(1)		1,200	1,019,944
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5 4.98%, 5/25/35(3)		330	280,448
Wachovia Mortgage Loan Trust LLC, Series 2005-B, Class 2A4 2.80%, 10/20/35(1)		2,800	2,042,127

Total Collateralized Mortgage Obligations (Cost $29,962,211)			29,412,863

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/44(1)		5,000	5,363,185
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4 4.88%, 1/12/38(1)		2,756	2,882,376
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 4.07%, 11/15/43(2)		1,000	979,073
Morgan Stanley Capital I, Series 2004-IQ8, Class A5 5.11%, 6/15/40(1)		600	636,503
Opera Finance PLC, Series CSC3, Class A 1.06%, 4/25/17(1)	GB	2,712	3,728,111
Silenus European Loan Conduit, Series 25X, Class A 1.69%, 5/15/19(1)	IE	60	66,105
Titan Europe PLC, Series 2007-3X, Class A1 1.11%, 10/23/16(1)	IE	2,834	3,665,033

Total Commercial Mortgage Backed Securities (Cost $16,493,121)			17,320,386

	Country Code*	Principal Amount (000)	Value
CONVERTIBLE BONDS – 0.3%
OIL & GAS - EXPLORATION & PRODUCTION – 0.3%
Transocean, Inc., Series B 1.50%, 12/15/37 (Cost $2,701,270)	KY	$2,900	$2,860,125

CORPORATE DEBT OBLIGATIONS – 33.6%
AGRICULTURAL – 0.1%
Altria Group, Inc. 4.13%, 9/11/15		500	535,134
BAT International Finance PLC 9.50%, 11/15/18(2)	GB	160	217,212

			752,346

AUTOMOTIVE – 0.6%
Ford Motor Credit Co. LLC
5.63%, 9/15/15		1,300	1,307,690
5.88%, 8/2/21		300	298,405
7.00%, 4/15/15		1,900	1,995,000
8.70%, 10/1/14		400	432,091
12.00%, 5/15/15		1,400	1,680,000

			5,713,186

BANKS – 16.3%
Ally Financial, Inc.
0.00%, 6/15/15(4)		3,500	2,502,500
6.25%, 12/1/17		1,800	1,567,998
7.50%, 9/15/20		300	271,500
8.30%, 2/12/15		2,400	2,373,000
American Express Bank, FSB 5.50%, 4/16/13		400	422,279
Australia & New Zealand Banking Group Ltd.
1.12%, 5/8/13(1)	AU	1,200	1,200,452
2.13%, 1/10/14(2)	AU	1,500	1,505,170
Banco Santander Brazil SA 2.45%, 3/18/14(1)(2)	BR	1,000	967,248
Banco Santander Chile 1.50%, 4/20/12(1)(2)	CL	900	900,632
Bank of America Corp.
5.65%, 5/1/18		1,900	1,804,113
5.75%, 12/1/17		300	281,358
6.00%, 9/1/17		1,100	1,058,313
Bank of China Hong Kong Ltd. 5.55%, 2/11/20(2)	HK	100	100,042
Bank of India 6.25%, 2/16/21	IN	1,900	1,857,731
Bank of Montreal 2.85%, 6/9/15(2)	CA	300	316,626
Bank of Nova Scotia 1.65%, 10/29/15(2)	CA	500	503,727
Barclays Bank PLC
0.54%, 9/11/17(1)	GB	13,400	11,685,818
2.38%, 1/13/14	GB	1,900	1,858,200
5.00%, 9/22/16	GB	1,500	1,503,366
6.05%, 12/4/17(2)	GB	500	458,944

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Barnett Capital Trust III 0.88%, 2/1/27(1)		$200	$125,094
BBVA Bancomer SA Texas
4.50%, 3/10/16(2)	MX	300	279,000
6.50%, 3/10/21(2)	MX	600	553,500
7.25%, 4/22/20(2)	MX	1,100	1,072,500
Bear Stearns Cos. LLC
0.51%, 11/28/11(1)		5,180	5,179,534
5.30%, 10/30/15		100	107,959
BNP Paribas
1.15%, 1/10/14(1)	FR	2,100	1,958,649
7.20%, 6/25/37(1)(2)	FR	100	76,500
7.78%, 7/2/18(1)	FR	100	107,247
BPCE SA 2.38%, 10/4/13(2)	FR	200	194,636
Citigroup Capital XXI 8.30%, 12/21/57(1)		1,600	1,568,000
Citigroup, Inc.
3.63%, 11/30/17(1)		800	827,524
5.50%, 4/11/13		700	720,458
5.50%, 10/15/14		400	415,580
5.63%, 8/27/12		5,300	5,396,773
6.13%, 11/21/17		200	213,714
8.50%, 5/22/19		200	241,564
Commonwealth Bank of Australia 0.67%, 7/12/13(1)(2)	AU	1,600	1,599,200
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 6.88%, 3/19/20	NL	3,600	4,350,436
Credit Agricole SA 8.38%, 10/13/19(1)(2)	FR	2,300	1,811,250
Credit Suisse New York 2.20%, 1/14/14	CH	400	396,446
Danske Bank A/S 2.50%, 5/10/12(2)	DK	300	303,593
Deutsche Bank AG 6.00%, 9/1/17	DE	300	330,474
Dexia Credit Local
0.73%, 3/5/13(1)(2)	FR	3,300	3,291,334
0.73%, 4/29/14(1)(2)	FR	1,700	1,601,017
Fortis Bank Nederland Holding NV 3.00%, 4/17/12	NL	200	270,622
HBOS PLC
0.53%, 9/6/17(1)	GB	17,800	12,734,796
6.75%, 5/21/18(2)	GB	3,200	2,728,198
HSBC Bank PLC 2.00%, 1/19/14(2)	GB	500	497,242
ICICI Bank Ltd.
5.50%, 3/25/15	IN	1,400	1,394,390
5.75%, 11/16/20	IN	1,500	1,410,948
ICICI Bank Ltd./Dubai 4.75%, 11/25/16(2)	AE	3,700	3,537,444
ING Bank NV
1.17%, 3/30/12(1)(2)	NL	4,200	4,194,788
2.63%, 2/9/12(2)	NL	1,400	1,410,475

	Country Code*	Principal Amount (000)	Value
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	$2,400	$2,332,212
Intesa Sanpaolo SpA 2.71%, 2/24/14(1)(2)	IT	1,100	990,554
Itau Unibanco Holding SA 6.20%, 4/15/20(2)	BR	1,800	1,818,097
JP Morgan Chase & Co. 4.25%, 10/15/20		1,300	1,303,081
JP Morgan Chase & Co., Series 3 1.12%, 9/30/13(1)		700	699,207
JP Morgan Chase & Co., Series I 7.90%, 4/30/18(1)		300	309,003
JP Morgan Chase Bank NA 0.67%, 6/13/16(1)		300	275,253
JP Morgan Chase Capital XXI, Series U 1.21%, 2/2/37(1)		1,000	711,375
LBG Capital No.1 PLC
6.44%, 5/23/20	GB	800	718,106
7.87%, 12/17/19	GB	500	569,181
LBG Capital No.2 PLC
8.88%, 2/7/20	GB	300	323,550
9.13%, 7/15/20	GB	1,700	2,014,746
15.00%, 12/21/19	GB	300	491,211
Lloyds TSB Bank PLC
2.80%, 4/2/12(2)	GB	4,300	4,348,250
4.88%, 1/21/16	GB	1,500	1,478,621
Macquarie Bank Ltd. 4.10%, 12/17/13(2)	AU	300	321,575
Merrill Lynch & Co., Inc.
1.84%, 5/30/14(1)		100	116,223
6.88%, 4/25/18		200	200,072
Morgan Stanley
0.55%, 1/9/14(1)		500	453,276
0.73%, 10/15/15(1)		2,000	1,688,954
1.87%, 3/1/13(1)		4,950	6,266,962
5.95%, 12/28/17		400	387,874
National Australia Bank Ltd.
0.97%, 4/11/14(1)(2)	AU	4,500	4,485,460
1.20%, 7/25/14(1)(2)	AU	600	606,761
Nordea Bank AB
2.13%, 1/14/14(2)	SE	200	198,488
4.88%, 1/27/20(2)	SE	1,800	1,874,389
Nordea Eiendomskreditt A/S 0.67%, 4/7/14(1)(2)	NO	2,000	1,997,918
Northern Rock Asset Management PLC 5.63%, 6/22/17(2)	GB	1,300	1,373,072
Royal Bank of Scotland Group PLC
2.63%, 5/11/12(2)	GB	200	202,541
4.38%, 3/16/16	GB	2,300	2,199,251
5.00%, 10/1/14	GB	100	93,117
6.99%, 10/5/17(2)(5)	GB	200	127,000
Santander US Debt SA Unipersonal
1.17%, 3/30/12(1)(2)	ES	3,100	3,077,243
1.83%, 10/10/17(1)	GB	2,800	3,197,158
2.99%, 10/7/13(2)	ES	1,800	1,730,009

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
7.30%, 7/27/19(1)	ES	$900	$1,291,730
Scotland International Finance No. 2 BV 4.25%, 5/23/13(2)	NL	1,200	1,183,942
Societe Generale 5.92%, 4/5/17(1)(2)	FR	400	234,425
State Bank of India/London 4.50%, 7/27/15(2)	IN	1,000	1,000,843
State Street Capital Trust IV 1.35%, 6/15/37(1)		200	137,039
Sumitomo Mitsui Banking Corp. 1.95%, 1/14/14(2)	JP	2,200	2,214,687
Swedbank AB 2.80%, 2/10/12(2)	SE	1,000	1,008,197
Turkiye Garanti Bankasi AS 2.75%, 4/20/16(1)(2)	TR	300	270,000
UBS AG/Stamford CT 1.40%, 2/23/12(1)	CH	800	802,108
Wachovia Bank NA 0.68%, 3/15/16(1)		400	357,232
Wachovia Corp.
0.38%, 10/15/11(1)		3,900	3,899,965
5.30%, 10/15/11		650	650,606
Westpac Banking Corp.
1.10%, 3/31/14(1)(2)	AU	2,200	2,207,016
3.59%, 8/14/14(2)	AU	300	320,322

			158,597,804

CHEMICALS – 0.3%
Braskem SA 5.75%, 4/15/21(2)	KY	2,200	2,007,720
The Dow Chemical Co.
4.85%, 8/15/12		900	926,643
6.00%, 10/1/12		100	104,564

			3,038,927

DIVERSIFIED – 0.2%
Noble Group Ltd.
4.88%, 8/5/15(2)	BM	1,000	920,000
6.75%, 1/29/20	BM	1,000	880,000

			1,800,000

ELECTRIC UTILITIES – 0.8%
CMS Energy Corp. 5.05%, 2/15/18		1,000	987,855
Comision Federal de Electricidad 4.88%, 5/26/21(2)	MX	5,100	5,125,500
Electricite de France 6.50%, 1/26/19(2)	FR	400	467,549
Entergy Corp. 3.63%, 9/15/15		1,000	1,000,969

			7,581,873

FINANCIALS – 5.6%
American Express Co.
4.88%, 7/15/13		500	525,113
7.00%, 3/19/18		700	828,119

	Country Code*	Principal Amount (000)	Value
American Express Credit Corp. 5.13%, 8/25/14		$4,200	$4,545,866
Banque PSA Finance 2.15%, 4/4/14(1)(2)	FR	1,200	1,131,398
CIT Group, Inc. 7.00%, 5/1/14		88	89,757
Countrywide Financial Corp. 5.80%, 6/7/12		2,100	2,106,046
General Electric Capital Corp., Series A
6.15%, 8/7/37		100	106,885
6.88%, 1/10/39		800	918,193
International Lease Finance Corp.
5.40%, 2/15/12		3,700	3,672,250
5.75%, 5/15/16		200	177,763
6.38%, 3/25/13		2,000	1,945,000
6.75%, 9/1/16(2)		400	401,000
LeasePlan Corp. NV
3.00%, 5/7/12(2)	NL	1,000	1,013,745
3.13%, 2/10/12	NL	200	269,479
Nomura Holdings, Inc. 6.70%, 3/4/20	JP	2,300	2,586,251
SLM Corp. 6.25%, 1/25/16		200	196,307
SLM Corp., Series A
0.55%, 1/27/14(1)		500	458,952
5.00%, 10/1/13		5,700	5,579,604
5.38%, 1/15/13		130	130,006
8.00%, 3/25/20		1,100	1,085,917
8.45%, 6/15/18		2,300	2,392,386
Springleaf Finance Corp.
3.25%, 1/16/13		8,600	10,208,277
4.88%, 7/15/12		4,500	4,207,500
Sydney Airport Finance Co., Pty Ltd. 5.13%, 2/22/21(2)	AU	100	104,128
The Goldman Sachs Group, Inc.
0.81%, 3/22/16(1)		600	514,556
1.25%, 7/29/13(1)		200	195,912
5.95%, 1/18/18		6,800	7,000,845
6.15%, 4/1/18		1,100	1,139,904
6.25%, 9/1/17		700	729,056

			54,260,215

FOOD, BEVERAGES & RESTAURANTS – 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15		1,200	1,300,444
5.38%, 1/15/20		1,200	1,398,104
Pernod-Ricard SA 5.75%, 4/7/21(2)	FR	1,500	1,644,079
Tate & Lyle International Finance PLC 6.63%, 6/15/16(2)	GB	500	571,769

			4,914,396

HEALTH CARE – 0.5%
HCA, Inc. 7.88%, 2/15/20		4,000	4,140,000

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Roche Holdings, Inc. 6.00%, 3/1/19(2)		$600	$733,070

			4,873,070

INSURANCE – 2.1%
American International Group, Inc.
1.78%, 7/19/13(1)		8,000	9,855,307
5.05%, 10/1/15		100	97,855
5.45%, 5/18/17		100	95,758
5.85%, 1/16/18		200	198,140
8.25%, 8/15/18		1,000	1,108,447
MetLife Institutional Funding II 1.15%, 4/4/14(1)(2)		800	799,019
Ohio National Financial Services, Inc. 6.38%, 4/30/20(2)		5,100	5,573,703
Pacific LifeCorp. 6.00%, 2/10/20(2)		1,300	1,389,746
The Dai-ichi Life Insurance Co., Ltd. 7.25%, 7/25/21(1)(2)	JP	600	590,076
The Hartford Financial Services Group, Inc. 8.13%, 6/15/38(1)		300	282,000

			19,990,051

INVESTMENT COMPANIES – 0.7%
FIH Erhvervsbank A/S 0.71%, 6/13/13(1)(2)	DK	6,500	6,495,456
Temasek Financial I Ltd. 4.30%, 10/25/19(2)	SG	300	319,382

			6,814,838

METALS & MINING – 0.8%
Alcoa, Inc. 6.15%, 8/15/20		600	607,789
CSN Resources SA 6.50%, 7/21/20(2)	LU	1,400	1,459,500
Gerdau Holdings, Inc. 7.00%, 1/20/20(2)	BR	1,700	1,742,500
Gerdau Trade, Inc. 5.75%, 1/30/21(2)	VG	2,700	2,558,250
GTL Trade Finance, Inc. 7.25%, 10/20/17(2)	VG	1,400	1,463,000
Vale Overseas Ltd. 6.88%, 11/10/39	KY	300	322,500

			8,153,539

OIL & GAS – 0.6%
Petroleos Mexicanos 6.50%, 6/2/41(2)	MX	2,900	2,879,256
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75%, 9/30/19	QA	1,200	1,426,500
Reliance Holdings USA 4.50%, 10/19/20		1,900	1,743,408

	Country Code*	Principal Amount (000)	Value
Total Capital SA 4.45%, 6/24/20	FR	$200	$223,594

			6,272,758

OIL & GAS - EXPLORATION & PRODUCTION – 0.3%
Gazprom OAO 9.63%, 3/1/13	DE	2,400	2,533,992
Novatek Finance Ltd. 5.33%, 2/3/16(2)	IE	200	195,500
Transocean, Inc. 4.95%, 11/15/15	KY	100	105,316

			2,834,808

PIPELINES – 0.0%+
El Paso Corp. 7.88%, 6/15/12		400	414,110

REFINING – 0.3%
Petrobras International Finance Co. 7.88%, 3/15/19	KY	2,900	3,364,000

RETAIL – 0.0%+
CVS Pass-through Trust 6.94%, 1/10/30		92	103,343

SAVINGS & LOANS – 0.1%
Nationwide Building Society 6.25%, 2/25/20(2)	GB	600	604,697

SPECIAL PURPOSE BANKS – 0.5%
Kreditanstalt fuer Wiederaufbau 2.00%, 9/7/16	DE	1,400	1,890,676
The Export-Import Bank of Korea
1.05%, 3/3/12(2)	KR	1,500	1,146,617
5.13%, 6/29/20	KR	300	304,151
5.88%, 1/14/15	KR	900	956,997
8.13%, 1/21/14	KR	400	446,478

			4,744,919

SPECIAL PURPOSE ENTITIES – 0.5%
IPIC GMTN Ltd. 5.00%, 11/15/20	KY	1,200	1,230,000
MUFG Capital Finance 5 Ltd. 6.30%, 1/25/17(1)	KY	1,000	1,426,852
Odebrecht Drilling VIII/IX Ltd. 6.35%, 6/30/21(2)	KY	2,300	2,277,000
Vnesheconombank Veb Finance Ltd. 5.45%, 11/22/17(2)	IE	200	191,000

			5,124,852

TELECOMMUNICATIONS – 1.4%
BellSouth Corp. 4.46%, 4/26/12(2)		10,500	10,690,984

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Deutsche Telekom International Finance BV 6.50%, 4/8/22	NL	$1,900	$3,427,142

			14,118,126

TRANSPORTATION – 0.8%
Asciano Finance Ltd. 5.00%, 4/7/18(2)	AU	5,100	5,214,643
DP World Ltd. 6.25%, 7/2/17(2)	KY	1,900	1,895,250
Ryder System, Inc. 6.00%, 3/1/13		400	424,814

			7,534,707

UTILITIES – 0.6%
Centrais Eletricas Brasileiras SA 6.88%, 7/30/19(2)	BR	1,600	1,792,000
MidAmerican Energy Holdings Co. 6.13%, 4/1/36		300	359,332
Nakilat, Inc. 6.07%, 12/31/33	QA	2,800	3,024,000
NRG Energy, Inc . 8.25%, 9/1/20		700	661,500
The AES Corp. 7.38%, 7/1/21(2)		200	189,000

			6,025,832

Total Corporate Debt Obligations (Cost $336,688,108)			327,632,397

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 1.3%
Banco Nacional de Desenvolvimento Economico e Social 4.13%, 9/15/17(2)	BR	200	257,286
Canada Housing Trust No. 1
2.75%, 12/15/15	CA	800	800,145
3.15%, 6/15/14(2)	CA	400	401,355
3.35%, 12/15/20(2)	CA	1,800	1,824,186
3.80%, 6/15/21(2)	CA	700	733,226
Instituto de Credito Oficial 3.29%, 3/25/14(1)	ES	1,300	1,678,152
Korea Housing Finance Corp. 4.13%, 12/15/15(2)	KR	3,500	3,591,655
Societe Financement de l’Economie Francaise
0.45%, 7/16/12(1)(2)	FR	1,000	1,001,560
3.38%, 5/5/14(2)	FR	2,100	2,229,912

Total Foregin Government Agency Obligations (Cost $12,476,152)			12,517,477

FOREIGN GOVERNMENT OBLIGATIONS – 8.1%
Canadian Government Bond
2.75%, 9/1/16	CA	1,500	1,523,189
3.00%, 12/1/15	CA	400	408,348
3.25%, 6/1/21	CA	200	209,085

	Country Code*	Principal Amount (000)	Value
3.75%, 6/1/19	CA	$600	$648,932
4.25%, 6/1/18	CA	100	110,746
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.10%, 9/15/16	IT	307	377,741
2.10%, 9/15/21	IT	6,730	7,312,574
Mexican Bonos 9.00%, 12/22/11	MX	99,000	7,206,528
Province of Ontario Canada
1.38%, 1/27/14	CA	1,100	1,112,223
1.60%, 9/21/16	CA	21,300	21,251,436
4.00%, 6/2/21	CA	400	409,665
4.20%, 6/2/20	CA	13,700	14,299,171
4.30%, 3/8/17	CA	400	424,796
4.60%, 6/2/39	CA	300	325,860
4.70%, 6/2/37	CA	1,300	1,421,639
Province of Quebec Canada
4.25%, 12/1/21	CA	300	310,593
4.50%, 12/1/17	CA	500	535,180
4.50%, 12/1/18	CA	600	641,002
Republic of Turkey 7.00%, 9/26/16	TR	6,100	6,740,500
Russian Foreign Bond
3.63%, 4/29/15	RU	100	98,250
7.50%, 3/31/30(3)	RU	2,839	3,190,127
Spain Government Bond 4.65%, 7/30/25	ES	8,100	9,861,731
United Mexican States, Series A 6.05%, 1/11/40	MX	200	226,000

Total Foreign Government Obligations (Cost $83,135,756)			78,645,316

MUNICIPAL BONDS – 3.9%
Acalanes Union High School District, Series 2008-B 0.00%, 8/1/46(4)		4,600	398,360
California Infrastructure & Economic Development Bank 6.49%, 5/15/49		1,000	1,176,080
California State University 6.43%, 11/1/30		200	228,018
City of New York, NY
5.00%, 8/1/35		4,700	5,034,969
6.25%, 6/1/35		3,800	4,235,518
City of Newport Beach, California Certificates of Participation 7.17%, 7/1/40		2,300	2,616,894
Contra Costa, California Community College District 6.50%, 8/1/34		1,600	1,896,144
County of Clark, NV 6.82%, 7/1/45		300	371,511
County of Fresno CA, Series A 0.00%, 8/15/28(4)		2,200	775,918

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Irvine Ranch Water District, California 6.62%, 5/1/40		$3,700	$4,998,108
Long Beach Unified School District, Series 2008-B 0.00%, 8/1/34(4)		2,400	583,944
Los Angeles Unified School District, California 6.76%, 7/1/34		200	248,844
Metropolitan Government of Nashville & Davidson County, Tennessee, Water and Sewer Revenue 6.57%, 7/1/37		3,700	4,685,569
Metropolitan Transportation Authority 7.34%, 11/15/39		1,100	1,547,128
New Jersey Economic Development Authority 1.35%, 6/15/13(1)		1,300	1,304,693
New York State Thruway Authority 5.88%, 4/1/30		1,000	1,211,880
Pasadena, California Public Financing Authority 7.15%, 3/1/43		1,400	1,877,960
Philadelphia Authority for Industrial Development 0.00%, 4/15/23(4)		3,000	1,287,990
State of California
7.60%, 11/1/40		500	618,595
7.63%, 3/1/40		1,000	1,232,720
7.95%, 3/1/36		400	453,864
State of Illinois 4.07%, 1/1/14		400	411,824
State of Louisiana 3.00%, 5/1/43(1)		400	408,036

Total Municipal Bonds (Cost $32,180,666)			37,604,567

U.S. GOVERNMENT AGENCY OBLIGATIONS – 33.4%
Federal Home Loan Mortgage Corp.
2.00%, 8/25/16		100	103,529
2.50%, 5/27/16		100	105,893
4.50%, 2/1/39		107	114,232
4.50%, 1/1/40		702	743,431
4.50%, TBA(6)		1,000	1,058,169
4.88%, 6/13/18		200	239,184
5.50%, 3/1/37		869	944,922
5.50%, 4/1/37		102	110,335
5.50%, 7/1/37		327	355,152
5.50%, 8/1/37		162	175,356
5.50%, 7/1/38		515	558,785
5.50%, 8/1/38		412	446,798
5.50%, 1/1/40		104	112,698
Federal National Mortgage Association
2.00%, 2/18/15		100	104,020
2.00%, 9/21/15		300	310,178
2.25%, 3/15/16		1,000	1,049,322

	Country Code*	Principal Amount (000)	Value
3.33%, 11/21/21(6)		$400	$400,963
4.00%, 8/1/39		174	182,237
4.00%, 12/1/40		6,728	7,060,454
4.00%, 1/1/41		998	1,047,508
4.00%, 2/1/41		7,963	8,356,298
4.00%, 3/1/41		199	209,052
4.00%, 4/1/41		514	539,341
4.00%, 7/1/41		479	502,572
4.00%, 8/1/41		3,268	3,428,516
4.00%, TBA(6)		10,600	11,110,125
4.50%, 6/1/38		126	133,406
4.50%, 1/1/39		399	423,774
4.50%, 3/1/39		475	504,975
4.50%, 4/1/39		26	27,674
4.50%, 6/1/39		48	50,862
4.50%, 8/1/39		657	698,309
4.50%, 11/1/39		663	704,001
4.50%, 7/1/40		976	1,036,295
4.50%, 8/1/40		1,085	1,152,030
4.50%, 9/1/40		530	563,517
4.50%, 10/1/40		2,435	2,587,126
4.50%, 5/1/41		56,374	59,883,725
4.50%, 6/1/41		3,243	3,444,799
4.50%, TBA(6)		137,000	145,327,024
5.00%, 4/1/38		74	79,419
5.00%, 6/1/38		100	107,675
5.00%, 7/1/38		22	23,805
5.00%, 8/1/38		200	215,349
5.00%, 1/1/39		577	620,852
5.00%, 4/1/39		2,219	2,390,025
5.00%, 7/1/40		8,787	9,467,938
5.00%, 8/1/40		998	1,074,213
5.00%, 10/1/40		23	25,271
5.00%, 6/1/41		1,000	1,077,479
5.00%, TBA(6)		1,000	1,075,625
5.50%, 8/1/33		32	34,530
5.50%, 2/1/34		10	10,995
5.50%, 4/1/34		95	104,065
5.50%, 4/1/35		19	20,393
5.50%, 3/1/36		346	377,150
5.50%, 4/1/36		18	19,943
5.50%, 8/1/36		12	13,342
5.50%, 11/1/36		800	871,800
5.50%, 12/1/36		8	8,663
5.50%, 5/1/37		18	19,472
5.50%, 11/1/37		1,934	2,104,769
5.50%, 1/1/38		1,213	1,319,470
5.50%, 2/1/38		1,608	1,747,454
5.50%, 4/1/38		1,042	1,132,438
5.50%, 5/1/38		79	85,736
5.50%, 7/1/38		551	598,722
5.50%, TBA(6)		1,000	1,085,156
6.00%, 8/1/36		291	320,361
6.00%, 9/1/36		51	56,257
6.00%, 10/1/36		11	11,884
6.00%, 12/1/36		128	140,457
6.00%, 1/1/37		122	134,460
6.00%, 4/1/37		211	231,984
6.00%, 5/1/37		39	42,659

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
6.00%, 8/1/37		$629	$691,433
6.00%, 9/1/37		1,841	2,022,969
6.00%, 10/1/37		799	879,000
6.00%, 11/1/37		1,095	1,203,538
6.00%, 12/1/37		4,672	5,134,717
6.00%, 1/1/38		1,233	1,354,578
6.00%, 3/1/38		1,352	1,485,476
6.00%, 4/1/38		149	163,894
6.00%, 5/1/38		43	46,911
6.00%, 6/1/38		380	417,770
6.00%, 8/1/38		2,598	2,857,262
6.00%, 9/1/38		2,016	2,215,777
6.00%, 10/1/38		1,257	1,381,567
6.00%, 11/1/38		1,565	1,717,641
6.00%, 12/1/38		1,074	1,181,383
6.00%, 1/1/39		22	24,583
6.00%, 3/1/39		38	41,572
6.00%, 7/1/39		66	73,091
6.00%, 9/1/39		1,073	1,179,220
6.00%, 4/1/40		284	312,859
6.00%, TBA(6)		15,400	16,891,875
6.50%, 9/1/37		1,685	1,869,197

Total U.S. Government Agency Obligations (Cost $321,889,336)			325,702,711

U.S. TREASURY OBLIGATIONS – 29.0%
U.S. Treasury Inflation Indexed Bonds
0.13%, 4/15/16		5,936	6,133,343
0.63%, 7/15/21		1,103	1,150,835
1.13%, 1/15/21(7)		8,468	9,243,197
1.25%, 7/15/20		3,108	3,430,851
1.75%, 1/15/28(9)		3,666	4,247,364
2.00%, 1/15/26		2,959	3,515,473
2.38%, 1/15/25		1,558	1,924,572
2.38%, 1/15/27(7)		3,025	3,782,026
2.50%, 7/15/16(7)(9)		11,858	13,628,129
2.50%, 1/15/29(9)		4,840	6,214,118
U.S. Treasury Notes
0.13%, 9/30/13		8,400	8,378,672
1.25%, 9/30/18		1,000	995,156
1.50%, 7/31/16(6)		4,500	4,620,960
1.50%, 8/31/18(7)		11,800	11,857,159
2.25%, 7/31/18		100	105,531
2.63%, 8/15/20		20,300	21,741,625
2.63%, 11/15/20		23,400	25,023,375
3.00%, 2/28/17(6)		52,200	57,509,732
3.38%, 11/15/19		1,800	2,041,312
3.50%, 5/15/20		7,500	8,589,225
3.63%, 2/15/20		5,500	6,349,063
3.63%, 2/15/21(6)		70,900	81,906,091

Total U.S. Treasury Obligations (Cost $278,723,816)			282,387,809

	Country Code*	Shares	Value
CONVERTIBLE PREFERRED STOCKS – 0.0%+
BANKS – 0.0%+
Wells Fargo & Co., Series L 7.50%, 12/31/49 (Cost $129,360)		200	$206,612

PREFERRED STOCKS – 0.3%
BANKS – 0.3%
Citigroup, Inc., Series 1 6.15%, 12/15/12 (Cost $3,667,275)		405,000	3,198,609

		Notional Amount (000)
SWAPTIONS PURCHASED – 0.0%+
CALL SWAPTIONS – 0.0%+
OTC -1 Year Interest Rate Swap, exercise rate 1.25%, expires 4/30/12 (Cost $172,998)		45,600	314,649

		Principal Amount (000)
SHORT TERM INVESTMENTS – 6.9%
CERTIFICATES OF DEPOSIT – 1.2%
BANKS – 1.2%
Abbey National Treasury Services PLC 1.69%, 6/10/13(1)	GB	2,500	2,541,170
Banco do Brasil SA 0.00%, 2/15/12(4)	BR	3,800	3,816,224
Itau Unibanco SA New York 1.00%, 2/6/12	BR	5,800	5,771,872

Total Certificates of Deposit (Cost $12,044,038)			12,129,266

COMMERCIAL PAPER(8) – 3.8%
Kells Funding LLC
0.24%, 11/7/11(2)		900	899,778
0.47%, 1/27/12(2)		36,100	36,059,546

Total Commercial Paper (Cost $36,944,164)			36,959,324

U.S. TREASURY OBLIGATIONS(8) – 1.3%
U.S. Treasury Bills
0.01%, 2/16/12		400	399,947
0.01%, 3/8/12(7)		6,900	6,898,648
0.02%, 10/20/11(7)		280	280,000
0.02%, 2/16/12		528	527,930
0.03%, 3/1/12(7)		321	320,940
0.04%, 3/29/12		672	671,817

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

Country Code*	Principal Amount (000)	Value
0.30%, 2/9/12	$3,100	$3,099,613

Total U.S. Treasury Obligations (Cost $12,200,214)		12,198,895

	Shares
MUTUAL FUNDS – 0.6%
State Street Institutional U.S. Government Money Market Fund (Cost $5,556,269)	5,556,269	5,556,269

Total Short Term Investments (Cost $66,744,685)		66,843,754

TOTAL INVESTMENTS – 124.4% (Cost $1,212,427,170)		1,212,230,059
Liabilities in excess of other assets – (24.4)%		(237,984,953)

NET ASSETS – 100.0%		$974,245,106

OTC	Over the Counter
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $176,547,974 which represents approximately 18.1% of net assets. At the period end, the brokers delivered cash of $670,000 to the Fund as collateral.

AE	United Arab Emirates
AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CL	Chile
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
HK	Hong Kong
IE	Ireland
IN	India
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands
NO	Norway
QA	Qatar
RU	Russia
SE	Sweden
SG	Singapore
TR	Turkey
VG	British Virgin Islands

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $201,727,799, representing 20.7% of net assets.
(3)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(4)	Zero-coupon bond.
(5)	Security is in default and is non-income producing.
(6)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(7)	Security (or a portion thereof) has been pledged as collateral for open swap and swaption contracts. At the period end, the value of securities pledged amounted to $3,197,460.
(8)	Interest rates represent annualized yield at date of purchase.

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(9)	At the period end, securities (or portions thereof) with an aggregate market value of $2,402,480 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Eurodollar December Futures	12/19/11	54	13,430,433	13,428,450	(1,983)
Long	90-Day Eurodollar December Futures	12/16/13	64	15,703,086	15,848,800	145,714
Long	90-Day Eurodollar June Futures	6/17/13	770	190,240,234	191,210,250	970,016
Long	90-Day Eurodollar June Futures	6/16/14	12	2,926,921	2,961,450	34,529
Long	90-Day Eurodollar March Futures	3/19/12	974	241,388,535	242,063,350	674,815
Long	90-Day Eurodollar March Futures	3/18/13	395	97,976,223	98,157,500	181,277
Long	90-Day Eurodollar March Futures	3/18/13	158	39,252,434	39,263,000	10,566
Long	90-Day Eurodollar March Futures	3/17/14	65	15,899,796	16,070,438	170,642
Long	90-Day Eurodollar September Futures	9/16/13	256	63,174,668	63,500,800	326,132
Long	U.S. Treasury 10 Year Note December Futures	12/20/11	353	45,661,384	45,923,094	261,710

Net unrealized appreciation						2,773,418

(10)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Bank of America Securities LLC	USD	668,143	EUR	468,000	10/19/11	(41,214)
Bank of America Securities LLC	USD	537,450	IDR	4,873,600,000	1/31/12	11,365
Barclays Bank PLC	EUR	1,399,000	USD	1,986,440	10/19/11	112,353
Barclays Bank PLC	EUR	7,746,000	USD	11,103,194	10/19/11	726,729
Barclays Bank PLC	GBP	14,170,000	USD	22,617,304	12/8/11	534,823
Barclays Bank PLC	MXN	16,299,360	USD	1,200,000	11/18/11	29,689
Barclays Bank PLC	MXN	101,540,445	USD	8,538,551	11/18/11	1,247,843
Barclays Bank PLC	SGD	906,150	USD	700,000	12/9/11	6,976
Barclays Bank PLC	USD	1,300,000	CNY	8,320,390	6/1/12	10,034
Barclays Bank PLC	USD	200,000	CNY	1,278,000	6/1/12	1,219
Barclays Bank PLC	USD	4,316,794	EUR	2,994,000	10/19/11	(306,061)
Barclays Bank PLC	USD	87,917	PHP	3,900,000	11/15/11	1,098
Barclays Bank PLC	USD	36,281	PHP	1,600,000	11/15/11	238
Barclays Bank PLC	USD	36,126	PHP	1,600,000	11/15/11	394
Barclays Bank PLC	USD	38,245	PHP	1,700,000	11/15/11	556
Barclays Bank PLC	USD	27,445	PHP	1,229,000	11/15/11	606
Barclays Bank PLC	USD	294,200	TWD	8,431,780	1/11/12	(16,654)
Citibank NA	CAD	4,900,000	USD	4,749,862	11/17/11	78,538
Citibank NA	CAD	1,338,000	USD	1,281,824	11/17/11	6,266
Citibank NA	CAD	37,000	USD	37,346	11/17/11	2,073
Citibank NA	EUR	8,232,000	USD	11,804,361	10/19/11	776,855
Citibank NA	PHP	39,249,000	USD	900,000	11/15/11	4,165
Citibank NA	USD	4,754,913	CAD	4,900,000	10/3/11	(78,895)
Citibank NA	USD	500,000	CNY	3,202,250	6/1/12	4,190

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Citibank NA	USD	400,000	CNY	2,556,080	6/1/12	2,451
Citibank NA	USD	100,000	CNY	630,450	6/1/12	(737)
Citibank NA	USD	100,000	CNY	630,650	6/1/12	(705)
Citibank NA	USD	1,000,000	CNY	6,313,000	2/1/13	2,908
Citibank NA	USD	113,933	EUR	83,000	10/19/11	(2,747)
Citibank NA	USD	908,711	EUR	631,000	10/19/11	(63,430)
Citibank NA	USD	765,004	MYR	2,292,718	4/23/12	(50,481)
Citibank NA	USD	100,000	PHP	4,310,000	11/15/11	(1,627)
Citibank NA	USD	50,000	PHP	2,175,000	11/15/11	(357)
Citibank NA	USD	100,000	PHP	4,389,000	11/15/11	176
Citibank NA	USD	100,000	PHP	4,455,000	11/15/11	1,683
Citibank NA	USD	100,000	PHP	4,421,000	11/15/11	907
Citibank NA	USD	100,000	PHP	4,339,500	11/15/11	(953)
Citibank NA	USD	72,186	PHP	3,200,000	11/15/11	852
Citibank NA	USD	2,487,649	PHP	108,461,500	3/15/12	(17,219)
Citibank NA	USD	3,956,910	SGD	4,770,451	12/9/11	(308,465)
Credit Suisse*	CAD	205,253	USD	200,000	10/3/11	4,129
Credit Suisse*	EUR	4,545,000	USD	6,576,992	10/19/11	488,555
Credit Suisse*	EUR	22,741,000	USD	31,752,121	10/19/11	1,288,502
Credit Suisse*	KRW	236,760,000	USD	200,000	11/14/11	(985)
Credit Suisse*	KRW	236,700,000	USD	200,000	11/14/11	(934)
Credit Suisse*	SGD	373,575	USD	300,000	12/9/11	14,290
Credit Suisse*	USD	2,350,414	EUR	1,665,000	10/19/11	(119,996)
Deutsche Bank AG (London)	CAD	1,066,000	USD	1,073,193	11/17/11	56,941
Deutsche Bank AG (London)	EUR	587,000	USD	827,576	10/19/11	41,237
Deutsche Bank AG (London)	USD	404,213	CNY	2,552,000	6/1/12	(2,404)
Deutsche Bank AG (London)	USD	4,044,312	CNY	25,628,807	2/1/13	27,179
Deutsche Bank AG (London)	USD	393,639	IDR	3,651,000,000	10/31/11	20,816
Deutsche Bank AG (London)	USD	230,947	IDR	2,000,000,000	1/31/12	(5,727)
Deutsche Bank AG (London)	USD	9,316	MXN	109,557	11/18/11	(1,450)
Deutsche Bank AG (London)	USD	50,000	PHP	2,202,500	11/15/11	271
Goldman Sachs International	SGD	248,980	USD	200,000	12/9/11	9,580
Goldman Sachs International	USD	802,273	CAD	830,000	11/17/11	(11,008)
Goldman Sachs International	USD	500,000	CNY	3,155,000	2/1/13	1,215
Goldman Sachs International	USD	100,000	PHP	4,392,000	11/15/11	245
HSBC Bank PLC	IDR	7,316,000,000	USD	800,000	10/31/11	(30,499)
HSBC Bank PLC	IDR	7,320,000,000	USD	800,000	10/31/11	(30,953)
HSBC Bank PLC	USD	15,625,603	BRL	25,407,231	11/3/11	(2,206,844)
HSBC Bank PLC	USD	100,000	CNY	638,350	6/1/12	507
HSBC Bank PLC	USD	200,000	CNY	1,278,500	6/1/12	1,298
HSBC Bank PLC	USD	200,000	CNY	1,278,100	6/1/12	1,235
HSBC Bank PLC	USD	100,000	CNY	639,450	6/1/12	681
HSBC Bank PLC	USD	100,000	CNY	639,800	6/1/12	736
HSBC Bank PLC	USD	200,000	CNY	1,278,300	6/1/12	1,266
HSBC Bank PLC	USD	300,000	CNY	1,913,250	6/1/12	1,239
HSBC Bank PLC	USD	600,000	CNY	3,828,000	6/1/12	2,713
HSBC Bank PLC	USD	200,000	CNY	1,278,600	6/1/12	1,314
HSBC Bank PLC	USD	234,211	IDR	2,047,000,000	1/31/12	(3,698)
HSBC Bank PLC	USD	1,929,442	IDR	17,432,510,000	7/2/12	4,805
HSBC Bank PLC	USD	500,000	MXN	5,968,000	11/18/11	(71,492)
HSBC Bank PLC	USD	200,000	MXN	2,389,000	11/18/11	(28,467)
HSBC Bank PLC	USD	200,000	MXN	2,385,600	11/18/11	(28,711)

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
HSBC Bank PLC	USD	2,436,144	ZAR	17,141,440	10/28/11	(320,657)
JPMorgan Securities	CAD	6,000	USD	6,046	11/17/11	326
JPMorgan Securities	EUR	1,622,000	USD	2,307,360	10/19/11	134,545
JPMorgan Securities	KRW	2,851,999,200	USD	2,400,000	11/14/11	(21,052)
JPMorgan Securities	MXN	18,900,000	USD	1,400,000	11/18/11	42,961
JPMorgan Securities	USD	200,000	CNY	1,279,600	6/1/12	1,471
JPMorgan Securities	USD	1,400,000	CNY	8,967,000	6/1/12	11,841
JPMorgan Securities	USD	200,000	CNY	1,283,400	6/1/12	2,070
JPMorgan Securities	USD	400,000	CNY	2,566,800	6/1/12	4,139
JPMorgan Securities	USD	100,000	CNY	641,700	6/1/12	1,035
JPMorgan Securities	USD	400,000	CNY	2,552,000	6/1/12	1,809
JPMorgan Securities	USD	300,000	CNY	1,913,700	6/1/12	1,309
JPMorgan Securities	USD	300,000	CNY	1,887,450	6/1/12	(2,824)
JPMorgan Securities	USD	100,000	CNY	630,500	6/1/12	(729)
JPMorgan Securities	USD	100,000	CNY	630,200	6/1/12	(776)
JPMorgan Securities	USD	2,663,722	EUR	1,877,000	10/19/11	(149,311)
JPMorgan Securities	USD	3,355,013	INR	155,941,000	7/12/12	(240,721)
JPMorgan Securities	USD	8,586,748	KRW	9,148,321,469	11/14/11	(820,771)
JPMorgan Securities	USD	100,000	PHP	4,410,000	11/15/11	656
JPMorgan Securities	USD	100,000	PHP	4,437,000	11/15/11	1,272
JPMorgan Securities	USD	100,000	PHP	4,310,000	11/15/11	(1,627)
JPMorgan Securities	USD	208,412	ZAR	1,520,050	1/26/12	(23,066)
JPMorgan Securities	ZAR	1,619,220	USD	200,000	10/28/11	166
JPMorgan Securities	ZAR	1,618,420	USD	200,000	10/28/11	265
JPMorgan Securities	ZAR	808,240	USD	100,000	10/28/11	252
Morgan Stanley & Co., Inc.**	CAD	4,900,000	USD	4,745,349	10/3/11	69,330
Morgan Stanley & Co., Inc.**	EUR	22,741,000	USD	31,689,584	10/19/11	1,225,964
Morgan Stanley & Co., Inc.**	MXN	4,123,950	USD	300,000	11/18/11	3,896
Morgan Stanley & Co., Inc.**	MXN	5,384,800	USD	400,000	11/18/11	13,366
Morgan Stanley & Co., Inc.**	USD	100,000	CNY	638,750	6/1/12	570
Morgan Stanley & Co., Inc.**	USD	500,000	CNY	3,184,750	6/1/12	1,434
Morgan Stanley & Co., Inc.**	USD	10,983,871	MXN	131,141,926	11/18/11	(1,567,747)
Morgan Stanley & Co., Inc.**	USD	200,000	MXN	2,388,300	11/18/11	(28,518)
Morgan Stanley & Co., Inc.**	USD	500,000	MXN	5,973,000	11/18/11	(71,133)
Morgan Stanley & Co., Inc.**	USD	497,313	PHP	21,655,500	3/15/12	(4,065)
Royal Bank of Canada	CAD	1,849,000	USD	1,782,031	11/17/11	19,321
Royal Bank of Canada	CAD	1,067,000	USD	1,078,002	11/17/11	60,797
Royal Bank of Canada	USD	232,368	EUR	162,000	10/19/11	(15,354)
Royal Bank of Scotland PLC	USD	500,000	CNY	3,205,500	6/1/12	4,701
Royal Bank of Scotland PLC	USD	830,387	IDR	7,707,650,000	10/31/11	44,572
Royal Bank of Scotland PLC	USD	992,884	SGD	1,200,000	12/9/11	(75,123)
UBS AG	CAD	205,514	USD	200,000	10/6/11	3,894

Net unrealized appreciation						409,516

*	At the period end, cash of $1,120,000 has been received as collateral for these open forward foreign currency exchange contracts.
**	At the period end, cash of $390,000 has been received as collateral for these open forward foreign currency exchange contracts.

BRL	- Brazilian Real
CAD	- Canadian Dollar
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

IDR	- Indonesian Rupiah
INR	- Indian Rupee
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
SGD	- Singapore Dollar
TWD	- New Taiwan Dollar
USD	- United States Dollar
ZAR	- South African Rand

(11)	At the period end, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

Type	Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Put	90-Day Eurodollar March Futures	3/19/12	99.000	81	17,213

Written option contracts (Premium received, $66,210)				81	17,213

Forward Volatility Agreements on Swaption Straddles

Description	Counterparty	Expiration Date	Exercise Price ($)	Notional Amount (000) ($)	Value ($)
Call & Put - OTC 1-Year vs. 1-Year Swaption Straddle	Goldman Sachs Bank*	10/11/11	TBD	4,600	17,184
Call & Put - OTC 1-Year vs. 2-Year Swaption Straddle	Morgan Stanley Capital Services, Inc.**	10/11/11	TBD	14,000	142,206
Call & Put - OTC 1-Year vs. 2-Year Swaption Straddle	Morgan Stanley Capital Services, Inc.**	11/14/11	TBD	11,600	120,647

Forward volatility agreements (Premium received, $306,061)				30,200	280,037

TBD: To be determined. Exercise price and premium of the underlying swaption straddles to be determined on each Forward Volatility Agreement’s expiration date, based upon implied volatility parameters.

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000) ($)	Value ($)
Floor - OTC CPURNSA Index	Citibank NA***	216.687	Maximum of [1-(Index Final/Index Initial)] or $0	4/7/20	2,100	7,447
Floor - OTC CPURNSA Index	Citibank NA***	217.965	Maximum of [1-(Index Final/Index Initial)] or $0	9/29/20	1,300	5,146
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of [1-(Index Final/Index Initial)] or $0	3/10/20	1,000	5,511

Written inflation floor options (Premium received, $42,970)					4,400	18,104

Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -1 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	2.25%	5/28/13	13,700	14,156
Put	OTC -2 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	2.25%	9/24/12	7,100	4,869

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -3 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	3.00%	6/18/12	11,000	5,130
Put	OTC -10 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	4.25%	10/11/11	3,300	—
Put	OTC -3 Year Interest Rate Swap	Barclays Bank PLC****	Pay	3-Month USD-LIBOR	3.00%	6/18/12	8,900	4,151
Put	OTC -2 Year Interest Rate Swap	Citibank NA***	Pay	3-Month USD-LIBOR	2.25%	9/24/12	800	549
Put	OTC -3 Year Interest Rate Swap	Citibank NA***	Pay	3-Month USD-LIBOR	3.00%	6/18/12	7,800	3,638
Put	OTC -5 Year Interest Rate Swap	Citibank NA***	Pay	3-Month USD-LIBOR	3.25%	7/16/12	5,000	8,191
Put	OTC -2 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.20%	7/11/13	10,500	80,726
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.70%	8/13/12	13,000	180,371
Put	OTC -1 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.75%	7/11/13	68,700	113,973
Put	OTC -3 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.75%	6/18/12	6,300	3,735
Put	OTC -3 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.00%	6/18/12	5,300	2,472
Put	OTC -1 Year Interest Rate Swap	Goldman Sachs Bank*	Pay	3-Month USD-LIBOR	0.65%	11/14/11	9,400	2,767
Put	OTC -1 Year Interest Rate Swap	Goldman Sachs Bank*	Pay	3-Month USD-LIBOR	1.00%	11/19/12	10,700	13,121
Put	OTC -1 Year Interest Rate Swap	Goldman Sachs Bank*	Pay	3-Month USD-LIBOR	2.00%	4/30/12	66,600	12,368
Put	OTC -2 Year Interest Rate Swap	Goldman Sachs Bank*	Pay	3-Month USD-LIBOR	2.25%	9/24/12	6,700	4,595
Put	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.**	Pay	3-Month USD-LIBOR	1.80%	10/11/11	3,600	4
Put	OTC -2 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.**	Pay	3-Month USD-LIBOR	2.25%	9/24/12	3,500	2,400
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.**	Pay	3-Month USD-LIBOR	4.25%	10/11/11	25,200	3
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.**	Pay	3-Month USD-LIBOR	10.00%	7/10/12	2,000	2
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.70%	8/13/12	18,000	249,745
Put	OTC -1 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.75%	11/19/12	12,200	7,111
Put	OTC -1 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.00%	4/30/12	24,600	4,568
Put	OTC -2 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.25%	9/24/12	30,700	21,054
Put	OTC -3 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.75%	6/18/12	5,900	3,498
Put	OTC -3 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.00%	6/18/12	14,900	6,949
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.25%	7/16/12	1,700	2,785

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	4.25%	10/11/11	13,100	1

Written swaptions (Premium received, $2,537,100)							410,200	752,932

Credit Default Swaptions

Type	Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC - CDX.IG-16 5-Year Index	Bank of America NA	Sell	1.80%	12/21/11	3,200	16,441
Call	OTC - CDX.IG-16 5-Year Index	Bank of America NA	Buy	0.85%	12/21/11	6,000	3,132
Put	OTC - CDX.IG-16 5-Year Index	Bank of America NA	Sell	1.20%	12/21/11	6,000	83,835
Call	OTC - CDX.IG-16 5-Year Index	Deutsche Bank AG	Buy	0.82%	12/21/11	6,000	2,444
Call	OTC - CDX.IG-16 5-Year Index	Goldman Sachs Bank*	Buy	0.85%	12/21/11	6,100	3,184
Put	OTC - CDX.IG-16 5-Year Index	Morgan Stanley Capital Services, Inc.**	Sell	1.50%	12/21/11	2,200	18,224
Call	OTC - CDX.IG-16 5-Year Index	Morgan Stanley Capital Services, Inc.**	Buy	1.00%	12/21/11	2,200	3,185
Call	OTC - CDX.IG-16 5-Year Index	Morgan Stanley Capital Services, Inc.**	Buy	0.80%	12/21/11	6,500	2,223
Call	OTC - CDX.IG-16 5-Year Index	Morgan Stanley Capital Services, Inc.**	Buy	0.85%	12/21/11	4,300	2,245

Written credit default swaptions (Premium received, $93,515)						42,500	134,913

CDX.IG	- Credit Derivatives Index – Investment Grade
CPURNSA	- Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	- London Interbank Offered Rate
OTC	- Over the Counter
USD	- United States Dollar

(12)	At the period end, open swap contracts were as follows:

Interest Rate Swap Contracts

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	536	46,321	(6,399)	52,720
Bank of America NA	Pay	3-Month USD-LIBOR	2.00%	12/21/21	1,500	(24,084)	(7,020)	(17,064)
Barclays Bank PLC****	Pay	BRL-BZDIOVRA	12.455%	1/2/13	957	21,424	881	20,543
Barclays Bank PLC****	Pay	6-Month EUR-EURIBOR	2.50%	9/21/18	1,072	17,125	(13,453)	30,578
Barclays Bank PLC****	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	9,512	822,212	38,000	784,212
Barclays Bank PLC****	Pay	6-Month EUR-EURIBOR	3.00%	9/21/21	3,751	157,912	26,207	131,705

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC****	Pay	3-Month USD-LIBOR	3.00%	10/13/21	7,200	583,664	453,290	130,374
Barclays Bank PLC****	Pay	6-Month GBP-LIBOR	3.00%	3/21/22	936	22,587	10,692	11,895
Citibank NA***	Pay	6-Month EUR-EURIBOR	3.65%	9/21/21	1,340	133,627	1,223	132,404
Citibank NA***	Pay	6-Month EUR-EURIBOR	2.50%	3/21/22	670	(6,167)	(539)	(5,628)
Deutsche Bank AG	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	2,412	208,448	21,588	186,860
Deutsche Bank AG	Pay	6-Month EUR-EURIBOR	3.00%	9/21/21	3,215	135,353	15,537	119,816
Deutsche Bank AG	Pay	6-Month EUR-EURIBOR	3.00%	3/21/22	3,751	130,114	43,671	86,443
Goldman Sachs Bank*	Pay	BRL- BZDIOVRA	12.65%	1/2/14	532	28,873	6,547	22,326
Goldman Sachs Bank*	Pay	U.S. Federal Fund Rate	1.00%	9/19/14	2,700	32,635	(11,529)	44,164
Goldman Sachs Bank*	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	8,038	694,827	(65,919)	760,746
Goldman Sachs Bank*	Pay	3-Month USD-LIBOR	2.00%	12/21/21	2,600	(41,746)	(10,660)	(31,086)
Goldman Sachs Bank*	Pay	6-Month EUR-EURIBOR	2.50%	3/21/22	536	(4,934)	(431)	(4,503)
HSBC Bank USA, NA	Pay	MXN-TIIE- Banxico	7.33%	1/28/15	433	27,442	2,681	24,761
HSBC Bank USA, NA	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	7,771	671,666	56,094	615,572
HSBC Bank USA, NA	Pay	6-Month GBP-LIBOR	3.00%	3/21/22	3,587	86,583	35,927	50,656
Morgan Stanley Capital Services, Inc.**	Pay	BRL- BZDIOVRA	12.59%	1/2/13	106	4,079	272	3,807
Morgan Stanley Capital Services, Inc.**	Pay	BRL- BZDIOVRA	12.50%	1/2/13	2,074	47,675	2,964	44,711
Morgan Stanley Capital Services, Inc.**	Pay	U.S. Federal Fund Rate	0.50%	9/19/13	13,300	43,039	(17,290)	60,329
Morgan Stanley Capital Services, Inc.**	Pay	BRL- BZDIOVRA	12.51%	1/2/14	532	26,883	4,601	22,282
Morgan Stanley Capital Services, Inc.**	Pay	BRL- BZDIOVRA	12.54%	1/2/14	1,702	52,842	(2,172)	55,014
Morgan Stanley Capital Services, Inc.**	Pay	MXN-TIIE- Banxico	5.60%	9/6/16	216	(1,832)	600	(2,432)
Morgan Stanley Capital Services, Inc.**	Pay	MXN-TIIE- Banxico	6.35%	6/2/21	224	(7,579)	734	(8,313)
Morgan Stanley Capital Services, Inc.**	Pay	6-Month EUR-EURIBOR	3.65%	9/21/21	3,081	307,341	11,225	296,116

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Morgan Stanley Capital Services, Inc.**	Pay	6-Month EUR-EURIBOR	3.50%	9/21/21	6,431	555,862	(21,390)	577,252
Morgan Stanley Capital Services, Inc.**	Pay	3-Month USD-LIBOR	3.00%	10/13/21	6,700	543,131	425,320	117,811
Morgan Stanley Capital Services, Inc.**	Pay	3-Month USD-LIBOR	2.00%	12/21/21	1,500	(24,084)	(6,975)	(17,109)
Royal Bank of Scotland PLC	Pay	3-Month CAD-CDOR	5.70%	12/18/24	3,054	173,438	(2,193)	175,631

Total					101,969	5,464,677	992,084	4,472,593

BRL	- Brazilian Real
BZDIOVRA	- Brazilian Interbank Deposit Rate Over
CAD	- Canadian Dollar
CDOR	- Canadian Deposit Offered Rate
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- Great British Pound
LIBOR	- London Interbank Offered Rate
MXN	- Mexican Peso
TIIE	- Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USD	- United States Dollar

Credit Default Swap Contracts on Corporate Issues - Buy Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Unrealized Depreciation ($)
Barclays Bank PLC****	Tate & Lyle International Finance PLC	(1.15%)	6/20/16	0.92%	500	(5,167)	(5,167)

Credit Default Swap Contracts on Corporate and Sovereign Issues - Sell Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	Berkshire Hathaway Finance	1.00%	3/20/21	2.66%	2,500	(307,475)	(81,066)	(226,409)
Bank of America NA	Credit Agricole SA	1.00%	6/20/16	5.21%	700	(157,323)	(74,323)	(83,000)
Bank of America NA	General Electric Capital Corp.	1.00%	12/20/15	2.97%	500	(37,725)	(10,026)	(27,699)
Bank of America NA	General Electric Capital Corp.	1.00%	12/20/15	2.97%	500	(37,725)	(9,796)	(27,929)
Bank of America NA	General Electric Capital Corp.	1.00%	3/20/16	2.99%	10,400	(831,289)	(115,799)	(715,490)
Bank of America NA	Indonesian Government Bond	1.00%	9/20/16	2.98%	1,300	(114,250)	(19,903)	(94,347)
Bank of America NA	Japan Government Bond	1.00%	3/20/16	1.37%	100	(1,567)	1,439	(3,006)

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	Japan Government Bond	1.00%	3/20/16	1.37%	200	(3,135)	2,676	(5,811)
Bank of America NA	Metlife, Inc.	1.00%	12/20/15	3.34%	600	(53,285)	(21,812)	(31,473)
Bank of America NA	Metlife, Inc.	1.00%	12/20/15	3.34%	900	(79,927)	(50,283)	(29,644)
Bank of America NA	Prudential Financial, Inc.	1.00%	12/20/15	2.86%	700	(50,301)	(20,428)	(29,873)
Bank of America NA	Spain Government Bond	1.00%	3/20/16	3.80%	100	(10,915)	(6,563)	(4,352)
Bank of America NA	Spain Government Bond	1.00%	3/20/16	3.80%	4,900	(534,830)	(323,601)	(211,229)
Barclays Bank PLC****	Brazilian Government Bond	1.00%	6/20/15	1.71%	500	(12,846)	(7,190)	(5,656)
Barclays Bank PLC****	China Government Bond	1.00%	3/20/16	1.87%	1,000	(36,296)	11,950	(48,246)
Barclays Bank PLC****	France Government Bond	0.25%	9/20/16	1.83%	100	(7,310)	(6,114)	(1,196)
Barclays Bank PLC****	Italy Republic Bond	1.00%	3/20/16	4.72%	800	(112,171)	(31,135)	(81,036)
Barclays Bank PLC****	Italy Republic Bond	1.00%	3/20/16	4.72%	3,900	(546,832)	(138,949)	(407,883)
Barclays Bank PLC****	United Mexican States, Series A	1.00%	3/20/15	1.64%	400	(8,677)	(9,000)	323
Barclays Bank PLC****	United Mexican States, Series A	1.00%	9/20/15	1.73%	3,300	(92,507)	(44,617)	(47,890)
Citibank NA***	Brazilian Government Bond	1.00%	9/20/15	1.75%	1,000	(28,624)	(15,694)	(12,930)
Citibank NA***	China Government Bond	1.00%	6/20/16	1.91%	1,400	(55,932)	15,095	(71,027)
Citibank NA***	Kazakhstan Government Bond	1.00%	3/20/16	3.17%	300	(26,847)	(8,658)	(18,189)
Citibank NA***	Metlife, Inc.	1.00%	12/20/15	3.34%	800	(71,047)	(29,082)	(41,965)
Citibank NA***	United Mexican States, Series A	1.00%	3/20/15	1.64%	400	(8,678)	(9,184)	506
Deutsche Bank AG	Brazilian Government Bond	1.00%	6/20/15	1.71%	500	(12,846)	(4,780)	(8,066)
Deutsche Bank AG	Brazilian Government Bond	1.00%	12/20/15	1.78%	6,200	(195,235)	(35,105)	(160,130)
Deutsche Bank AG	China Government Bond	1.00%	9/20/16	1.95%	400	(17,417)	2,210	(19,627)
Deutsche Bank AG	China Government Bond	1.00%	6/20/16	1.91%	800	(31,961)	8,612	(40,573)
Deutsche Bank AG	Japan Government Bond	1.00%	3/20/15	1.21%	700	(5,005)	8,131	(13,136)
Deutsche Bank AG	Kazakhstan Government Bond	1.00%	3/20/16	3.17%	300	(26,847)	(9,075)	(17,772)
Deutsche Bank AG	Merrill Lynch & Co., Inc.	1.00%	3/20/16	4.93%	1,500	(217,891)	(31,932)	(185,959)
Deutsche Bank AG	Metlife, Inc.	1.00%	3/20/18	3.57%	2,600	(356,966)	(147,690)	(209,276)
Deutsche Bank AG	United Mexican States, Series A	1.00%	3/20/15	1.64%	200	(4,339)	(4,592)	253
Deutsche Bank AG	United Mexican States, Series A	1.00%	9/20/15	1.73%	3,000	(84,098)	(40,561)	(43,537)

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Goldman Sachs International*	Brazilian Government Bond	1.00%	9/20/16	1.93%	400	(17,413)	(2,435)	(14,978)
Goldman Sachs International*	Brazilian Government Bond	1.00%	6/20/15	1.71%	500	(12,846)	(6,715)	(6,131)
Goldman Sachs International*	France Government Bond	0.25%	9/20/16	1.83%	300	(21,929)	(15,221)	(6,708)
Goldman Sachs International*	Italy Republic Bond	1.00%	3/20/16	4.72%	200	(28,043)	(7,695)	(20,348)
Goldman Sachs International*	Italy Republic Bond	1.00%	3/20/16	4.72%	1,600	(224,341)	(57,984)	(166,357)
Goldman Sachs International*	Metlife, Inc.	1.00%	9/20/15	3.30%	1,000	(83,113)	(64,375)	(18,738)
Goldman Sachs International*	Spain Government Bond	1.00%	3/20/16	3.80%	100	(10,914)	(6,646)	(4,268)
Goldman Sachs International*	Spain Government Bond	1.00%	6/20/16	3.81%	1,000	(114,616)	(60,347)	(54,269)
Goldman Sachs International*	United Kingdom Gilt	1.00%	12/20/15	0.80%	500	4,218	11,508	(7,290)
Goldman Sachs International*	United Kingdom Gilt	1.00%	12/20/15	0.80%	1,000	8,435	23,194	(14,759)
Goldman Sachs International*	United Kingdom Gilt	1.00%	6/20/15	0.73%	2,200	21,546	20,327	1,219
HSBC Bank USA, NA	Brazilian Government Bond	1.00%	9/20/15	1.75%	1,200	(34,349)	(11,923)	(22,426)
HSBC Bank USA, NA	Brazilian Government Bond	1.00%	3/20/16	1.83%	2,800	(99,506)	(13,143)	(86,363)
HSBC Bank USA, NA	France Government Bond	0.25%	9/20/16	1.83%	200	(14,619)	(12,139)	(2,480)
HSBC Bank USA, NA	Kazakhstan Government Bond	1.00%	3/20/16	3.17%	400	(35,797)	(11,729)	(24,068)
Morgan Stanley Capital Services, Inc.**	Brazilian Government Bond	1.00%	6/20/15	1.71%	500	(12,846)	(4,839)	(8,007)
Morgan Stanley Capital Services, Inc.**	Brazilian Government Bond	1.00%	9/20/15	1.75%	4,900	(140,258)	(68,592)	(71,666)
Morgan Stanley Capital Services, Inc.**	California State General Obligation	2.25%	3/20/21	2.56%	2,400	(40,839)	—	(40,839)
Morgan Stanley Capital Services, Inc.**	China Government Bond	1.00%	9/20/16	1.95%	900	(39,189)	4,574	(43,763)
Morgan Stanley Capital Services, Inc.**	France Government Bond	0.25%	3/20/16	1.76%	500	(31,806)	(17,027)	(14,779)
Morgan Stanley Capital Services, Inc.**	General Electric Capital Corp.	1.00%	6/20/16	3.01%	100	(8,437)	(383)	(8,054)
Morgan Stanley Capital Services, Inc.**	United Mexican States, Series A	1.00%	3/20/16	1.82%	2,700	(94,871)	(16,616)	(78,255)
Royal Bank of Scotland PLC	China Government Bond	1.00%	6/20/16	1.91%	800	(31,961)	8,419	(40,380)

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	1.76%	500	(31,806)	(16,794)	(15,012)
Royal Bank of Scotland PLC	France Government Bond	0.25%	12/20/15	1.72%	700	(41,161)	(13,897)	(27,264)
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	1.76%	6,200	(394,389)	(190,852)	(203,537)
Royal Bank of Scotland PLC	Indonesian Government Bond	1.00%	9/20/16	2.98%	100	(8,789)	(1,578)	(7,211)
Royal Bank of Scotland PLC	Italy Republic Bond	1.00%	3/20/16	4.72%	3,900	(546,832)	(140,673)	(406,159)

Total					91,100	(6,266,590)	(1,930,426)	(4,336,164)

Credit Default Swap Contracts on Credit Indices - Sell Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Depreciation ($)
Bank of America NA	CDX.EM-14 Index	5.00%	12/20/15	5,000	280,621	685,000	(404,379)
Bank of America NA	CDX.IG-16 Index	1.00%	6/20/16	22,800	(357,864)	108,984	(466,848)
Barclays Bank PLC****	CDX.EM-13 Index	5.00%	6/20/15	6,000	315,067	769,300	(454,233)
Barclays Bank PLC****	CDX.EM-14 Index	5.00%	12/20/15	900	50,512	120,900	(70,388)
Barclays Bank PLC****	CDX.EM-15 Index	5.00%	6/20/16	700	41,233	74,200	(32,967)
Citibank NA***	CDX.EM-14 Index	5.00%	12/20/15	3,100	173,985	418,100	(244,115)
Deutsche Bank AG	CDX.EM-13 Index	5.00%	6/20/15	2,000	105,022	246,500	(141,478)
Deutsche Bank AG	CDX.EM-14 Index	5.00%	12/20/15	1,000	56,124	123,600	(67,476)
Deutsche Bank AG	CDX.EM-15 Index	5.00%	6/20/16	300	17,672	40,651	(22,979)
Deutsche Bank AG	CDX.IG-16 Index	1.00%	6/20/16	6,800	(106,732)	32,688	(139,420)
HSBC Bank USA, NA	CDX.EM-13 Index	5.00%	6/20/15	3,100	162,785	363,590	(200,805)
HSBC Bank USA, NA	CDX.EM-14 Index	5.00%	12/20/15	400	22,450	52,200	(29,750)
Morgan Stanley Capital Services, Inc.**	CDX.EM-13 Index	5.00%	6/20/15	1,900	99,771	214,250	(114,479)
Morgan Stanley Capital Services, Inc.**	CDX.EM-14 Index	5.00%	12/20/15	900	50,512	117,000	(66,488)
Morgan Stanley Capital Services, Inc.**	CDX.IG-16 Index	1.00%	6/20/16	3,900	(61,214)	18,983	(80,197)

Total				58,800	849,944	3,385,946	(2,536,002)

CDX.EM	- Credit Derivatives Index - Emerging Markets
CDX.IG	- Credit Derivatives Index - Investment Grade

*	At the period end, cash of $980,000 has been received as collateral for these open swap and written option contracts.
**	At the period end, cash of $1,385,000 has been received as collateral for these open swap and written option contracts.
***	At the period end, cash of $430,000 has been received as collateral for these open swap and written option contracts.

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

****	At the period end, cash of $3,180,000 has been received as collateral for these open swap and written swaption contracts.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(13)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$27,582,784	$—	$27,582,784
Collateralized Mortgage Obligations	—	29,412,863	—	29,412,863
Commercial Mortgage Backed Securities	—	17,320,386	—	17,320,386
Convertible Bonds (a)	—	2,860,125	—	2,860,125
Corporate Debt Obligations (a)	—	327,632,397	—	327,632,397
Foreign Government Agency Obligations	—	12,517,477	—	12,517,477
Foreign Government Obligations	—	78,645,316	—	78,645,316
Municipal Bonds	—	37,604,567	—	37,604,567
U.S. Government Agency Obligations	—	325,702,711	—	325,702,711
U.S. Treasury Obligations	282,387,809	—	—	282,387,809
Convertible Preferred Stocks (a)	206,612	—	—	206,612
Preferred Stocks (a)	—	3,198,609	—	3,198,609
Swaptions Purchased (a)	—	314,649	—	314,649
Short Term Investments
Certificates of Deposit (a)	—	12,129,266	—	12,129,266
Commercial Paper	—	36,959,324	—	36,959,324
U.S. Treasury Obligations	11,918,895	280,000	—	12,198,895
Mutual Funds	5,556,269	—	—	5,556,269

Total Short Term Investments	17,475,164	49,368,590	—	66,843,754

Total Investments	300,069,585	912,160,474	—	1,212,230,059

Financial Derivative Instruments
Futures Contracts	2,775,401	—	—	2,775,401
Forward Foreign Currency Exchange Contracts	—	7,185,703	—	7,185,703
Swap Contracts (a)	—	4,561,029	—	4,561,029

Total Financial Derivative Instruments	$2,775,401	$11,746,732	$—	$14,522,133

Liabilities	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial Derivative Instruments
Futures Contracts	$(1,983)	$—	$—	$(1,983)
Forward Foreign Currency Exchange Contracts	—	(6,776,187)	—	(6,776,187)
Written Option Contracts (a)	(17,213)	(298,141)	—	(315,354)
Written Swaption Contracts (a)	—	(887,845)	—	(887,845)
Swap Contracts (a)	—	(6,965,769)	—	(6,965,769)

Total Financial Derivative Instruments	$(19,196)	$(14,927,942)	$—	$(14,947,138)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizatons.

SCSM IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares(2)	Value
INVESTMENT COMPANIES(1) – 99.9%
MFS Emerging Markets Equity Portfolio	2,495,594	$33,041,661
MFS International Growth Portfolio	5,761,258	60,205,147
MFS Value Portfolio	8,094,591	91,549,820
SCSM AllianceBernstein International Value Fund	4,907,562	36,512,260
SCSM BlackRock Inflation Protected Bond Fund	11,528,543	128,197,399
SCSM BlackRock International Index Fund	3,710,432	32,354,968
SCSM BlackRock Large Cap Index Fund	8,316,646	61,460,012
SCSM BlackRock Small Cap Index Fund	1,507,514	16,251,006
SCSM Columbia Small Cap Value Fund	2,874,179	20,694,087
SCSM Davis Venture Value Fund	6,149,724	60,636,279
SCSM Goldman Sachs Mid Cap Value Fund	6,863,548	52,437,506
SCSM Goldman Sachs Short Duration Fund	19,761,196	201,761,807
SCSM Ibbotson Tactical Opportunities Fund	36,220,015	331,775,341
SCSM Invesco Small Cap Growth Fund	1,681,195	15,870,477
SCSM Lord Abbett Growth & Income Fund	5,516,530	32,216,536
SCSM PIMCO High Yield Fund	5,886,756	52,097,789
SCSM PIMCO Total Return Fund	14,916,718	167,813,080
SCSM WMC Blue Chip Mid Cap Fund	3,922,182	48,360,504
SCSM WMC Large Cap Growth Fund	8,578,147	72,399,559
Sun Capital Global Real Estate Fund	3,507,815	31,991,269
Sun Capital Investment Grade Bond Fund®	14,218,881	134,510,613

Total Investment Companies (Cost $1,807,570,043)		1,682,137,120

TOTAL INVESTMENTS – 99.9% (Cost $1,807,570,043)		1,682,137,120

Other assets less liabilities – 0.1%		1,564,615

NET ASSETS – 100.0%		$1,683,701,735

(1)	Sun Capital Advisers LLC® or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to these underlying funds. These are affiliated securities
(2)	Each investment is in the Initial Class Shares.

SCSM IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM IBBOTSON CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares (2)	Value
INVESTMENT COMPANIES(1) – 99.9%
MFS International Growth Portfolio	2,323,111	$24,276,512
MFS Value Portfolio	3,615,782	40,894,491
SCSM AllianceBernstein International Value Fund	2,280,184	16,964,566
SCSM BlackRock Inflation Protected Bond Fund	9,560,641	106,314,325
SCSM BlackRock International Index Fund	1,449,176	12,636,816
SCSM BlackRock Large Cap Index Fund	3,756,428	27,760,003
SCSM BlackRock Small Cap Index Fund	771,133	8,312,810
SCSM Columbia Small Cap Value Fund	1,241,640	8,939,808
SCSM Davis Venture Value Fund	2,067,665	20,387,180
SCSM Goldman Sachs Mid Cap Value Fund	3,020,646	23,077,739
SCSM Goldman Sachs Short Duration Fund	16,587,450	169,357,861
SCSM Ibbotson Tactical Opportunities Fund	9,349,417	85,640,662
SCSM Lord Abbett Growth & Income Fund	2,920,296	17,054,531
SCSM PIMCO High Yield Fund	4,062,475	35,952,903
SCSM PIMCO Total Return Fund	9,820,104	110,476,166
SCSM WMC Blue Chip Mid Cap Fund	2,040,428	25,158,475
SCSM WMC Large Cap Growth Fund	4,005,599	33,807,254
Sun Capital Investment Grade Bond Fund®	10,860,164	102,737,153

Total Investment Companies (Cost $898,752,754)		869,749,255

TOTAL INVESTMENTS – 99.9% (Cost $898,752,754)		869,749,255
Other assets less liabilities – 0.1%		1,186,212

NET ASSETS – 100.0%		$870,935,467

(1)	Sun Capital Advisers LLC® or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.

SCSM IBBOTSON CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

	Shares(2)	Value
INVESTMENT COMPANIES(1) – 100.0%
MFS Emerging Markets Equity Portfolio	755,384	$10,001,278
MFS International Growth Portfolio	2,749,064	28,727,724
MFS Value Portfolio	2,945,526	33,313,893
SCSM AllianceBernstein International Value Fund	1,522,176	11,324,986
SCSM BlackRock Inflation Protected Bond Fund	1,919,963	21,349,988
SCSM BlackRock International Index Fund	1,725,273	15,044,384
SCSM BlackRock Large Cap Index Fund	3,750,162	27,713,697
SCSM BlackRock Small Cap Index Fund	1,091,120	11,762,272
SCSM Columbia Small Cap Value Fund	1,276,112	9,188,008
SCSM Davis Venture Value Fund	3,970,774	39,151,830
SCSM Goldman Sachs Mid Cap Value Fund	3,104,479	23,718,222
SCSM Goldman Sachs Short Duration Fund	1,923,308	19,636,978
SCSM Ibbotson Tactical Opportunities Fund	11,223,025	102,802,914
SCSM Invesco Small Cap Growth Fund	956,947	9,033,580
SCSM Lord Abbett Growth & Income Fund	1,748,563	10,211,605
SCSM PIMCO Total Return Fund	3,940,051	44,325,571
SCSM WMC Blue Chip Mid Cap Fund	2,033,253	25,070,008
SCSM WMC Large Cap Growth Fund	4,371,127	36,892,312
Sun Capital Global Real Estate Fund	1,363,113	12,431,595
Sun Capital Investment Grade Bond Fund®	2,459,612	23,267,928

Total Investment Companies (Cost $553,090,716)		514,968,773

TOTAL INVESTMENTS – 100.0% (Cost $553,090,716)		514,968,773
Liabilities in excess of other assets – 0.0%+		(213,535)

NET ASSETS – 100.0%		$514,755,238

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC® or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the initial class shares.

SCSM IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

Notes to Portfolios of Investments (Unaudited)

NOTE 1 – ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twenty two funds (each referred to as a “Fund” and, collectively, as “the Funds”). Three of the Funds, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, are affiliated “Fund-of-Funds”, which invest in other Funds of the Trust and in other mutual funds managed by MFS, an affiliate of the investment adviser to each Fund of the Trust, Sun Capital Advisers LLC (“Sun Capital”). The three Fund-of-Funds and each of the other Funds other than SC Ibbotson Tactical Opportunities Fund (the “Tactical Fund”) are offered to variable annuity and variable life insurance separate accounts established by affiliated insurance companies to fund variable annuity contracts and variable life insurance policies. The Tactical Fund, a Fund-of-exchange traded funds, is not available for investment by contract holders but serves exclusively as an investment option designed to implement a tactical strategy for the three Fund-of-Funds.

Each of the Funds is an open-end mutual fund under the 1940 Act. Each is classified as a diversified mutual fund except for Sun Capital Global Real Estate Fund and SC BlackRock Inflation Protected Bond Fund, which are classified as non-diversified mutual funds. Each Fund, except for the Tactical Fund, offers Initial Class Shares and Service Class Shares. The Tactical Fund offers only Initial Class Shares. The Funds are:

SC AllianceBernstein International Value Fund (“AllianceBernstein International Value Fund”)

SC BlackRock International Index Fund (“BlackRock International Index Fund”)

SC BlackRock Large Cap Index Fund (“BlackRock Large Cap Index Fund”)

SC BlackRock Small Cap Index Fund (“BlackRock Small Cap Index Fund”)

SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”)

SC Columbia Small Cap Value Fund (“Columbia Small Cap Value Fund”)

SC Davis Venture Value Fund (“Davis Venture Value Fund”)

SC Invesco Small Cap Growth Fund (“Invesco Small Cap Growth Fund”)

SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”)

SC WMC Blue Chip Mid Cap Fund (“WMC Blue Chip Mid Cap Fund”)

SC WMC Large Cap Growth Fund (“WMC Large Cap Growth Fund”)

Sun Capital Global Real Estate Fund (“Global Real Estate Fund”)

SC Ibbotson Tactical Opportunities Fund (“Ibbotson Tactical Opportunities Fund”)

Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Sun Capital Money Market Fund (“Money Market Fund”)

SC BlackRock Inflation Protected Bond Fund (“BlackRock Inflation Protected Bond Fund”)

SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”)

SC PIMCO High Yield Fund (“PIMCO High Yield Fund”)

SC PIMCO Total Return Fund (“PIMCO Total Return Fund”)

SC Ibbotson Balanced Fund (“Ibbotson Balanced Fund”)

SC Ibbotson Conservative Fund (“Ibbotson Conservative Fund”)

SC Ibbotson Growth Fund (“Ibbotson Growth Fund”)

Each Fund-of-Funds seeks to achieve its objective by investing in a portfolio of underlying affiliated funds (“underlying funds”) which, in turn, may invest in a variety of U.S. and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within their principal investment strategies, may represent a significant portion of the underlying funds’ net assets. Each Fund-of-Funds’ “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund as of September 30, 2011, is available at the SEC’s website at www.sec.gov if not already provided in this report under the name of the underlying fund.

NOTE 2 – FAIR VALUATION

a)	Determination of Net Asset Value

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business (a “valuation day”). If the New York Stock Exchange closes early for any reason, each Fund will accelerate the determination of its NAV to that earlier time.

b)	Valuation of Investments

Valuation techniques of the Funds’ major categories of assets and liabilities are as follows:

Investments in securities and option contracts listed on the National Association of Securities Dealers Automation Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities and option contracts listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Over-the-counter (OTC) equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available on the valuation day, the last bid price is used to value securities and purchased option contracts and the last asked price is used to value written option contracts. Debt securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and adjusted credit default swap spreads. The fair value of asset backed and mortgage backed securities is estimated using models that consider the future cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The fair value of U.S. Government and agency securities are normally estimated using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Short-term securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in open end mutual funds and underlying funds are valued at their daily closing NAV as reported by the investment company. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Trust’s Board of Trustees.

The close of foreign exchanges before the determination of each Fund’s NAV gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign exchanges close but before the Funds determine their NAVs. In consideration of this, the Board of Trustees has approved an independent pricing vendor to facilitate the fair value process of equity securities traded on particular foreign exchanges. The independent pricing service considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, futures, exchange-traded funds, and the movements of certain indexes of securities based on a statistical analysis of the historical relationship. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under this fair value process may differ from published prices for the same securities.

Exchange traded futures and exchange traded options on futures contracts are valued at the settlement price determined by the relevant exchange. OTC swap contracts, OTC options and swaptions are valued daily based upon quotations from an independent pricing vendor. Depending on the product and the terms of the transaction, the fair value of the OTC derivatives can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies used do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

In accordance with Rule 2a-7 under the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define the fair value of a financial instrument as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with U.S. GAAP, the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. If the inputs used to measure fair value for a security fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The three-tier hierarchy of fair value measurements is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets or liabilities

The types of assets and liabilities utilizing Level 1 valuations generally include exchange traded domestic and certain foreign equities, listed derivatives (such as warrants, rights, futures, options), investments in publicly-traded mutual funds, including exchange-traded funds (“ETF”), with quoted market prices and certain OTC actively traded U.S. Treasury securities.

Level 2 – significant other observable inputs, including:

a)	Quoted prices for identical or similar assets or liabilities in active and non-active markets,

b)	Inputs other than quoted market prices that are observable, and

c)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

The types of assets and liabilities utilizing Level 2 valuations generally include debt securities such as U.S. Government agency obligations, municipal bonds, mortgage backed securities, asset backed securities, collateralized mortgage obligations, corporate debt obligations, bank loan obligations, certificates of deposit and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, foreign forward currency exchange contracts and equity-linked securities; and certain foreign equity securities and derivatives traded on particular foreign exchanges that close before the Funds determine their NAVs.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets or liabilities)

Generally, the types of assets and liabilities utilizing Level 3 valuations include securities whose trading has been suspended or which has been de-listed from its primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; or securities and certain derivatives valued by broker quotes which may include brokers’ assumptions about the assumptions a market participant would use.

The tables summarizing the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2011 and transfers among levels, if any, are incorporated within each Fund’s Portfolio of Investments. During the period ended September 30, 2011, there were no significant changes to valuation techniques described above and the related inputs.

c)	Derivative Instruments

In the normal course of pursuing their investment objectives, the Funds may trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market or equity risk), failure of the other party to a transaction to perform or a decline in credit quality of the issuer (counterparty and credit risk), fluctuations in the value of foreign currencies (foreign currency exchange risk) and unfavorable changes in interest rates (interest rate risk).

The following is a summary of the fair valuations of the Funds’ financial derivative instruments (not accounted for as hedging instruments under U.S. GAAP) categorized by risk exposure:

Asset Derivatives

Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts	$—	$220,328	$—	$—	$220,328
	Futures Contracts	—	—	—	22,834	22,834

	Total Value	$—	$220,328	$—	$22,834	$243,162

BlackRock Internatonal Index Fund	Futures Contracts	$—	$—	$—	$13,268	$13,268

	Total Value	$—	$—	$—	$13,268	$13,268

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts	$—	$652,666	$—	$—	$652,666
	Futures Contracts	868,897	—	—	—	868,897
	Purchased Option Contracts	294,647	—	—	—	294,647
	Swap Contracts	1,746,634	—	—	—	1,746,634

	Total Value	$2,910,178	$652,666	$—	$—	$3,562,844

Goldman Sachs Short Duration Fund	Futures Contracts	$468,940	$—	$—	$—	$468,940

	Total Value	$468,940	$—	$—	$—	$468,940

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts	$—	$598,306	$—	$—	$598,306
	Swap Contracts	—	—	138,320	—	138,320

	Total Value	$—	$598,306	$138,320	$—	$736,626

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts	$—	$7,185,703	$—	$—	$7,185,703
	Futures Contracts	2,775,401	—	—	—	2,775,401
	Swaptions Purchased	314,649	—	—	—	314,649
	Swap Contracts	4,558,728	—	2,301	—	4,561,029

	Total Value	$7,648,778	$7,185,703	$2,301	$—	$14,836,782

Liability Derivatives
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts	$—	$(70,408)	$—	$—	$(70,408)

	Total Value	$—	$(70,408)	$—	$—	$(70,408)

BlackRock Internatonal Index Fund	Futures Contracts	$—	$—	$—	$(17,241)	$(17,241)

	Total Value	$—	$—	$—	$(17,241)	$(17,241)

BlackRock Large Cap Index Fund	Futures Contracts	$—	$—	$—	$(146,639)	$(146,639)

	Total Value	$—	$—	$—	$(146,639)	$(146,639)

BlackRock Small Cap Index Fund	Futures Contracts	$—	$—	$—	$(214,044)	$(214,044)

	Total Value	$—	$—	$—	$(214,044)	$(214,044)

Goldman Sachs Mid Cap Value Fund	Futures Contracts	$—	$—	$—	$(326,179)	$(326,179)

	Total Value	$—	$—	$—	$(326,179)	$(326,179)

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts	$—	$(72,945)	$—	$—	$(72,945)
	Futures Contracts	(2,764,119)	—	—	—	(2,764,119)
	Swap Contracts	(1,434,953)	—	—	—	(1,434,953)
	Written Option Contracts	(5,256,892)	—	—	—	(5,256,892)

	Total Value	$(9,455,964)	$(72,945)	$—	$—	$(9,528,909)

Goldman Sachs Short Duration Fund	Futures Contracts	$(2,257,647)	$—	$—	$—	$(2,257,647)

	Total Value	$(2,257,647)	$—	$—	$—	$(2,257,647)

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts	$—	$(23,058)	$—	$—	$(23,058)
	Swap Contracts	—	—	(474,613)	—	(474,613)

	Total Value	$—	$(23,058)	$(474,613)	$—	$(497,671)

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts	$—	$(6,776,187)	$—	$—	$(6,776,187)
	Futures Contracts	(1,983)	—	—	—	(1,983)
	Swap Contracts	(86,135)	—	(6,879,634)	—	(6,965,769)
	Written Option Contracts	(1,068,286)	—	(134,913)	—	(1,203,199)

	Total Value	$(1,156,404)	$(6,776,187)	$(7,014,547)	$—	$(14,947,138)

d)	For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report to Shareholders.

NOTE 3 – FEDERAL INCOME TAX COST

The identified cost of investments owned by each Fund for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2011 were as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Fund	Identified Tax Cost	Appreciation	(Depreciation)
AllianceBernstein International Value Fund	$79,425,918	$1,865,344	$13,210,089	$(11,344,745)
BlackRock International Index Fund	72,912,078	976,201	12,069,752	(11,093,551)
BlackRock Large Cap Index Fund	148,778,369	5,409,745	14,886,326	(9,476,581)
BlackRock Small Cap Index Fund	201,667,455	7,856,132	36,158,297	(28,302,165)
Goldman Sachs Mid Cap Value Fund	205,806,966	27,717,479	16,437,485	11,279,994
Columbia Small Cap Value Fund	58,958,662	1,227,621	10,567,823	(9,340,202)
Davis Venture Value Fund	354,581,972	34,321,256	25,810,121	8,511,135
Invesco Small Cap Growth Fund	37,555,190	2,993,778	4,344,609	(1,350,831)
Lord Abbett Growth & Income Fund	446,856,088	26,841,455	41,253,372	(14,411,917)
WMC Blue Chip Mid Cap Fund	182,955,532	6,480,424	26,529,634	(20,049,210)
WMC Large Cap Growth Fund	179,881,262	12,653,036	17,994,128	(5,341,092)
Global Real Estate Fund	184,721,961	27,416,829	20,411,011	7,005,818
Ibbotson Tactical Opportunities Fund	596,727,352	176,389	68,850,488	(68,674,099)
Investment Grade Bond Fund	514,083,502	11,630,777	7,135,507	4,495,270
Money Market Fund	227,939,968	—	—	—
BlackRock Inflation Protected Bond Fund	508,655,797	15,350,500	2,707,921	12,642,579
Goldman Sachs Short Duration Fund	1,146,522,950	13,642,723	3,503,082	10,139,641
PIMCO High Yield Fund	157,464,105	6,164,949	9,406,129	(3,241,180)

PIMCO Total Return Fund	1,212,427,170	23,936,842	24,133,953	(197,111)
Ibbotson Balanced Fund	1,807,570,043	10,894,226	136,327,149	(125,432,923)
Ibbotson Conservative Fund	898,752,754	12,833,224	41,836,723	(29,003,499)
Ibbotson Growth Fund	553,090,716	5,299,504	43,421,447	(38,121,943)

NOTE 4 – INVESTMENT TRANSACTIONS IN WRITTEN OPTIONS, SWAPTIONS AND FORWARD VOLATILITY AGREEMENTS

Transactions in all types of options written during the nine months ended September 30, 2011 were as follows:

BlackRock Inflation Protected Bond Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	—	$31,400,000	$1,282,390
Written	1,385	207,100,000	2,862,756
Bought back	(574)	(9,000,000)	(759,278)
Expired	(738)	(154,900,000)	(645,978)
Exercised	—	—	—

End of period	73	$74,600,000	$2,739,890

PIMCO Total Return Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	368	$190,700,000	$1,879,431
Written	635	451,500,000	2,370,456
Bought back	(642)	(61,000,000)	(577,663)
Expired	(280)	(93,900,000)	(626,368)
Exercised	—	—	—

End of period	81	$487,300,000	$3,045,856

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended September 30, 2011 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President
(Chief Executive Officer)

Date: November 23, 2011

By (Signature and Title)*	/s/ LENA METELITSA
Lena Metelitsa, Treasurer
(Chief Financial Officer)

Date: November 23, 2011

*	Print name and title of each signing officer under his or her signature.